PROSPECTUS                                                      ----------------
                                                                GE FUNDS


JANUARY 29, 2001
(AS REVISED JUNE 14, 2001)


--------------------------------------------------------------------------------
EQUITY FUNDS
GE U.S. Equity Fund
GE Value Equity Fund
GE Mid-Cap Growth Fund
GE Mid-Cap Value Equity Fund
GE Small-Cap Value Equity Fund
GE S&P 500 Index Fund
GE Global Equity Fund
GE International Equity Fund
GE Europe Equity Fund
GE Emerging Markets Fund

PREMIER FUNDS
   GE Premier Growth Equity Fund
   GE Premier Research Equity Fund
   GE Premier International Equity Fund
   GE Premier Value Equity Fund

--------------------------------------------------------------------------------
INCOME FUNDS
GE Fixed Income Fund
GE Government Securities Fund
GE Short-Term Government Fund
GE Tax-Exempt Fund
GE High Yield Fund

--------------------------------------------------------------------------------
ASSET ALLOCATION FUNDS
GE Strategic Investment Fund

--------------------------------------------------------------------------------
MONEY MARKET FUNDS
GE Money Market Fund


--------------------------------------------------------------------------------
Like all mutual funds, the Funds' shares have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.




[GE LOGO]

                 WE BRING GOOD THINGS TO LIFE.

                      ----------------------------------------------------------
                      CONTENTS


--------------------------------------------------------------------------------
GE FUNDS
PROSPECTUS

                      EQUITY FUNDS                                             3
                      ----------------------------------------------------------
                      GE U.S. Equity Fund                                      4
                      GE Value Equity Fund                                     6
                      GE Mid-Cap Growth Fund                                   8
                      GE Mid-Cap Value Equity Fund                            10
                      GE Small-Cap Value Equity Fund                          12
                      GE S&P 500 Index Fund                                   14
                      GE Global Equity Fund                                   16
                      GE International Equity Fund                            18
                      GE Europe Equity Fund                                   20
                      GE Emerging Markets Fund                                22
                      GE Premier Growth Equity Fund                           24
                      GE Premier Research Equity Fund                         26
                      GE Premier International Equity Fund                    27
                      GE Premier Value Equity Fund                            28

                      INCOME FUNDS                                            29
                      ----------------------------------------------------------
                      GE Fixed Income Fund                                    30
                      GE Government Securities Fund                           32
                      GE Short-Term Government Fund                           34
                      GE Tax-Exempt Fund                                      36
                      GE High Yield Fund                                      38

                      ASSET ALLOCATION FUNDS                                  41
                      ----------------------------------------------------------
                      GE Strategic Investment Fund                            42

                      MONEY MARKET FUNDS                                      45
                      ----------------------------------------------------------
                      GE Money Market Fund                                    46

                      FUND EXPENSES                                           48
                      ----------------------------------------------------------

                      MORE ON STRATEGIES AND RISKS                            56
                      ----------------------------------------------------------
                      Important Definitions                                   56
                      More on Investment Strategies                           59
                      More on Risks                                           64
                      Other Risk Considerations                               67

                      ABOUT THE INVESTMENT ADVISER                            68
                      ----------------------------------------------------------
                      Investment Adviser and Administrator                    68
                      About the Funds' Portfolio Managers                     69
                      About the Sub-Advisers                                  71
                      Prior Performance Information                           73

                      HOW TO INVEST                                           76
                      ----------------------------------------------------------
                      How to Buy Shares                                       76
                      Choosing a Share Class                                  79
                      How to Redeem Shares                                    83
                      How to Exchange Shares                                  85
                      Distribution and Shareholder Service Fees               86

                      DIVIDENDS, CAPITAL GAINS AND OTHER TAX INFORMATION      88
                      ----------------------------------------------------------

                      CALCULATING SHARE VALUE                                 90
                      ----------------------------------------------------------

                      FINANCIAL HIGHLIGHTS                                    91
                      ----------------------------------------------------------


                      Additional information regarding the GE Funds ("Funds") is contained in the Statement of Additional Information dated January 29, 2001 (as revised June 14, 2001), which is incorporated by reference into (legally forms a part of) this Prospectus.

2

--------------------------------------------------------------------------------


                     [This page intentionally left blank.]

                                                                               3
-----------------------------------
GE FUNDS               EQUITY FUNDS
PROSPECTUS



--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST IN A GE EQUITY FUND?

GE Equity Funds may be appropriate for your investment portfolio if you:
- have a long-term investment goal
- are willing to accept higher short-term risk for potential long-term returns
- want to diversify a portfolio composed mostly of other types of investments

GE Equity Funds may not be appropriate if you want:
- to avoid potentially significant changes in share price
- a short-term investment
- regular income

EQUITY FUNDS generally invest in equity securities. EQUITY SECURITIES may include common stocks, preferred securities, depositary receipts, CONVERTIBLE SECURITIES, and RIGHTS and WARRANTS of U.S. and foreign companies. Stocks represent an ownership interest in a corporation. Equity funds have more potential for capital growth than other funds, but they have greater risk.

[SIDENOTE]
AN INVESTMENT IN A GE EQUITY FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A GE FUND IS SUBJECT TO RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

4    GE FUNDS
     PROSPECTUS
     EQUITY FUNDS


--------------------------------------------------------------------------------
GE U.S. EQUITY FUND

---------------------
INVESTMENT OBJECTIVE:
LONG-TERM GROWTH OF CAPITAL.


THE STRATEGY

GE U.S. Equity Fund invests primarily in EQUITY SECURITIES of U.S. companies. The portfolio managers use a Multi-Style-Registered Trademark- investment strategy that combines GROWTH and VALUE investment management styles. As a result, the portfolio has characteristics similar to the Standard & Poor's 500 Composite Stock Index (S&P 500 Index-Registered Trademark-), including capital appreciation and income potential. Stock selection is key to the performance of the Fund.

Through fundamental company research, the portfolio managers seek to identify securities of large companies with characteristics such as:
- attractive valuations
- financial strength
- high quality management focused on generating shareholder value

The Fund also may invest to a lesser extent in FOREIGN SECURITIES and DEBT SECURITIES. The portfolio managers may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.


THE RISKS

The principal risks of investing in the Fund are STOCK MARKET RISK and STYLE RISK (MID-CAP COMPANY RISK). To the extent that the portfolio managers invest in FOREIGN SECURITIES or DEBT SECURITIES, the Fund would be subject to FOREIGN EXPOSURE RISK or INTEREST RATE RISK and CREDIT RISK.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.

The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. The bar chart does not reflect the impact of sales charges, which lower the Fund's returns. During the periods presented in the bar chart, Class A's highest return for a quarter was 19.82% for the quarter ended December 31, 1998. The lowest return for a quarter was -10.11% for the quarter ended September 30, 1998.


CALENDAR YEAR TOTAL RETURNS
CLASS A SHARES*

[CHART]

1994           -2%
1995           35%
1996           22%
1997           32%
1998           23%
1999           19%
2000            0%

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the S&P 500
INDEX-Registered Trademark-. The table reflects the impact of the Fund's expenses and sales charges for each share class. It assumes that you sold your shares at the end of each period.


AVERAGE ANNUAL TOTAL RETURNS
(AS OF DECEMBER 31, 2000)

                                                      Since
                            1 Year      5 Years     Inception**
GE U.S. Equity Fund
  Class A*                  -6.18%       17.42%       16.50%
  Class B                   -4.90%       17.95%       17.65%
  Class C (level load)      -2.13%            -        8.19%
  Class Y***                -0.19%       19.13%       18.06%
S&P 500 Index               -9.17%       18.36%       17.26%****

Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during the periods shown, the Fund's total returns would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

*Returns include those of the predecessor Class C, which was combined with Class A as of the close of business on September 17, 1999. Average Annual Total Return Figures for periods prior to September 17, 1999 have been adjusted to reflect Class A expenses and sales charges.

** Inception date (commencement of investment operations):
Class A - February 22, 1993
Class B - December 22, 1993
Class C - September 30, 1999
Class Y - November 29, 1993

*** Formerly named Class D

**** Since March 1, 1993


[SIDENOTE]
ALL MUTUAL FUNDS USE A STANDARD FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

6    GE FUNDS
     PROSPECTUS
     EQUITY FUNDS


--------------------------------------------------------------------------------
GE VALUE EQUITY FUND


---------------------
INVESTMENT OBJECTIVE:
LONG-TERM GROWTH OF CAPITAL AND FUTURE INCOME.


THE STRATEGY

GE Value Equity Fund invests primarily in EQUITY SECURITIES of large U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic problems. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of companies with characteristics such as:
- low prices in relation to their peers and the overall market
- the potential for long-term earnings growth
- above average dividend yields
- expectation of income in future periods
- strong management
- financial strength
- attractive upside potential and limited downside risk

The Fund also may invest to a lesser extent in FOREIGN SECURITIES and DEBT SECURITIES. The portfolio manager may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.


THE RISKS

The principal risks of investing in the Fund are STOCK MARKET RISK and STYLE RISK (VALUE INVESTING RISK). To the extent that the portfolio manager invests in FOREIGN SECURITIES or DEBT SECURITIES, the Fund would be subject to FOREIGN EXPOSURE RISK or INTEREST RATE RISK and CREDIT RISK.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------
FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.

The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. The bar chart does not reflect the impact of sales charges, which lower the Fund's returns. During the periods presented in the bar chart, Class A's highest return for a quarter was 20.39% for the quarter ended June 30, 1997. The lowest return for a quarter was -10.22% for the quarter ended September 30, 1998.

CALENDAR YEAR TOTAL RETURNS
CLASS A SHARES*

[CHART]

1994           -2%
1995           30%
1996           23%
1997           33%
1998           24%
1999           18%
2000            0%

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the STANDARD & POOR'S 500/BARRA VALUE INDEX (S&P VALUE INDEX). The table reflects the impact of the Fund's expenses and sales charges for each share class. It assumes that you sold your shares at the end of each period.


AVERAGE ANNUAL TOTAL RETURNS
(AS OF DECEMBER 31, 2000)

                                                     Since
                            1 Year     5 Years    Inception**
GE Value Equity Fund
  Class A*                  -5.70%      17.71%      15.78%
  Class B                   -4.38%      18.36%      15.97%
  Class C (level load)      -1.67%           -       8.16%
  Class Y***                 0.29%           -      14.08%
S&P Value Index              6.09%      16.81%      15.99%****

Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during the periods shown, the Fund's total returns would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

* Returns reflect the impact of Distribution and Service Fees imposed at the rate of 0.50% of average daily net assets. Effective September 17, 1999, Distribution and Service Fees were reduced to 0.25% of average daily net assets.

** Inception date (commencement of investment operations):
Class A - September 8, 1993
Class B - September 8, 1993
Class C - September 30, 1999
Class Y - January 5, 1998

*** Formerly named Class D

**** Since September 1, 1993


[SIDENOTE]
ALL MUTUAL FUNDS USE A STANDARD FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

8    GE FUNDS
     PROSPECTUS
     EQUITY FUNDS


--------------------------------------------------------------------------------
GE MID-CAP GROWTH FUND


---------------------
INVESTMENT OBJECTIVE:
LONG-TERM GROWTH OF CAPITAL.


THE STRATEGY

GE Mid-Cap Growth Fund invests primarily in EQUITY SECURITIES of mid-cap companies that the portfolio manager believes have above-average growth potential. The Fund defines a mid-cap company as one with a market capitalization within the capitalization range of the Standard & Poor's MidCap 400 Index (S&P MidCap Index). As of December 31, 2000 the market capitalization of companies in the S&P MidCap Index ranged from $102 million to $12.3 billion. The portfolio manager will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of the capitalization range of the S&P MidCap Index. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of growth companies with characteristics such as:
- above-average revenue and earnings growth
- attractive products or services
- financial strength
- strong competitive positions within their industries
- high quality management focused on generating shareholder value
- reasonable valuation

The Fund also may invest to a lesser extent in securities with capitalizations outside the Fund's mid-cap range, FOREIGN SECURITIES and DEBT SECURITIES. The portfolio manager may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.


THE RISKS

The principal risks of investing in the Fund are STOCK MARKET RISK and STYLE RISK (GROWTH INVESTING RISK and MID-CAP COMPANY RISK). To the extent that the portfolio manager invests in FOREIGN SECURITIES, DEBT SECURITIES or initial public offerings of EQUITY SECURITIES, the Fund would be subject to FOREIGN EXPOSURE RISK, INTEREST RATE RISK, CREDIT RISK and INITIAL PUBLIC OFFERING RISK.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------
FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.

The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. The bar chart does not reflect the impact of sales charges, which lower the Fund's returns. During the periods presented in the bar chart, Class A's highest return for a quarter was 22.83% for the quarter ended December 31, 1999. The lowest return for a quarter was -18.52% for the quarter ended September 30, 1998.


CALENDAR YEAR TOTAL RETURNS
CLASS A SHARES*

[CHART]

1994           -1%
1995           32%
1996           18%
1997           26%
1998            3%
1999           17%
2000            5%

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the S&P MIDCAP INDEX. The table reflects the impact of the Fund's expenses and sales charges for each share class. It assumes that you sold your shares at the end of each period.


AVERAGE ANNUAL TOTAL RETURNS
(AS OF DECEMBER 31, 2000)

                                                      Since
                            1 Year      5 Years     Inception**
GE Mid-Cap Growth Fund
  Class A*                  -1.05%      12.32%        12.90%
  Class B                    0.55%      12.95%        13.08%
  Class C (level load)       3.33%           -        21.63%
  Class Y***                 5.31%           -         8.96%
S&P MidCap Index            17.55%      20.39%        17.73%****

Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during the periods shown, the Fund's total returns would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

* Returns reflect the impact of Distribution and Service Fees imposed at the rate of 0.50% of average daily net assets. Effective September 17, 1999, Distribution and Service Fees were reduced to 0.25% of average daily net assets.

** Inception date (commencement of investment operations):
Class A - September 8, 1993
Class B - September 8, 1993
Class C - September 30, 1999
Class Y - January 5, 1998

*** Formerly named Class D

**** Since September 1, 1993


[SIDENOTE]
ALL MUTUAL FUNDS USE A STANDARD FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

10   GE FUNDS
     PROSPECTUS
     EQUITY FUNDS


--------------------------------------------------------------------------------
GE MID-CAP VALUE EQUITY FUND


---------------------
INVESTMENT OBJECTIVE:
LONG-TERM GROWTH OF CAPITAL.


THE STRATEGY

GE Mid-Cap Value Equity Fund invests primarily in EQUITY SECURITIES of mid-cap companies that the portfolio manager believes are undervalued by the market and have above-average growth potential. The Fund defines mid-cap companies to mean companies with a market capitalization within the capitalization range of the Standard & Poor's MidCap 400 Stock Index (S&P MidCap Index). As of December 31, 2000, the market capitalization of companies in the S&P MidCap Index ranged from $102 million to $12.3 billion. The portfolio manager will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of the capitalization range of the S&P MidCap Index. The portfolio manager also invests in companies that are considered "special situation companies" where due to management turnaround, corporate or asset restructuring or significantly undervalued assets, their securities may not have performed well in the recent past, but appear to have potential for significant future earnings growth. Stock selection is key to the performance of the Fund.

The Fund is value-oriented and seeks to identify undervalued companies where a catalyst exists to recognize value or improve a company's profitability. Examples of these catalysts are:
- new management
- industry consolidation
- company restructuring
- change in the company's fundamentals

The Fund also may invest to a lesser extent in FOREIGN SECURITIES and DEBT SECURITIES. The portfolio manager may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.


THE RISKS

The principal risks of investing in the Fund are STOCK MARKET RISK and STYLE RISK (VALUE INVESTING RISK and MID-CAP COMPANY RISK). To the extent that the portfolio manager invests in FOREIGN SECURITIES, DEBT SECURITIES or initial public offerings of EQUITY SECURITIES, the Fund would be subject to FOREIGN EXPOSURE RISK, INTEREST RATE RISK, CREDIT RISK and INITIAL PUBLIC OFFERING RISK.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------
FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.

The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. The bar chart does not reflect the impact of sales charges, which lower the Fund's returns. During the periods presented in the bar chart, Class A's highest return for a quarter was 13.86% for the quarter ended June 30, 1999. The lowest return for a quarter was -14.52% for the quarter ended September 30, 1999.


CALENDAR YEAR TOTAL RETURNS
CLASS A SHARES*

[CHART]

1999            8%
2000           -1%

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the S&P MIDCAP INDEX. The table reflects the impact of the Fund's expenses and sales charges for each share class. It assumes that you sold your shares at the end of each period.


AVERAGE ANNUAL TOTAL RETURNS
(AS OF DECEMBER 31, 2000)

                                          Since
                            1 Year      Inception**
GE Mid-Cap Value Fund
  Class A*                  -1.39%         3.13%
  Class B                   -0.24%         4.47%
  Class C (level load)       2.69%        10.78%
  Class Y***                 4.78%         6.41%
S&P MidCap Index            17.55%        16.13%****

Both the bar chart and table assume reinvestment of dividends and distributions. During the periods presented, GE Asset Management retained a sub-adviser. As of October 1, 2000, GE Asset Management no longer retains the sub-adviser. If GE Asset Management had not reduced certain expenses during the periods shown, the Fund's total returns would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

* Returns include those of predecessor Class C, which was combined with Class A as of the close of business on September 17, 1999. Average Annual Total Return figures for periods prior to September 17, 1999 have been adjusted to reflect Class A expenses and sales charges.

** Inception date (commencement of investment operations):
Classes A, B and Y - December 31, 1998
Class C - September 30, 1999

*** Formerly named Class D

**** Since January 1, 1999


[SIDENOTE]
ALL MUTUAL FUNDS USE A STANDARD FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

12   GE FUNDS
     PROSPECTUS
     EQUITY FUNDS


--------------------------------------------------------------------------------
GE SMALL-CAP VALUE EQUITY FUND


---------------------
INVESTMENT OBJECTIVE:
LONG-TERM GROWTH OF CAPITAL.


THE STRATEGY

GE Small-Cap Value Equity Fund invests primarily in EQUITY SECURITIES of small-cap companies that the portfolio managers believe are undervalued by the market but have solid growth prospects. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic problems. The Fund defines a small-cap company as one with a market capitalization within the capitalization range of the Russell 2000 Index. As of December 31, 2000 the market capitalization of companies in the Russell 2000 Index ranged from $3 million to $6.1 billion. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of the capitalization range of the Russell 2000 Index. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:
- high quality management
- attractive products or services
- appropriate capital structure
- strong competitive positions in their industries
- management focused on generating shareholder value

The Fund also may invest to a lesser extent in securities with capitalizations outside the Fund's small-cap range, DEBT SECURITIES and FOREIGN SECURITIES. The portfolio managers may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.


THE RISKS

The principal risks of investing in the Fund are STOCK MARKET RISK and STYLE RISK (VALUE INVESTING RISK and SMALL-CAP COMPANY RISK). To the extent that the portfolio managers invest in FOREIGN SECURITIES, DEBT SECURITIES or initial public offerings of EQUITY SECURITIES, the Fund would be subject to FOREIGN EXPOSURE RISK, INTEREST RATE RISK, CREDIT RISK and INITIAL PUBLIC OFFERINGS RISK.

If you would like additional information regarding the Fund's investment strategies, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------
FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.

The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. The bar chart does not reflect the impact of sales charges, which lower the Fund's returns. During the periods presented in the bar chart, Class A's highest return for a quarter was 22.64% for the quarter ended June 30, 1999. The lowest return for a quarter was -13.14% for the quarter ended March 31, 1999.


CALENDAR YEAR TOTAL RETURNS
CLASS A SHARES*

[CHART]

1999           21%
2000           15%

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the RUSSELL 2000 INDEX. The table reflects the impact of the Fund's expenses and sales charges for each share class. It assumes that you sold your shares at the end of each period.


AVERAGE ANNUAL TOTAL RETURNS
(AS OF DECEMBER 31, 2000)

                                          Since
                            1 Year      Inception**
GE Small-Cap Value
 Equity Fund
  Class A*                   8.49%        22.47%
  Class B                   10.26%        24.13%
  Class C (level load)      13.26%        27.61%
  Class Y***                15.46%        26.04%
Russell 2000 Index          -3.03%        14.90%****

Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during the periods shown, the Fund's total returns would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

* Returns include those of the predecessor Class C, which was combined with Class A as of the close of business on September 17, 1999. Average Annual Total Return figures for periods prior to September 17, 1999 have been adjusted to reflect Class A expenses and sales charges.

** Inception date (commencement of investment operations):
Classes A, B and Y - September 30, 1998
Class C - September 30, 1999

*** Formerly named Class D

**** Since October 1, 1998

[SIDENOTE]
ALL MUTUAL FUNDS USE A STANDARD FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

14   GE FUNDS
     PROSPECTUS
     EQUITY FUNDS


--------------------------------------------------------------------------------
GE S&P 500 INDEX FUND


---------------------
INVESTMENT OBJECTIVE:
GROWTH OF CAPITAL AND ACCUMULATION OF INCOME THAT CORRESPONDS TO THE INVESTMENT RETURN OF THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX.


THE STRATEGY

GE S&P 500 Index Fund invests primarily in EQUITY SECURITIES of companies contained in the Standard & Poor's 500 Composite Stock Index (S&P 500 Index-Registered Trademark-).* The portfolio manager seeks to replicate the return of the S&P 500 Index while holding transaction costs low and minimizing portfolio turnover. The portfolio manager attempts to achieve a correlation between its total return and that of the S&P 500 Index of at least .95, without taking expenses into account.

The portfolio manager may use a passive management approach to select a representative group of stocks within the S&P 500 Index. The portfolio manager also may use statistical selection to determine which securities within the S&P 500 Index to purchase or sell for the Fund. The Fund generally will not hold all the securities that comprise the S&P 500 Index and, in some cases, the Fund's weightings in particular industry segments represented in the S&P 500 Index may differ significantly from those of the S&P 500 Index.

The Fund also may invest to a lesser extent in DEBT SECURITIES, FOREIGN SECURITIES and other securities that are not in the S&P 500 Index. Except for DEBT SECURITIES, which are used to manage cash flows, all securities held by the Fund are acquired to fulfill its investment objective. The portfolio managers may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work. The Fund will not adopt a temporary defensive strategy in times of declining stock prices and therefore you will bear the risk of such declines.


THE RISKS

The principal risks of investing in the Fund are STOCK MARKET RISK and the risk that the Fund's return may not correlate exactly with that of the S&P 500 Index. To the extent that the portfolio manager invests in FOREIGN SECURITIES and DEBT SECURITIES, the Fund would be subject to FOREIGN EXPOSURE RISK, INTEREST RATE RISK and CREDIT RISK.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.


--------------------------------------------------------------------------------
FUND BACKGROUND

Because the Fund recently commenced operations, performance information is included in the Fund's annual report dated September 30, 2000.




*"Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-", "S&P 500-Registered Trademark-", "Standard & Poor's 500" and "500-Registered Trademark-" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Please see the Statement of Additional Information for additional disclaimers and liabilities regarding Standard & Poor's.

--------------------------------------------------------------------------------



                     [This page intentionally left blank.]

16   GE FUNDS
     PROSPECTUS
     EQUITY FUNDS


--------------------------------------------------------------------------------
GE GLOBAL EQUITY FUND


---------------------
INVESTMENT OBJECTIVE:
LONG-TERM GROWTH OF CAPITAL.


THE STRATEGY

GE Global Equity Fund invests primarily in EQUITY SECURITIES of companies in developed and developing countries, including the United States. The portfolio managers focus on companies that they expect will grow faster than relevant markets and whose security price does not fully reflect their potential for growth. Under normal circumstances, the Fund's assets are invested primarily in countries included in the Morgan Stanley Capital International World Index and in no fewer than three different countries. Stock selection is key to the performance of the fund.

The portfolio managers seek to identify securities of growth companies with characteristics such as:
- low prices relative to their long-term cash earnings potential
- potential for significant improvement in the company's business
- financial strength
- sufficient liquidity

The Fund also may invest to a lesser extent in DEBT SECURITIES. The portfolio managers may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.


THE RISKS

The principal risks of investing in the Fund are STOCK MARKET RISK, FOREIGN EXPOSURE RISK, STYLE RISK (GROWTH INVESTING RISK and MID-CAP COMPANY RISK), and EMERGING MARKETS RISK. To the extent that the portfolio managers invest in DEBT SECURITIES, the Fund would be subject to INTEREST RATE RISK and CREDIT RISK.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------
FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.

The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. The bar chart does not reflect the impact of sales charges, which lower the Fund's returns. During the periods presented in the bar chart, Class A's highest return for a quarter was 21.91% for the quarter ended December 31, 1998. The lowest return for a quarter was -18.81% for the quarter ended September 30, 1998.


CALENDAR YEAR TOTAL RETURNS
CLASS A SHARES*

[CHART]

1994           -2%
1995           14%
1996           15%
1997            7%
1998           16%
1999           36%
2000           -8%

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX (MSCIW INDEX). The table reflects the impact of the Fund's expenses and sales charges for each share class. It assumes that you sold your shares at the end of each period.


AVERAGE ANNUAL TOTAL RETURN
(AS OF DECEMBER 31, 2000)

                                                      Since
                            1 Year      5 Years     Inception**
GE Global Equity Fund
  Class A*                  -13.68%      10.97%      11.61%
  Class B                   -12.09%      11.47%      10.72%
  Class C (level load)       -9.92%           -       7.87%
  Class Y***                 -8.15%      12.59%      11.80%
MSCIW Index                 -13.19%      12.12%      13.40%****

Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during the periods shown, the Fund's total returns would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

* Returns include those of the predecessor Class C, which was combined with Class A as of the close of business on September 17, 1999. Average Annual Total Return figures for periods prior to September 17, 1999 have been adjusted to reflect Class A expenses and sales charges.

**Inception date (commencement of investment operations):
Class A - February 22, 1993
Class B - December 22, 1993
Class C - September 30, 1999
Class D - November 29, 1993

*** Formerly named Class D

**** Since March 1, 1993



[SIDENOTE]
ALL MUTUAL FUNDS USE A STANDARD FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

18   GE FUNDS
     PROSPECTUS
     EQUITY FUNDS


--------------------------------------------------------------------------------
GE INTERNATIONAL EQUITY FUND

---------------------
INVESTMENT OBJECTIVE:
LONG-TERM GROWTH OF CAPITAL.


THE STRATEGY

GE International Equity Fund invests primarily in EQUITY SECURITIES of companies in developed and developing countries other than the United States. The portfolio managers focus on companies that they expect will grow faster than relevant markets and whose security price does not fully reflect their potential for growth. Under normal circumstances, the Fund's assets are invested in FOREIGN SECURITIES of companies representing at least three different countries. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of growth companies with characteristics such as:
- low prices relative to their long-term cash earnings potential
- potential for significant improvement in the company's business
- financial strength
- sufficient liquidity

The Fund also may invest to a lesser extent in DEBT SECURITIES. The Fund also may invest in securities of companies located in the United States. The portfolio managers may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.


THE RISKS

The principal risks of investing in the Fund are STOCK MARKET RISK, FOREIGN EXPOSURE RISK, STYLE RISK (MID-CAP COMPANY RISK and GROWTH INVESTING RISK), and EMERGING MARKETS RISK. To the extent that the portfolio managers invest in DEBT SECURITIES, the Fund would be subject to INTEREST RATE RISK and CREDIT RISK.

If you would like additional information regarding the investment strategies and risks, including a description of the terms in BOLD TYPE, associated with this Fund, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------
FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.

The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. The bar chart does not reflect the impact of sales charges, which lower the Fund's returns. During the periods presented in the bar chart, Class A's highest return for a quarter was 21.52% for the quarter ended December 31, 1999. The lowest return for a quarter was -18.01% for the quarter ended September 30, 1998.


CALENDAR YEAR TOTAL RETURNS
CLASS A SHARES*

[CHART]

1995           15%
1996           12%
1997            6%
1998           14%
1999           31%
2000          -13%

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE AUSTRALASIA FAR EAST INDEX (MSCI EAFE INDEX). The table reflects the impact of the Fund's expenses and sales charges for each share class. It assumes that you sold your shares at the end of each period.


AVERAGE ANNUAL TOTAL RETURN
(AS OF DECEMBER 31, 2000)

                                                  Since
                           1 Year     5 Years   Inception**
GE International
 Equity Fund
  Class A*                 -18.07%     7.83%       7.20%
  Class B                  -16.78%     8.29%       7.34%
  Class C (level load)     -14.51%         -       3.70%
  Class Y***               -12.85%     9.44%       8.48%
MSCI EAFE Index            -14.16%     7.13%       6.75%****

Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during the periods shown, the Fund's total returns would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

* Returns include those of the predecessor Class C, which was combined with Class A as of the close of business on September 17, 1999. Average Annual Total Return figures for periods prior to September 17, 1999 have been adjusted to reflect Class A expenses and sales charges.

** Inception date (commencement of investment operations):
Classes A, B and Y - March 2, 1994
Class C - September 30, 1999

*** Formerly named Class D.

**** Since March 1, 1994.

[SIDENOTE]
ALL MUTUAL FUNDS USE A STANDARD FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

20   GE FUNDS
     PROSPECTUS
     EQUITY FUNDS


--------------------------------------------------------------------------------
GE EUROPE EQUITY FUND


---------------------
INVESTMENT OBJECTIVE:
LONG-TERM GROWTH OF CAPITAL.


THE STRATEGY

The GE Europe Equity Fund invests primarily in EQUITY SECURITIES of issuers located in developed European countries. The portfolio managers focus on companies that are expected to grow faster than relevant markets and whose security price does not fully reflect their potential for growth. Under normal circumstances, the Fund's assets are invested in FOREIGN SECURITIES of companies representing at least three different countries. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of growth companies with characteristics such as:
- low prices relative to their long-term cash earnings potential
- potential for significant improvement in the company's business
- financial strength
- sufficient liquidity

The Fund may also invest to a lesser extent in securities of companies representing European emerging market countries, developed or emerging countries outside of Europe (including the United States) and DEBT SECURITIES. European emerging market countries include the Czech Republic, Poland, Hungary, Turkey, Russia and other former republics of the Soviet Union. The portfolio managers may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.


THE RISKS

The principal risks of investing in the Fund are STOCK MARKET RISK, FOREIGN EXPOSURE RISK and STYLE RISK (GROWTH INVESTING RISK, MID-CAP COMPANY RISK and SMALL-CAP COMPANY RISK). To the extent that the portfolio managers invest in securities of emerging market countries and DEBT SECURITIES, the Fund would be subject to EMERGING MARKETS RISK, INTEREST RATE RISK and CREDIT RISK.

Because the Fund targets a single region, investors should expect the Fund to be more volatile than a more geographically diversified equity fund. Fund performance is closely tied to economic and political conditions within Europe.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.


[SIDENOTE]
Developed European countries currently include:
AUSTRIA
BELGIUM
DENMARK
FINLAND
FRANCE
GERMANY
GREECE
IRELAND
ITALY
LUXEMBOURG
THE NETHERLANDS
NORWAY
PORTUGAL
SPAIN
SWEDEN
SWITZERLAND
UNITED KINGDOM

--------------------------------------------------------------------------------
FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.

The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. The bar chart does not reflect the impact of sales charges, which lower the Fund's returns. During the periods presented in the bar chart, Class A's highest return for a quarter was 13.49% for the quarter ended March 31, 2000. The lowest return for a quarter was -9.20% for the quarter ended September 30, 2000.


CALENDAR YEAR TOTAL RETURNS
CLASS A SHARES*

[CHART]

2000            2%

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE INDEX (MSCI EUROPE INDEX). The table reflects the impact of the Fund's expenses and sales charges for each share class. It assumes that you sold your shares at the end of each period.


AVERAGE ANNUAL TOTAL RETURN
(AS OF DECEMBER 31, 2000)

                                            Since
                         1 Year           Inception**
GE Europe
  Equity Fund
 Class A*                -3.73%             11.26%
 Class B                 -2.09%             12.52%
 Class C (level load)     0.39%             23.10%
 Class Y***               2.44%             15.05%
MSCI Europe Index        -8.39%              3.52%****

Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during the periods shown, the Fund's total returns would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

* Returns include those of the predecessor Class C, which was combined with Class A as of the close of business on September 17, 1999. Average Annual Total Return figures for periods prior to September 17, 1999 have been adjusted to reflect Class A expenses and sales charges.

** Inception date (commencement of investment operations):
Classes A, B and Y - January 29, 1999
Class C - September 30, 1999

*** Formerly named Class D.

**** Since February 1, 1999

[SIDENOTE]
ALL MUTUAL FUNDS USE A STANDARD FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

22   GE FUNDS
     PROSPECTUS
     EQUITY FUNDS


--------------------------------------------------------------------------------
GE EMERGING MARKETS FUND


---------------------
INVESTMENT OBJECTIVE:
LONG-TERM GROWTH OF CAPITAL.


THE STRATEGY

The Emerging Markets Fund invests primarily in EQUITY SECURITIES of issuers located in emerging markets. The portfolio managers focus on companies that are expected to grow faster than relevant markets and whose security price does not fully reflect their potential for growth. Under normal circumstances, the Fund's assets are invested in FOREIGN SECURITIES of companies representing at least three different countries.

The portfolio managers evaluate the emerging market countries in which they invest based on certain factors, including investment restrictions, tax barriers, local market cycles, economic outlook for growth, currency exchange rates and the political environment.

The portfolio managers consider the following factors in determining whether an issuer is located in an emerging market country: country of organization, primary securities trading market, location of assets, or country where the issuer derives at least half of its revenues and profits.

An emerging market country is any country having an economy and market that are (or would be) considered by the World Bank to be emerging or developing, or listed in the Morgan Stanley Capital International Emerging Markets Index. Emerging market countries are located in regions such as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe (including the former republics of the Soviet Union and the Eastern Bloc) and Africa.

The portfolio managers seek to identify securities of growth companies with characteristics such as:
- low prices relative to their long-term cash earnings potential
- potential for significant improvement in the company's business
- financial strength
- sufficient liquidity

The Fund may also invest to a lesser extent in securities of companies located in countries other than emerging market countries (including the United States) and DEBT SECURITIES. The portfolio managers may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.


THE RISKS

The principal risks of investing in this Fund are STOCK MARKET RISK, FOREIGN EXPOSURE RISK, EMERGING MARKETS RISK and STYLE RISK (GROWTH INVESTING RISK and SMALL-CAP COMPANY RISK). To the extent that the portfolio managers invest in DEBT SECURITIES, the Fund would be subject to INTEREST RATE RISK and CREDIT RISK.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------
FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.

The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. The bar chart does not reflect the impact of sales charges, which lower the Fund's returns. During the periods presented in the bar chart, Class A's highest return for a quarter was 9.27% for the quarter ended March 31, 2000. The lowest return for a quarter was -17.72% for the quarter ended June 30, 2000.


CALENDAR YEAR TOTAL RETURNS
CLASS A SHARES*

[CHART]

2000          -36%

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX (MSCI EMF INDEX). The table reflects the impact of the Fund's expenses and sales charges for each share class. It assumes that you sold your shares at the end of each period.


AVERAGE ANNUAL TOTAL RETURN
(AS OF DECEMBER 31, 2000)

                                              Since
                          1 Year           Inception**
GE Emerging
 Markets Fund
  Class A*                -39.84%             9.32%
  Class B                 -38.86%            10.50%
  Class C (level load)    -37.35%            -6.68%
  Class Y***              -35.99%            13.02%
MSCI EMF Index            -30.61%             8.71%****

Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during the periods shown, the Fund's total returns would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

* Returns include those of the predecessor Class C, which was combined with Class A as of the close of business on September 17, 1999. Average Annual Total Return figures for periods prior to September 17, 1999 have been adjusted to reflect Class A expenses and sales charges.

** Inception date (commencement of investment operations):
Classes A, B and Y - January 29, 1999
Class C - September 30, 1999

*** Formerly named Class D.

**** Since February 1, 1999.

[SIDENOTE]
ALL MUTUAL FUNDS USE A STANDARD FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

24   GE FUNDS
     PROSPECTUS
     EQUITY FUNDS


--------------------------------------------------------------------------------
GE PREMIER GROWTH EQUITY FUND


---------------------
INVESTMENT OBJECTIVE:
LONG-TERM GROWTH OF CAPITAL AND FUTURE INCOME RATHER THAN CURRENT INCOME.


THE STRATEGY

GE Premier Growth Equity Fund invests primarily in a limited number of EQUITY SECURITIES of large- and medium-sized companies that the portfolio manager believes have above average growth histories and/or growth potential. The portfolio manager selects equity securities from a number of industries based on the merits of individual companies. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify stocks of growth companies with characteristics such as:
- above-average annual growth rates
- financial strength
- leadership in their respective industries
- high quality management focused on generating shareholder value

The Fund also may invest to a lesser extent in FOREIGN SECURITIES and DEBT SECURITIES. The portfolio manager may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.


THE RISKS

The principal risks of investing in the Fund are STOCK MARKET RISK, DIVERSIFICATION RISK and STYLE RISK (GROWTH INVESTING RISK and MID-CAP COMPANY
RISK). To the extent that the portfolio manager invests in FOREIGN SECURITIES or DEBT SECURITIES, the Fund would be subject to FOREIGN EXPOSURE RISK or INTEREST RATE RISK and CREDIT RISK.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.

                                                                              25
--------------------------------------------------------------------------------
FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.

The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. The bar chart does not reflect the impact of sales charges, which lower the Fund's returns. During the periods presented in the bar chart, Class A's highest return for a quarter was 23.47% for the quarter ended December 31, 1998. The lowest return for a quarter was -6.71% for the quarter ended September 30, 1998.


CALENDAR YEAR TOTAL RETURNS
CLASS A SHARES*

[CHART]

1997           26%
1998           35%
1999           36%
2000           -5%

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the STANDARD & POOR'S 500 COMPOSITE STOCK INDEX (S&P 500 INDEX-REGISTERED TRADEMARK-). The table reflects the impact of the Fund's expenses and sales charges for each share class. It assumes that you sold your shares at the end of each period.

AVERAGE ANNUAL TOTAL RETURN
(AS OF DECEMBER 31, 2000)

                                            Since
                           1 Year        Inception**
GE Premier Growth
Equity Fund
  Class A*                 -10.96%         19.91%
  Class B                   -9.82%         20.79%
  Class C (level load)      -7.15%         10.34%
  Class Y***                -5.32%         22.01%
  S&P 500 Index             -9.17%         17.18%****

Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during the periods shown, the Fund's total returns would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

*Returns include those of the predecessor Class C, which was combined with Class A as of the close of business on September 17, 1999. Average Annual Total Return figures for periods prior to September 17, 1999 have been adjusted to reflect Class A expenses and sales charges.

** Inception date (commencement of investment operations):
Classes A, B and Y - December 31, 1996
Class C - September 30, 1999

*** Formerly named Class D
**** Since January 1, 1997

[SIDENOTE]
ALL MUTUAL FUNDS USE A STANDARD FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

26   GE FUNDS
     PROSPECTUS
     EQUITY FUNDS


--------------------------------------------------------------------------------
GE PREMIER RESEARCH EQUITY FUND


---------------------
INVESTMENT OBJECTIVE:
LONG-TERM GROWTH OF CAPITAL AND FUTURE INCOME.


THE STRATEGY

GE Premier Research Equity Fund invests primarily in a limited number of EQUITY SECURITIES of large- and medium-sized companies located in the United States. The portfolio managers select equity securities based on the recommendations of a team of analysts. Each analyst is dedicated to particular industries. The portfolio managers select securities from the industry analysts' recommendations while keeping the Fund's sector weighting consistent with that of the Standard & Poor's 500 Composite Stock Index (S&P 500 Index). Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify stocks of companies with characteristics such as:
- above-average annual growth rates
- financial strength
- attractive valuations
- leadership in their respective industries
- high quality management focused on generating shareholder value

The Fund also may invest to a lesser extent in FOREIGN SECURITIES and DEBT SECURITIES. The portfolio managers may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.


THE RISKS

The principal risks of investing in the Fund are STOCK MARKET RISK, DIVERSIFICATION RISK, and STYLE RISK (MID-CAP COMPANY RISK). To the extent that the portfolio managers invest in FOREIGN SECURITIES or DEBT SECURITIES, the Fund would be subject to FOREIGN EXPOSURE RISK or INTEREST RATE RISK and CREDIT RISK.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.


--------------------------------------------------------------------------------
FUND BACKGROUND

Because the Fund recently commenced investment operations, performance information is included in the Fund's annual report dated September 30, 2000.


--------------------------------------------------------------------------------
PRIOR PERFORMANCE

Prior performance information of GE Asset Management, the Fund's investment adviser, can be found under "Prior Performance Information" later in this Prospectus.

--------------------------------------------------------------------------------
GE PREMIER INTERNATIONAL EQUITY FUND


---------------------
INVESTMENT OBJECTIVE:
LONG-TERM GROWTH OF CAPITAL AND FUTURE INCOME.


THE STRATEGY

GE Premier International Equity Fund invests primarily in a limited number of EQUITY SECURITIES of companies located in developed and developing countries other than the United States. The portfolio manager focuses on companies that he expects will grow faster than relevant markets and whose security price does not fully reflect their potential for growth. Under normal circumstances, the Fund's assets are invested in FOREIGN SECURITIES of companies representing at least three different countries. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of growth companies with characteristics such as:
- low prices relative to their long-term cash earnings potential
- potential for significant improvement in the company's business
- financial strength
- sufficient liquidity

The Fund also may invest to a lesser extent in DEBT SECURITIES. The Fund may invest in securities of companies located in the United States. The portfolio manager may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.


THE RISKS

The principal risks of investing in the Fund are STOCK MARKET RISK, FOREIGN EXPOSURE RISK, STYLE RISK (GROWTH INVESTING RISK and MID-CAP COMPANY RISK), DIVERSIFICATION RISK, and EMERGING MARKETS RISK. To the extent that the portfolio manager invests in DEBT SECURITIES, the Fund would be subject to INTEREST RATE RISK and CREDIT RISK.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.


--------------------------------------------------------------------------------
FUND BACKGROUND

Because the Fund recently commenced investment operations, performance information is included in the Fund's annual report dated September 30, 2000.


--------------------------------------------------------------------------------
PRIOR PERFORMANCE

Prior performance information of GE Asset Management, the Fund's investment adviser, can be found under "Prior Performance Information" later in this Prospectus.

28   GE FUNDS
     PROSPECTUS
     EQUITY FUNDS


--------------------------------------------------------------------------------
GE PREMIER VALUE EQUITY FUND


---------------------
INVESTMENT OBJECTIVE:
LONG-TERM GROWTH OF CAPITAL AND FUTURE INCOME.


THE STRATEGY

GE Premier Value Equity Fund invests primarily in a limited number of EQUITY SECURITIES of large U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic problems. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of companies with characteristics such as:
- low prices in relation to their peers and the overall market
- the potential for long-term earnings growth
- improving returns on capital
- improving cash flows
- strong management
- financial strength
- attractive upside potential and limited downside risk

The Fund also may invest to a lesser extent in FOREIGN SECURITIES and DEBT SECURITIES. The portfolio manager may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.


THE RISKS

The principal risks of investing in the Fund are STOCK MARKET RISK, DIVERSIFICATION RISK, and STYLE RISK (VALUE INVESTING RISK). To the extent that the portfolio manager invests in FOREIGN SECURITIES or DEBT SECURITIES, the Fund would be subject to FOREIGN EXPOSURE RISK or INTEREST RATE RISK and CREDIT RISK.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.


--------------------------------------------------------------------------------
FUND BACKGROUND

Because the Fund recently commenced investment operations, performance information is included in the Fund's annual report dated September 30, 2000.

                       ---------------------------------------------------------
                       INCOME                         GE FUNDS                29
                       FUNDS                          PROSPECTUS


--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST IN A GE INCOME FUND?

GE Income Funds may be appropriate for your investment portfolio if you:
- seek regular income
- seek lower potential volatility than equity funds over the long term
- want to diversify a portfolio composed mostly of equity investments

The GE Tax-Exempt Fund may be appropriate for your investment portfolio if you
- are in a high tax bracket
- want income that is exempt from federal income tax

GE Income Funds may not be appropriate if you want:
- high potential capital appreciation
- an investment that seeks to maintain a stable share price

INCOME FUNDS generally invest in debt securities. DEBT SECURITIES are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon obligations, are sold at a discount from their face values instead of paying interest. Income funds provide regular income and some provide federally tax-exempt income.


[SIDENOTE]

AN INVESTMENT IN A GE INCOME FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A GE FUND IS SUBJECT TO RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

30   GE FUNDS
     PROSPECTUS
     INCOME FUNDS


--------------------------------------------------------------------------------
GE FIXED INCOME FUND


---------------------
INVESTMENT OBJECTIVE:
MAXIMUM INCOME CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT AND THE PRESERVATION OF CAPITAL.


THE STRATEGY

GE Fixed Income Fund invests primarily in a variety of INVESTMENT GRADE DEBT SECURITIES, such as MORTGAGE-BACKED SECURITIES, CORPORATE BONDS, U.S. GOVERNMENT SECURITIES, and MONEY MARKET INSTRUMENTS. The Fund normally has a WEIGHTED AVERAGE MATURITY of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

The portfolio managers seek to identify DEBT SECURITIES with characteristics such as:
- attractive yields and prices
- the potential for capital appreciation
- reasonable credit quality

The Fund also may invest to a lesser extent in ASSET-BACKED SECURITIES, HIGH YIELD SECURITIES and FOREIGN DEBT SECURITIES. The portfolio managers may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Fund's investment strategy may result in a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs and shareholders to incur increased taxes on their investment in the Fund.


THE RISKS

The principal risks of investing in the Fund are INTEREST RATE RISK, CREDIT RISK and PREPAYMENT RISK. To the extent that the portfolio managers invest in ASSET-BACKED SECURITIES, FOREIGN DEBT SECURITIES and HIGH YIELD SECURITIES, the Fund would be subject to ASSET-BACKED SECURITIES RISK, FOREIGN EXPOSURE RISK and HIGH YIELD SECURITIES RISK. Certain portfolio securities are DERIVATIVE SECURITIES that carry DERIVATIVE SECURITIES RISK.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------
FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.

The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. The bar chart does not reflect the impact of sales charges, which lower the Fund's returns. During the periods presented in the bar chart, Class A's highest return for a quarter was 5.92% for the quarter ended June 30, 1995. The lowest return for a quarter was -2.59% for the quarter ended March 31, 1994.

CALENDAR YEAR TOTAL RETURNS
CLASS A SHARES*

[CHART]

1994           -3%
1995           17%
1996            3%
1997            9%
1998            8%
1999           -2%
2000           10%

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the LEHMAN BROTHERS AGGREGATE BOND INDEX (LB AGGREGATE BOND INDEX). The table reflects the impact of the Fund's expenses and sales charges for each share class. It assumes that you sold your shares at the end of each period.

AVERAGE ANNUAL TOTAL RETURN
(AS OF DECEMBER 31, 2000)

                                                     Since
                              1 Year    5 Years    Inception**
GE Fixed Income Fund
  Class A*                     5.73%     4.66%       5.36%
  Class B                      6.55%     4.80%       5.27%
  Class C (level load)         8.66%        -        7.28%
  Class Y***                  10.66%     5.83%       6.16%
LB Aggregate Bond Index       11.63%     6.46%       6.71%****

Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during the periods shown, the Fund's total returns would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

* Returns include those of the predecessor Class C, which was combined with Class A as of the close of business on September 17, 1999. Average Annual Total Return figures for periods prior to September 17, 1999 have been adjusted to reflect Class A expenses and sales charges.

** Inception date (commencement of investment operations):
Class A - February 22, 1993
Class B - December 22, 1993
Class C - September 30, 1999
Class Y - November 29, 1993

*** Formerly Named Class D

**** Since March 1, 1993


[SIDENOTE]

ALL MUTUAL FUNDS USE A STANDARD FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

32   GE FUNDS
     PROSPECTUS
     INCOME FUNDS


--------------------------------------------------------------------------------
GE GOVERNMENT SECURITIES FUND

---------------------------
INVESTMENT OBJECTIVE:
HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH SAFETY OF PRINCIPAL.

THE STRATEGY

GE Government Securities Fund invests primarily in U.S. GOVERNMENT SECURITIES, including MORTGAGE-BACKED SECURITIES, with remaining maturities of one year or more. The Fund normally has an average DURATION of approximately three to six years. The Fund invests in securities issued by the:
- U.S. Treasury
- Government National Mortgage Association (Ginnie Mae)
- Federal National Mortgage Association (Fannie Mae)
- Federal Home Loan Mortgage Corporation (Freddie Mac)
- other U.S. Government agencies

No more than 25% of the Fund's assets may be invested in debt securities rated A or lower by Moody's or S&P or comparably rated by another nationally recognized statistical rating organization, and no more than 10% of the Fund's assets may be invested in debt securities rated Baa by Moody's or BBB by S&P or comparably rated by another nationally recognized statistical rating organization.

The portfolio managers seek to identify debt securities with characteristics such as:
- attractive yields and prices
- the potential for capital appreciation
- reasonable credit quality

The Fund also may invest to a lesser extent in CORPORATE DEBT SECURITIES, ASSET-BACKED SECURITIES and FOREIGN SECURITIES. The portfolio managers may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Fund's investment strategy may result in a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs and shareholders to incur increased taxes on their investment in the Fund.


THE RISKS

The principal risks of investing in the Fund are INTEREST RATE RISK, CREDIT RISK and PREPAYMENT RISK. To the extent that the portfolio managers invest in ASSET-BACKED SECURITIES and FOREIGN SECURITIES, the Fund also would be subject to ASSET-BACKED SECURITIES RISK and FOREIGN EXPOSURE RISK. Certain portfolio securities are DERIVATIVE SECURITIES that carry DERIVATIVE SECURITIES RISK.

If you would like additional information regarding the investment strategies and risks associated with this Fund, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------
FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.

The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. The bar chart does not reflect the impact of sales charges, which lower the Fund's returns. During the periods presented in the bar chart, Class B's highest return for a quarter was 5.15% for the quarter ended September 30, 1991. The lowest return for a quarter was -4.85% for the quarter ended June 30, 1994.

CALENDAR YEAR TOTAL RETURNS
CLASS B SHARES

[CHART]

1991           14%
1992            6%
1993            8%
1994           -9%
1995           14%
1996            2%
1997            9%
1998            8%
1999           -3%
2000           11%

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the LEHMAN BROTHERS GOVERNMENT BOND INDEX (LB GOVERNMENT BOND INDEX). The table reflects the impact of the Fund's expenses and sales charges for each share class. It assumes that you sold your shares at the end of each period.

AVERAGE ANNUAL TOTAL RETURN
(AS OF DECEMBER 31, 2000)

                                                           Since
                        1 Year   5 Years    10 Years    Inception*
GE Government
Securities Fund
   Class A**              7.24%      5.06%         -    3.91%
   Class B                8.22%      5.27%      5.73%      -
   Class C (level load)  10.61%         -          -    8.73%
LB Government
Bond Index               13.25%      6.49%         -    8.23%***

Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during the periods shown, the Fund's total returns would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

* Inception date (commencement of investment operations):
Class A - September 8, 1993
Class B - April 22, 1987 (inception date of predecessor fund which merged into
          GE Government Securities Fund on September 26, 1997)
Class C - September 30, 1999

** Returns reflect the impact of Distribution and Service Fees imposed at the rate of 0.50% of average daily net assets. Effective September 17, 1999, Distribution and Service Fees were reduced to 0.25% of average daily net assets

*** Since May 1, 1987


[SIDENOTE]

ALL MUTUAL FUNDS USE A STANDARD FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

34   GE FUNDS
     PROSPECTUS
     INCOME FUNDS


--------------------------------------------------------------------------------
GE SHORT-TERM GOVERNMENT FUND

-------------------------
INVESTMENT OBJECTIVE:
HIGH LEVEL OF INCOME CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT AND THE PRESERVATION OF CAPITAL.


THE STRATEGY


GE Short-Term Government Fund invests primarily in U.S. GOVERNMENT SECURITIES, including MORTGAGE-BACKED SECURITIES, and REPURCHASE AGREEMENTS secured by U.S. Government securities. The Fund normally has a weighted average MATURITY of not more than three years. The Fund invests in securities issued or secured by the:
- U.S. Treasury
- Government National Mortgage Association (Ginnie Mae)
- Federal National Mortgage Association (Fannie Mae)
- Federal Home Loan Mortgage Corporation (Freddie Mac)
- other U.S. Government agencies

The portfolio managers seek to identify debt securities with characteristics such as:
- attractive yields and prices
- the potential for capital appreciation
- reasonable credit quality

The Fund also may invest to a lesser extent in a variety of DEBT SECURITIES including CORPORATE DEBT SECURITIES, privately issued MORTGAGE-BACKED SECURITIES, ASSET-BACKED SECURITIES and FOREIGN SECURITIES. The portfolio managers may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Fund's investment strategy may result in a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs and shareholders to incur increased taxes on their investment in the Fund.


THE RISKS

The principal risks of investing in the Fund are INTEREST RATE RISK, CREDIT RISK and PREPAYMENT RISK. To the extent that the Fund invests in FOREIGN SECURITIES and ASSET-BACKED SECURITIES, the Fund would be subject to FOREIGN EXPOSURE RISK and ASSET-BACKED SECURITIES RISK. Certain portfolio securities are DERIVATIVE SECURITIES that carry DERIVATIVE SECURITIES RISK.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------
FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.

The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. The bar chart does not reflect the impact of sales charges, which lower the Fund's returns. During the periods presented in the bar chart, Class A's highest return for a quarter was 3.15% for the quarter ended June 30, 1995. The lowest return for a quarter was 0.19% for the quarter ended March 31, 1996.


CALENDAR YEAR TOTAL RETURNS
CLASS A SHARES*

[CHART]

1995           10%
1996            5%
1997            6%
1998            6%
1999            3%
2000            8%

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the LEHMAN BROTHERS 1-3 YEAR GOVERNMENT BOND INDEX (LB 1-3 YEAR GOVERNMENT BOND INDEX). The table reflects the impact of the Fund's expenses and sales charges for each share class. It assumes that you sold your shares at the end of each period.


AVERAGE ANNUAL TOTAL RETURN
(AS OF DECEMBER 31, 2000)

                                               Since
                           1 Year   5 Years  Inception**
GE Short-Term
Government Fund
  Class A*                  5.01%     4.91%   5.14%
  Class B                   3.99%     4.82%   4.88%
  Class C (level load)      5.92%        -    5.80%
  Class Y***                8.08%     5.73%   5.80%
LB 1-3 Year
Government Bond
Index                       8.17%     5.96%   5.98%****

Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during the periods shown, the Fund's total returns would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

* Returns include those of the predecessor Class C, which was combined with Class A as of the close of business on September 17, 1999. Average Annual Total Return figures for periods prior to September 17, 1999 have been adjusted to reflect Class A expenses and sales charges.

** Inception date (commencement of investment operations):
Classes A, B and Y - March 2, 1994
Class C - September 30, 1999

*** Formerly named Class D.

**** Since March 1, 1994


[SIDENOTE]

ALL MUTUAL FUNDS USE A STANDARD FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

36   GE FUNDS
     PROSPECTUS
     INCOME FUNDS


--------------------------------------------------------------------------------
GE TAX-EXEMPT FUND


-----------------------
INVESTMENT OBJECTIVE:
AS HIGH A LEVEL OF INCOME EXEMPT FROM FEDERAL INCOME TAXATION AS IS CONSISTENT WITH PRESERVATION OF CAPITAL.


THE STRATEGY

GE Tax-Exempt Fund invests primarily in INVESTMENT-GRADE MUNICIPAL SECURITIES. Under normal conditions, the portfolio manager manages the Fund so that at least 80% of the Fund's income is exempt from federal personal income tax and the federal alternative minimum tax.

The Fund generally will have an effective duration of 75% to 125% of the duration of the Lehman Brothers 10-Year Municipal Index (Lehman Index). As of December 31, 2000, the effective duration of the Lehman Index was 5.82 years.

The portfolio manager seeks to identify debt securities with characteristics such as:
- attractive yields and prices
- the potential for income generation
- the potential for capital appreciation
- reasonable credit quality

The Fund also may invest to a lesser extent in TAX-FREE or TAXABLE MONEY MARKET INSTRUMENTS and may hold CASH and CASH EQUIVALENTS. The portfolio manager may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.


THE RISKS

The principal risks of investing in the Fund are MUNICIPAL SECURITIES RISK, INTEREST RATE RISK and CREDIT RISK. The Fund's income may be subject to state and local taxes. Capital gains, if any, are subject to capital gains tax.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------
FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.

The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. The bar chart does not reflect the impact of sales charges, which lower the Fund's returns. During the periods presented in the bar chart, Class A's highest return for a quarter was 6.47% for the quarter ended March 31, 1995. The lowest return for a quarter was -4.30% for the quarter ended March 31, 1994.


CALENDAR YEAR TOTAL RETURNS
CLASS A SHARES*

[CHART]

1994           -4%
1995           15%
1996            4%
1997            7%
1998            5%
1999           -3%
2000           10%

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the LEHMAN BROTHERS 10-YEAR MUNICIPAL INDEX (LB 10-YEAR MUNI INDEX). The table reflects the impact of the Fund's expenses and sales charges for each share class. It assumes that you sold your shares at the end of each period.


AVERAGE ANNUAL TOTAL RETURN
(AS OF DECEMBER 31, 2000)

                                                Since
                       1 Year      5 Years    Inception**
GE Tax-Exempt Fund
  Class A*              5.26%       3.73%       4.25%
  Class B               6.06%       4.16%       4.46%
  Class C               8.07%                   6.64%
  Class Y***           10.15%                   4.72%
LB 10-Year Muni Index  10.75%       5.92%       5.95%****

Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during the periods shown, the Fund's total returns would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

* Returns reflect the impact of Distribution and Service Fees imposed at the rate of 0.50% of average net assets. Effective September 17, 1999, Distribution and Service Fees were reduced to 0.25% of average daily net assets.

** Inception date (commencement of investment operations):
Class A - September 8, 1993
Class B - September 8, 1993
Class C - September 30, 1999
Class Y - September 26, 1997

*** Formerly Named Class D.

**** Since September 1, 1993


[SIDENOTE]

TAX-EXEMPT INVESTING-
TAX-EXEMPT INVESTING USUALLY BENEFITS INVESTORS IN HIGHER TAX BRACKETS.

ALL MUTUAL FUNDS USE A STANDARD FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

38   GE FUNDS
     PROSPECTUS
     INCOME FUNDS


--------------------------------------------------------------------------------
GE HIGH YIELD FUND


--------------------------
INVESTMENT OBJECTIVE:
ABOVE-AVERAGE TOTAL RETURN OVER A MARKET CYCLE OF THREE TO FIVE YEARS, CONSISTENT WITH REASONABLE RISK.


THE STRATEGY

GE High Yield Fund invests primarily in HIGH YIELD SECURITIES (including bonds rated below investment grade, sometimes called "junk bonds"). The portfolio managers will not sell a particular security solely because it is no longer classified as high yield. The Fund may also invest in U.S. GOVERNMENT SECURITIES, MORTGAGE-BACKED SECURITIES, INVESTMENT GRADE SECURITIES, MUNICIPAL OBLIGATIONS, agency securities (securities that are not guaranteed by the U.S. Government, but which are issued, sponsored or guaranteed by a federal agency or federally sponsored agency), and short-term fixed income securities, such as CERTIFICATES OF DEPOSIT, treasury bills and COMMERCIAL PAPER. The Fund expects to achieve its objective by earning a high rate of current income, although the Fund may seek capital growth opportunities when consistent with its objective. The Fund's WEIGHTED AVERAGE MATURITY will ordinarily be greater than five years.

The portfolio managers use equity and fixed income valuation techniques, analyses of economic and industry trends and MATURITY and DURATION management to determine the portfolio's structure. Individual securities are selected and monitored by fixed income portfolio managers who specialize in corporate bonds and use in-depth financial analysis to uncover opportunities in undervalued issues.

The Fund also may invest to a lesser extent in FOREIGN DEBT SECURITIES, including HIGH YIELD SECURITIES of foreign issuers. The Fund also may use DERIVATIVE SECURITIES to pursue its portfolio strategy. The portfolio managers may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.


THE RISKS

The principal risk of investing in the Fund is HIGH YIELD SECURITIES RISK. The Fund is also subject to INTEREST RATE RISK, CREDIT RISK, PREPAYMENT RISK and STYLE RISK (HIGH YIELD INVESTING RISK). To the extent that the Fund invests in FOREIGN DEBT SECURITIES, MUNICIPAL OBLIGATIONS and DERIVATIVE SECURITIES, the Fund would be subject to FOREIGN EXPOSURE RISK, EMERGING MARKETS RISK, MUNICIPAL SECURITIES RISK and DERIVATIVE SECURITIES RISK.

Because the Fund invests primarily in high yield securities that are considered speculative, investment in the Fund may not be suitable for all investors.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------
FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.

The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. The bar chart does not reflect the impact of sales charges, which lower the Fund's returns. During the periods presented in the bar chart, Class A's highest return for a quarter was 3.80% for the quarter ended December 31, 1999. The lowest return for a quarter was -2.42% for the quarter ended September 30, 2000.


CALENDAR YEAR TOTAL RETURNS
CLASS A SHARES*

[CHART]

1999            4%
2000          -11%


The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the CS FIRST BOSTON HIGH YIELD INDEX ("CSFB INDEX") and the Salomon High Yield Index ("High Yield Index"). The GE High Yield Fund changed its benchmark index during the fiscal year ended September 30, 2000 from the High Yield Index to the CSFB Index because the CSFB Index better represents the securities in which the Fund invests. The table reflects the impact of the Fund's expenses and sales charges for each share class. It assumes that you sold your shares at the end of each period.

-------------------------------
PRIOR PERFORMANCE INFORMATION

Prior performance information of Miller Anderson & Sherrerd, LLP, the Fund's sub-adviser, can be found under "Prior Performance Information" later in this Prospectus.

AVERAGE ANNUAL TOTAL RETURN
(AS OF DECEMBER 31, 2000)


                                             Since
                           1 Year          Inception**
GE High Yield Fund
  Class A*                 -14.69%          -5.62%
  Class B                  -13.99%          -5.11%
  Class C                  -12.48%          -6.75%
  Class Y***               -10.68%          -3.33%
  CS First Boston Global
   High Yield Index         -5.21%          -1.05%****
  Salomon High Yield Index  -5.67%          -2.03%****


Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during the periods shown, the Fund's total returns would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

*Returns include those of the predecessor Class C, which was combined with Class A as of the close of business on September 17, 1999. Average Annual Total Return figures for periods prior to September 17, 1999 have been adjusted to reflect Class A expenses and sales charges.

** Inception date (commencement of investment operations):
Classes A, B and Y - December 31, 1998
Class C - September 30, 1999

*** Formerly named Class D

**** Since January 1, 1999


[SIDENOTE]

ALL MUTUAL FUNDS USE A STANDARD FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

40


--------------------------------------------------------------------------------



                   [This page intentionally left blank.]

                       ---------------------------------------------------------
                       ASSET ALLOCATION                   GE FUNDS            41
                       FUNDS                              PROSPECTUS


--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST IN A GE ASSET ALLOCATION FUND?

An Asset Allocation Fund may be appropriate for your investment portfolio if you:
- seek both capital appreciation and current income
- want a single diversified investment

ASSET ALLOCATION FUNDS are designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers. They provide an investor with a means to diversify by investing in a core portfolio that typically holds both EQUITY SECURITIES and DEBT SECURITIES. Although an investor may achieve the same level of diversification by buying individual GE Equity or Income Funds, the GE Strategic Investment Fund presents a diversification alternative within one fund. An investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective.


[SIDENOTE]

AN INVESTMENT IN A GE ASSET ALLOCATION FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY. AN INVESTMENT IN A GE FUND IS SUBJECT TO RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

42   GE FUNDS
     PROSPECTUS
     ASSET ALLOCATION
     FUNDS


--------------------------------------------------------------------------------
GE STRATEGIC INVESTMENT FUND


---------------------
INVESTMENT OBJECTIVE:
MAXIMUM TOTAL RETURN.


THE STRATEGY

The GE Strategic Investment Fund invests primarily in a combination of EQUITY SECURITIES and INVESTMENT GRADE DEBT SECURITIES. The portfolio managers follow an asset allocation process established by GE Asset Management's Asset Allocation Committee to diversify holdings across asset classes. The Fund adjusts its weightings among U.S. EQUITY SECURITIES, DEBT SECURITIES and FOREIGN SECURITIES based on the relative attractiveness of the asset classes. The Fund invests in equity securities principally for their capital appreciation potential and debt securities principally for their income potential. Within each asset class, the portfolio managers use active security selection to choose securities based on the merits of individual issuers.

The portfolio managers seek to identify EQUITY SECURITIES of companies with characteristics such as:
- strong earnings growth
- attractive prices
- a presence in successful industries
- high quality management

The portfolio managers seek to identify DEBT SECURITIES with characteristics such as:
- attractive yields and prices
- the potential for capital appreciation
- reasonable credit quality

The portion of the Fund invested in DEBT SECURITIES normally has a WEIGHTED AVERAGE MATURITY of approximately five to ten years but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

The portfolio managers may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Fund's asset allocation process may result in a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs and shareholders to incur increased taxes on their investment in the Fund.


THE RISKS

The principal risks of investing in the Fund are STOCK MARKET RISK, FOREIGN EXPOSURE RISK, INTEREST RATE RISK, CREDIT RISK and PREPAYMENT RISK. To the extent the portfolio managers invest in HIGH YIELD SECURITIES, the Fund would be subject to HIGH YIELD SECURITIES RISK. Certain portfolio securities are DERIVATIVE SECURITIES that carry DERIVATIVE SECURITIES RISK.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------
FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.

The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. The bar chart does not reflect the impact of sales charges, which lower the Fund's returns. During the periods presented in the bar chart, Class A's highest return for a quarter was 11.74% for the quarter ended December 31, 1998. The lowest return for a quarter was -5.81% for the quarter ended September 30, 1998.

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the return of the STANDARD & POOR'S 500 COMPOSITE STOCK INDEX (S&P 500 INDEX) and the return of the LEHMAN BROTHERS AGGREGATE BOND INDEX (LB AGGREGATE BOND INDEX). The table reflects the impact of the Fund's expenses and sales charges for each share class. It assumes that you sold your shares at the end of each period.

CALENDAR YEAR TOTAL RETURNS
CLASS A SHARES*

[CHART]

1994           -2%
1995           27%
1996           14%
1997           18%
1998           16%
1999           13%
2000            5%

AVERAGE ANNUAL TOTAL RETURN
(AS OF DECEMBER 31, 2000)

                                                       Since
                             1 Year     5 Years     Inception**
GE Strategic
Investment Fund
  Class A*                   -1.25%      11.82%       11.71%
  Class B                     0.20%      12.27%       12.44%
  Class C (level load)        3.00%           -       10.84%
  Class Y***                  5.06%      13.45%       13.12%
S&P 500 Index                -9.17%      18.36%       17.26%****
LB Aggregate Bond Index      11.63%       6.46%        6.71%****

Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during the periods shown, the Fund's total returns would have been lower. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

* Returns include those of the predecessor Class C, which was combined with Class A as of the close of business on September 17, 1999. Average Annual Total Return figures for periods prior to September 17, 1999 have been adjusted to reflect Class A expenses and sales charges.

** Inception date (commencement of investment operations):
Class A - February 22, 1993
Class B - December 22, 1993
Class C - September 30, 1999
Class Y - November 29, 1993

*** Formerly named Class D.

**** Since March 1, 1993


[SIDENOTE]

ALL MUTUAL FUNDS MUST USE THE SAME FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

44


--------------------------------------------------------------------------------



                     [This page intentionally left blank.]

                       ---------------------------------------------------------
                       MONEY                             GE FUNDS             45
                       MARKET FUNDS                      PROSPECTUS


--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST IN A GE MONEY MARKET FUND?

A Money Market Fund may be appropriate for your portfolio if you:
- want an investment seeking modest but regular income, compared with other investments
- are investing for a short period of time
- want an investment that seeks to maintain a stable share price

A Money Market Fund may not be appropriate if you:
- want a potentially higher rate of income
- want a long-term investment
- seek capital appreciation

MONEY MARKET FUNDS invest in short-term, high quality DEBT SECURITIES. They seek to provide stability of principal and regular income. The income provided by a money market fund varies with interest rate movements.

46   GE FUNDS
     PROSPECTUS
     MONEY MARKET
     FUNDS


--------------------------------------------------------------------------------
GE MONEY MARKET FUND


INVESTMENT OBJECTIVE:
HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY.


THE STRATEGY

The GE Money Market Fund invests primarily in short-term, U.S.
dollar-denominated MONEY MARKET INSTRUMENTS. The Fund's investments may include U.S. GOVERNMENT SECURITIES, REPURCHASE AGREEMENTS, COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, VARIABLE RATE SECURITIES, ASSET-BACKED SECURITIES, FOREIGN DEBT SECURITIES, EURODOLLAR DEPOSITS and domestic and foreign BANK DEPOSITS.

The Fund invests consistent with regulatory standards governing security quality, maturity and portfolio diversification. For example, the portfolio manager limits investments to high quality securities with maturities of up to 13 months and limits the average maturity of the Fund's portfolio to 90 days. The Fund may invest more than 25% of its total assets in the banking industry.

All of the Fund's assets are rated in the two highest short-term rating categories (or their unrated equivalents), and at least 95% of its assets are rated in the highest rating category (or its unrated equivalent), by a nationally recognized statistical rating organization. Additional information about the money market securities in which the Fund may invest, including rating categories, is contained in the statement of additional information.


THE RISKS

The principal risks of investing in the Fund are INTEREST RATE RISK, CREDIT RISK, ASSET-BACKED SECURITIES RISK and FOREIGN EXPOSURE RISK. Changes in banking regulations or the economy can have a significant impact on the banking industry and, therefore, the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change due to movements in current short-term interest rates and market conditions. A change in interest rates or default on the Fund's investments could cause the Fund's share price to decline below $1.00.

If you would like additional information regarding the investment strategies and risks associated with this Fund, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------
FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.

The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 1.56% for the quarter ended September 30, 2000. The Fund's lowest return for a quarter was 0.69% for the quarter ended March 31, 1994. The Fund's seven day yield was 6.15% and the seven day effective yield was 6.57% for the calendar quarter ended December 31, 2000. "Effective yield" reflects the compounding effect of earnings on reinvested dividends.

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the 90 DAY TREASURY BILL RATE (90 DAY T-BILL). The table reflects the impact of the Fund's expenses. It assumes that you sold your shares at the end of each period.


CALENDAR YEAR TOTAL RETURNS

[CHART]

1994            4%
1995            6%
1996            5%
1997            5%
1998            5%
1999            5%
2000            6%

AVERAGE ANNUAL TOTAL RETURN
(AS OF DECEMBER 31, 2000)

                                                Since
                       1 Year      5 Years    Inception*
GE Money Market Fund    6.07%       5.25%       4.85%
90 Day T-Bill           6.04%       5.22%       4.93%**

Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during the periods shown, the Fund's total returns would have been lower. As with all mutual funds, past performance is not an indication of future performance.

* Inception date (commencement of investment operations): February 22, 1993

** Since March 1, 1993


[SIDENOTE]

ALL MUTUAL FUNDS USE A STANDARD FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

--------------------------------------------------
48   GE FUNDS                        FUND EXPENSES
     PROSPECTUS


--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER                                                                           GE MID-CAP   GE SMALL-CAP    GE
FEES (paid directly from your investment,           GE U.S.   GE VALUE   GE MID-CAP     VALUE         VALUE      S&P 500   GE GLOBAL
not reflected in share price)*                      EQUITY     EQUITY      GROWTH       EQUITY        EQUITY      INDEX      EQUITY
                                                     FUND       FUND        FUND         FUND          FUND       FUND++      FUND
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)
IMPOSED ON PURCHASES OF SHARES
(AS A PERCENTAGE OF OFFERING PRICE):
Class A**                                            5.75%      5.75%      5.75%         5.75%         5.75%        N/A       5.75%
Classes B, C and Y                                    None       None      None          None          None         N/A        None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON REINVESTED DIVIDENDS (AS A
PERCENTAGE OF OFFERING PRICE): All Classes            None       None      None          None          None         N/A        None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM CONTINGENT DEFERRED SALES CHARGE
(AS A PERCENTAGE OF REDEMPTION PROCEEDS):**
Class A***                                            1.0%       1.0%      1.0%          1.0%          1.0%         N/A        1.0%
Class B                                               4.0%       4.0%      4.0%          4.0%          4.0%         N/A        4.0%
Class C+                                              1.0%       1.0%      1.0%          1.0%          1.0%         N/A        1.0%
Class Y                                               None       None      None          None          None         N/A        None
------------------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEE: All Classes                           None       None      None          None          None        None        None
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FEE: All Classes                             None       None      None          None          None        None        None
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER                                           GE          GE       GE     GE PREMIER   GE PREMIER   GE PREMIER   GE PREMIER
FEES (paid directly from your investment,        INTERNATIONAL  EUROPE  EMERGING    GROWTH      RESEARCH   INTERNATIONAL   VALUE
not reflected in share price)*                      EQUITY      EQUITY   MARKETS    EQUITY       EQUITY       EQUITY       EQUITY
                                                     FUND        FUND     FUND       FUND         FUND         FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)
IMPOSED ON PURCHASES OF SHARES
(AS A PERCENTAGE OF OFFERING PRICE):
Class A**                                           5.75%        5.75%    5.75%      5.75%        5.75%        5.75%          5.75%
Classes B, C and Y                                   None         None     None       None         None         None           None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON REINVESTED DIVIDENDS (AS A
PERCENTAGE OF OFFERING PRICE): All Classes           None         None     None       None         None         None           None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM CONTINGENT DEFERRED SALES CHARGE
(AS A PERCENTAGE OF REDEMPTION PROCEEDS):**
Class A***                                           1.0%         1.0%     1.0%       1.0%         1.0%         1.0%           1.0%
Class B                                              4.0%         4.0%     4.0%       4.0%         4.0%         4.0%           4.0%
Class C+                                             1.0%         1.0%     1.0%       1.0%         1.0%         1.0%           1.0%
Class Y                                              None         None     None       None         None         None           None
------------------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEE: All Classes                          None         None     None       None         None         None           None
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FEE: All Classes                            None         None     None       None         None         None           None
------------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER                                                      GE            GE                     GE       GE
FEES (paid directly from your investment,         GE FIXED   GOVERNMENT   SHORT-TERM       GE        HIGH   STRATEGIC   GE MONEY
not reflected in share price)*                     INCOME    SECURITIES   GOVERNMENT   TAX-EXEMPT   YIELD  INVESTMENT    MARKET
                                                    FUND        FUND         FUND         FUND       FUND     FUND       FUND++
---------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)
IMPOSED ON PURCHASES OF SHARES
(AS A PERCENTAGE OF OFFERING PRICE):
Class A**                                           4.25%       4.25%        2.50%        4.25%      4.25%    5.75%       N/A
Classes B, C and Y                                   None        None         None         None       None     None       N/A
---------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
ON REINVESTED DIVIDENDS (AS A
PERCENTAGE OF OFFERING PRICE): All Classes           None        None         None         None      None      None       N/A
---------------------------------------------------------------------------------------------------------------------------------
MAXIMUM CONTINGENT DEFERRED SALES CHARGE
(AS A PERCENTAGE OF REDEMPTION PROCEEDS):**
Class A***                                           1.0%        1.0%         1.0%         1.0%      1.0%      1.0%       N/A
Class B                                              3.0%        3.0%         3.0%         3.0%      3.0%      4.0%       N/A
Class C+                                             1.0%        1.0%         1.0%         1.0%      1.0%      1.0%       N/A
Class Y                                              None        None         None         None      None      None       N/A
---------------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEE: All Classes                          None        None         None         None      None      None      None
---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FEE: All Classes                            None        None         None         None      None      None      None
---------------------------------------------------------------------------------------------------------------------------------

* Certain broker-dealers and financial institutions also may charge their clients fees not reflected in the table above in connection with investments in the Funds.

** The sales charge and contingent deferred sales charge ("CDSC") set out in the above table are the maximum charges imposed on purchases or redemptions of shares. Investors may pay actual charges that are less. See "How To Invest."

*** Expenses shown above would be increased by the imposition of the 1% CDSC for redemption of shares within one year of purchase that were not subject to a front-end sales charge by virtue of being part of a purchase of $1 million or more. This CDSC does not apply to redemptions under a systematic withdrawal plan.

+ Expenses shown above would be increased by the imposition of the 1% CDSC for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

++ GE Money Market Fund and GE S&P 500 Index Fund do not currently offer multiple classes of shares. No sales charges, redemption fees or exchange fees are assessed by these Funds.

50   GE FUNDS
     PROSPECTUS
     FUND EXPENSES


--------------------------------------------------------------------------------
Annual fund operating expenses come out of a Fund's assets and are reflected in the Fund's share price and dividends.

The figures below are based upon operating expenses anticipated to be incurred during the current fiscal year.

Accordingly, these figures may not be the same as figures that appear in the Annual Report dated September 30, 2000.

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND
OPERATING
EXPENSES
(AS A PERCENTAGE OF
AVERAGE NET ASSETS)
                                                                       GE MID-CAP  GE SMALL-CAP    GE                       GE
                                        GE U.S.  GE VALUE  GE MID-CAP     VALUE       VALUE      S&P 500   GE GLOBAL   INTERNATIONAL
                                        EQUITY    EQUITY    GROWTH       EQUITY      EQUITY       INDEX     EQUITY        EQUITY
                                         FUND      FUND      FUND*        FUND        FUND        FUND       FUND          FUND*
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES:**
All Classes                              .40%      .55%      .60%         .80%        .70%        .30%       .75%          .80%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1)
FEES:***                                                                                         None
Class A                                  .25%      .25%      .25%         .25%        .25%                   .25%          .25%
Class B                                 1.00%     1.00%     1.00%        1.00%       1.00%                  1.00%         1.00%
Class C                                 1.00%     1.00%     1.00%        1.00%       1.00%                  1.00%         1.00%
Class Y                                 None      None      None         None        None                   None          None
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES:+
All Classes                              .18%      .25%      .40%         .29%        .16%        .76%       .31%          .28%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES:                                                            1.06%
Class A                                  .83%     1.05%     1.25%        1.34%       1.11%                  1.31%         1.33%
Class B                                 1.58%     1.80%     2.00%        2.09%       1.86%                  2.06%         2.08%
Class C                                 1.58%     1.80%     2.00%        2.09%       1.86%                  2.06%         2.08%
Class Y                                  .58%      .80%     1.00%        1.09%        .86%                  1.06%         1.08%
------------------------------------------------------------------------------------------------------------------------------------
WAIVER AND/OR REIMBURSEMENT:             .00%      .00%      .10%         .04%        .00%        .61%       .00%          .00%

NET ANNUAL FUND OPERATING EXPENSES:++                                                             .45%
Class A                                  .83%     1.05%     1.15%        1.30%       1.11%                  1.31%         1.33%
Class B                                 1.58%     1.80%     1.90%        2.05%       1.86%                  2.06%         2.08%
Class C                                 1.58%     1.80%     1.90%        2.05%       1.86%                  2.06%         2.08%
Class Y                                  .58%      .80%      .90%        1.05%        .86%                  1.06%         1.08%
------------------------------------------------------------------------------------------------------------------------------------

* With respect to GE Premier Growth Equity Fund, GE Mid-Cap Growth Fund, GE International Equity Fund and GE Short-Term Government Fund, "Management Fees" include administration fees (amounting to .05%) which are imposed pursuant to a separate contract.

** The nature of the services provided to, and the advisory and administration fees paid by, each Fund are described under "About the Investment Adviser."

*** Because the Funds pay distribution and service fees, long-term shareholders of Class A, Class B and Class C shares may pay more than the economic equivalent of the maximum front-end sales charge currently permitted by the National Association of Securities Dealers, Inc.

+ "Other Expenses" include all operating expenses of the Fund except Management Fees and Distribution and Service (12b-1) Fees. Expenses, other than those incurred by a specific Fund, are allocated pro rata among Funds and share classes. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Fund specific expenses, such as transfer agent or sub-transfer agent fees, are allocated to the Fund that incurs such expense and pro rata across share classes. Other expense allocation methodologies may result in different expense ratios.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                 GE PREMIER   GE PREMIER   GE PREMIER    GE PREMIER
                                       GE EUROPE   GE EMERGING     GROWTH      RESEARCH   INTERNATIONAL    VALUE      GE FIXED
                                        EQUITY       MARKETS       EQUITY       EQUITY       EQUITY        EQUITY      INCOME
                                         FUND         FUND          FUND*        FUND         FUND          FUND        FUND
------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES:**
All Classes                              1.05%        1.20%          .60%         .70%         .80%          .60%        .35%
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1)
FEES:***
Class A                                   .25%         .25%          .25%         .25%         .25%          .25%        .25%
Class B                                  1.00%        1.00%         1.00%        1.00%        1.00%         1.00%       1.00%
Class C                                  1.00%        1.00%         1.00%        1.00%        1.00%         1.00%       1.00%
Class Y                                  None         None          None         None         None          None        None
------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES:+
All Classes                               .23%         .14%          .16%        1.38%        1.51%         1.43%        .20%
------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES:
Class A                                  1.53%        1.59%         1.01%        2.33%        2.56%         2.28%        .80%
Class B                                  2.28%        2.34%         1.76%        3.08%        3.31%         3.03%       1.55%
Class C                                  2.28%        2.34%         1.76%        3.08%        3.31%         3.03%       1.55%
Class Y                                  1.28%        1.34%          .76%        2.08%        2.31%         2.03%        .55%
------------------------------------------------------------------------------------------------------------------------------
WAIVER AND/OR REIMBURSEMENT:              .00%         .00%          .00%        1.13%        1.26%         1.18%        .00%

NET ANNUAL FUND OPERATING EXPENSES:++
Class A                                  1.53%        1.59%         1.01%        1.20%        1.30%         1.10%        .80%
Class B                                  2.28%        2.34%         1.76%        1.95%        2.05%         1.85%       1.55%
Class C                                  2.28%        2.34%         1.76%        1.95%        2.05%         1.85%       1.55%
Class Y                                  1.28%        1.34%          .76%         .95%        1.05%          .85%        .55%
------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                       GE GOVERNMENT   GE SHORT-TERM      GE           GE       GE STRATEGIC   GE MONEY
                                        SECURITIES      GOVERNMENT    TAX-EXEMPT   HIGH YIELD    INVESTMENT     MARKET
                                           FUND            FUND*         FUND         FUND          FUND         FUND
-----------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES:**
All Classes                                 .40%            .30%          .35%         .60%          .35%         .25%
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12b-1)
FEES:***                                                                                                          None
Class A                                     .25%            .25%          .25%         .25%          .25%
Class B                                    1.00%            .85%         1.00%        1.00%         1.00%
Class C                                    1.00%           1.00%         1.00%        1.00%         1.00%
Class Y                                    None            None          None         None          None
-----------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES:+
All Classes                                 .34%            .19%          .39%         .16%          .24%         .25%
-----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES:                                                                             .50%
Class A                                     .99%            .74%          .99%        1.01%          .84%
Class B                                    1.74%           1.34%         1.74%        1.76%         1.59%
Class C                                    1.74%           1.49%         1.74%        1.76%         1.59%
Class Y                                     .74%            .49%          .74%         .76%          .59%
-----------------------------------------------------------------------------------------------------------------------
WAIVER AND/OR REIMBURSEMENT:                .14%            .04%          .14%         .00%          .00%         .00%

NET ANNUAL FUND OPERATING EXPENSES:++                                                                             .50%
Class A                                     .85%            .70%          .85%        1.01%          .84%
Class B                                    1.60%           1.30%         1.60%        1.76%         1.59%
Class C                                    1.60%           1.45%         1.60%        1.76%         1.59%
Class Y                                     .60%            .45%          .60%         .76%          .59%
-----------------------------------------------------------------------------------------------------------------------

++ The fee table reflects contractual arrangements with GE Asset Management effective January 29, 2001 ("Expense Limitation Agreement") to limit "Other Expenses" of each class of each Fund on an annualized basis. Under the Expense Limitation Agreement, GEAM has agreed to waive its management fee and/or assume certain other operating expenses of the Funds to maintain net expense levels at or below predetermined limits. Expenses borne by GEAM may be reimbursed by the Funds up to five years from the date the expense was incurred. A reimbursement payment will not be made if it would cause a Fund to exceed its expense limit. To date, no reimbursement payments have been made by any Fund.

52   GE FUNDS
     PROSPECTUS
     FUND EXPENSES


--------------------------------------------------------------------------------
THE IMPACT OF FUND EXPENSES

The following examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Although actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and that each Fund's operating expenses remain the same. The examples also
--------------------------------------------------------------------------------
EXAMPLES+

                                             YOU WOULD PAY THE FOLLOWING             YOU WOULD PAY THE FOLLOWING
                                       EXPENSES ON A $10,000 INVESTMENT,       EXPENSES ON A $10,000 INVESTMENT,
                                                    ASSUMING REDEMPTION:                 ASSUMING NO REDEMPTION:

                                    1 YEAR* 3 YEARS  5 YEARS  10 YEARS**   1 YEAR  3 YEARS   5 YEARS  10 YEARS**
----------------------------------------------------------------------------------------------------------------
 GE U.S. EQUITY FUND:
 Class A                            $ 655   $  825   $ 1,009   $1,541      $ 655    $ 825     $1,009    $1,541
 Class B                            $ 561   $  699   $   860   $1,492      $ 161    $ 499     $  860    $1,492
 Class C                            $ 261   $  499   $   860   $1,878      $ 161    $ 499     $  860    $1,878
 Class Y                            $  59   $  186   $   324   $  726      $  59    $ 186     $  324    $  726
----------------------------------------------------------------------------------------------------------------
 GE VALUE EQUITY FUND:
 Class A                            $ 676   $  890   $ 1,121   $1,784      $ 676    $ 890     $1,121    $1,784
 Class B                            $ 583   $  766   $   975   $1,738      $ 183    $ 566     $  975    $1,738
 Class C                            $ 283   $  566   $   975   $2,116      $ 183    $ 566     $  975    $2,116
 Class Y                            $  82   $  255   $   444   $  990      $  82    $ 255     $  444    $  990
----------------------------------------------------------------------------------------------------------------
 GE MID-CAP GROWTH FUND:
 Class A                            $ 685   $  939   $ 1,213   $1,991      $ 685    $ 939     $1,213    $1,991
 Class B                            $ 593   $  818   $ 1,069   $1,948      $ 193    $ 618     $1,069    $1,948
 Class C                            $ 293   $  618   $ 1,069   $2,319      $ 193    $ 618     $1,069    $2,319
 Class Y                            $  92   $  308   $   543   $1,216      $  92    $ 308     $  543    $1,216
----------------------------------------------------------------------------------------------------------------
 GE MID-CAP VALUE EQUITY FUND:
 Class A                            $ 700   $  971   $ 1,263   $2,092      $ 700    $ 971     $1,263    $2,092
 Class B                            $ 608   $  851   $ 1,120   $2,050      $ 208    $ 651     $1,120    $2,050
 Class C                            $ 308   $  651   $ 1,120   $2,418      $ 208    $ 651     $1,120    $2,418
 Class Y                            $ 107   $  343   $   586   $1,256      $ 107    $ 343     $  586    $1,256
----------------------------------------------------------------------------------------------------------------
 GE SMALL-CAP VALUE EQUITY FUND:
 Class A                            $ 682   $  908   $ 1,151   $1,849      $ 682    $ 908     $1,151    $1,849
 Class B                            $ 589   $  785   $ 1,006   $1,804      $ 189    $ 585     $1,006    $1,804
 Class C                            $ 289   $  585   $ 1,006   $2,180      $ 189    $ 585     $1,006    $2,180
 Class Y                            $  88   $  274   $   477   $1,061      $  88    $ 274     $  477    $1,061
----------------------------------------------------------------------------------------------------------------
 GE S&P 500 INDEX FUND
                                    $  46   $  276   $   525   $1,239      $  46    $ 276     $  525    $1,239
----------------------------------------------------------------------------------------------------------------
 GE GLOBAL EQUITY FUND:
 Class A                            $ 701   $  966   $ 1,252   $2,063      $ 701    $ 966     $1,252    $2,063
 Class B                            $ 609   $  846   $ 1,108   $2,021      $ 209    $ 646     $1,108    $2,021
 Class C                            $ 309   $  646   $ 1,108   $2,390      $ 209    $ 646     $1,108    $2,390
 Class Y                            $ 108   $  337   $   585   $1,294      $ 108    $ 337     $  585    $1,294
----------------------------------------------------------------------------------------------------------------
 GE INTERNATIONAL EQUITY FUND:
 Class A                            $ 703   $  972   $ 1,262   $2,084      $ 703    $ 972     $1,262    $2,084
 Class B                            $ 611   $  852   $ 1,119   $2,043      $ 211    $ 652     $1,119    $2,043
 Class C                            $ 311   $  652   $ 1,119   $2,410      $ 211    $ 652     $1,119    $2,410
 Class Y                            $ 110   $  343   $   595   $1,317      $ 110    $ 343     $  595    $1,317
----------------------------------------------------------------------------------------------------------------

+ The expenses shown above for each Fund reflect GE Asset Management's agreement to reduce or otherwise limit the Fund's expenses for the first year of each period noted.

                                                                             53
--------------------------------------------------------------------------------
assume that you either redeemed all of your shares at the end of each period shown or you did not redeem your shares.
--------------------------------------------------------------------------------

                                             YOU WOULD PAY THE FOLLOWING             YOU WOULD PAY THE FOLLOWING
                                       EXPENSES ON A $10,000 INVESTMENT,       EXPENSES ON A $10,000 INVESTMENT,
                                                    ASSUMING REDEMPTION:                 ASSUMING NO REDEMPTION:

                                    1 YEAR* 3 YEARS  5 YEARS  10 YEARS**   1 YEAR  3 YEARS   5 YEARS  10 YEARS**
----------------------------------------------------------------------------------------------------------------
 GE EUROPE EQUITY FUND:
 Class A                            $ 722   $1,031   $ 1,361    $2,294      $ 722    $1,031    $1,361    $2,294
 Class B                            $ 631   $  912   $ 1,220    $2,255      $ 231    $  712    $1,220    $2,255
 Class C                            $ 331   $  712   $ 1,220    $2,615      $ 231    $  712    $1,220    $2,615
 Class Y                            $ 130   $  406   $   702    $1,545      $ 130    $  406    $  702    $1,545
----------------------------------------------------------------------------------------------------------------
 GE EMERGING MARKETS FUND:
 Class A                            $ 727   $1,048   $ 1,391    $2,356      $ 727    $1,048    $1,391    $2,356
 Class B                            $ 637   $  930   $ 1,250    $2,318      $ 237    $  730    $1,250    $2,318
 Class C                            $ 337   $  730   $ 1,250    $2,676      $ 237    $  730    $1,250    $2,676
 Class Y                            $ 136   $  425   $   734    $1,613      $ 136    $  425    $  734    $1,613
----------------------------------------------------------------------------------------------------------------
 GE PREMIER GROWTH EQUITY FUND:
 Class A                            $ 672   $  878   $ 1,101    $1,740      $ 672    $  878    $1,101    $1,740
 Class B                            $ 579   $  754   $   954    $1,693      $ 179    $  554    $  954    $1,693
 Class C                            $ 279   $  554   $   954    $2,073      $ 179    $  554    $  954    $2,073
 Class Y                            $  78   $  243   $   422    $  942      $  78    $  243    $  422    $  942
----------------------------------------------------------------------------------------------------------------
 GE PREMIER RESEARCH EQUITY FUND:
 Class A                            $ 690   $1,158   $ 1,652    $3,006      $ 690    $1,158    $1,652    $3,006
 Class B                            $ 598   $1,045   $ 1,517    $2,977      $ 198    $  845    $1,517    $2,977
 Class C                            $ 298   $  845   $ 1,517    $3,314      $ 198    $  845    $1,517    $3,314
 Class Y                            $  97   $  543   $ 1,014    $2,320      $  97    $  543    $1,014    $2,320
----------------------------------------------------------------------------------------------------------------
 GE PREMIER INTERNATIONAL EQUITY FUND:
 Class A                            $ 700   $1,212   $ 1,751    $3,215      $ 700    $1,212    $1,751    $3,215
 Class B                            $ 608   $1,101   $ 1,618    $3,189      $ 208    $  901    $1,618    $3,189
 Class C                            $ 308   $  901   $ 1,618    $3,518      $ 208    $  901    $1,618    $3,518
 Class Y                            $ 107   $  600   $ 1,120    $2,548      $ 107    $  600    $1,120    $2,548
----------------------------------------------------------------------------------------------------------------
 GE PREMIER VALUE EQUITY FUND:
 Class A                            $ 681   $1,139   $ 1,624    $2,954      $ 681    $1,139    $1,624    $2,954
 Class B                            $ 588   $1,025   $ 1,488    $2,924      $ 188    $  825    $1,488    $2,924
 Class C                            $ 288   $  825   $ 1,488    $3,263      $ 188    $  825    $1,488    $3,263
 Class Y                            $  87   $  522   $   984    $2,264      $  87    $  522    $  984    $2,264
----------------------------------------------------------------------------------------------------------------
 GE FIXED INCOME FUND:
 Class A                            $ 503   $  670   $   850    $1,373      $ 503    $  670    $ 850     $1,373
 Class B                            $ 458   $  590   $   845    $1,458      $ 158    $  490    $ 845     $1,458
 Class C                            $ 258   $  490   $   845    $1,845      $ 158    $  490    $ 845     $1,845
 Class Y                            $  56   $  176   $   307    $  689      $  56    $  176    $ 307     $  689
----------------------------------------------------------------------------------------------------------------
 GE GOVERNMENT SECURITIES FUND:
 Class A                            $ 508   $  714   $   936    $1,574      $ 508    $  714    $ 936     $1,574
 Class B                            $ 463   $  634   $   931    $1,659      $ 163    $  534    $ 931     $1,659
 Class C                            $ 263   $  534   $   931    $2,040      $ 163    $  534    $ 931     $2,040
 Class Y                            $  61   $  222   $   398    $  905      $  61    $  222    $ 398     $  905
----------------------------------------------------------------------------------------------------------------

* For purchases of $1 million or more, Class A expenses for the one-year period would be different due to the waiver of the sales charge and the imposition of the 1% CDSC for redemptions of Class A shares which were part of a purchase of $1 million or more.

** Expenses for Class B shares shown above reflect the conversion of Class B shares into Class A shares after six years (eight years for Class B shares originally purchased through the Investors Trust Funds).

54   GE FUNDS
     PROSPECTUS
     FUND EXPENSES

--------------------------------------------------------------------------------
THE IMPACT OF FUND EXPENSES
--------------------------------------------------------------------------------

EXAMPLES+

                                             YOU WOULD PAY THE FOLLOWING             YOU WOULD PAY THE FOLLOWING
                                       EXPENSES ON A $10,000 INVESTMENT,       EXPENSES ON A $10,000 INVESTMENT,
                                                    ASSUMING REDEMPTION:                 ASSUMING NO REDEMPTION:

                                    1 YEAR* 3 YEARS  5 YEARS  10 YEARS**   1 YEAR  3 YEARS   5 YEARS  10 YEARS**
----------------------------------------------------------------------------------------------------------------
 GE SHORT-TERM GOVERNMENT FUND:
 Class A                            $ 320   $  477   $   647    $1,142      $ 320    $ 477     $  647    $1,142
 Class B                            $ 432   $  521   $   730    $1,294      $ 132    $ 421     $  730    $1,294
 Class C                            $ 248   $  467   $   809    $1,776      $ 148    $ 467     $  809    $1,776
----------------------------------------------------------------------------------------------------------------
 GE TAX-EXEMPT FUND:
 Class A                            $ 508   $  714   $   936    $1,574      $ 508    $ 714     $  936    $1,574
 Class B                            $ 463   $  634   $   931    $1,659      $ 163    $ 534     $  931    $1,659
 Class C                            $ 263   $  534   $   931    $2,040      $ 163    $ 534     $  931    $2,040
 Class Y                            $  61   $  222   $   398    $  905      $  61    $ 222     $  398    $  905
----------------------------------------------------------------------------------------------------------------
 GE HIGH YIELD FUND:
 Class A                            $ 524   $  733   $   959    $1,609      $ 524    $ 733     $  959    $1,609
 Class B                            $ 479   $  654   $   954    $1,693      $ 179    $ 554     $  954    $1,693
 Class C                            $ 279   $  554   $   954    $2,073      $ 179    $ 554     $  954    $2,073
 Class Y                            $  78   $  243   $   422    $  942      $  78    $ 243     $  422    $  942
----------------------------------------------------------------------------------------------------------------
 GE STRATEGIC INVESTMENT FUND:
 Class A                            $ 656   $  828   $ 1,014    $1,553      $ 656    $ 828     $1,014    $1,553
 Class B                            $ 562   $  702   $   866    $1,503      $ 162    $ 502     $  866    $1,503
 Class C                            $ 262   $  502   $   866    $1,889      $ 162    $ 502     $  866    $1,889
 Class Y                            $  60   $  189   $   329    $  738      $  60    $ 189     $  329    $  738
----------------------------------------------------------------------------------------------------------------
 GE MONEY MARKET FUND               $  51   $  160   $   280    $  628      $  51    $ 160     $  280    $  628
----------------------------------------------------------------------------------------------------------------

+ The expenses shown above for each Fund reflect GE Asset Management's agreement to reduce or otherwise limit the Fund's expenses for the first year of each period noted.

* For purchases of $1 million or more, Class A expenses for the one-year period would be different due to the waiver of the sales charge and the imposition of the 1% CDSC for redemptions of Class A shares which were part of a purchase of $1 million or more.

** Expenses for Class B shares shown above reflect the conversion of Class B shares into Class A shares after six years (eight years for Class B shares originally purchased through the Investors Trust Funds).

--------------------------------------------------------------------------------


                      [This page intentionally left blank.]

----------------------------------------------------------
56   GE FUNDS                               MORE ON
     PROSPECTUS                             STRATEGIES
                                            AND RISKS


--------------------------------------------------------------------------------
IMPORTANT DEFINITIONS


THIS SECTION DEFINES IMPORTANT TERMS THAT MAY BE UNFAMILIAR TO AN INVESTOR READING ABOUT THE GE FUNDS:


ASSET-BACKED SECURITIES represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card receivables or auto loans.

BANK DEPOSITS are cash, checks or drafts deposited in a financial institution for credit to a customer's account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days' notice before withdrawal.

CASH AND CASH EQUIVALENTS are highly liquid and highly rated instruments such as COMMERCIAL PAPER and BANK DEPOSITS.

CERTIFICATES OF DEPOSIT include short-term debt securities issued by banks.

COMMERCIAL PAPER includes short-term debt securities issued by banks, corporations and other borrowers.

CONVERTIBLE SECURITIES may be debt or equity securities that pay interest or dividends or are sold at a discount and that may be converted on specified terms into the stock of the issuer.

CORPORATE BONDS are debt securities issued by companies.

DEBT OBLIGATIONS OF SUPRANATIONAL AGENCIES are obligations of multi-jurisdictional agencies that operate across national borders (E.G., the World Bank).

DEBT SECURITIES are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.

DEPOSITARY RECEIPTS represent interests in an account at a bank or trust company which holds equity securities. These interests may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other similar instruments.

DERIVATIVE SECURITIES are securities whose values are based on other securities, currencies or indices and include options (on stocks, indices, currencies, futures contracts or bonds), forward currency exchange contracts, futures contracts, swaps, interest-only and principal-only debt securities, certain MORTGAGE-BACKED SECURITIES like collateralized mortgage obligations ("CMOs"), and STRUCTURED AND INDEXED SECURITIES.

DURATION represents a mathematical calculation of the average life of a bond (or portfolio of bonds) based on cash flows that serves as a useful measure of the security's sensitivity to changes in interest rates. Each year of duration approximates an expected one percent change in the bond's price for every one percent change in the interest rate.

EQUITY SECURITIES may include common stocks, PREFERRED SECURITIES, DEPOSITARY RECEIPTS, CONVERTIBLE SECURITIES and rights and WARRANTS of U.S. and foreign companies. Stocks represent an ownership interest in a corporation.

EURODOLLAR DEPOSITS are deposits issued in U.S. dollars by foreign banks and foreign branches of U.S. banks.

FLOATING AND VARIABLE RATE INSTRUMENTS are securities with floating or variable rates of interest or dividend payments.

FOREIGN DEBT SECURITIES are issued by foreign corporations and governments. They may include the following:
- Eurodollar Bonds, which are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions
- Yankee Bonds, which are dollar-denominated securities issued by foreign issuers in the U.S.
- Securities denominated in currencies other than U.S. dollars.

--------------------------------------------------------------------------------
FOREIGN SECURITIES include interests in or obligations of entities located outside of the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (a) is organized, (b) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (c) has at least 50% of its assets situated, or (d) has the principal trading market for its securities. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

FORWARD CURRENCY TRANSACTIONS involve agreements to exchange one currency for another at a future date.

FUTURES are agreements to buy or sell a specific amount of a commodity, financial instrument or index at a particular price and future date. OPTIONS ON FUTURES give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

GOVERNMENT STRIPPED MORTGAGE-RELATED SECURITIES are MORTGAGE-BACKED SECURITIES that have been stripped into their interest and principal components. They represent interests in distributions of interest on or principal underlying mortgage-backed certificates.

GROWTH INVESTING involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than those of value stocks and the market averages.

HIGH YIELD SECURITIES are debt securities, preferred stock, convertible bonds and convertible preferred stock of corporations rated Ba through C by Moody's or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization) or, if not rated by Moody's or S&P, are considered by portfolio management to be of equivalent quality. High yield securities include bonds rated below investment grade, sometimes called "junk bonds," and are considered speculative by the major credit rating agencies.

INVESTMENT-GRADE DEBT SECURITIES are rated Baa or better by Moody's and BBB or better by S&P or are comparably rated by another nationally recognized statistical rating organization, or, if not rated, are of similar quality to such securities. Securities rated in the fourth highest grade have some speculative elements.

MATURITY represents the date on which a debt security matures or when the issuer must pay back the principal amount of the security.

MONEY MARKET SECURITIES are short-term debt securities of the U.S. government, banks and corporations. The Funds may invest in money market securities through investments in the GEI Short-Term Investment Fund (Investment Fund), The Investment Fund is advised by GE Investment Management, which charges no advisory fee for such services.

MORTGAGE-BACKED SECURITIES include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and other government agencies and private issuers. They may also include collateralized mortgage obligations which are derivative securities that are fully collateralized by a portfolio of mortgages. MORTGAGE DOLLAR ROLLS are transactions involving the sale of a mortgage-backed security with a simultaneous contract (with the purchaser) to buy similar, but not identical, securities at a future date.

MUNICIPAL OBLIGATIONS are debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities. They include: (i) MUNICIPAL LEASES, which pay interest that is exempt from federal, and in certain cases, state, income tax; (ii) PARTICIPATION INTERESTS IN MUNICIPAL OBLIGATIONS, which are proportionate, undivided interests in municipal obligations; (iii) MUNICIPAL

58   GE FUNDS
     PROSPECTUS
     MORE ON STRATEGIES
     AND RISKS

--------------------------------------------------------------------------------


OBLIGATION COMPONENTS, which are Municipal Obligations that have been divided into two components (one component pays interest at a rate adjusted periodically through an auction process, the second pays the residual rate after the auction rate is deducted from total interest payable); and (iv) CUSTODIAL RECEIPTS ON MUNICIPAL OBLIGATIONS, which evidence ownership of future interest payments, principal payments, or both, on certain Municipal Obligations.

PREFERRED SECURITIES are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets.

PURCHASING AND WRITING OPTIONS are permitted investment strategies for certain Funds. An option is the right to buy (I.E., a "call") or sell (I.E., a "put") securities or other interests for a predetermined price on or before a fixed date. An OPTION ON A SECURITIES INDEX represents the option holder's right to obtain from the seller, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the securities index on the exercise date. An OPTION ON A FOREIGN CURRENCY represents the right to buy or sell a particular amount of that currency for a predetermined price on or before a fixed date.

REPURCHASE AGREEMENTS (repos) are used to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to the Fund, agreeing to buy them back at a designated price and time -- usually the next day.

RESTRICTED SECURITIES (which include Rule 144A Securities) may have contractual restrictions on resale, or cannot be resold publicly until registered. Certain restricted securities may be illiquid. ILLIQUID SECURITIES may be difficult or impossible to sell when a Fund wants to sell them at a price at which the Fund values them.

REVERSE REPURCHASE AGREEMENTS involve selling securities held and concurrently agreeing to repurchase the same securities at a specified price and future date.

RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

RULE 144A SECURITIES are RESTRICTED SECURITIES that may be sold to certain institutional purchasers under Rule 144A.

SHORT SALES AGAINST THE BOX involve selling short securities actually owned or otherwise covered at all times during the period the short position is open.

STRUCTURED AND INDEXED SECURITIES are securities whose principal and/or interest rate is determined by reference to changes in the value of one or more specific currencies, interest rates, commodities, indices or other financial indicators.

U.S. GOVERNMENT SECURITIES are issued or guaranteed as to principal or interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the federal government. Other U.S. Government securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All U.S. Government securities are considered highly creditworthy.

VALUE INVESTING involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, value stock valuation levels are lower than those of growth stocks.

VARIABLE RATE SECURITIES, which include floating and variable rate instruments, carry interest rates that fluctuate or may be adjusted periodically to market rates. Interest rate adjustments could increase or decrease the income generated by the securities.

VARIOUS INVESTMENT TECHNIQUES are utilized by a Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that

--------------------------------------------------------------------------------


affect security values. For certain Funds, these techniques may involve DERIVATIVE SECURITIES and transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of a Fund's portfolio of investments and are not used for leverage. No Fund is under any obligation to use any of these techniques at any given time or under any particular economic condition. To the extent that a Fund employs these techniques, the Fund would be subject to DERIVATIVE SECURITIES RISK.

WARRANTS are securities that are usually issued together with a bond or preferred stock, that permits the holder to buy a proportionate amount of common stock at a specified price that is usually higher than the stock price at the time of issue.

WEIGHTED AVERAGE MATURITY represents the length of time in days or years until the average security in a money market or bond fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in the fund. This measure indicates an income fund's sensitivity to changes in interest rates. In general, the longer a fund's average weighted maturity, the more its share price will fluctuate in response to changing interest rates.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES are securities that are purchased or sold for delivery and payment at a future date, I.E., beyond normal settlement date.

ZERO COUPON OBLIGATIONS pay no interest to their holders prior to maturity. Instead, interest is paid in a lump sum at maturity. They are purchased at a discount from par value, and generally are more volatile than other fixed income securities.


---------------------------------
MORE ON INVESTMENT STRATEGIES

In addition to each Fund's principal investment strategies described earlier in this Prospectus, a Fund is permitted to use other securities and investment strategies in pursuit of its investment objective. No Fund is under any obligation to use any of these techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the Funds to other risks and considerations, which are discussed later in this Prospectus or in the Funds' SAI.

HOLDING CASH AND TEMPORARY DEFENSIVE POSITIONS: Under normal circumstances, each Fund may hold CASH and/or MONEY MARKET SECURITIES (i) pending investment, (ii) for cash management purposes, and (iii) to meet operating expenses. A Fund (other than the GE S&P 500 Index Fund) may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may (i) without limit hold CASH and CASH EQUIVALENTS and/or invest in MONEY MARKET INSTRUMENTS, or (ii) restrict the securities markets in which a Fund's assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund's investment objective and strategies. The Funds, other than the Money Market Fund, may invest in money market instruments directly or indirectly through investment in the GEI Short-Term Investment Fund ("Investment Fund"). The Investment Fund is advised by GE Asset Management, which charges no advisory fee to the Investment Fund.

To the extent that a Fund, other than the GE Money Market Fund, holds cash or invests in money market instruments, it may not achieve its investment objective.

The following tables summarize some of the investment techniques that may be employed by a Fund. Certain techniques and limitations may be changed at the discretion of GE Asset Management. Percentage figures refer to the percentage of a Fund's assets that may be invested in accordance with the indicated technique.

60   GE FUNDS
     PROSPECTUS
     MORE ON STRATEGIES
     AND RISKS
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         PURCHASING     PURCHASING
                                                                 REVERSE     RESTRICTED    STRUCTURED    AND WRITING   AND WRITING
                                                   REPURCHASE   REPURCHASE  AND ILLIQUID   AND INDEXED   SECURITIES     SECURITIES
                                       BORROWING   AGREEMENTS   AGREEMENTS   SECURITIES    SECURITIES     OPTIONS     INDEX OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                     33 1/3%       Yes           No          Yes           No           Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
GE Value Equity Fund                    33 1/3%       Yes          Yes          Yes           No           Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
GE Mid-Cap Growth Fund                  33 1/3%       Yes           No          Yes           No           Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
GE Mid-Cap Value Equity Fund            33 1/3%       Yes           No          Yes          Yes           Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
GE Small-Cap Value Equity Fund          33 1/3%       Yes          Yes          Yes           No           Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
GE S&P 500 Index Fund                   33 1/3%       Yes          Yes          Yes           No           Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
GE Global Equity Fund                   33 1/3%       Yes           No          Yes           No           Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
GE International Equity Fund            33 1/3%       Yes           No          Yes           No           Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
GE Europe Equity Fund                   33 1/3%       Yes          Yes          Yes          Yes           Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
GE Emerging Markets Fund                33 1/3%       Yes          Yes          Yes           No           Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
GE Premier Growth Equity Fund           33 1/3%       Yes           No          Yes           No           Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
GE Premier Research Equity Fund         33 1/3%       Yes          Yes          Yes           No           Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
GE Premier International Equity Fund    33 1/3%       Yes          Yes          Yes           No           Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
GE Premier Value Equity Fund            33 1/3%       Yes          Yes          Yes           No           Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
GE Fixed Income Fund                    33 1/3%       Yes           No          Yes          Yes           Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
 GE Government Securities Fund          33 1/3%       Yes          Yes          Yes          Yes           Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
GE Short-Term Government Fund           33 1/3%       Yes           No          Yes          Yes           Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
GE Tax-Exempt Fund                          10%       Yes          Yes          Yes           No           Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
GE High Yield Fund                      33 1/3%       Yes          Yes          Yes          Yes           Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
GE Strategic Investment Fund            33 1/3%       Yes           No          Yes          Yes           Yes            Yes
------------------------------------------------------------------------------------------------------------------------------------
GE Money Market Fund                    33 1/3%       Yes          Yes           No           No            No             No
------------------------------------------------------------------------------------------------------------------------------------

                                FUTURES      FORWARD    OPTIONS ON            MAXIMUM        MAXIMUM INVESTMENT      MAXIMUM
                              AND OPTIONS   CURRENCY     FOREIGN          INVESTMENT IN    IN BELOW-INVESTMENT    INVESTMENT IN
                              ON FUTURES  TRANSACTIONS  CURRENCIES       DEBT SECURITIES  GRADE DEBT SECURITIES FOREIGN SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
 GE U.S. Equity Fund             Yes           Yes         Yes                  35%                     5%             15%*

 GE Value Equity Fund            Yes           Yes         Yes                  35%                     5%             25%*

 GE Mid-Cap Growth Fund          Yes           Yes         Yes     35% (maximum of      10% in BB or B by              35%*
                                                                25% in BBB by S&P,      S&P or Ba or B by
                                                                 Baa by Moody's or             Moody's or
                                                                       equivalent)             equivalent

 GE Mid-Cap Value Equity Fund    Yes           Yes         Yes                  35%     15% in securities              15%*
                                                                                       rated BBB or below
                                                                                         by S&P or Baa or
                                                                                         below by Moody's
                                                                                            or equivalent

 GE Small-Cap Value Equity Fund   No            No          No                  35%                    10%             10%*

 GE S&P 500 Index Fund           Yes           Yes         Yes                  35%                     5%             35%

 GE Global Equity Fund           Yes           Yes         Yes                  35%                     5%            100%

 GE International Equity Fund    Yes           Yes         Yes                  35%                     5%            100%

 GE Europe Equity Fund           Yes           Yes         Yes                  35%                    15%            100%

 GE Emerging Markets Fund        Yes           Yes         Yes                  35%     10% in BB or B by             100%
                                                                                        S&P or Ba or B by
                                                                                               Moody's or
                                                                                               equivalent

 GE Premier Growth Equity Fund   Yes           Yes          No                  35%                     5%             25%*

 GE Premier Research Equity Fund Yes           Yes          No                  35%                     5%             25%*

 GE Premier International Equity
  Fund                           Yes           Yes         Yes                  35%                     5%            100%

 GE Premier Value Equity Fund    Yes           Yes         Yes                  35%                     5%             25%*

 GE Fixed Income Fund            Yes           Yes         Yes    100% (maximum of      10% in BB or B by             35%*
                                                                 25% in BBB by S&P      S&P or Ba or B by
                                                                 or Baa by Moody's             Moody's or
                                                                    or equivalent)             equivalent

 GE Government Securities Fund   Yes           Yes         Yes    100% (maximum of                   None             35%*
                                                                 10% in BBB by S&P
                                                              or Baa by Moody's or
                                                               equivalent; maximum
                                                              of 25% in A or lower
                                                                by S&P, Moody's or
                                                                       equivalent)

 GE Short-Term Government Fund   Yes           Yes         Yes                 100%                  None             35%*

 GE Tax-Exempt Fund              Yes            No          No    100% (maximum of             5% in debt            None
                                                                 10% in BBB by S&P       downgraded below
                                                                 or Baa by Moody's       investment grade
                                                                    or equivalent)          subsequent to
                                                                                                 purchase

 GE High Yield Fund              Yes           Yes         Yes                 100%                   100%             35%*

 GE Strategic Investment Fund    Yes           Yes         Yes       100% (maximum         10% in BB or B              30%*
                                                              of 25% in BBB by S&P        by S&P or Ba or
                                                                 or Baa by Moody's           B by Moody's
                                                                    or equivalent)          or equivalent

 GE Money Market Fund             No            No          No                 100%                  None              25%*

                                      WHEN-ISSUED
                                      AND DELAYED
                                  DELIVERY SECURITIES
-----------------------------------------------------
 GE U.S. Equity Fund                      Yes
-----------------------------------------------------
 GE Value Equity Fund                     Yes
-----------------------------------------------------
 GE Mid-Cap Growth Fund                   Yes



-----------------------------------------------------
 GE Mid-Cap Value Equity Fund             Yes




-----------------------------------------------------
 GE Small-Cap Value Equity Fund           Yes
-----------------------------------------------------
 GE S&P 500 Index Fund                    Yes
-----------------------------------------------------
 GE Global Equity Fund                    Yes
-----------------------------------------------------
 GE International Equity Fund             Yes
-----------------------------------------------------
 GE Europe Equity Fund                    Yes
-----------------------------------------------------
 GE Emerging Markets Fund                 Yes



-----------------------------------------------------
 GE Premier Growth Equity Fund            Yes
-----------------------------------------------------
 GE Premier Research Equity Fund          Yes
-----------------------------------------------------
 GE Premier International Equity
  Fund                                    Yes
-----------------------------------------------------
 GE Premier Value Equity Fund             Yes
-----------------------------------------------------
 GE Fixed Income Fund                     Yes



-----------------------------------------------------
 GE Government Securities Fund           Yes






-----------------------------------------------------
 GE Short-Term Government Fund           Yes
-----------------------------------------------------
 GE Tax-Exempt Fund                     Yes




-----------------------------------------------------
 GE High Yield Fund                       Yes
-----------------------------------------------------
 GE Strategic Investment Fund             Yes



-----------------------------------------------------
 GE Money Market Fund                     Yes
-----------------------------------------------------

*This limitation excludes ADRs and securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission and listed on a U.S. national securities exchange or traded on the Nasdaq National Market or the Nasdaq Small Cap Market.

-------------------------
62   GE FUNDS
     PROSPECTUS
     MORE ON STRATEGIES
     AND RISKS

------------------------------------------------------------------------------------------------------------------------------------
                                      LENDING     RULE     DEBT OBLIGATIONS              SECURITIES OF             FLOATING AND
                                     PORTFOLIO    144A     OF SUPRANATIONAL DEPOSITARY      OTHER       MUNICIPAL VARIABLE RATE
                                     SECURITIES SECURITIES     AGENCIES      RECEIPTS  INVESTMENT FUNDS  LEASES    INSTRUMENTS
------------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                     Yes        Yes           Yes           Yes            No            No         No*
------------------------------------------------------------------------------------------------------------------------------------
GE Value Equity Fund                    Yes        Yes           Yes           Yes           Yes            No         No*
------------------------------------------------------------------------------------------------------------------------------------
GE Mid-Cap Growth Fund                  Yes        Yes           Yes           Yes           Yes            No         No*
------------------------------------------------------------------------------------------------------------------------------------
GE Mid-Cap Value Equity Fund            Yes        Yes           Yes           Yes           Yes            No         No*
------------------------------------------------------------------------------------------------------------------------------------
GE Small-Cap Value Equity Fund          Yes        Yes           Yes           Yes           Yes            No         No*
------------------------------------------------------------------------------------------------------------------------------------
GE S&P 500 Index Fund                   Yes        Yes           Yes           Yes           Yes            No         No*
------------------------------------------------------------------------------------------------------------------------------------
GE Global Equity Fund                   Yes        Yes           Yes           Yes           Yes            No         No*
------------------------------------------------------------------------------------------------------------------------------------
GE International Equity Fund            Yes        Yes           Yes           Yes           Yes            No         No*
------------------------------------------------------------------------------------------------------------------------------------
GE Europe Equity Fund                   Yes        Yes           Yes           Yes           Yes            No         Yes
------------------------------------------------------------------------------------------------------------------------------------
GE Emerging Markets Fund                Yes        Yes           Yes           Yes           Yes            No         No*
------------------------------------------------------------------------------------------------------------------------------------
GE Premier Growth Equity Fund           Yes        Yes           Yes           Yes           Yes            No         No*
------------------------------------------------------------------------------------------------------------------------------------
GE Premier Research Equity Fund         Yes        Yes           Yes           Yes           Yes            No         No*
------------------------------------------------------------------------------------------------------------------------------------
GE Premier International Equity Fund    Yes        Yes           Yes           Yes           Yes            No         No*
------------------------------------------------------------------------------------------------------------------------------------
GE Premier Value Equity Fund            Yes        Yes           Yes           Yes           Yes            No         No*
------------------------------------------------------------------------------------------------------------------------------------
GE Fixed Income Fund                    Yes        Yes           Yes           Yes           Yes            No         Yes
------------------------------------------------------------------------------------------------------------------------------------
GE Government Securities Fund           Yes        Yes           Yes           Yes           Yes            No         Yes
------------------------------------------------------------------------------------------------------------------------------------
GE Short-Term Government Fund           Yes        Yes           Yes           Yes           Yes            No         Yes
------------------------------------------------------------------------------------------------------------------------------------
GE Tax-Exempt Fund                      Yes        Yes           Yes            No           Yes           Yes         Yes
------------------------------------------------------------------------------------------------------------------------------------
GE High Yield Fund                      Yes        Yes           Yes           Yes           Yes            No         Yes
------------------------------------------------------------------------------------------------------------------------------------
GE Strategic Investment Fund            Yes        Yes           Yes           Yes           Yes           Yes         Yes
------------------------------------------------------------------------------------------------------------------------------------
GE Money Market Fund                    Yes        Yes           Yes            No            No            No         Yes
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------
                                      PARTICIPATION
                                       INTERESTS IN
                                    MUNICIPAL OBLIGATIONS
---------------------------------------------------------
GE U.S. Equity Fund                         No
---------------------------------------------------------
GE Value Equity Fund                        No
---------------------------------------------------------
GE Mid-Cap Growth Fund                      No
---------------------------------------------------------
GE Mid-Cap Value Equity Fund                No
---------------------------------------------------------
GE Small-Cap Value Equity Fund              No
---------------------------------------------------------
GE S&P 500 Index Fund                       No
---------------------------------------------------------
GE Global Equity Fund                       No
---------------------------------------------------------
GE International Equity Fund                No
---------------------------------------------------------
GE Europe Equity Fund                       No
---------------------------------------------------------
GE Emerging Markets Fund                    No
---------------------------------------------------------
GE Premier Growth Equity Fund               No
---------------------------------------------------------
GE Premier Research Equity Fund             No
---------------------------------------------------------
GE Premier International Equity Fund        No
---------------------------------------------------------
GE Premier Value Equity Fund                No
---------------------------------------------------------
GE Fixed Income Fund                        No
---------------------------------------------------------
GE Government Securities Fund               No
---------------------------------------------------------
GE Short-Term Government Fund               No
---------------------------------------------------------
GE Tax-Exempt Fund                         Yes
---------------------------------------------------------
GE High Yield Fund                          No
---------------------------------------------------------
GE Strategic Investment Fund               Yes
---------------------------------------------------------
GE Money Market Fund                        No
---------------------------------------------------------

* Excludes commercial paper and notes with variable and floating rates of interest

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 ASSET BACKED        SHORT
                                        ZERO     MUNICIPAL  CUSTODIAL RECEIPTS MORTGAGE RELATED     GOVERNMENT       SECURITIES AND
                                       COUPON   OBLIGATIONS   ON MUNICIPAL        SECURITIES,   STRIPPED MORTGAGE  RECEIVABLE-BACKED
                                     OBLIGATION COMPONENTS     OBLIGATIONS      INCLUDING CMOS  RELATED SECURITIES     SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                     Yes         No             No                 No                No                  No
------------------------------------------------------------------------------------------------------------------------------------
GE Value Equity Fund                     No         No             No                 No                No                  No
------------------------------------------------------------------------------------------------------------------------------------
GE Mid-Cap Growth Fund                   No         No             No                 No                No                  No
------------------------------------------------------------------------------------------------------------------------------------
GE Mid-Cap Value Equity Fund            Yes         No             No                 No                No                  No
------------------------------------------------------------------------------------------------------------------------------------
GE Small-Cap Value Equity Fund           No         No             No                 No                No                  No
------------------------------------------------------------------------------------------------------------------------------------
GE Global Equity Fund                    No         No             No                 No                No                  No
------------------------------------------------------------------------------------------------------------------------------------
GE S&P 500 Index Fund                    No         No             No                 No                No                  No
------------------------------------------------------------------------------------------------------------------------------------
GE International Equity Fund             No         No             No                 No                No                  No
------------------------------------------------------------------------------------------------------------------------------------
GE Europe Equity Fund                    No         No             No                 No                No                  No
------------------------------------------------------------------------------------------------------------------------------------
GE Emerging Markets Fund                 No         No             No                 No                No                  No
------------------------------------------------------------------------------------------------------------------------------------
GE Premier Growth Equity Fund            No         No             No                 No                No                  No
------------------------------------------------------------------------------------------------------------------------------------
GE Premier Research Equity Fund          No         No             No                 No                No                  No
------------------------------------------------------------------------------------------------------------------------------------
GE Premier International Equity Fund     No         No             No                 No                No                  No
------------------------------------------------------------------------------------------------------------------------------------
GE Premier Value Equity Fund             No         No             No                 No                No                  No
------------------------------------------------------------------------------------------------------------------------------------
GE Fixed Income Fund                    Yes         No             No                Yes               Yes                 Yes
------------------------------------------------------------------------------------------------------------------------------------
GE Government Securities Fund           Yes         No             No                Yes               Yes                 Yes
------------------------------------------------------------------------------------------------------------------------------------
GE Short-Term Government Fund           Yes         No             No                Yes               Yes                 Yes
------------------------------------------------------------------------------------------------------------------------------------
GE Tax-Exempt Fund                      Yes        Yes            Yes                 No                No                  No
------------------------------------------------------------------------------------------------------------------------------------
GE High Yield Fund                      Yes         No             No                Yes               Yes                 Yes
------------------------------------------------------------------------------------------------------------------------------------
GE Strategic Investment Fund            Yes        Yes            Yes                Yes               Yes                 Yes
------------------------------------------------------------------------------------------------------------------------------------
GE Money Market Fund                     No         No             No                 No                No                 Yes
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------
                                    MORTGAGE   SALES
                                     DOLLAR   AGAINST
                                     ROLLS    THE BOX
-----------------------------------------------------
GE U.S. Equity Fund                   No         No
-----------------------------------------------------
GE Value Equity Fund                  No        Yes
-----------------------------------------------------
GE Mid-Cap Growth Fund                No        Yes
-----------------------------------------------------
GE Mid-Cap Value Equity Fund          No        Yes
-----------------------------------------------------
GE Small-Cap Value Equity Fund        No        Yes
-----------------------------------------------------
GE Global Equity Fund                 No        Yes
-----------------------------------------------------
GE S&P 500 Index Fund                 No         No
-----------------------------------------------------
GE International Equity Fund          No        Yes
-----------------------------------------------------
GE Europe Equity Fund                 No        Yes
-----------------------------------------------------
GE Emerging Markets Fund              No        Yes
-----------------------------------------------------
GE Premier Growth Equity Fund         No         No
-----------------------------------------------------
GE Premier Research Equity Fund       No         No
-----------------------------------------------------
GE Premier International Equity Fund  No        Yes
-----------------------------------------------------
GE Premier Value Equity Fund          No        Yes
-----------------------------------------------------
GE Fixed Income Fund                 Yes         No
-----------------------------------------------------
GE Government Securities Fund        Yes        Yes
-----------------------------------------------------
GE Short-Term Government Fund        Yes         No
-----------------------------------------------------
GE Tax-Exempt Fund                    No        Yes
-----------------------------------------------------
GE High Yield Fund                   Yes        Yes
-----------------------------------------------------
GE Strategic Investment Fund         Yes         No
-----------------------------------------------------
GE Money Market Fund                  No         No
-----------------------------------------------------

--------------------------
64   GE FUNDS
     PROSPECTUS
     MORE ON STRATEGIES
     AND RISKS


--------------------------------------------------------------------------------
MORE ON RISKS

Like all mutual funds, investing in the GE Funds involves risk factors and special considerations. A Fund's risk is defined primarily by its principal investment strategies, which are described earlier in this Prospectus. Investments in a Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that a Fund will achieve its investment objective. Investing in shares of a Fund should not be considered a complete investment program. The share value of the Equity Funds, Income Funds and Asset Allocation Funds will rise and fall. Although the GE Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments among different asset classes -- such as stocks, bonds and cash -- and within an asset class -- such as small-cap and large-cap stocks -- can help you manage risk and achieve the results you need to comfortably reach your financial goals.

The primary risks of particular investments are summarized below, For more information about the risks associated with the Funds, please see the Statement of Additional Information (SAI), which is incorporated by reference into this Prospectus.

ASSET-BACKED SECURITIES RISK: Asset-backed securities often are subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. To maintain its position in such securities, a Fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, a Fund generally has to reinvest proceeds from prepayments at lower rates. Also, because asset-backed securities often are not secured by collateral, a Fund may lose money if there are defaults in the loans underlying the securities.

CREDIT RISK: The price of a bond is affected by the issuer's or counterparty's credit quality. Changes in financial condition and general economic conditions can affect the ability to honor financial obligations and therefore credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment grade debt securities may have speculative characteristics. A security's price may be adversely affected by the market's opinion of the security's credit quality level even if the issuer or counterparty has suffered no degradation in ability to honor the obligation.

DERIVATIVE SECURITIES RISK: A Fund's use of VARIOUS INVESTMENT TECHNIQUES to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values may involve derivative securities and contracts. Derivative securities and contracts (securities and contracts whose values are based on other securities, currencies or indices) include option contracts (on stocks, indices, currencies, futures contracts or bonds), forward currency exchange contracts, futures contracts, currency and interest rate swap contracts and structured securities.

Derivative securities and contracts may be used as a direct investment or as a hedge for a Fund's portfolio or a portion of a portfolio. Hedging involves using a security or contract to offset investment risk. Hedging may include reducing the risk of a position held in a portfolio. Hedging and other investment techniques also may be used to increase a Fund's exposure to a particular investment strategy. If the portfolio manager's judgment of market conditions proves incorrect or the strategy does not correlate well with a Fund's investments, the use of derivatives could result in a loss regardless of whether the intent was to reduce risk or increase return and may increase a Fund's volatility. In addition, in the event that non-exchange traded derivatives are used, these derivatives could result in a loss if the counterparty to the

--------------------------------------------------------------------------------

transaction does not perform as promised. A Fund is not obligated to pursue any hedging strategy. In addition, hedging techniques may not be available, may be too costly to be used effectively or may be unable to be used for other reasons. These investments may be considered speculative.

DIVERSIFICATION RISK: The Premier Funds may invest in securities of a limited number of issuers to achieve a potentially greater investment return than a Fund that invests in a larger number of issuers. As a result, price movements of a single issuer's securities will have a greater impact on such Fund's net asset value causing it to fluctuate more than that of a more widely diversified Fund.

EMERGING MARKETS RISK: Emerging market securities bear most FOREIGN EXPOSURE RISKS discussed below. In addition, there are greater risks involved in investing in emerging markets than in developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a Fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

FOREIGN EXPOSURE RISK: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks which can affect a Fund's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. There may be difficulties enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the U.S. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include:
- CURRENCY RISK: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including Depositary Receipts, also are subject to currency risk based on their related investments.
- POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on a Fund's foreign investments.
- REGULATORY RISK: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

HIGH YIELD SECURITIES RISK: Below investment-grade securities, sometimes called "junk bonds," are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. The market for below investment-grade securities may be less active than for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish a Fund's ability to obtain accurate market quotations when valuing the portfolio securities and calculating a Fund's net asset value. In addition, a Fund may incur additional expenses if a holding defaults and a Fund has to seek recovery of its principal investment. Below investment-grade securities may also present risks based on payment

--------------------------
66   GE FUNDS
     PROSPECTUS
     MORE ON STRATEGIES
     AND RISKS


--------------------------------------------------------------------------------

expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.

ILLIQUID SECURITIES RISK: Illiquid securities may be difficult to resell at approximately the price they are valued in the ordinary course of business in seven days or less. When investments cannot be sold readily at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the security at all, or forego other investment opportunities, all of which may have an impact on the Fund.

INITIAL PUBLIC OFFERINGS RISK: Certain Funds may purchase shares issued as part of, or a short period after, a company's initial public offering ("IPOs"), and may dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes a Fund to the risks associated with organizations that have little operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

INTEREST RATE RISK: Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond's price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.

MUNICIPAL SECURITIES RISK: Municipal securities are backed by the entities that issue them and/or other revenue streams. Like other debt securities, prices of municipal debt securities are affected inversely by changes in interest rates and by changes in the credit rating or financial condition of the issuer. Income derived from investments in municipal securities typically is exempt from Federal income tax, however capital gains are subject to Federal tax. The municipal securities market is volatile and may be significantly affected by tax, legislative or political changes. Some municipal securities are insured and guarantee the timely payment of interest and repayment of principal.

PREPAYMENT RISK: Prices and yields of mortgage-backed securities assume the securities will be redeemed at a given time. When interest rates decline, mortgage-backed securities experience higher prepayments because the underlying mortgages are repaid earlier than expected. A Fund's portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities at lower rates, which results in a lower return for the Fund. When interest rates increase, mortgage-backed securities experience lower prepayments because the underlying mortgages may be repaid later than expected. This typically reduces the value of the underlying securities.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS RISK: A Fund entering into a repurchase agreement may suffer a loss if the other party to the transaction defaults on its obligations and could be delayed or prevented from exercising its rights to dispose of the underlying securities. The value of the underlying securities might decline while the Fund seeks to assert its rights. The Fund could incur additional expenses in asserting its rights or may lose all or part of the income from the agreement. A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase at a higher price under the agreement.

RESTRICTED SECURITIES RISK: Restricted securities (including Rule 144A securities) may be subject to legal restraints on resale and, therefore, are typically less liquid than other securities. The prices received from reselling restricted securities in privately negotiated transactions may be less than those originally paid by a Fund. Companies whose securities are restricted are not subject to the same investor protection requirements as publicly traded securities.

--------------------------------------------------------------------------------


STOCK MARKET RISK: Stock market risk is the risk that the value of equity securities may decline. Stock prices change daily in response to company activity and general economic and market conditions. Stock prices may decline in value even during periods when equity securities in general are rising, or may not perform as well as the market in general. Additional stock market risk may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see FOREIGN EXPOSURE RISK.

STYLE RISK: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may underperform other funds that employ a different style. A Fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.
- GROWTH INVESTING RISK: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth oriented funds will typically underperform when value investing is in favor.
- VALUE INVESTING RISK: Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value oriented funds will typically underperform when growth investing is in favor.
- HIGH YIELD VALUE INVESTING RISK: The GE High Yield Fund uses value-based criteria to select securities. Such securities may not realize their perceived value for extended periods of time or may never realize their perceived value.
- MID-CAP COMPANY RISK: Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.
- SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies offers potential for above-average returns, the companies may not succeed and their stock prices could decline significantly.

OTHER RISK CONSIDERATIONS


EURO CONVERSION: The introduction of the EURO, a new common currency in Europe, may result in uncertainties for European companies and markets. Individual issuers may suffer increased costs and decreased earnings due to the long-term impact of EURO conversion. Market disruptions may occur that could adversely affect the value of European securities and currencies.

-------------------------------------------
68    GE FUNDS                   ABOUT THE
      PROSPECTUS                 INVESTMENT
                                 ADVISER

INVESTMENT ADVISER AND ADMINISTRATOR

GE Asset Management Incorporated ("GE Asset Management"), located at 3003 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904, is the investment adviser and administrator of each Fund. GE Asset Management is a wholly-owned subsidiary of General Electric Company (GE) and a registered investment adviser. As of March 31, 2001, GE Asset Management oversaw $117.5 billion and managed individual and institutional assets of $92.7 billion, of which more than $18.9 billion was invested in mutual funds.

For many years, GE's tradition of ingenuity and customer focus has included financial services. In the late 1920s, through a desire to promote the financial well-being of its employees, GE began managing assets for its employee pension plan. By the mid-1930s, GE pioneered some of the nation's earliest mutual funds, the Elfun Funds -- to be followed years later by the GE Savings and Security Program Funds. The success of these Funds spurred growth; eventually GE expanded its mutual fund offerings to include a wide variety of investment products called the GE Family of Funds, created specifically for the general public.

GE Asset Management bases its investment philosophy on two enduring principles. First, GE Asset Management believes that a disciplined, consistent approach to investing can add value to an investment portfolio over the long term. Its commitment to in-depth research, sound judgment and hard work provides investors with an opportunity to take advantage of attractive investments around the world. Second, GE Asset Management follows the same principles of integrity and quality that have guided GE over the past century and have made it the world-class company that it is today.

For their services, GE Asset Management pays (out of the advisory fee that it receives) Palisade, MAS and SSGA monthly compensation in the form of an investment sub-advisory fee. The fee is paid by GE Asset Management monthly and is based upon the average daily net assets of the Fund that each sub-adviser manages.

INVESTMENT MANAGEMENT FEE:

Each Fund pays GE Asset Management an investment management fee. The fee is accrued daily and paid monthly up to the following maximum annual fee rates:

 GE U.S. Equity Fund                                                0.40%
-------------------------------------------------------------------------
 GE Value Equity Fund                                               0.55%
-------------------------------------------------------------------------
 GE Mid-Cap Growth Fund                                             0.60%
-------------------------------------------------------------------------
 GE Mid-Cap Value Equity Fund                                       0.80%
-------------------------------------------------------------------------
 GE Small-Cap Value Equity Fund                                     0.70%
-------------------------------------------------------------------------
 GE S&P 500 Index Fund                                              0.30%
-------------------------------------------------------------------------
 GE Global Equity Fund                                              0.75%
-------------------------------------------------------------------------
 GE International Equity Fund                                       0.80%
-------------------------------------------------------------------------
 GE Europe Equity Fund                                              1.05%
-------------------------------------------------------------------------
 GE Emerging Markets Fund                                           1.20%
-------------------------------------------------------------------------
 GE Premier Growth Equity Fund                                      0.60%
-------------------------------------------------------------------------
 GE Premier Research Equity Fund                                    0.70%
-------------------------------------------------------------------------
 GE Premier International Equity Fund                               0.80%
-------------------------------------------------------------------------
 GE Premier Value Equity Fund                                       0.60%
-------------------------------------------------------------------------
 GE Fixed Income Fund                                               0.35%
-------------------------------------------------------------------------
 GE Government Securities Fund                                      0.40%
-------------------------------------------------------------------------
 GE Short-Term Government Fund                                      0.30%
-------------------------------------------------------------------------
 GE Tax-Exempt Fund                                                 0.35%
-------------------------------------------------------------------------
 GE High Yield Fund                                                 0.60%
-------------------------------------------------------------------------
 GE Strategic Investment Fund                                       0.35%
-------------------------------------------------------------------------
 GE Money Market Fund                                               0.25%
-------------------------------------------------------------------------

                                                                              69
--------------------------------------------------------------------------------
ABOUT THE FUNDS' PORTFOLIO
MANAGERS

EUGENE K. BOLTON is a Director and Executive Vice President of GE Asset Management. He manages the overall U.S. equity investments for GE Asset Management. He leads a team of portfolio managers for GE U.S. EQUITY FUND. He has served in this capacity since the Fund's commencement. Mr. Bolton joined GE Asset Management in 1984 as Chief Financial Officer and has been a portfolio manager since 1986.

CHRISTOPHER D. BROWN is a Senior Vice President of GE Asset Management and a co-portfolio manager of GE PREMIER RESEARCH EQUITY FUND. He has served in that capacity since the Fund's commencement. Mr. Brown joined GE Asset Management in 1985 and has been a portfolio manager since 1992.

DAVID B. CARLSON is a Senior Vice President of GE Asset Management. He is portfolio manager for GE PREMIER GROWTH EQUITY FUND and manages equity investments for GE STRATEGIC INVESTMENT FUND. He has served in those capacities since each Fund's commencement. Mr. Carlson joined GE Asset Management in 1982 as a Securities Analyst for Investment Operations. He became a Vice President for Mutual Fund Portfolios in 1987 and a Senior Vice President in 1989.

MICHAEL J. CAUFIELD is a Senior Vice President of GE Asset Management ("GEAM"). Mr. Caufield is Portfolio Manager of the Tax Exempt Fund and has served in that capacity since October 1, 2000. Mr. Caufield joined GEAM in 1987 as Vice President, Manager of Fixed Income Research & Analysis and was promoted to Senior Vice President in 1994.

PETER J. HATHAWAY is a Senior Vice President of GE Asset Management and portfolio manager for GE VALUE EQUITY FUND. Mr. Hathaway has served in that capacity since September 1997 and has over 36 years of investment experience. He joined GE Asset Management in 1985 as a Vice President for Pension Fund Portfolios. He became a Senior Vice President in 1987.

BRIAN HOPKINSON is a Senior Vice President of GE Asset Management and portfolio manager of GE PREMIER INTERNATIONAL EQUITY FUND. He has served in that capacity since the Fund's commencement. Mr. Hopkinson joined the International Equities Team at GE Asset Management in 1996 as a portfolio manager. Prior to joining GE Asset Management, Mr. Hopkinson was a portfolio manager with Fiduciary Trust Company International.

RALPH R. LAYMAN is a Director and Executive Vice President of GE Asset Management. He manages the overall international equity investment for GE Asset Management. Mr. Layman leads a team of portfolio managers for GE INTERNATIONAL EQUITY FUND and GE EMERGING MARKETS FUND and serves as co-portfolio manager for GE GLOBAL EQUITY FUND. He has served in those capacities since each Fund's commencement. Mr. Layman has also managed foreign investments for GE STRATEGIC INVESTMENT FUND since September 1997. Mr. Layman joined GE Asset Management in 1991 as Senior Vice President for International Investments and became an Executive Vice President in 1992.

ROBERT A. MACDOUGALL is a Director and Executive Vice President of GE Asset Management. He manages the overall fixed income investments for GE Asset Management. He leads a team of portfolio managers for GE GOVERNMENT SECURITIES FUND, GE FIXED INCOME FUND, GE SHORT-TERM GOVERNMENT FUND and GE MONEY MARKET FUND. Mr. MacDougall also manages fixed income investments for GE STRATEGIC INVESTMENT FUND. He has served in those capacities since each Fund's commencement. Mr. MacDougall joined GE Asset Management in 1986 as Vice President. He became a Senior Vice President of Fixed Income in 1993 and a Director and Executive Vice President of Fixed Income in 1997.

PAUL C. REINHARDT is a Senior Vice President of GE Asset Management and portfolio manager of GE PREMIER VALUE EQUITY FUND. He has served in that capacity since the Fund's commencement. Mr. Reinhardt joined GE Asset Management in 1982 as an Equity Analyst and has been a portfolio man- ager since 1987.

-----------------
70    GE FUNDS
      PROSPECTUS
      ABOUT THE
      INVESTMENT
      ADVISER
--------------------------------------------------------------------------------

RICHARD L. SANDERSON is a Senior Vice President of GE Asset Management and co-portfolio manager of GE PREMIER RESEARCH EQUITY FUND. He has served in that capacity since the Fund's commencement. Mr. Sanderson joined GE Asset Management in 1995 as a Vice President and Equity Analyst and was appointed Director of Investment. Research, Domestic Equities, in 1997. Prior to that time, Mr. Sanderson was a Senior Analyst with Alliance Capital Management.

MICHAEL J. SOLECKI is a Senior Vice President of GE Asset Management, and portfolio manager of GE EUROPE EQUITY FUND. He has served in that capacity since the Fund's commencement. Mr. Solecki also serves as co-portfolio manager of GE GLOBAL EQUITY FUND and has served in that capacity since September 1997. He joined GE Asset Management in 1990 as an International Equity Analyst. He became a Vice President for International Equity Portfolios in 1996.

RALPH E. WHITMAN is a Senior Vice President of GE Asset Management and portfolio manager of the GE MID-CAP VALUE EQUITY FUND (since October 2000). He joined GE Asset Management in 1987 as an Equity Analyst. He became Vice President for U.S. Equity Investments in 1995 and Senior Vice President for U.S. Equity Portfolios in 1998.

DIANE M. WEHNER is a Vice President of GE Asset Management and portfolio manager of the GE MID-CAP GROWTH FUND beginning July 2001. Before joining GE Asset Management, Ms. Wehner was a Vice President from January 1997 to June 2001, and Associate Portfolio Manager from May 1995 to January 1997, with Benefit Capital Management Corporation.

                                                                              71
--------------------------------------------------------------------------------
ABOUT THE SUB-ADVISERS

GE Asset Management seeks to make the best managers available to Fund shareholders, whether that means accessing GE Asset Management's wealth of internal talent or using external talent (Sub-Advisers). When GE Asset Management feels the need to access specialists outside, it investigates and engages Sub-Advisers with strong performance records and styles that match the investment objectives of the Funds. GE Asset Management is proud to engage the following Sub-Advisers to conduct the investment programs for the following Funds.

GE SMALL-CAP VALUE EQUITY FUND

Palisade Capital Management, L.L.C. (Palisade)
One Bridge Plaza
Fort Lee, NJ 07024

Palisade has a history of managing small-cap equity portfolios and for several years has provided pension fund services to GE. The company has managed various institutional and private accounts with total assets in excess of $2.4 billion as of December 31, 2000. Palisade translates its experience from various institutional and private accounts to mutual funds it sub-advises for GE Asset Management. Palisade has managed the Small-Cap Value Equity Fund since inception.

The Fund is managed by an investment advisory committee (Senior Investment Committee) composed of the following members: Jack Feiler, Martin L. Berman, Steven E. Berman, Richard Meisenberg and Dennison Veru. Mr. Feiler, Chief Investment Officer at Palisade, has day-to-day responsibility for managing the Fund and works with the Senior Investment Committee in developing and executing the Fund's investment program. Mr. Feiler has more than 30 years of investment experience and has served as the principal small-cap portfolio manager at Palisade since the commencement of Palisade's operations in April 1995. Prior to joining Palisade, Mr. Feiler was a Senior Vice President-Investments at Smith Barney from 1990 to 1995.

-----------------
72    GE FUNDS
      PROSPECTUS
      ABOUT THE
      INVESTMENT
      ADVISER
--------------------------------------------------------------------------------

GE S&P 500 INDEX FUND
SSgA Funds Management, Inc. ("SSgA")
Two International Place
Boston, MA 02110

SSgA is one of the State Street Global Advisors companies which constitute the investment management business of State Street Corporation. State Street Global Advisors has been in the business of providing investment advisory services since 1978. SSgA is a newly formed entity which, as a result of a change in federal law, has succeeded to most or all of the registered investment company business of State Street Global Advisors in May 2001. As of December 31, 2000, State Street Global Advisors had approximately $730.5 billion in assets under management. SSgA is a subsidiary of State Street Corporation.

The Fund is managed by a team of portfolio managers led by Karl Schneider. Mr. Schneider is a Principal of SSgA in the U.S. Structured Products Group. He joined State Street Global Advisors in 1996. Before joining the U.S. Structured Products Group, Mr. Schneider worked as a portfolio manager in the State Street Global Advisors' Currency Management Group. Prior to this, he was an analyst in the Process Engineering division within State Street's custody operation. Mr. Schneider holds B.S. degrees in Finance and Investments from Babson College.

--------------------------------------------------------------------------------
GE HIGH YIELD FUND

Miller Anderson & Sherrerd, LLP (MAS)
One Tower Bridge
West Conshohocken, PA 19428

MAS is a Pennsylvania limited liability partnership founded in 1969, and is wholly-owned by subsidiaries of Morgan Stanley Dean Witter & Co. As of December 31, 2000, MAS had $78.3 billion of assets under management.

Robert E. Angevine, Stephen F. Esser, Gordon W. Loery and Deanna L. Loughnane are co-portfolio managers of the GE High Yield Fund and have served in that capacity since the Fund's inception. Mr. Angevine has more than 20 years of investment experience and joined Morgan Stanley Dean Witter Investment Management Inc., an affiliate of MAS, in 1988. Mr. Angevine is currently a Principal of Morgan Stanley Dean Witter. Mr. Esser has more than 15 years of investment experience and joined MAS in 1988. Mr. Esser is currently a Managing Director of Morgan Stanley Dean Witter. Mr. Loery joined MAS in 1996 and is currently a Principal of Morgan Stanley Dean Witter. He served as a Fixed Income Analyst at Morgan Stanley Asset Management Inc. from 1990 to 1996, and was a Fixed Income Analyst at MAS from 1996 to 1999. Ms. Loughnane joined MAS in 1997 and is currently a Principal of Morgan Stanley Dean Witter. She served as a Financial Analyst at MAS from 1997 to 1999 and was a Senior Corporate Bond Analyst at Putnam Investments from 1993 to 1997.

                                                                              73
--------------------------------------------------------------------------------
PRIOR PERFORMANCE INFORMATION OF
GE ASSET MANAGEMENT
INCORPORATED
(Investment Adviser to the GE
Premier Research Equity Fund)

The bar chart and table opposite illustrate the performance of a composite of certain private and mutual fund accounts ("Accounts") managed by GE Asset Management, the investment adviser to the GE PREMIER RESEARCH EQUITY FUND. For more information about GE Asset Management, see "About the Investment Adviser." Each of the Accounts included in the composite has objectives, policies and strategies substantially similar to those of the Fund.

Unlike management of the private accounts included in the composite, GE Asset Management's management of the GE Premier Research Equity Fund is subject to certain regulatory restrictions (E.G., limits on percentage of assets invested in a single issuer and industry and requirements on distributing income to shareholders) that do not apply to the private accounts. In addition, the Fund generally experiences cash flows that are different from those of the private accounts. All of these factors may adversely affect the performance of the Fund and cause it to differ from that of the composite described opposite.

GE ASSET MANAGEMENT COMPOSITE RESULTS REPRESENT THE PERFORMANCE OF THE ACCOUNTS, NET OF THE ANNUAL RATE OF ESTIMATED TOTAL OPERATING EXPENSES OF THE GE PREMIER RESEARCH EQUITY FUND, BUT DO NOT REFLECT THE IMPOSITION OF SALES CHARGES. THE COMPOSITE RESULTS DO NOT REPRESENT THE PERFORMANCE OF THE GE PREMIER RESEARCH EQUITY FUND, AND SHOULD NOT BE CONSIDERED AN INDICATION OF FUTURE PERFORMANCE OF THE FUND.

CALENDAR YEAR TOTAL RETURN

[CHART]

                  Composite         S&P 500 Index
 1998(1)             11%                 9%
   1999              20%                21%
   2000              -9%                -9%

AVERAGE ANNUAL TOTAL RETURN
(AS OF DECEMBER 31, 2000)

                      Composite--            S&P 500
Period                 Class A(2)             Index
                      -----------            -------
1 Year                  -8.67%               -9.17%
Since 7/1/98             8.25%                7.64%

(1) Represents performance from 7/1/98 through 12/31/98
(2) The composite performance results shown reflect the deduction of the current net annual operating expenses of the Fund Class A shares. Class A expenses may have been higher in prior periods.

NOTE A. The composite performance results shown reflect the deduction of the annual rate of estimated total operating expenses of the Fund; actual expenses of the Accounts may have been more or less than those of the Fund. The composite results are not required to be, and were not calculated in accordance with, SEC mandated mutual fund performance calculation methodology. The use of such methodology could yield a different result. As of December 31, 2000, the total assets in the composite were $1.1 billion. The composite performance is compared to the performance of the S&P 500 Index, which is a composite of the price and dividend performance of 500 widely held U.S. stocks recognized by many investors to be representative of the stock market in general. The information provided above for the composite and the Index reflects the reinvestment of dividends and distributions.

----------------
74    GE FUNDS
      PROSPECTUS
      ABOUT THE
      INVESTMENT
      ADVISER
--------------------------------------------------------------------------------
PRIOR PERFORMANCE INFORMATION OF
GE ASSET MANAGEMENT
INCORPORATED
(Investment Adviser to the GE
Premier International Equity Fund)

The bar chart and table opposite illustrate the performance of certain private and mutual fund accounts ("Accounts") managed by GE Asset Management, the investment adviser to the GE PREMIER INTERNATIONAL EQUITY FUND. For more information about GE Asset Management, see "About the Investment Adviser." The Accounts have objectives, policies and strategies substantially similar to those of the Fund.

Unlike management of the Accounts, GE Asset Management's management of the GE Premier International Equity Fund is subject to certain regulatory restrictions (E.G., limits on percentage of assets invested in a single issuer and industry and requirements on distributing income to shareholders) that do not apply to the Accounts. In addition, the Fund generally experiences cash flows that are different from those of the Accounts. All of these factors may adversely affect the performance of the Fund and cause it to differ from that of the Accounts described opposite.

GE ASSET MANAGEMENT RESULTS REPRESENT THE PERFORMANCE OF THE ACCOUNTS, NET OF THE ANNUAL RATE OF ESTIMATED TOTAL OPERATING EXPENSES OF THE GE PREMIER INTERNATIONAL EQUITY FUND, BUT DO NOT REFLECT THE IMPOSITION OF SALES CHARGES. THE ACCOUNTS' RESULTS DO NOT REPRESENT THE PERFORMANCE OF THE GE PREMIER INTERNATIONAL EQUITY FUND, AND SHOULD NOT BE CONSIDERED AN INDICATION OF FUTURE PERFORMANCE OF THE FUND.

CALENDAR YEAR TOTAL RETURN

[CHART]

             Composite    MSCI EAFE Index
1998(1)         22%             20%
  1999          29%             27%
  2000         -18%            -14%


AVERAGE ANNUAL TOTAL RETURN
(AS OF DECEMBER 31, 2000)

                      Composite--           MSCI EAFE
Period                 Class A(1)             Index
                      -----------           ---------
1 Year                  -17.73%              -14.17%
Since 1/1/98              8.84%                9.36%

(1) The composite performance results shown reflect the deduction of the current net annual operating expenses of the Fund - Class A shares. Class A expenses may have been higher in prior periods.

NOTE A. The composite performance results shown reflect the deduction of the annual rate of estimated total operating expenses, including the maximum advisory and administration fee, of the Fund; actual expenses of the Account may have been more or less than those of the Fund. The composite/account results are not required to be, and were not calculated in accordance with, SEC mandated mutual fund performance calculation methodology. The use of such methodology could yield a different result. As of December 31, 2000, the total assets in the composite were $85.7 million. The account performance is compared to the performance of the MSCI EAFE Index, which is a composite of foreign securities traded in 22 developed markets in Europe, Australasia and Far East. The information provided above for the Account, and the Index reflects the reinvestment of dividends and distributions.

                                                                              75
--------------------------------------------------------------------------------
PRIOR PERFORMANCE INFORMATION
OF MILLER ANDERSON & SHERRERD, LLP

(Sub-adviser to the
GE High Yield Fund)

The bar chart and table opposite illustrate the performance of a composite of certain mutual funds ("MAS Managed Funds") managed by Miller Anderson & Sherrerd, LLP ("MAS"), the sub-adviser of the GE HIGH YIELD FUND. Each of the MAS Managed Funds included in the composite has objectives, policies and strategies substantially similar to those of the Fund.

THE SUB-ADVISER COMPOSITE RESULTS REPRESENT THE PERFORMANCE OF THE MAS MANAGED FUNDS NET OF FEES AND OTHER EXPENSES, BUT DO NOT REFLECT THE IMPOSITION OF SALES CHARGES. THE COMPOSITE RESULTS DO NOT REPRESENT THE PERFORMANCE OF THE GE HIGH YIELD FUND, AND SHOULD NOT BE CONSIDERED AN INDICATION OF FUTURE PERFORMANCE OF THE FUND.

CALENDAR YEAR TOTAL RETURNS

[CHART]

                  Composite                        CSFB Global High Yield Index
1991                 44%                                        44%
1992                 19%                                        17%
1993                 25%                                        19%
1994                 -7%                                        -1%
1995                 24%                                        17%
1996                 15%                                        12%
1997                 16%                                        13%
1998                 3%                                         1%
1999                 8%                                         3%
2000                -11%                                       -5%

AVERAGE ANNUAL TOTAL RETURN
(AS OF DECEMBER 31, 2000)

                                         CSFB Global
                                         High Yield
Period                 Composite           Index*
1 Year                 -10.54%            -5.21%
3 Years                 -0.18%            -0.51%
5 Years                  5.86%             4.51%
10 Years                12.55%            11.19%
Since 2/28/89            8.89%             8.58%

NOTE A -- As of December 31, 2000, the total assets of the composite was $922.5 million. The composite performance is compared to the performance of the CSFB Global High Yield Market Index, which is a broad based unmanaged index that includes below investment grade corporate bonds issued in the U.S. and publicly traded with remaining maturities of at least one year. The information provided above for both the composite and the Index reflect the reinvestment of dividends and distributions. Unlike the Index performance information, however, the performance of the composite is net of fees and other expenses applicable to the MAS Managed Funds. Expenses of the GE High Yield Fund are expected to be higher than those of the MAS Managed Funds and may adversely affect the performance of the Fund and cause it to differ from that of the composite. The composite/account results are not required to be, and were not calculated in accordance with, SEC mandated mutual fund performance calculation methodology. The use of such methodology could yield a different result.

*MAS changed its benchmark index from the Salomon Brothers High Yield Market Index to the CSFB Global High Yield Index because the latter index better represents the securities in which MAS invests the assets in the composite.

-------------------------------------------
76    GE FUNDS                HOW TO INVEST
      PROSPECTUS

--------------------------------------------------------------------------------
HOW TO BUY
SHARES

The GE Funds offer several ways to purchase shares. You may purchase shares by mail, bank wire, electronic funds transfer, or by telephone. You may obtain an application from your investment professional or from GE Investment Distributors, Inc. (the "Distributor") by calling 1-800-242-0134.

The Funds and the Distributor may reject any purchase order or exchange request for any reason. Excessive or short-term trading in Fund shares may harm performance by compromising portfolio management strategies and increasing Fund expenses. The Funds or the Distributor may reject a purchase order and may terminate or restrict the exchange privilege of any investor, or person acting on behalf of any investor or investors, whose pattern of trading or transaction history involves, in the opinion of the Funds or the Distributor, actual or potential harm to the Funds. The Funds or the Distributor may notify the investor that a purchase order or an exchange has been rejected after the day the order is placed.


--------------------------------------------------------------------------------
MINIMUM
INVESTMENTS

                                         By mail       By wire    Automatically
                                         -------       -------    -------------
                Initial Investment          $500        $1,000              $25
                Subsequent Investments      $100        $1,000              $25

Minimums are reduced for accounts with active Direct Deposit, Automatic Investment and Payroll Savings Plans. Accounts that fall below the $500 account minimum may be automatically redeemed by a Fund on 30 days' notice and will bear any associated transaction costs, market exposure risks and tax consequences.

                                                                              77
INVESTING THROUGH AN AUTHORIZED
FIRM

You may invest through authorized broker-dealers, financial institutions or investment advisers that have entered into sales agreements with the Distributor ("Authorized Firms").

If you invest through an Authorized Firm with an investment professional, they can provide investment advice, determine the suitability of a particular Fund or Funds, help you set up your new account and make subsequent investments for you. Your investment professional will forward your investment details and payment to the Fund. Your investment professional may charge fees not described in this Prospectus.

IF YOU WORK FOR GE

As a GE employee, or retiree, you and your family members may purchase Class A shares directly from the Distributor without paying the sales charge typically associated with buying Class A shares of a Fund through an investment professional. If a GE employee, retiree or family member purchases Fund shares through an investment professional other than the Distributor, they may pay transaction fees including any applicable sales charges.

Please call 1-800-242-0134 for details.

OPENING AN ACCOUNT

-  Read this Prospectus.
- Complete and sign an application. You may obtain an application from your investment professional or from the Distributor by calling 1-800-242-0134.
- If you are opening an account directly through the Distributor, send a check drawn on a U.S. bank in U.S. dollars payable to GE Funds. Third party checks, endorsed checks, cash, money orders, travelers cheques or credit card checks are not accepted by the Funds.
-  If adding to an existing account, include your account number on the check.
- If a check used to open or add to an account does not clear, you may be assessed an additional charge.

Mail to:
GE Funds
P.O. Box 219631
Kansas City, MO 64121-9631

Overnight delivery:
GE Funds
c/o National Financial Data Services Inc.
330 West 9th Street
Kansas City, MO 64105

78    GE FUNDS
      PROSPECTUS
      HOW TO INVEST
--------------------------------------------------------------------------------

ONCE YOU HAVE OPENED
AN ACCOUNT -- YOU HAVE
ADDITIONAL OPTIONS

BY WIRE

- You may have your financial institution electronically transfer ("wire") monies to your account. Wire to the address below. Include your name, the name of the Fund and your account number.

Wire Address:
State Street Bank and Trust Company
ABA No. 0110-0002-8
DDA No. 9904-641-9

-  Your financial institution may charge a fee for wire transactions.

- Wire orders received by the close of regular trading on the New York Stock Exchange (NYSE) are executed at that day's offering price. Wire orders received after the close of regular trading on the NYSE receive the next business days' offering price.

ELECTRONIC FUNDS TRANSFER

You may transfer money between your bank account and your fund account by electronic funds transfer if you have completed the appropriate section of the application. Electronic funds transfers are similiar to wires but are not processed as quickly. Most transfers are completed within three business days of your request. Prior to your first transfer, call the GE Funds at (800) 242-0134 to confirm that electronic transfer has been enabled on your account.

DIRECT DEPOSIT OR PAYROLL
SAVINGS PLAN

-  You must have an existing account.
- You may invest automatically with money deducted from your Federal paycheck, Social Security check, GE employee payroll check or through your company's payroll savings plan.
- To establish a direct deposit arrangement or to invest through a payroll savings plan, contact your payroll department or Federal agency.
- You may elect to modify or terminate your participation in the Direct Deposit or Payroll Savings Plans by notifying the Funds in writing.
-  The Funds may modify or terminate your participation in a Plan upon notice.

AUTOMATIC INVESTMENT PLAN

- You may have money transferred directly from your bank account each month. Call 1-800-242-0134 or your investment professional to make arrangements.
- Money transferred using the automatic investment plan will not be available from your Fund account for 10 business days.
- If an automatic monthly investment transaction fails because there is an insufficient balance in your account, you may be assessed an additional charge. The Funds may modify or terminate the Plan at any time.

RETIREMENT PLANS

Shares of the Funds, other than the Tax-Exempt Fund, are available for purchase through individual retirement accounts ("IRAs") and other retirement plans. An IRA application and further details about IRAs and other retirement plans are available from your investment professional or the Distributor.

PURCHASES IN KIND - IF YOU INVEST
MORE THAN $10 MILLION

Large investments in a Fund ($10 million or more) may be detrimental to existing shareholders because they can significantly increase transaction costs charged to existing shareholders. In these circumstances, the Fund may require that you purchase Fund shares "in kind," or provide the Fund with securities instead of cash. The Funds' distributor would inform you of the securities acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Fund shares of equal value. You may have to pay associated brokerage commissions for the securities that you purchase. The transfer of securities to the Fund will be a taxable event.

                                                                              79
--------------------------------------------------------------------------------

CHOOSING A
SHARE CLASS

Each GE Fund (other than the GE S&P 500 Index Fund, GE Money Market Fund and GE Government Securities Fund) offers four share classes to investors. You should select the share class that best suits your needs. Sales charges and expenses are determined by the share class you select and manner in which you purchase. Offering price is equal to the net asset value next determined after receipt of your order in good form plus any applicable sales charge.

Class A shares carry an initial sales charge. Certain investors listed below under "Sales Charge Waivers for Class A Shares" may purchase Class A shares on a load-waived basis. Class B shares are subject to a contingent deferred sales charge (CDSC) based on the amount of time you hold your shares, Class C shares are subject to a CDSC for one year after purchase, and finally, Class Y shares are available only to certain institutional investors. The Funds may modify the manner in which shares are offered, minimum investments, or sales charge rates or waivers.

80
--------------------------------------------------------------------------------
PURCHASING CLASS A SHARES
(THROUGH AN AUTHORIZED FIRM)

Class A shares may be appropriate for long-term investors who compensate their investment professional for the services they provide with traditional front-end sales charges and for investors who are eligible for quantity discounts or waivers.

When purchased through an Authorized Firm, Class A shares have initial sales charges, which are included in the offering price. Initial sales charges on Class A shares may be reduced, waived or may vary with the amount invested. The initial sales charge varies with the amount invested, as shown below:

--------------------------------------------------------------------------------
GE U.S. EQUITY FUND, GE VALUE EQUITY FUND, GE MID-CAP GROWTH FUND, GE MID-CAP VALUE EQUITY FUND, GE SMALL-CAP VALUE EQUITY FUND, GE GLOBAL EQUITY FUND, GE INTERNATIONAL EQUITY FUND, GE EUROPE EQUITY FUND, GE EMERGING MARKETS FUND, GE PREMIER GROWTH EQUITY FUND, GE PREMIER RESEARCH EQUITY FUND, GE PREMIER INTERNATIONAL EQUITY FUND, GE PREMIER VALUE EQUITY FUND, AND GE STRATEGIC INVESTMENT FUND

                                                                                                             MAXIMUM DEALERS'
             YOUR INVESTMENT**                               FRONT-END SALES CHARGE                            REALLOWANCE*
       ---------------------------------  ------------------------------------------------------------  --------------------------
                                          (As a % of Offering Price)   (As a % of Your Net Investment)  (As a % of Offering Price)
       Less than $50,000                            5.75%                          6.10%                            5.25%
       $50,000 but less than $100,000               4.25%                          4.44%                            3.75%
       $100,000 but less than $250,000              3.25%                          3.36%                            2.75%
       $250,000 but less than $500,000              2.50%                          2.56%                            2.00%
       $500,000 but less than $1,000,000            2.00%                          2.04%                            1.55%
       $1,000,000 or more***                        0                              0                                +

---------------------------------------------------------------------------------------------------------------------------
GE FIXED INCOME FUND, GE GOVERNMENT SECURITIES FUND, GE TAX-EXEMPT FUND AND GE HIGH YIELD FUND

                                                                                                             MAXIMUM DEALERS'
             YOUR INVESTMENT**                               FRONT-END SALES CHARGE                            REALLOWANCE*
       ---------------------------------  ------------------------------------------------------------  --------------------------
                                          (As a % of Offering Price)   (As a % of Your Net Investment)  (As a % of Offering Price)
       Less than $100,000                           4.25%                          4.44%                            3.75%
       $100,000 but less than $250,000              3.25%                          3.36%                            2.75%
       $250,000 but less than $500,000              2.50%                          2.56%                            2.00%
       $500,000 but less than $1,000,000            2.00%                          2.04%                            1.55%
       $1,000,000 or more***                        0                              0                                +
---------------------------------------------------------------------------------------------------------------------------
GE SHORT-TERM GOVERNMENT FUND

                                                                                                             MAXIMUM DEALERS'
             YOUR INVESTMENT**                               FRONT-END SALES CHARGE                            REALLOWANCE*
       ---------------------------------  ------------------------------------------------------------  --------------------------
                                          (As a % of Offering Price)   (As a % of Your Net Investment)  (As a % of Offering Price)
       Less than $100,000                           2.50%                          2.56%                            2.25%
       $100,000 but less than $250,000              2.25%                          2.30%                            2.00%
       $250,000 but less than $500,000              1.75%                          1.78%                            1.50%
       $500,000 but less than $1,000,000            1.25%                          1.27%                            1.00%
       $1,000,000 or more***                        0                              0                                +

* For the Premier Funds, and for the other Funds in certain circumstances, the full amount of the front-end sales charge may be reallowed to dealers. Dealers who receive more than 90% of the sales charge may be considered "underwriters" under the U.S. securities laws.
** Under the Distributor's guidelines, purchases of $250,000 or more intended for Class B shares and purchases of $1,000,000 or more ($500,000 for the Short-Term Government Fund) intended for Class C shares should be made in Class A shares.
***Purchases through an Authorized Firm of $1 million or more in Class A shares at net asset value are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. The CDSC is calculated by multiplying the CDSC percentage by the lesser of the share class' net asset value at the time of purchase or its net asset value at the time of redemption.
+ For purchases through an Authorized Firm of a single Fund that exceed $1 million, the Distributor will pay a concession of 1.00% of any amounts under $5 million, 0.50% of the next $45 million and 0.25% thereafter, to the selling dealer.

                                                          ----------------------
                                                          GE FUNDS            81
                                                          PROSPECTUS
                                                          HOW TO INVEST

REDUCED SALES CHARGES FOR
CLASS A SHARES

Purchases of Class A shares have reduced sales charges in the following situations:

- "COMBINED RIGHT OF ACCUMULATION" POLICY--you may group prior investments made by you and/or members of your immediate family in Class A shares of the same or other GE Funds to count towards volume discounts on new purchases.

- "LETTER OF INTENT" PURCHASE--if you intend to make purchases in GE Funds of over $50,000 in the Equity Funds or $100,000 in the Fixed Income Funds within a 13 month period, you may sign a letter of intent and receive a volume discount on each purchase as if you were making a single purchase. (Please complete and sign the letter of intent section on the Fund application.) If you fail to satisfy the letter of intent, the higher sales charges applicable to your investment will be assessed retroactively. The Funds' Transfer Agent will hold a portion of the amount specified in the letter of intent as Fund shares in escrow, which will be used to cover the applicable sales charge if the letter is not satisfied.

Additional information about sales charge reductions is contained in the SAI or you may contact your investment professional or the Distributor for details.

SALES CHARGE WAIVERS FOR
CLASS A SHARES

The sales charge on Class A shares is waived if the purchase:

-  is at least $1 million

-  represents reinvested dividends or capital gains received on Fund shares

- is made by banks, insurance companies and corporations purchasing shares for their own account

- is made by employee retirement plans determined not to be affiliated plans with respect to GE Asset Management that seek services in addition to investment advisory services in connection with their investments in the Funds that are provided or paid by GE Asset Management or its affiliates

- is made by investment companies not managed or sponsored by GE Asset Management or any of its affiliates

- is made through the Distributor by employees of companies that sponsor retirement plans which include GE Funds as investment options or for which GE Asset Management serves as investment adviser

- is made by officers, directors, employees and registered representatives of authorized firms that have agreements with the Distributor or other financial institutions selling Fund shares

- is made directly through the Distributor by a GE employee, retiree or members of their family

- is made directly through the Distributor in response to a solicitation by the Distributor, including authorized offerings to employees and retirees of certain companies and offerings to selected customers of certain subsidiaries and divisions of GE

- is made through an account with a broker-dealer with which the Distributor has an agreement for the use of GE Funds in particular investment products or programs on a load-waived basis, including GE Brokerage, the Distributor's proprietary program

- is made by employees and their family members of certain vendors of GE's employee retirement plan

- is made by certain investors who previously purchased shares during special limited offerings

-  is made through certain GE LifeStyle Funds

- is made through broker-dealers for supplemental savings plans for individuals who are employed by a single employer with 750 or more eligible investors

- is made through certain broker-dealers, financial institutions, recordkeepers investment advisers and other financial intermediaries who charge a management, consulting or other fee for their services and who have an agreement with or among the Funds, GE Asset Management, and/or the Distributor.

Purchases of $1 million or more in Class A shares at NAVare subject to a 1% CDSC if redeemed within one year of purchase. The Class A CDSC is calculated in the same manner and is subject to the same waivers as the CDSC on Class B shares. The Class A CDSC does not apply to investors purchasing $1 million or more of any fund's Class A shares if such investors are otherwise eligible to purchase Class A shares pursuant to a sales charge waiver. For more information on Class A sales charge waivers, please contact the Distributor or your investment professional.

82   GE FUNDS
     PROSPECTUS
     HOW TO INVEST

PURCHASING CLASS B SHARES

Class B Shares may be appropriate if you dislike front-end sales charges or if you are not planning to redeem shares in the short term.

Class B shares have no initial sales charge but pay a higher distribution and service fee and may be subject to a contingent deferred sales charge (CDSC). Class B shares convert automatically to Class A shares after six years to take advantage of lower expenses.

Class B shares acquired initially through Investors Trust Funds convert to Class A shares after eight years. Intended purchases of Class B shares by investors not eligible for Class Y shares of $250,000 or more should be made in Class A shares.

REDEMPTIONS SUBJECT TO A CDSC
The CDSC on Class B shares declines based on the amount of time you hold your shares. Class B shares redeemed during each of the time periods described at right will be subject to a CDSC. Shares purchased initially through Investors Trust Funds are subject to a longer CDSC period.

The CDSC is calculated by multiplying the CDSC percentage by the lesser of the share class' net asset value of the block of shares being redeemed at the time of their purchase or its net asset value at the time of redemption. To ensure that you pay the lowest CDSC possible, the Funds use the shares with the lowest CDSC to fill your redemption requests.


CDSC WAIVERS ON CERTAIN REDEMPTIONS OF CLASS A, CLASS B AND CLASS C SHARES

CDSCs are waived on shares:

- acquired through dividends or capital gains reinvestment

- redeemed because of death or disability (as defined in the Internal Revenue Code of 1986, as amended)

- that are mandatory retirement distributions on IRA accounts that represent the minimum required distribution from an IRA effected pursuant to a Systematic Withdrawal Plan

- that are redemptions of Class B or Class C shares effected through the Systematic Withdrawal Plan, not to exceed 10% of an investor's account value


CONTINGENT DEFERRED SALES CHARGES

FUNDS                                     CONTINGENT DEFERRED SALES CHARGE
--------------------------------------------------------------------------------

GE U.S. Equity Fund                       - 4% in the first year
GE Value Equity Fund                      - 3% in the second year
GE Mid-Cap Growth Fund                    - 2% in the third year
GE Mid-Cap Value Equity Fund              - 1% in the fourth year
GE Small Cap Value Equity Fund            - 0% in the fifth and sixth years
GE Global Equity Fund                     - converts to Class A shares
GE International Equity Fund
GE Europe Equity Fund
GE Emerging Markets Fund
GE Premier Growth Equity Fund
GE Premier Research Equity Fund
GE Premier International Equity Fund
GE Premier Value Equity Fund
GE Strategic Investment Fund
--------------------------------------------------------------------------------
GE Fixed Income Fund                      - 3% in the first and second years
GE Government Securities Fund             - 2% in the third year
GE Short-Term Government Fund             - 1% in the fourth year
GE Tax-Exempt Fund                        - 0% in the fifth and sixth years
GE High Yield Fund                        - converts to Class A shares
--------------------------------------------------------------------------------
IF YOU INITIALLY PURCHASED THROUGH INVESTORS TRUST FUNDS:
--------------------------------------------------------------------------------
FUNDS                                     CONTINGENT DEFERRED SALES CHARGE

Any Fund's Class B shares acquired        - 5% in the first year
as a result of the merger of              - 4% in the second year
Investors Trust Funds with certain        - 3% in the third year
GE Funds.                                 - 2% in the fourth year
                                          - 1% in the fifth year
                                          - 0% in the sixth year
                                          - converts to Class A shares

- that are redemptions of Class A shares originally purchased in amounts of $1 million or more without paying an initial sales charge and are being redeemed within one year pursuant to a Systematic Withdrawal Plan. The sales charge waiver in this instance is limited to the first $100,000 redeemed.

- that represent "substantially equal periodic payments" as described under
Section 72(t)(2) of the Internal Revenue Code of 1986, as amended.

--------------------------------------------------------------------------------
PURCHASING CLASS C SHARES
(LEVEL LOAD CLASS)

Class C shares may be appropriate if you are opposed to traditional front-end sales charges or are unsure of the length of time you will hold your investment. Because you may purchase Class C shares at the NAV next determined without paying an initial sales charge, your entire investment in Class C shares is available to work for you. However, Class C shares pay a higher distribution and service fee (Rule 12b-1 fee) than Class A shares (or Class B shares after conversion to Class A shares).

Class C shares may be subject to a 1% CDSC if redeemed within one year of purchase. Proceeds from the CDSC may be used to defray the expenses of GE Investment Distributors related to the sale of Class C shares, including the payment of compensation to authorized firms. The CDSC on Class C shares is calculated in the same manner and is subject to the same waivers as the CDSC on Class B shares.

Intended purchases of Class C shares by investors not eligible for Class Y shares of $1,000,000 ($500,000 for the Short-Term Government Fund) should be made in Class A shares. An amount up to 1% of the amount invested in Class C shares is paid by the Distributor to authorized firms.

--------------------------------------------------------------------------------
PURCHASING CLASS Y SHARES
(FORMERLY CLASS D SHARES) --
INSTITUTIONAL INVESTORS

Class Y shares have no initial sales charges or CDSC. Class Y shares may be purchased by:

- financial institutions and corporations purchasing shares for their own account

- fiduciaries investing on behalf of clients

- tax-exempt investors including defined contribution plans that do not seek services in connection with their investments in the Funds that are provided or paid by GE Asset Management or its affiliates, in addition to investment advisory services.

- investment companies not managed by GE Asset Management

- clients of certain financial intermediaries who invest at least $250,000

- tax-exempt investors, including defined benefit and defined contribution plans that are determined to be affiliated plans with respect to GE Asset Management

Investors eligible to purchase Class Y shares may not purchase any other class of shares, except as described under Class A shares.


HOW TO REDEEM SHARES

You may take money out of your account by redeeming (selling) some or all of your shares.

IF YOU INVESTED WITH AN INVESTMENT PROFESSIONAL

Shares purchased with the assistance of an investment professional may be redeemed either by the investment professional or the shareholder of record. Please see your account statement for the telephone number of your investment professional.

BY MAIL

Send a signed written request, stating the share class and number of shares or specific dollar amount you want to sell. Your signature(s) must appear exactly as it does on the account registration.

MAIL TO:

GE Funds
P.O. Box 219631
Kansas City, MO 64121-9631

Overnight Delivery:
GE Funds

c/o National Financial Data Services Inc.
330 West 9th Street
Kansas City, MO 64105
Telephone: (816) 843-7335

Signature(s) must each be guaranteed for any redemption:

- exceeding $50,000

84


- mailed to a different address from that on record

- paid to someone else

- wired to a financial institution

- mailed to an address that has been changed within the last 30 days

BY TELEPHONE

Shares may be redeemed by telephone up to a maximum of $50,000 per day utilizing the Funds' automated Voice Response system or by an agent during business hours. The telephone option must have been selected during initial account setup or subsequently by written request signed by all registered shareholders. Call toll-free 1-800-242-0134.

The Distributor will not be responsible for losses resulting from unauthorized telephone transaction instructions if it follows reasonable procedures to verify the identity of the investor.

BY WIRE

You may redeem your shares by telephone and have the proceeds of the sale wired to your bank instead of receiving a check.

- Minimum wire amount: $1,000

- A $10 fee per wire will be charged to your account (in addition to any applicable sales charges)

- Include your account number, share class and specific dollar amount you want to redeem in your wire request Wire instructions must have been provided during initial account setup or subsequently by written request signed by all registered shareholders with a signature guarantee.

Mail your signed, signature guaranteed written request to establish wire privileges to:
GE Funds
P.O. Box 219631
Kansas City, MO 64121-9631
Or call the Distributor at 1-800-242-0134.

BY SYSTEMATIC WITHDRAWAL PLAN

You may select a specific amount to be redeemed from your account on a regular basis.

- Your account balance must be at least $10,000

- Maximum of 10% of the value of your account each year and a minimum of $50 per withdrawal

- You may sell shares monthly or quarterly

CHECKWRITING

Checkwriting privileges may be elected at no cost by shareholders of the Money Market Fund. Checks may be made payable to any person in amounts of $100 or more. The Transfer Agent will redeem shares in an amount sufficient to cover the amount of a check. If the amount of the check is greater than the value of the shares in your account, the check will be returned marked "insufficient funds" and you may be assessed an additional charge. Please contact the Distributor at the number listed on the back cover for additional details.

SPECIAL CONSIDERATIONS FOR
SELLING SHARES

- If you own more than one share class of a Fund, specify which share class you want to sell. Otherwise, the selling transaction may be delayed.

- When using a check to sell shares of GE Money Market Fund, the minimum check amount is $100.

- If you have purchased shares of a Fund by personal check, redemption of these shares, under normal circumstances, can only be processed after 15 calendar days have passed in order to provide the Fund with sufficient time to make sure that your check clears.

- If your account balance falls below $500, the transfer agent may request that you bring your balance up to the $500 minimum or request that you close your account. If you take no action within 30 days, the transfer agent may sell your shares and mail the proceeds to you, in which case you will bear any associated transaction costs, market exposure risks and tax consequences. This $500 minimum balance requirement is waived for qualified plans, Direct Deposit accounts, Payroll Savings Plan accounts and Automatic Investment Plan accounts.

- Normally, redemption requests are processed by the next business day, but may take up to seven business days if making immediate payment would adversely affect the fund.

- Redemptions may be suspended or payment postponed when the NYSE is closed, when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission.

REINSTATEMENT OF SHARES

For 60 days after you sell shares, you have the right to "reinstate" your investment at the then current net asset value and pay no sales charge. For Class A, Class B and Class C shares, any CDSC associated with the redemption will be reinstated to your account in direct proportion to the amount reinvested. Reinstatement will occur at the then-current net asset value and may have tax consequences. You must request share reinstatement in writing.

REDEMPTIONS IN KIND

Large redemptions that exceed $250,000 or 1% of a Fund's assets may be considered detrimental to the Fund's existing shareholders. Therefore, the Fund may require that you take a "distribution in kind" upon redemption and may give you portfolio securities instead of cash proceeds. You may have to sell those securities through a broker and may incur transaction costs when you sell them.

HOW TO EXCHANGE
SHARES

You can exchange shares of a class of one GE Fund for the same class of another GE Fund. You can also exchange shares from GE Money Market Fund and GE S&P 500 Index Fund for Class A, Class B, Class C or Class Y shares of another GE Fund. An exchange is a sale and purchase of shares for tax purposes. You may have a taxable gain or loss when you exchange your shares. To exchange shares:

- by phone, call 1-800-242-0134. (This option is not available for certain corporate or trust accounts.)

- through the GE Funds Website at www.ge.com/mutualfunds. (This option is not available for certain corporate or trust accounts.)

- in writing, send your request to GE Funds:

Mail to:
GE Funds
P.O. Box 219631
Kansas City, MO 64121-9631

Overnight Delivery:
GE Funds
c/o National Financial Data Services Inc.
330 West 9th Street
Kansas City, MO 64105
Telephone: (816) 843-7335

You must be eligible to purchase the shares that you wish to exchange into and should review the description of the Fund that you wish to purchase. If you exchange Class A, Class B or Class C shares for GE Money Market Fund or GE S&P 500 Index Fund shares, you will be subject to the applicable CDSC at the time that you sell your GE Money Market Fund or GE S&P 500 Index Fund shares. The time that you hold GE Money Market Fund or GE S&P 500 Index Fund shares is not included in the holding period for purposes of calculating the applicable CDSC on a redemption.

The Funds may terminate the exchange privilege of any investor that makes more than four exchanges out of a Fund in any twelve month period or more than two exchanges out of a Fund in any 30 day period. Accounts under common control will be aggregated for purposes of the four exchange limit. The exchange limit may be modified for certain retirement plan investors.

WHEN WE RECEIVE YOUR TRANSACTION ORDER

Purchase and redemption requests received in good order will be executed at the next offering price calculated after receipt of transaction instructions. Offering price is equal to the net asset value next determined plus any applicable sales charge.

- Purchase and redemption orders are executed only on days when the NYSE is open for trading. NAV is normally calculated as of the close of business on the NYSE. If the NYSE closes early, the deadlines for purchase and redemption orders will be accelerated to the earlier closing time.

- If you hold more than one Class of shares of a Fund, you must specify which class you intend to purchase or sell.

- For Funds declaring daily income dividends, you will begin to earn income as of the first business day after payment for your order has been received by the Fund.

86


DISTRIBUTION AND
SHAREHOLDER
SERVICE FEE


To pay for the cost of promoting the Funds and servicing your shareholder account, Class A, Class B and Class C shares of the Funds have adopted Rule 12b-1 plans which requires that fees be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges. The following table shows the distribution and service fees associated with investing in each class of shares.

-----------------------------------------------------------------------------------------------------------

DISTRIBUTION AND
SHAREHOLDER        ALL GE FUNDS EXCEPT GE S&P 500 INDEX FUND,
SERVICE FEE             GE SHORT-TERM GOVERNMENT FUND
RATES                     AND GE MONEY MARKET FUND*                      GE SHORT-TERM GOVERNMENT FUND
                   ----------------------------------------         ---------------------------------------
                   Distribution Fee      Service Fee                Distribution Fee           Service Fee
-----------------------------------------------------------------------------------------------------------
Class A                  0.00%              0.25%**                       0.00%                   0.25%**
-----------------------------------------------------------------------------------------------------------
Class B                  0.75%              0.25%                         0.60%                   0.25%
-----------------------------------------------------------------------------------------------------------
Class C                  0.75%              0.25%                         0.75%                   0.25%
-----------------------------------------------------------------------------------------------------------
Class Y                   None               None                          None                    None
-----------------------------------------------------------------------------------------------------------

* No distribution and service fees are paid by the GE S&P 500 Index Fund or GE Money Market Fund.

** The amount paid by Class A Shares under the Rule 12b-1 plan may be used for both distribution and shareholder service expenses.

INVESTMENT THROUGH INTERMEDIARIES

If you invest through an Authorized Firm, the fees may be different than those described in this Prospectus. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative from your financial institution if you have questions.

Financial services firms selling significant amounts of Class A, Class B or Class Y Shares may receive extra compensation. This compensation, which GE Asset Management will pay out of its own resources, may include reimbursement for marketing costs, distribution and servicing of shares of the Funds. Additional compensation may also be paid to broker-dealers who offer certain Funds as part of a special preferred-list program. Such additional compensation may, but is currently not expected to, annually exceed .50% of the amount invested. GE Asset Management also may use its own resources to compensate third parties that sell shares of the Funds in connection with certain investment programs.

                      [This page intentionally left blank.]

88   GE FUNDS                          DIVIDENDS,
     PROSPECTUS                        CAPITAL GAINS
                                       AND OTHER TAX
                                       INFORMATION


Most GE Funds pay dividends from net investment income and from net capital gains once each year. Unless you instruct a Fund to mail dividends from net investment income and net capital gains to you, they will be reinvested in your account. There are no fees or charges to reinvest dividends.

GE Funds are subject to a 4% excise tax on undistributed net investment income and net capital gains. To avoid this tax, the Funds may pay dividends from net investment income and net capital gains more frequently.


-------------------------------------------------------------------------------
FUND                                       DISTRIBUTION SCHEDULE
-------------------------------------------------------------------------------

GE U.S. Equity Fund                        - Dividends are typically declared
                                             and paid annually.

GE Value Equity Fund                       - Short-term and long-term capital
                                             gains, if any, are typically
                                             declared and paid annually.

GE Mid-Cap Growth Fund

GE Mid-Cap Value Equity Fund

GE Small-Cap Value Equity Fund

GE S&P 500 Index Fund

GE Global Equity Fund

GE International Equity Fund

GE Europe Equity Fund

GE Emerging Markets Fund

GE Premier Growth Equity Fund

GE Premier Research Equity Fund

GE Premier International Equity Fund

GE Premier Value Equity Fund

GE Strategic Investment Fund

-------------------------------------------------------------------------------

GE Fixed Income Fund                       - Dividends are declared daily and
                                             paid monthly.

GE Government Securities Fund              - Short-term and long-term capital
                                             gains, if any, are typically
                                             declared and paid annually.

GE Short-Term Government Fund

GE Tax-Exempt Fund

GE High Yield Fund

GE Money Market Fund

TAXES


Tax issues can be complicated. We suggest you see your investment professional or tax advisor for any questions you may have.

Except for investments in tax-deferred accounts, you generally will owe taxes on amounts distributed to you. Dividends and distributions from net investment income and short-term capital gains are taxed as ordinary income. Long-term capital gains distributions are taxed at the long-term capital gains rate. Distributions generally will be taxed in the same manner whether they are received in cash or reinvested.

In addition, if you sell or redeem Fund shares, you generally will realize a capital gain or loss, which will be long-term or short-term, depending upon how long you hold those shares. If you exchange shares for the same class of another GE Fund, the exchange will be treated as a sale and purchase of shares for tax purposes.


--------------------------------------------------------------------------------
DISTRIBUTIONS FROM GE
TAX-EXEMPT FUND

In general, income from the GE Tax-Exempt Fund is exempt from Federal income tax but may be subject to state and local taxes. Because the Fund may invest in taxable securities, some dividends from net investment income may be subject to Federal and state income taxes. Short-term and long-term capital gains distributed by the Fund are taxable.

TAX STATEMENT

You will receive an annual statement summarizing your dividend and capital gains distributions. Please consult a tax advisor if you have questions about your specific tax situation.


BACKUP WITHHOLDING

If you do not provide complete and certified taxpayer identification information, each Fund is obligated by law to withhold 31% of most Fund distributions.

90   GE FUNDS                     CALCULATING
     PROSPECTUS                   SHARE VALUE


Fund shares are sold at net asset value ("NAV") plus any applicable sales charge. The NAV of each share class is calculated at the close of regular trading on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, each day the NYSE is open for trading. The NAV per share class for Funds (other than the Money Market Fund) is determined by adding the value of the Fund's investments, cash, and other assets attributable to that class, subtracting its liabilities, and then dividing the result by the number of that class' outstanding shares.

A Fund's portfolio securities are valued most often on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Some debt securities are valued using dealers and pricing services. Municipal bond valuations are based on prices supplied by a qualified municipal pricing service.

The prices are composed of the average of the bid and ask prices on the secondary market. All portfolio securities of the Money Market Fund and any short-term securities held by any other Fund with remaining maturities of sixty days or less are valued on the basis of amortized cost or original cost plus accrued interest. A Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last traded bid price. A Fund's NAV may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

If quotations are not readily available for any security, or if the value of a security has been materially affected by events occurring after the closing of the security's primary market, the security may be valued using procedures approved by a Fund's Board of Trustees that they believe accurately reflect "fair value". Security values may differ depending on the procedures used to determine value.

                                     FINANCIAL               GE FUNDS         91
                                     HIGHLIGHTS              PROSPECTUS


The financial highlights tables that follow are intended to help you understand a Fund's financial performance for the fiscal years ended September 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Fiscal year end information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available on request.

92   GE FUNDS
     PROSPECTUS
     FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
GE U.S.EQUITY
FUND
                                                                CLASS A

YEARS ENDED SEPTEMBER 30                                               2000(b)  1999(b,c)    1998(b)     1997     1996
INCEPTION DATE                                                              --         --         --       --   1/5/93
Net Asset Value, Beginning of Period                                    $32.53     $27.82     $29.00   $23.02   $19.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss)                                           0.15       0.18       0.27     0.30     0.36

   Net Gains (Losses) on Investments (both realized and unrealized)       3.63       7.26       1.22     8.19     3.30
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                            3.78       7.44       1.49     8.49     3.66
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                 0.14       0.23       0.24     0.32     0.35
   Distributions (from capital gains)                                     3.72       2.50       2.43     2.19     0.27
TOTAL DISTRIBUTIONS                                                       3.86       2.73       2.67     2.51     0.62

NET ASSET VALUE, END OF PERIOD                                          $32.45     $32.53     $27.82   $29.00   $23.02

TOTAL RETURN (a)                                                        12.10%     27.79%      5.62%   39.76%   18.70%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)                           $385,111   $311,958   $124,714  $97,886  $50,035
   Ratio of Net Expenses to Average Net Assets*                          0.83%      0.81%      0.75%    0.75%    0.75%
   Ratio of Net Investment Income (Loss) to Average Net Assets*          0.46%      0.56%      0.92%    1.18%    1.66%
   Ratio of Gross Expenses to Average Net Assets*                        0.83%      0.83%      0.84%    0.93%    1.06%
   Portfolio Turnover Rate                                                 48%        46%        29%      38%      49%

------------------------------------------------------------------------------------------------------------------------------------

GE PREMIER
GROWTH EQUITY
FUND
                                                              CLASS A
YEARS ENDED SEPTEMBER 30                                               2000(b)   1999(b,c)   1998(b)        1997
INCEPTION DATE                                                              --          --        --    12/31/96
Net Asset Value, Beginning of Period                                    $27.50      $20.44     $18.35     $15.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                         (0.07)      (0.08)       0.03         --
   Net Gains (Losses) Investments (both realized and unrealized)          5.10        7.83       2.38       3.35
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                            5.03        7.75       2.41       3.35
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                   --        0.03       0.03         --
   Distributions (from capital gains)                                     1.15        0.66       0.29         --
TOTAL DISTRIBUTIONS                                                       1.15        0.69       0.32         --

NET ASSET VALUE, END OF PERIOD                                          $31.38      $27.50     $20.44     $18.35

TOTAL RETURN (a)                                                        18.61%      38.54%     13.35%     22.33%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period                                          $128,255     $67,311    $15,044     $7,287
   Ratio of Net Expenses to Average Net Assets*                          1.01%       1.10%      1.12%      1.15%
   Ratio of Net Investment Income (Loss) to Average Net Assets*        (0.24)%     (0.29)%      0.17%    (0.03)%
   Ratio of Gross Expenses to Average Net Assets*                        1.01%       1.10%      1.16%      1.62%
   Portfolio Turnover Rate                                                 22%         26%        35%        17%
------------------------------------------------------------------------------------------------------------------------------------

                                                                              93

------------------------------------------------------------------------------------------------------------------------------------
GE U.S.EQUITY
FUND
                                                                     CLASS B

YEARS ENDED SEPTEMBER 30                                                    2000(b)  1999(b)  1998(b)     1997       1996

INCEPTION DATE                                                                   --       --       --       --   12/22/93
Net Asset Value, Beginning of Period                                         $31.58   $27.11   $28.35   $22.57     $19.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss)                                              (0.09)   (0.06)     0.05     0.11       0.19

   Net Gains (Losses) on Investments (both realized and unrealized)            3.53     7.08     1.20     8.03       3.25
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                                 3.44     7.02     1.25     8.14       3.44
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                        --     0.05     0.06     0.17       0.31
   Distributions (from capital gains)                                          3.72     2.50     2.43     2.19       0.27
TOTAL DISTRIBUTIONS                                                            3.72     2.55     2.49     2.36       0.58

NET ASSET VALUE, END OF PERIOD                                               $31.30   $31.58   $27.11   $28.35     $22.57

TOTAL RETURN (a)                                                             11.29%   26.83%    4.80%   38.75%     17.78%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)                                 $46,577  $36,921  $21,407  $14,380     $7,194
   Ratio of Net Expenses to Average Net Assets*                               1.58%    1.56%    1.50%    1.50%      1.50%
   Ratio of Net Investment Income (Loss) to Average Net Assets*             (0.29)%  (0.19)%    0.17%    0.44%      0.90%
   Ratio of Gross Expenses to Average Net Assets*                             1.58%    1.58%    1.63%    1.88%      2.08%
   Portfolio Turnover Rate                                                      48%      46%      29%      38%        49%


                                                      CLASS C (LEVEL LOAD)    CLASS Y(d)

YEARS ENDED SEPTEMBER 30                                           2000(b)         2000    1999(b)    1998(b)      1997       1996
INCEPTION DATE                                                     9/30/99           --         --         --        --   11/29/93
Net Asset Value, Beginning of Period                                $31.58       $32.48     $27.78     $28.99    $23.03     $19.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss)                                     (0.10)         0.23       0.26       0.34      0.37       0.40

   Net Gains (Losses) on Investments (both realized
     and unrealized)                                                  3.53         3.62       7.25       1.21      8.19       3.31
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                        3.43         3.85       7.51       1.55      8.56       3.71
LESS DISTRIBUTIONS
   Dividends (from net investment income)                             0.21         0.23       0.31       0.33      0.41       0.39
   Distributions (from capital gains)                                 3.72         3.72       2.50       2.43      2.19       0.27
TOTAL DISTRIBUTIONS                                                   3.93         3.95       2.81       2.76      2.60       0.66

NET ASSET VALUE, END OF PERIOD                                      $31.08       $32.38     $32.48     $27.78    $28.99     $23.03

TOTAL RETURN (a)                                                    11.25%       12.38%     28.14%      5.86%    40.16%     18.97%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)                          4,811     $377,913   $358,583   $281,071  $212,957   $144,470
   Ratio of Net Expenses to Average Net Assets*                      1.57%        0.58%      0.56%      0.50%     0.50%      0.50%
   Ratio of Net Investment Income (Loss) to Average
    Net Assets*                                                    (0.32)%        0.71%      0.81%      1.16%     1.45%      1.90%
   Ratio of Gross Expenses to Average Net Assets*                    1.57%        0.58%      0.58%      0.56%     0.52%      0.59%
   Portfolio Turnover Rate                                             48%          48%        46%        29%       38%        49%

------------------------------------------------------------------------------------------------------------------------------------

GE PREMIER
GROWTH EQUITY
FUND                                                             CLASS B

YEARS ENDED SEPTEMBER 30                                                2000(b)    1999(b)    1998(b)       1997
INCEPTION DATE                                                               --         --         --   12/31/96
Net Asset Value, Beginning of Period                                     $27.00     $20.20     $18.25     $15.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                          (0.30)     (0.27)     (0.12)     (0.09)

   Net Gains (Losses) Investments (both realized and unrealized)           5.00       7.73       2.36       3.34
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                             4.70       7.46       2.24       3.25
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                    --         --         --         --
   Distributions (from capital gains)                                      1.15       0.66       0.29         --
TOTAL DISTRIBUTIONS                                                        1.15       0.66       0.29         --

Net Asset Value, End of Period                                           $30.55     $27.00     $20.20     $18.25

TOTAL RETURN (a)                                                         17.70%     37.53%     12.47%     21.67%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period                                            $41,795    $15,501     $2,076       $447
   Ratio of Net Expenses to Average Net Assets*                           1.75%      1.84%      1.90%      1.90%
   Ratio of Net Investment Income (Loss) to Average Net Assets*         (0.98)%    (1.03)%    (0.62)%    (0.76)%
   Ratio of Gross Expenses to Average Net Assets*                         1.75%      1.84%      2.27%      9.30%
   Portfolio Turnover Rate                                                  22%        26%        35%        17%


                                                                 CLASS C (LEVEL LOAD)  CLASS Y (d)
YEARS ENDED SEPTEMBER 30                                                      2000(b)      2000(b)     1999(b)   1998(b)       1997
INCEPTION DATE                                                                9/30/99           --          --        --   12/31/96
Net Asset Value, Beginning of Period                                           $27.00       $27.60      $20.50    $18.38     $15.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                                (0.31)         0.00(g)   (0.01)      0.09       0.04

   Net Gains (Losses) Investments (both realized and unrealized)                 5.01         5.13        7.84      2.37       3.34
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                                   4.70         5.13        7.83      2.46       3.38
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                          --           --        0.07      0.05         --
   Distributions (from capital gains)                                            1.15         1.15        0.66      0.29         --
TOTAL DISTRIBUTIONS                                                              1.15         1.15        0.73      0.34         --

NET ASSET VALUE, END OF PERIOD                                                 $30.55       $31.58      $27.60    $20.50     $18.38

TOTAL RETURN (a)                                                               17.66%       18.87%      38.92%    13.65%     22.53%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period                                                   $3,134      $33,089     $20,704    $7,580     $5,770
   Ratio of Net Expenses to Average Net Assets*                                 1.75%        0.76%       0.85%     0.88%      0.90%
   Ratio of Net Investment Income (Loss) to Average Net Assets*               (0.98)%        0.01%     (0.03)%     0.47%      0.31%
   Ratio of Gross Expenses to Average Net Assets*                               1.75%        0.76%       0.85%     0.89%      1.17%
   Portfolio Turnover Rate                                                        22%          22%         26%       35%        17%
------------------------------------------------------------------------------------------------------------------------------------

94   GE FUNDS
     PROSPECTUS
     FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
GE VALUE EQUITY
FUND                                                        CLASS A

YEARS ENDED SEPTEMBER 30                                               2000(b)   1999(b,c)    1998(b)   1997(e)   10/31/96
INCEPTION DATE                                                              --          --         --        --     9/8/93
Net Asset Value, Beginning of Period                                    $12.18       $9.93     $13.58    $10.83      $8.95
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                           0.05        0.02       0.05      0.07       0.05
   Net Gains (Losses) on Securities (both realized and unrealized)        1.31        2.66       0.46      3.59       1.99
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                            1.36        2.68       0.51      3.66       2.04
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                   --        0.03         --      0.04       0.09
   Distributions (from capital gains)                                     0.78        0.40       4.16      0.87       0.07
TOTAL DISTRIBUTIONS                                                       0.78        0.43       4.16      0.91       0.16

NET ASSET VALUE, END OF PERIOD                                          $12.76      $12.18      $9.93    $13.58     $10.83

TOTAL RETURN (a)                                                        11.35%      27.34%      5.86%    36.18%     23.10%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)                            $43,283     $29,607    $14,276    $8,236     $5,833
   Ratio of Net Expenses to Average Net Assets*                          1.05%       1.29%      1.31%     1.30%      1.35%
   Ratio of Net Investment Income (Loss) to Average Net Assets*          0.38%       0.18%      0.50%     0.63%      1.03%
   Ratio of Gross Expenses to Average Net Assets*                        1.05%       1.30%      1.33%     1.33%      1.73%
   Portfolio Turnover Rate                                                 49%         31%        40%      131%       100%

------------------------------------------------------------------------------------------------------------------------------------

GE MID-CAP GROWTH FUND                                          CLASS A

YEARS ENDED SEPTEMBER 30                                               2000(b)   1999(b,c)    1998(b)    1997(e)   10/31/96
INCEPTION DATE                                                              --          --         --         --     9/8/93
Net Asset Value, Beginning of Period                                     $9.42       $8.27     $17.61     $13.16     $11.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                           0.01      (0.04)     (0.04)     (0.07)         --
   Net Gains (Losses) on Securities (both realized and unrealized)        3.14        1.19     (1.86)       4.52       1.78
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                            3.15        1.15     (1.90)       4.45       1.78
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                   --          --         --         --         --
   Distributions (from capital gains)                                       --          --       7.37         --         --
   Return of Capital                                                        --          --       0.07         --         --
TOTAL DISTRIBUTIONS                                                         --          --       7.44         --         --

NET ASSET VALUE, END OF PERIOD                                          $12.57       $9.42      $8.27     $17.61     $13.16

TOTAL RETURN (a)                                                        33.44%      13.91%   (16.11)%     33.81%     15.64%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)                            $23,942     $15,943    $10,134    $10,885     $8,222
   Ratio of Net Expenses to Average Net Assets*                          1.15%       1.38%      1.40%      1.31%      1.35%
   Ratio of Net Investment Income (Loss) to Average Net Assets*          0.12%     (0.41)%    (0.35)%    (0.51)%      0.03%
   Ratio of Gross Expenses to Average Net Assets*                        1.25%       1.46%      1.45%      1.46%      1.70%
   Portfolio Turnover Rate                                                 47%         48%        13%       139%        41%
------------------------------------------------------------------------------------------------------------------------------------

                                                                              95

------------------------------------------------------------------------------------------------------------------------------------
GE VALUE EQUITY
FUND                                                                 CLASS B

YEARS ENDED SEPTEMBER 30                                                      2000(b)    1999(b)    1998(b)    1997(e)    10/31/96
INCEPTION DATE                                                                     --         --         --         --      9/8/93
Net Asset Value, Beginning of Period                                           $11.94      $9.77     $13.48     $10.79       $8.93
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                                (0.04)     (0.04)         --     (0.01)        0.04
   Net Gains (Losses) on Securities (both realized and unrealized)               1.27       2.61       0.45       3.57        1.93
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                                   1.23       2.57       0.45       3.56        1.97
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                          --         --         --         --        0.04
   Distributions (from capital gains)                                            0.78       0.40       4.16       0.87        0.07
TOTAL DISTRIBUTIONS                                                              0.78       0.40       4.16       0.87        0.11

NET ASSET VALUE, END OF PERIOD                                                 $12.39     $11.94      $9.77     $13.48      $10.79

TOTAL RETURN (a)                                                               10.44%     26.67%      5.32%     35.23%      22.30%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)                                   $45,675    $51,369    $44,655    $46,035     $33,318
   Ratio of Net Expenses to Average Net Assets*                                 1.80%      1.81%      1.81%      2.05%       2.10%
   Ratio of Net Investment Income (Loss) to Average Net Assets*               (0.36)%    (0.32)%      0.00%    (0.12)%       0.23%
   Ratio of Gross Expenses to Average Net Assets*                               1.80%      1.82%      1.81%      2.07%       2.40%
   Portfolio Turnover Rate                                                        49%        31%        40%       131%        100%


                                                                       CLASS C (LEVEL LOAD)   CLASS Y (d)

YEARS ENDED SEPTEMBER 30                                                            2000(b)       2000(b)   1999(b)     1998(b,h)
INCEPTION DATE                                                                      9/30/99            --        --        1/5/98
Net Asset Value, Beginning of Period                                                 $11.94        $12.74    $10.38         10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                                      (0.05)          0.08      0.08          0.08
   Net Gains (Losses) on Securities (both realized and unrealized)                     1.29          1.37      2.76          0.30
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                                         1.24          1.45      2.84          0.38
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                                --            --      0.08            --
   Distributions (from capital gains)                                                  0.78          0.78      0.40            --
TOTAL DISTRIBUTIONS                                                                    0.78          0.78      0.48            --

NET ASSET VALUE, END OF PERIOD                                                       $12.40        $13.41    $12.74        $10.38

TOTAL RETURN (a)                                                                     10.53%        11.56%    27.85%         3.80%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)                                            $847        $3,769    $2,292        $1,580
   Ratio of Net Expenses to Average Net Assets*                                       1.80%         0.80%     0.81%         0.81%
   Ratio of Net Investment Income (Loss) to Average Net Assets*                     (0.41)%         0.61%     0.68%         0.98%
   Ratio of Gross Expenses to Average Net Assets*                                     1.80%         0.80%     0.82%         0.81%
   Portfolio Turnover Rate                                                              49%           49%       31%           40%

------------------------------------------------------------------------------------------------------------------------------------

GE VALUE EQUITY
FUND                                                                                CLASS B

YEARS ENDED SEPTEMBER 30                                                             2000(b)  1999(b)  1998(b)  1997(e)10/31/96
INCEPTION DATE                                                                            --       --       --       --  9/8/93
Net Asset Value, Beginning of Period                                                   $8.84    $7.80   $17.11   $12.87  $11.21
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                                       (0.07)   (0.08)   (0.08)   (0.18)  (0.09)
   Net Gains (Losses) on Securities (both realized and unrealized)                      2.94     1.12   (1.79)     4.42    1.75
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                                          2.87     1.04   (1.87)     4.24    1.66
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                                 --       --       --       --      --
   Distributions (from capital gains)                                                     --       --     7.40       --      --
   Return of Capital                                                                      --       --     0.04       --      --
TOTAL DISTRIBUTIONS                                                                       --       --     7.44       --      --

NET ASSET VALUE, END OF PERIOD                                                        $11.71    $8.84    $7.80   $17.11  $12.87

TOTAL RETURN (a)                                                                      32.47%   13.33% (16.62)%   33.02%  14.81%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)                                          $16,908  $18,073  $22,038  $32,280 $27,616
   Ratio of Net Expenses to Average Net Assets*                                        1.90%    1.90%    1.90%    2.06%   2.10%
   Ratio of Net Investment Income (Loss) to Average Net Assets*                      (0.65)%  (0.91)%  (0.86)%  (1.26)% (0.73)%
   Ratio of Gross Expenses to Average Net Assets*                                      2.00%    1.97%    1.93%    2.21%   2.41%
   Portfolio Turnover Rate                                                               47%      48%      13%     139%     41%


                                                                  CLASS C (LEVEL LOAD)     CLASS Y (d)

YEARS ENDED SEPTEMBER 30                                                       2000(b)        2000(b)       1999(b)      1998(b,h)
INCEPTION DATE                                                                 9/30/99             --            --         1/5/98
Net Asset Value, Beginning of Period                                             $8.84          $9.98         $8.71         $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                                 (0.07)           0.03          0.01           0.01
   Net Gains (Losses) on Securities (both realized and unrealized)                2.94           3.34          1.26         (1.30)
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                                    2.87           3.37          1.27         (1.29)
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                           --             --            --             --
   Distributions (from capital gains)                                               --             --            --             --
   Return of Capital                                                                --             --            --             --
TOTAL DISTRIBUTIONS                                                                 --             --            --             --

NET ASSET VALUE, END OF PERIOD                                                  $11.71         $13.35         $9.98          $8.71

TOTAL RETURN (a)                                                                32.47%         33.77%        14.58%       (12.90)%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)                                       $186            $14          $783           $471
   Ratio of Net Expenses to Average Net Assets*                                  1.90%          0.90%         0.90%          0.89%
   Ratio of Net Investment Income (Loss) to Average Net Assets*                (0.60)%          0.26%         0.09%          0.21%
   Ratio of Gross Expenses to Average Net Assets*                                2.00%          1.01%         0.97%          0.89%
   Portfolio Turnover Rate                                                         47%            47%           48%            13%
------------------------------------------------------------------------------------------------------------------------------------

96   GE FUNDS
     PROSPECTUS
     FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
GE MID-CAP
VALUE EQUITY
FUND                                           CLASS A                CLASS B            CLASS C (LEVEL LOAD)    CLASS Y (d)

YEARS ENDED SEPTEMBER 30                       2000(b)  1999(b,c,i)   2000(b)  1999(b,i)              2000(b)    2000(b)  1999(b,i)
INCEPTION DATE                                      --     12/31/98        --   12/31/98         --   9/30/99         --   12/31/98
Net Asset Value, Beginning of Period             $9.83       $10.00     $9.77     $10.00                $9.77      $9.84     $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.06         0.04    (0.02)     (0.02)               (0.02)       0.08       0.06
   Net Gains (Losses) on Securities (both
     realized and unrealized)                     0.78       (0.21)      0.77     (0.21)                 0.77       0.78     (0.22)
TOTAL INCOME (LOSS) FROM INVESTMENT
  OPERATIONS                                      0.84       (0.17)      0.75     (0.23)                 0.75       0.86     (0.16)
LESS DISTRIBUTIONS
   Dividends (from net investment income)         0.07           --      0.02         --                 0.08       0.09         --
   Distributions (from capital gains)               --           --        --         --                   --         --         --
TOTAL DISTRIBUTIONS                               0.07           --      0.02         --                 0.08       0.09         --

NET ASSET VALUE, END OF PERIOD                  $10.60        $9.83    $10.50      $9.77               $10.44     $10.61      $9.84

TOTAL RETURN (a)                                 8.55%      (1.70)%     7.69%    (2.30)%                7.69%      8.72%    (1.60)%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)     $1,911         $708      $298       $177                 $590    $10,990    $10,103
   Ratio of Net Expenses to Average Net
     Assets*                                     1.23%        1.15%     1.98%      1.90%                1.99%      0.97%      0.90%
   Ratio of Net Investment Income (Loss)
     to Average Net Assets*                      0.54%        0.47%   (0.19)%    (0.21)%              (0.23)%      0.81%      0.79%
   Ratio of Gross Expenses to Average Net
     Assets*                                     1.34%        1.54%     2.09%      2.38%                2.09%      1.09%      1.36%
   Portfolio Turnover Rate                         35%          17%       35%        17%                  35%        35%        17%

------------------------------------------------------------------------------------------------------------------------------------
GE SMALL-CAP
VALUE EQUITY
FUND                                          CLASS A                 CLASS B           CLASS C (LEVEL LOAD)   CLASS Y (d)

YEARS ENDED SEPTEMBER 30                      2000(b)     1999(b,c)   2000(b)   1999(b)              2000(b)   2000(b)    1999(b)
INCEPTION DATE                                     --       9/30/98        --   9/30/98          --  9/30/99        --    9/30/98
Net Asset Value, Beginning of Period           $12.16        $10.00    $12.09    $10.00               $12.09    $12.18     $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  0.00(g)     (0.02)    (0.10)    (0.06)               (0.10)      0.05       0.05
   Net Gains (Losses) on Securities (both
     realized and unrealized)                    3.10          2.24      3.08      2.19                 3.08      3.09       2.19
TOTAL INCOME (LOSS) FROM INVESTMENT
  OPERATIONS                                     3.10          2.22      2.98      2.13                 2.98      3.14       2.24
LESS DISTRIBUTIONS
   Dividends (from net investment income)          --          0.03        --      0.01                   --        --       0.03
   Distributions (from capital gains)            1.66          0.03      1.66      0.03                 1.66      1.66       0.03
TOTAL DISTRIBUTIONS                              1.66          0.06      1.66      0.04                 1.66      1.66       0.06

NET ASSET VALUE, END OF PERIOD                 $13.60        $12.16    $13.41    $12.09               $13.41    $13.66     $12.18

TOTAL RETURN (a)                               27.80%        22.28%    26.77%    21.37%               26.77%    28.11%     22.53%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)   $29,228       $14,561   $11,853    $8.505                 $159   $10,934       $293
   Ratio of Net Expenses to Average Net
     Assets*                                    1.10%         1.15%     1.85%     1.90%                1.85%     0.83%      0.90%
   Ratio of Net Investment Income (Loss)
     to Average Net Assets*                     0.02%       (0.15)%   (0.75)%   (0.56)%              (0.76)%     0.35%      0.41%
   Ratio of Gross Expenses to Average Net
     Assets*                                    1.11%         1.41%     1.86%     2.19%                 186%     0.83%      1.71%
   Portfolio Turnover Rate                       219%          182%      219%      182%                 219%      219%       182%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GE S&P 500
INDEX FUND

PERIOD ENDED SEPTEMBER 30                                             2000(b,f)
INCEPTION DATE                                                         4/28/00
Net Asset Value, Beginning of Period                                    $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss)                                           0.04
   Net Gains (Losses) on Securities (both realized and unrealized)      (0.10)
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                          (0.06)
LESS DISTRIBUTIONS:
   Dividends (from net investment income)                                   --
   Distributions (from capital gains)                                       --
TOTAL DISTRIBUTIONS                                                         --

NET ASSET VALUE, END OF PERIOD                                           $9.94

TOTAL RETURN (a)                                                       (0.60)%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in thousands)                            $28,534
     Ratio of Net Expenses to Average Net Assets                         0.45%
     Ratio of Net Investment Income (Loss) to Average Net Assets*        1.13%
     Ratio of Gross Expenses to Average Net Assets*                      1.06%
   Portfolio Turnover Rate                                                  6%
--------------------------------------------------------------------------------

98   GE FUNDS
     PROSPECTUS
     FINANCIAL
     HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
GE GLOBAL
EQUITY FUND                                                           CLASS A

YEARS ENDED SEPTEMBER 30                                                      2000(b)  1999(b,c)   1998(b)     1997     1996
INCEPTION DATE                                                                     --         --        --       --   1/5/93
Net Asset Value, Beginning of Period                                           $25.86     $19.72    $24.81   $22.18   $20.31
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                                  0.03       0.06      0.05     0.04     0.06
   Net Gains (Losses) on Investments (both realized and unrealized)              3.61       7.05    (2.65)     3.94     2.22
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                                   3.64       7.11    (2.60)     3.98     2.28
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                          --         --      0.02     0.06     0.04
   Distributions (from capital gains)                                            2.32       0.97      2.47     1.29     0.37
TOTAL DISTRIBUTIONS                                                              2.32       0.97      2.49     1.35     0.41

NET ASSET VALUE, END OF PERIOD                                                 $27.18     $25.86    $19.72   $24.81   $22.18

TOTAL RETURN (a)                                                               14.45%     36.89%  (10.86)%   18.82%   11.44%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in thousands)                                   $49,784    $39,245   $28,412  $35,120  $28,682
   Ratio of Net Expenses to Average Net Assets*                                 1.31%      1.35%     1.34%    1.35%    1.35%
   Ratio of Net Investment Income (Loss) to Average Net Assets*                 0.11%      0.23%     0.22%    0.24%    0.33%
   Ratio of Gross Expenses to Average Net Assets*                               1.31%      1.37%     1.35%    1.45%    1.60%
   Portfolio Turnover Rate                                                        77%        64%       71%      70%      46%

------------------------------------------------------------------------------------------------------------------------------------

GE INTERNATIONAL
EQUITY FUND                                                   CLASS A

YEARS ENDED SEPTEMBER 30                                               2000(b)    1999(b,c)   1998(b)       1997       1996
INCEPTION DATE                                                              --           --        --         --     3/2/94
Net Asset Value, Beginning of Period                                    $18.33       $15.11    $20.36     $17.65     $15.88
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                           0.07         0.05      0.09       0.05       0.11
   Net Gains (Losses) on Investments (both realized and unrealized)       1.83         3.74    (1.60)       3.19       1.72
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                            1.90         3.79    (1.51)       3.24       1.83
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                   --           --        --       0.03       0.06
   Distributions (from capital gains)                                     0.99         0.57      3.74       0.50         --
TOTAL DISTRIBUTIONS                                                       0.99         0.57      3.74       0.53       0.06

NET ASSET VALUE, END OF PERIOD                                          $19.24       $18.33    $15.11     $20.36     $17.65

TOTAL RETURN (a)                                                        10.50%       25.48%   (8.71)%     18.79%     11.54%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in thousands)                            $40,282      $32,938    $6,114     $6,152     $3,230
   Ratio of Net Expenses to Average Net Assets*                          1.33%        1.35%     1.35%      1.35%      1.35%
   Ratio of Net Investment Income (Loss) to Average Net Assets*          0.33%        0.29%     0.50%      0.45%      0.68%
   Ratio of Gross Expenses to Average Net Assets*                        1.33%        1.39%     1.42%      1.58%      1.96%
   Portfolio Turnover Rate                                                 76%          51%       93%        51%        36%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
GE GLOBAL
EQUITY FUND                                                       CLASS B
YEARS ENDED SEPTEMBER 30                                                     2000(b)   1999(b)    1998(b)      1997       1996
INCEPTION DATE                                                                    --        --         --        --   12/22/93
Net Asset Value, Beginning of Period                                          $24.92    $19.17     $24.32    $21.87     $20.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                               (0.16)    (0.12)     (0.11)    (0.08)     (0.04)
   Net Gains (Losses) on Investments (both realized and unrealized)             3.46      6.84     (2.57)      3.82       2.14
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                                  3.30      6.72     (2.68)      3.74       2.10
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                         --        --         --        --         --
   Distributions (from capital gains)                                           2.32      0.97       2.47      1.29       0.37
TOTAL DISTRIBUTIONS                                                             2.32      0.97       2.47      1.29       0.37

NET ASSET VALUE, END OF PERIOD                                                $25.90    $24.92     $19.17    $24.32     $21.87

TOTAL RETURN (a)                                                              13.56%    35.85%   (11.44)%    17.92%     10.61%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in thousands)                                   $2,384    $1,477       $989      $877       $600
   Ratio of Net Expenses to Average Net Assets*                                2.06%     2.10%      2.10%     2.10%      2.10%
   Ratio of Net Investment Income (Loss) to Average Net Assets*              (0.60)%   (0.51)%    (0.48)%   (0.52)%    (0.34)%
   Ratio of Gross Expenses to Average Net Assets*                              2.06%     2.12%      2.45%     3.33%      3.50%
   Portfolio Turnover Rate                                                       77%       64%        71%       70%        46%


                                                     CLASS C (LEVEL LOAD)   CLASS Y(d)
YEARS ENDED SEPTEMBER 30                                          2000(b)         2000(b)   1999(b)   1998(b)     1997       1996
INCEPTION DATE                                                    9/30/99              --        --        --       --   11/29/93
Net Asset Value, Beginning of Period                               $24.92          $25.84    $19.72    $24.83   $22.25     $20.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                    (0.13)            0.11      0.12      0.09     0.10       0.13
   Net Gains (Losses) on Investments (both realized
     and unrealized)                                                 3.43            3.59      7.04    (2.63)     3.94       2.21
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                       3.30            3.70      7.16    (2.54)     4.04       2.34
LESS DISTRIBUTIONS
   Dividends (from net investment income)                              --              --      0.07      0.10     0.17       0.09
   Distributions (from capital gains)                                2.32            2.32      0.97      2.47     1.29       0.37
TOTAL DISTRIBUTIONS                                                  2.32            2.32      1.04      2.57     1.46       0.46

NET ASSET VALUE, END OF PERIOD                                     $25.90          $27.22    $25.84    $19.72   $24.83     $22.25

TOTAL RETURN (a)                                                   13.56%          14.75%    37.20%  (10.59)%   19.14%     11.71%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in thousands)                          $180         $30,956   $23,086   $15,039  $22,642    $10,123
   Ratio of Net Expenses to Average Net Assets*                     2.05%           1.06%     1.10%     1.07%    1.10%      1.10%
   Ratio of Net Investment Income (Loss) to Average
     Net Assets*                                                  (0.49)%           0.38%     0.50%     0.37%    0.48%      0.56%
   Ratio of Gross Expenses to Average Net Assets*                   2.05%           1.06%     1.12%     1.07%    1.10%      1.12%
   Portfolio Turnover Rate                                            77%             77%       64%       71%      70%        46%


GE INTERNATIONAL
EQUITY FUND                                                            CLASS B

YEARS ENDED SEPTEMBER 30                                                     2000(b)    1999(b)    1998(b)     1997       1996
INCEPTION DATE                                                                    --         --         --       --     3/2/94
Net Asset Value, Beginning of Period                                          $17.66     $14.68     $20.02   $17.47     $15.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                               (0.08)     (0.07)     (0.05)   (0.06)       0.05
   Net Gains (Losses) on Investments (both realized and unrealized)             1.77       3.62     (1.55)     3.11       1.65
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                                  1.69       3.55     (1.60)     3.05       1.70
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                         --         --         --       --         --
   Distributions (from capital gains)                                           0.99       0.57       3.74     0.50         --
TOTAL DISTRIBUTIONS                                                             0.99       0.57       3.74     0.50         --

NET ASSET VALUE, END OF PERIOD                                                $18.36     $17.66     $14.68   $20.02     $17.47
TOTAL RETURN (a)                                                               9.68%     24.56%    (9.39)%   17.86%     10.78%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in thousands)                                   $1,828     $1,488       $948     $455       $272
   Ratio of Net Expenses to Average Net Assets*                                2.08%      2.10%      2.10%    2.10%      2.10%
   Ratio of Net Investment Income (Loss) to Average Net Assets*              (0.39)%    (0.40)%    (0.26)%  (0.30)%      0.28%
   Ratio of Gross Expenses to Average Net Assets*                              2.08%      2.14%      2.59%    4.12%      3.50%
   Portfolio Turnover Rate                                                       76%        51%        93%      51%        36%



                                                         CLASS C (LEVEL LOAD)   CLASS Y(d)

YEARS ENDED SEPTEMBER 30                                              2000(b)      2000(b)    1999(b)   1998(b)     1997     1996
INCEPTION DATE                                                        9/30/99           --         --        --       --   3/2/94
Net Asset Value, Beginning of Period                                   $17.66       $18.44     $15.18    $20.43   $17.76   $15.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                        (0.06)         0.16       0.11      0.01     0.13     0.17
   Net Gains (Losses) on Investments (both realized
     and unrealized)                                                     1.76         1.81       3.73    (1.46)     3.18     1.73
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                           1.70         1.97       3.84    (1.45)     3.31     1.90
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                  --           --       0.01      0.06     0.14     0.08
   Distributions (from capital gains)                                    0.99         0.99       0.57      3.74     0.50       --
TOTAL DISTRIBUTIONS                                                      0.99         0.99       0.58      3.80     0.64     0.08

NET ASSET VALUE, END OF PERIOD                                         $18.37       $19.42     $18.44    $15.18   $20.43   $17.76

TOTAL RETURN (a)                                                        9.68%       10.77%     25.72%   (8.34)%   19.16%   11.97%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in thousands)                              $283      $38,241    $21,952   $15,367  $75,098  $63,225
   Ratio of Net Expenses to Average Net Assets*                         2.07%        1.08%      1.10%     1.04%    1.01%    1.03%
   Ratio of Net Investment Income (Loss) to Average
     Net Assets*                                                      (0.29)%        0.75%      0.60%     0.08%    0.76%    0.99%
   Ratio of Gross Expenses to Average Net Assets*                       2.07%        1.08%      1.14%     1.06%    1.01%    1.03%
   Portfolio Turnover Rate                                                76%          76%        51%       93%      51%      36%

100   GE FUNDS
      PROSPECTUS
      FINANCIAL
      HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
GE EUROPE
EQUITY FUND
                                                   CLASS A              CLASS B          CLASS C (LEVEL LOAD)   CLASS Y(d)

YEARS ENDED SEPTEMBER 30                           2000(b)   1999(b,c)  2000(b)  1999(b)              2000(b)   2000(b)  1999(b)
INCEPTION DATE                                          --     1/29/99       --  1/29/99              9/30/99        --  1/29/99
Net Asset Value, Beginning of Period                 $9.93      $10.00    $9.88   $10.00                $9.88     $9.94    10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.05        0.06   (0.05)     0.02               (0.04)      0.06     0.09
   Net Gains (Losses) on Securities
      (both realized and unrealized)                  2.72      (0.13)     2.72   (0.14)                 2.70      2.75   (0.15)
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS        2.77      (0.07)     2.67   (0.12)                 2.66      2.81   (0.06)
LESS DISTRIBUTIONS
   Dividends (from net investment income)             0.07          --     0.02       --                 0.06      0.08       --
   Distributions (from capital gains)                   --          --       --       --                   --        --       --
TOTAL DISTRIBUTIONS                                   0.07          --     0.02       --                 0.06      0.08       --

NET ASSET VALUE, END OF PERIOD                      $12.63       $9.93   $12.53    $9.88               $12.48    $12.67    $9.94

TOTAL RETURN (a)                                    27.95%     (0.70)%   27.01%  (1.20)%               27.04%    28.39%  (0.60)%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)         $2,989        $669     $350     $144                 $176   $12,970  $10,051
   Ratio of Net Expenses to Average Net Assets*      1.47%       1.45%    2.21%    2.20%                2.22%     1.20%    1.20%
   Ratio of Net Investment Income (Loss) to
      Average Net Assets*                            0.39%       0.88%  (0.38)%    0.24%              (0.34)%     0.48%    1.36%
   Ratio of Gross Expenses to Average Net Assets*    1.53%       1.91%    2.28%    2.69%                2.28%     1.29%    1.71%
   Portfolio Turnover Rate                             89%         47%      89%      47%                  89%       89%      47%


------------------------------------------------------------------------------------------------------------------------------------

GE EMERGING
MARKETS FUND
                                                    CLASS A             CLASS B          CLASS C (LEVEL LOAD)   CLASS Y(d)

YEARS ENDED SEPTEMBER 30                            2000(b) 1999(b,c)   2000(b)   1999(b)             2000(b)   2000(b)    1999(b)
INCEPTION DATE                                           --   1/29/99        --   1/29/99             9/30/99        --    1/29/99
Net Asset Value, Beginning of Period                 $13.47    $10.00    $13.40    $10.00              $13.50    $13.49     $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                      (0.08)    (0.05)    (0.21)    (0.10)              (0.21)    (0.05)     (0.01)
   Net Gains (Losses) on Securities
     (both realized and unrealized)                    2.21      3.52      2.22      3.50                2.12      2.22       3.50
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS         2.13      3.47      2.01      3.40                1.91      2.17       3.49
LESS DISTRIBUTIONS
   Dividends (from net investment income)                --        --        --        --                  --        --         --
   Distributions (from capital gains)                  1.09        --      1.09        --                1.09      1.09         --
TOTAL DISTRIBUTIONS                                    1.09        --      1.09        --                1.09      1.09         --

NET ASSET VALUE, END OF PERIOD                       $14.51    $13.47    $14.32    $13.40              $14.32    $14.57     $13.49

TOTAL RETURN (a)                                     15.27%    34.70%    14.41%    34.00%              13.56%    15.56%     34.90%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)          $9,071      $900      $659      $225                $137   $17,466    $13,651
   Ratio of Net Expenses to Average Net Assets*       1.53%     1.60%     2.28%     2.35%               2.27%     1.27%      1.35%
   Ratio of Net Investment Income (Loss) to
     Average Net Assets*                            (0.45)%   (0.56)%   (1.22)%   (1.26)%             (1.24)%   (0.27)%    (0.18)%
   Ratio of Gross Expenses to Average Net Assets*     1.59%     1.90%     2.34%     2.71%               2.35%     1.35%      1.74%
   Portfolio Turnover Rate                              57%       59%       57%       59%                 57%       57%        59%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

GE PREMIER
RESEARCH
EQUITY  FUND                                          CLASS A              CLASS B     CLASS C (LEVEL LOAD)             CLASS Y

YEARS ENDED SEPTEMBER 30                              2000(b,f)            2000(b,f)              2000(b,f)             2000(b,f)
INCEPTION DATE                                         04/28/00             04/28/00               04/28/00              04/28/00
Net Asset Value, Beginning of Period                     $10.00               $10.00                 $10.00                $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                         0.00(g)               (0.04)                 (0.03)                  0.01
   Net Gains (Losses) on Securities
      (both realized and unrealized)                     (0.10)               (0.09)                 (0.10)                (0.10)
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS           (0.10)               (0.13)                 (0.13)                (0.09)
LESS DISTRIBUTIONS
   Dividends (from net investment income)                    --                   --                     --                    --
   Distributions (from capital gains)                        --                   --                     --                    --
TOTAL DISTRIBUTIONS                                          --                   --                     --                    --

NET ASSET VALUE, END OF PERIOD                            $9.90                $9.87                  $9.87                 $9.91

TOTAL RETURN (a)                                        (1.00)%              (1.30)%                (1.30)%               (0.90)%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)             $12,415                 $255                   $119                   $99
   Ratio of Net Expenses to Average Net Assets*           1.20%                1.95%                  1.95%                 0.95%
   Ratio of Net Investment Income (Loss) to
      Average Net Assets*                                 0.03%              (0.81)%                (0.71)%                 0.31%
   Ratio of Gross Expenses to Average Net Assets*         2.33%                3.06%                  3.08%                 2.09%
   Portfolio Turnover Rate                                  39%                  39%                    39%                   39%

------------------------------------------------------------------------------------------------------------------------------------

GE PREMIER
VALUE
EQUITY FUND
                                                      CLASS A              CLASS B     CLASS C (LEVEL LOAD)               CLASS Y

                                                      2000(b,f)            2000(b,f)              2000(b,f)             2000(b,f)
INCEPTION DATE                                          4/28/00              4/28/00                4/28/00               4/28/00
Net Asset Value, Beginning of Period                     $10.00               $10.00                 $10.00                $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                            0.05                 0.02                   0.02                  0.07
   Net Gains (Losses) on Securities
      (both realized and unrealized)                       1.03                 1.03                   1.03                  1.02
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS             1.08                 1.05                   1.05                  1.09
LESS DISTRIBUTIONS
   Dividends (from net investment income)                    --                   --                     --                    --
   Distributions (from capital gains)                        --                   --                     --                    --
TOTAL DISTRIBUTIONS                                          --                   --                     --                    --

NET ASSET VALUE, END OF PERIOD                           $11.08               $11.05                 $11.05                $11.09

TOTAL RETURN (a)                                         10.80%               10.50%                 10.50%                10.90%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)             $12,978                 $227                   $116                  $111
   Ratio of Net Expenses to Average Net Assets*           1.10%                1.85%                  1.85%                 0.85%
   Ratio of Net Investment Income (loss) to
      Average Net Assets*                                 1.25%                0.46%                  0.51%                 1.52%
   Ratio of Gross Expenses to Average Net Assets*         2.28%                3.01%                  3.04%                 2.04%
   Portfolio Turnover Rate                                  34%                  34%                    34%                   34%
------------------------------------------------------------------------------------------------------------------------------------

102   GE FUNDS
      PROSPECTUS
      FINANCIAL
      HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------

GE PREMIER
INTERNATIONAL
EQUITY FUND
                                                      CLASS A              CLASS B     CLASS C (LEVEL LOAD)             CLASS Y

YEARS ENDED SEPTEMBER 30                              2000(b,f)            2000(b,f)              2000(b,f)             2000(b,f)
INCEPTION DATE                                          4/28/00              4/28/00                4/28/00               4/28/00
Net Asset Value, Beginning of Period                     $10.00               $10.00                 $10.00                $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                            0.05                 0.02                   0.02                  0.06
   Net Gains (Losses) on Securities
      (both realized and unrealized)                     (1.35)               (1.35)                 (1.35)                (1.35)
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS           (1.30)               (1.33)                 (1.33)                (1.29)
LESS DISTRIBUTIONS FROM
   Dividends (from net investment income)                    --                   --                     --                    --
   Distributions (from capital gains)                        --                   --                     --                    --
TOTAL DISTRIBUTIONS                                          --                   --                     --                    --

NET ASSET VALUE, END OF PERIOD                            $8.70                $8.67                  $8.67                 $8.71

TOTAL RETURN (a)                                       (13.00)%             (13.30)%               (13.30)%              (12.90)%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)             $10,339                 $225                    $87                   $87
   Ratio of Net Expenses to Average Net Assets*           1.30%                2.05%                  2.05%                 1.05%
   Ratio of Net Investment Income (loss) to
      Average Net Assets*                                 1.26%                0.38%                  0.54%                 1.54%
   Ratio of Gross Expenses to Average Net Assets*         2.56%                3.29%                  3.31%                 2.31%
   Portfolio Turnover Rate                                  27%                  27%                    27%                   27%
------------------------------------------------------------------------------------------------------------------------------------

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

104 GE FUNDS
    PROSPECTUS
    FINANCIAL
    HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------

GE FIXED
INCOME FUND
                                                                   CLASS A
YEARS ENDED SEPTEMBER 30                                                   2000(b)    1999(b,c)     1998(b)       1997       1996
INCEPTION DATE                                                                  --           --          --         --     1/5/93
Net Asset Value, Beginning of Period                                        $11.76       $12.55      $12.06     $11.70     $11.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                               0.70         0.64        0.68       0.72       0.69
   Net Gains (Losses) on Securities (both realized and unrealized)          (0.03)       (0.79)        0.50       0.35     (0.21)
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                                0.67       (0.15)        1.18       1.07       0.48
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                     0.71         0.64        0.67       0.71       0.70
   Distributions (from capital gains)                                           --           --          --         --         --
   In Excess of Net Investment Income                                           --           --        0.02         --         --
TOTAL DISTRIBUTIONS                                                           0.71         0.64        0.69       0.71       0.70

NET ASSET VALUE, END OF PERIOD                                              $11.72       $11.76      $12.55     $12.06     $11.70

TOTAL RETURN (a)                                                             5.94%      (1.20)%      10.06%      9.45%      4.10%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)                               $100,745      $92,217     $49,736    $35,097    $28,115
   Ratio of Net Expenses to Average Net Assets*                              0.80%        0.80%       0.80%      0.85%      0.85%
   Ratio of Net Investment Income (Loss) to Average Net Assets*              6.04%        5.27%       5.53%      6.17%      5.84%
   Ratio of Gross Expenses to Average Net Assets*                            0.80%        0.83%       0.83%      0.96%      0.99%
   Portfolio Turnover Rate                                                    219%         246%        219%       258%       275%

------------------------------------------------------------------------------------------------------------------------------------

GE GOVERNMENT
SECURITIES FUND                                                    CLASS A

YEARS ENDED SEPTEMBER 30                                                   2000(b)     1999(b,c)    1998(b)   1997(e)    10/31/96
INCEPTION DATE                                                                  --            --         --        --      9/8/93
Net Asset Value, Beginning of Period                                         $8.14         $8.90      $8.53     $8.48       $8.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                               0.52          0.50       0.56      0.53        0.62
   Net Gains (Losses) on Securities (both realized and unrealized)          (0.02)        (0.68)       0.39      0.05      (0.22)
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                                0.50        (0.18)       0.95      0.58        0.40
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                     0.58          0.58       0.53      0.53        0.54
   Distributions (from capital gains)                                           --            --         --        --          --
   In Excess of Net Investment Income                                           --            --       0.05        --          --
   Return of Capital                                                            --            --         --        --        0.08
TOTAL DISTRIBUTIONS                                                           0.58          0.58       0.58      0.53        0.62

NET ASSET VALUE, END OF PERIOD                                               $8.06         $8.14      $8.90     $8.53       $8.48

TOTAL RETURN (a)                                                             6.48%       (2.01)%     11.61%     7.13%       4.80%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)                               $102,907       $42,723    $24,541   $24,027     $29,090
   Ratio of Net Expenses to Average Net Assets*                              0.85%         1.07%      1.10%     0.88%       0.90%
   Ratio of Net Investment Income (Loss) to Average Net Assets*              6.53%         5.89%      6.52%     6.91%       6.59%
   Ratio of Gross Expenses to Average Net Assets*                            0.99%         1.11%      1.16%     0.88%       0.90%
   Portfolio Turnover Rate                                                     79%          101%        64%      110%        334%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                                                  CLASS B
YEARS ENDED SEPTEMBER 30                                                    2000(b)   1999(b)   1998(b)      1997       1996
INCEPTION DATE                                                                   --        --        --        --   12/22/93
Net Asset Value, Beginning of Period                                         $11.77    $12.55    $12.06    $11.70     $11.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                                0.61      0.55      0.58      0.63       0.60
   Net Gains (Losses) on Securities (both realized and unrealized)           (0.03)    (0.78)      0.50      0.36     (0.20)
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                                 0.58    (0.23)      1.08      0.99       0.40
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                      0.62      0.55      0.57      0.63       0.61
   Distributions (from capital gains)                                            --        --        --        --         --
   In Excess of Net Investment Income                                            --        --      0.02        --         --
TOTAL DISTRIBUTIONS                                                            0.62      0.55      0.59      0.63       0.61

NET ASSET VALUE, END OF PERIOD                                               $11.73    $11.77    $12.55    $12.06     $11.70

TOTAL RETURN (a)                                                              5.15%   (1.85)%     9.24%     8.64%      3.41%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)                                  $2,042    $2,854    $1,855    $1,401     $1,673
   Ratio of Net Expenses to Average Net Assets*                               1.55%     1.55%     1.55%     1.56%      1.60%
   Ratio of Net Investment Income (Loss) to Average Net Assets*               5.24%     4.54%     4.79%     5.17%      5.19%
   Ratio of Gross Expenses to Average Net Assets*                             1.55%     1.58%     1.85%     2.19%      2.44%
   Portfolio Turnover Rate                                                     219%      246%      219%      258%       275%


                                                                CLASS C (LEVEL LOAD) CLASS Y(d)
YEARS ENDED SEPTEMBER 30                                                     2000(b)      2000(b) 1999(b)  1998(b)    1997      1996
INCEPTION DATE                                                               9/30/99           --      --       --      --  11/29/93
Net Asset Value, Beginning of Period                                          $11.77       $11.76  $12.54    12.05  $11.69    $11.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                                 0.62         0.74    0.67     0.71    0.75      0.72
   Net Gains (Losses) on Securities (both realized and unrealized)            (0.04)       (0.05)  (0.78)     0.50    0.35    (0.22)
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                                  0.58         0.69  (0.11)     1.21    1.10      0.50
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                       0.62         0.74    0.67     0.70    0.74      0.73
   Distributions (from capital gains)                                             --           --      --       --      --        --
   In Excess of Net Investment Income                                             --           --      --     0.02      --        --
TOTAL DISTRIBUTIONS                                                             0.62         0.74    0.67     0.72    0.74      0.73

NET ASSET VALUE, END OF PERIOD                                                $11.73       $11.71  $11.76   $12.54  $12.05    $11.69

TOTAL RETURN (a)                                                               5.15%        6.11% (0.87)%   10.33%   9.74%     4.32%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)                                     $298      $59,259 $36,152  $30,067 $16,229   $19,098
   Ratio of Net Expenses to Average Net Assets*                                1.55%        0.55%   0.55%    0.55%   0.56%     0.55%
   Ratio of Net Investment Income (Loss) to Average Net Assets*                5.40%        6.34%   5.51%    5.58%   5.97%     6.14%
   Ratio of Gross Expenses to Average Net Assets*                              1.55%        0.55%   0.58%    0.57%   0.59%     0.57%
   Portfolio Turnover Rate                                                      219%         219%    246%     219%    258%      275%

------------------------------------------------------------------------------------------------------------------------------------

GE GOVERNMENT
SECURITIES FUND

                                                            CLASS B                                             CLASS C (LEVEL LOAD)
YEARS ENDED SEPTEMBER 30                                           2000(b)   1999(b)  1998(b)  1997(e)  10/31/96             2000(b)
INCEPTION DATE                                                          --        --       --       --   4/22/87             9/30/99
Net Asset Value, Beginning of Period                                 $8.20     $8.93    $8.54    $8.49      $8.71              $8.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                       0.47      0.46     0.52     0.47      0.55                0.47
   Net Gains (Losses) on Securities (both realized and unrealized)  (0.03)    (0.67)     0.39     0.05    (0.22)                0.01
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                        0.44    (0.21)     0.91     0.52      0.33                0.48
LESS DISTRIBUTIONS
   Dividends (from net investment income)                             0.52      0.52     0.48     0.47      0.48                0.54
   Distributions (from capital gains)                                   --        --       --       --        --                  --
   In Excess of Net Investment Income                                   --        --     0.04       --        --                  --
   Return of Capital                                                    --        --       --       --      0.07                  --
TOTAL DISTRIBUTIONS                                                   0.52      0.52     0.52     0.47      0.55                0.54

NET ASSET VALUE, END OF PERIOD                                       $8.12     $8.20    $8.93    $8.54     $8.49               $8.14

TOTAL RETURN (a)                                                     5.56%   (2.42)%   10.99%    6.36%     4.00%               6.08%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)                       $135,488  $269,409 $399,675 $523,303  $767,216                 $10
   Ratio of Net Expenses to Average Net Assets*                      1.60%     1.59%    1.60%    1.63%     1.69%               1.60%
   Ratio of Net Investment Income (Loss) to Average Net Assets*      5.83%     5.34%    6.00%    6.15%     5.77%               5.95%
   Ratio of Gross Expenses to Average Net Assets*                    1.72%     1.63%    1.61%    1.63%     1.69%               1.71%
   Portfolio Turnover Rate                                             79%      101%      64%     110%      334%                 79%

------------------------------------------------------------------------------------------------------------------------------------

106  GE FUNDS
     PROSPECTUS
     FINANCIAL
     HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
GE SHORT-TERM
GOVERNMENT
FUND
                                                                 CLASS A
YEARS ENDED SEPTEMBER 30                                               2000(b)      1999(b,c)     1998(b)       1997       1996
INCEPTION DATE                                                              --             --          --         --     3/2/94
Net Asset Value, Beginning of Period                                    $11.71         $12.02      $11.86     $11.79     $11.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                           0.65           0.55        0.65       0.67       0.63
   Net Gains (Losses) on Investments (both realized and unrealized)     (0.01)(j)      (0.25)        0.19       0.08     (0.05)
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                            0.64           0.30        0.84       0.75       0.58
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                 0.66           0.56        0.66       0.67       0.64
   Distributions (from capital gains)                                     0.01           0.05        0.02       0.01       0.06
TOTAL DISTRIBUTIONS                                                       0.67           0.61        0.68       0.68       0.70

NET ASSET VALUE, END OF PERIOD                                          $11.68         $11.71      $12.02     $11.86     $11.79

TOTAL RETURN (a)                                                         5.67%          2.52%       7.36%      6.57%      4.98%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)                            $22,016        $23,106      $8,199     $5,319     $3,653
   Ratio of Net Expenses to Average Net Assets*                          0.68%          0.70%       0.70%      0.70%      0.70%
   Ratio of Net Investment Income (Loss) to Average Net Assets*          5.63%          4.70%       5.47%      5.57%      5.28%
   Ratio of Gross Expenses to Average Net Assets*                        0.74%          1.01%       0.95%      1.07%      1.34%
   Portfolio Turnover Rate                                                170%           118%        185%       265%       201%

------------------------------------------------------------------------------------------------------------------------------------

GE TAX-EXEMPT
FUND
                                                                 CLASS A
YEARS ENDED SEPTEMBER 30                                                  2000(b)   1999(b,c)    1998(b)    1997(e)    10/31/96
INCEPTION DATE                                                                 --          --         --         --      9/8/93
Net Asset Value, Beginning of Period                                       $11.14      $11.83     $11.63     $11.42      $11.31
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                              0.53        0.49       0.51       0.53        0.62
   Net Gains (Losses) on Investments (both realized and unrealized)          0.02      (0.69)       0.20       0.22        0.05
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                               0.55      (0.20)       0.71       0.75        0.67
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                    0.53        0.49       0.51       0.54        0.56
   Distributions (from capital gains)                                          --          --         --         --          --
TOTAL DISTRIBUTIONS                                                          0.53        0.49       0.51       0.54        0.56

NET ASSET VALUE, END OF PERIOD                                             $11.16      $11.14     $11.83     $11.63      $11.42

TOTAL RETURN (a)                                                            5.12%     (1.84)%      6.33%      6.77%       6.13%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)                               $19,543     $22,228     $5,730    $16,542     $16,169
   Ratio of Net Expenses to Average Net Assets*                             0.85%       1.08%      1.10%      0.35%       0.00%
   Ratio of Net Investment Income (Loss) to Average Net Assets*             4.81%       4.28%      4.32%      5.01%       5.42%
   Ratio of Gross Expenses to Average Net Assets*                           0.99%       1.21%      1.23%      1.57%       1.52%
   Portfolio Turnover Rate                                                    45%         48%        74%        13%          6%
------------------------------------------------------------------------------------------------------------------------------------

                                                                             107

------------------------------------------------------------------------------------------------------------------------------------

                                                                  CLASS B

YEARS ENDED SEPTEMBER 30                                                   2000(b)      1999(b)   1998(b)       1997       1996
INCEPTION DATE                                                                  --           --        --         --     3/2/94
Net Asset Value, Beginning of Period                                        $11.70       $12.01    $11.84     $11.78     $11.90
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                               0.57         0.48      0.58       0.61       0.56
   Net Gains (Losses) on Investments (both realized and unrealized)         (0.01)(j)    (0.26)      0.20       0.06     (0.05)
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                                0.56         0.22      0.78       0.67       0.51
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                     0.59         0.48      0.59       0.60       0.57
   Distributions (from capital gains)                                         0.01         0.05      0.02       0.01       0.06
TOTAL DISTRIBUTIONS                                                           0.60         0.53      0.61       0.61       0.63

NET ASSET VALUE, END OF PERIOD                                              $11.66       $11.70    $12.01     $11.84     $11.78

TOTAL RETURN (a)                                                             4.95%        1.91%     6.83%      5.84%      4.35%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)                                   $347         $641      $895     $1,031       $145
   Ratio of Net Expenses to Average Net Assets*                              1.28%        1.30%     1.30%      1.30%      1.30%
   Ratio of Net Investment Income (Loss) to Average Net Assets*              4.94%        4.10%     4.87%      4.84%      4.67%
   Ratio of Gross Expenses to Average Net Assets*                            1.35%        1.61%     1.88%      7.77%      3.35%
   Portfolio Turnover Rate                                                    170%         118%      185%       265%       201%



                                                            CLASS C (LEVEL LOAD)   CLASS Y(d)
YEARS ENDED SEPTEMBER 30                                                 2000(b)        2000(b)   1999(b)  1998(b)    1997    1996
INCEPTION DATE                                                           9/30/99             --        --       --      --  3/2/94
Net Asset Value, Beginning of Period                                      $11.70         $11.71    $12.01   $11.85  $11.78  $11.90
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                             0.56           0.74      0.58     0.68    0.70    0.66
   Net Gains (Losses) on Investments (both realized and unrealized)        (0.02)(j)      (0.08)(j) (0.25)    0.19    0.08   (0.05)
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                              0.54           0.66      0.33     0.87    0.78    0.61
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                   0.57           0.69      0.58     0.69    0.70    0.67
   Distributions (from capital gains)                                       0.01           0.01      0.05     0.02    0.01    0.06
TOTAL DISTRIBUTIONS                                                         0.58           0.70      0.63     0.71    0.71    0.73

NET ASSET VALUE, END OF PERIOD                                            $11.66         $11.67    $11.71   $12.01  $11.85  $11.78

TOTAL RETURN (a)                                                           4.80%          5.85%     2.87%    7.65%   6.83%   5.24%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)                                 $121        $49,358    $3,140   $9,444  $7,717  $7,786
   Ratio of Net Expenses to Average Net Assets*                            1.43%          0.42%     0.45%    0.45%   0.45%   0.45%
   Ratio of Net Investment Income (Loss) to Average Net Assets*            4.93%          6.34%     4.91%    5.74%   5.80%   5.54%
   Ratio of Gross Expenses to Average Net Assets*                          1.48%          0.42%     0.76%    0.68%   0.68%   0.83%
   Portfolio Turnover Rate                                                  170%           170%      118%     185%    265%    201%

------------------------------------------------------------------------------------------------------------------------------------

                                                                CLASS B
YEARS ENDED SEPTEMBER 30                                               2000(b)    1999(b)   1998(b)   1997(e)   10/31/96

INCEPTION DATE                                                              --         --        --        --     9/8/93
Net Asset Value, Beginning of Period                                    $11.13     $11.83    $11.63    $11.44     $11.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                           0.45       0.43      0.44      0.51       0.62
   Net Gains (Losses) on Investments (both realized and unrealized)       0.03     (0.70)      0.21      0.21       0.06
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                            0.48     (0.27)      0.65      0.72       0.68
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                 0.45       0.43      0.45      0.53       0.56
   Distributions (from capital gains)                                       --         --        --        --         --
TOTAL DISTRIBUTIONS                                                       0.45       0.43      0.45      0.53       0.56

NET ASSET VALUE, END OF PERIOD                                          $11.16     $11.13    $11.83    $11.63     $11.44

TOTAL RETURN (a)                                                         4.43%    (2.34)%     5.68%     6.46%      6.12%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)                             $5,397     $7,269    $8,905   $10,133     $9,184
   Ratio of Net Expenses to Average Net Assets*                          1.60%      1.60%     1.60%     0.57%      0.00%
   Ratio of Net Investment Income (Loss) to Average Net Assets*          4.07%      3.72%     3.81%     4.79%      5.43%
   Ratio of Gross Expenses to Average Net Assets*                        1.74%      1.75%     1.71%     2.32%      2.26%
   Portfolio Turnover Rate                                                 45%        48%       74%       13%         6%



                                                                   CLASS C (LEVEL LOAD)   CLASS Y(d)
YEARS ENDED SEPTEMBER 30                                                        2000(b)     2000(b)   1999(b)   1998(b)     1997
INCEPTION DATE                                                                  9/30/99          --        --        --  9/26/97
Net Asset Value, Beginning of Period                                             $11.13      $11.58    $12.30    $12.10   $12.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                                    0.44        0.58      0.57      0.58     0.02
   Net Gains (Losses) on Investments (both realized and unrealized)                0.04        0.03    (0.72)      0.27       --
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                                     0.48        0.61    (0.15)      0.85     0.02
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                          0.45        0.58      0.57      0.65     0.01
   Distributions (from capital gains)                                                --          --        --        --       --
TOTAL DISTRIBUTIONS                                                                0.45        0.58      0.57      0.65     0.01

NET ASSET VALUE, END OF PERIOD                                                   $11.16      $11.61    $11.58    $12.30   $12.10

TOTAL RETURN (a)                                                                  4.43%       5.47%   (1.37)%     7.30%    0.11%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)                                        $105         $25       $24       $24   $3,216
   Ratio of Net Expenses to Average Net Assets*                                   1.60%       0.59%     0.59%     0.60%    0.54%
   Ratio of Net Investment Income (Loss) to Average Net Assets*                   4.06%       5.07%     4.72%     4.74%    4.31%
   Ratio of Gross Expenses to Average Net Assets*                                 1.73%       0.73%     0.74%     1.25%    0.56%
   Portfolio Turnover Rate                                                          45%         45%       48%       74%      13%
------------------------------------------------------------------------------------------------------------------------------------

108   GE FUNDS
      PROSPECTUS
      FINANCIAL
      HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
GE STRATEGIC
INVESTMENT FUND
                                                                       CLASS A

YEARS ENDED SEPTEMBER 30                                               2000(b)   1999(b,c)    1998(b)      1997      1996
INCEPTION DATE                                                              --          --         --        --    1/5/93
Net Asset Value, Beginning of Period                                    $25.04      $24.15     $24.11    $20.38    $18.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                           0.64        0.55       0.61      0.59      0.54
   Net Gains (Losses) on Investments (both realized and unrealized)       2.69        2.98       0.73      3.88      1.92
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                            3.33        3.53       1.34      4.47      2.46
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                 0.50        0.56       0.52      0.49      0.46
   Distributions (from capital gains)                                     1.01        2.08       0.78      0.25      0.08
TOTAL DISTRIBUTIONS                                                       1.51        2.64       1.30      0.74      0.54

NET ASSET VALUE, END OF PERIOD                                          $26.86      $25.04     $24.15    $24.11    $20.38

TOTAL RETURN (a)                                                        13.78%      15.28%      5.88%    22.45%    13.58%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)                           $128,847    $107,034    $49,540   $40,516   $26,467
   Ratio of Net Expenses to Average Net Assets*                          0.84%       0.87%      0.85%     0.90%     0.90%
   Ratio of Net Investment Income (Loss) to Average Net Assets*          2.44%       2.17%      2.49%     2.66%     2.81%
   Ratio of Gross Expenses to Average Net Assets*                        0.84%       0.87%      0.85%     0.94%     1.05%
   Portfolio Turnover Rate                                                103%        109%       119%      106%       93%

------------------------------------------------------------------------------------------------------------------------------------

GE HIGH
YIELD FUND
                                                     CLASS A             CLASS B          CLASS C (LEVEL LOAD)   CLASS Y (d)

YEARS ENDED SEPTEMBER 30                             2000(b)   1999(b,c)   2000(b)   1999(b)           2000(b)   2000(b)    1999(b)
INCEPTION DATE                                            --    12/31/98        --  12/31/98           9/30/99        --   12/31/98
Net Asset Value, Beginning of Period                   $9.53      $10.00     $9.53    $10.00             $9.53     $9.53     $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                         0.80        0.55      0.73      0.48              0.73      0.82       0.55
   Net Realized and Unrealized Gains (Losses) on
      Investments                                     (0.83)      (0.49)    (0.83)    (0.48)            (0.83)    (0.83)     (0.48)
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS        (0.03)        0.06    (0.10)      0.00            (0.10)    (0.01)       0.07
LESS DISTRIBUTIONS FROM:
   Net Investment Income                                0.80        0.53      0.73      0.47              0.73      0.82       0.54
   Net Realized Gains                                     --          --        --        --                --        --         --
TOTAL DISTRIBUTIONS                                     0.80        0.53      0.73      0.47              0.73      0.82       0.54

NET ASSET VALUE, END OF PERIOD                         $8.70       $9.53     $8.70     $9.53             $8.70     $8.70      $9.53

TOTAL RETURN (a)                                     (0.52%)       0.53%   (1.25%)   (0.03)%           (1.27%)   (0.26%)      0.71%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)           $6,999      $1,931    $1,082      $154            $1,019   $22,923    $20,126
   Ratio of Net Expenses to Average Net Assets*        0.97%       0.89%     1.72%     1.70%             1.72%     0.71%      0.70%
   Ratio of Net Investment Income (Loss) to Average
      Net Assets*                                      8.64%       7.57%     7.93%     6.53%             7.90%     8.79%      7.49%
   Ratio of Gross Expenses to Average Net Assets*      1.01%       1.16%     1.76%     2.05%             1.76%     0.77%      0.98%
   Portfolio Turnover Rate                               35%         27%       35%       27%               35%       35%        27%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                      CLASS B

YEARS ENDED SEPTEMBER 30                                                    2000(b)   1999(b)   1998(b)      1997       1996
INCEPTION DATE                                                                   --        --        --        --   12/22/93
Net Asset Value, Beginning of Period                                         $24.45    $23.65    $23.70    $20.04     $18.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                                0.43      0.35      0.42      0.42       0.41
   Net Gains (Losses) on Investments (both realized and unrealized)            2.63      2.93      0.69      3.82       1.87
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                                 3.06      3.28      1.11      4.24       2.28
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                      0.37      0.40      0.38      0.33       0.42
   Distributions (from capital gains)                                          1.01      2.08      0.78      0.25       0.08
TOTAL DISTRIBUTIONS                                                            1.38      2.48      1.16      0.58       0.50

NET ASSET VALUE, END OF PERIOD                                               $26.13    $24.45    $23.65    $23.70     $20.04

TOTAL RETURN (a)                                                             12.94%    14.44%     4.91%    21.57%     12.73%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)                                 $21,225   $16,372   $11,158    $5,685     $3,701
   Ratio of Net Expenses to Average Net Assets*                               1.59%     1.62%     1.63%     1.65%      1.65%
   Ratio of Net Investment Income (Loss) to Average Net Assets*               1.69%     1.44%     1.72%     1.92%      2.11%
   Ratio of Gross Expenses to Average Net Assets*                             1.59%     1.62%     1.63%     1.93%      2.10%
   Portfolio Turnover Rate                                                     103%      109%      119%      106%        93%


                                                           CLASS C (LEVEL LOAD)      CLASS Y(d)

YEARS ENDED SEPTEMBER 30                                                2000(b)      2000(b)   1999(b)   1998(b)    1997      1996
INCEPTION DATE                                                          9/30/99           --        --        --      --  11/29/93
Net Asset Value, Beginning of Period                                     $24.45       $25.10    $24.20    $24.16  $20.44    $18.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                            0.46         0.70      0.61      0.67    0.64      0.63
   Net Gains (Losses) on Investments (both realized and unrealized)        2.55         2.70      2.99      0.72    3.89      1.90
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                             3.01         3.40      3.60      1.39    4.53      2.53
LESS DISTRIBUTIONS
   Dividends (from net investment income)                                  0.54         0.57      0.62      0.57    0.56      0.50
   Distributions (from capital gains)                                      1.01         1.01      2.08      0.78    0.25      0.08
TOTAL DISTRIBUTIONS                                                        1.55         1.58      2.70      1.35    0.81      0.58

NET ASSET VALUE, END OF PERIOD                                           $25.91       $26.92    $25.10    $24.20  $24.16    $20.44

TOTAL RETURN (a)                                                         12.76%       14.06%    15.56%     6.10%  22.76%    13.95%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in thousands)                              $2,271      $70,334   $62,714   $51,802 $37,924   $36,162
   Ratio of Net Expenses to Average Net Assets*                           1.59%        0.59%     0.62%     0.64%   0.65%     0.58%
   Ratio of Net Investment Income (Loss) to Average Net Assets*           1.80%        2.69%     2.41%     2.70%   2.90%     3.16%
   Ratio of Gross Expenses to Average Net Assets*                         1.59%        0.59%     0.62%     0.64%   0.65%     0.59%
   Portfolio Turnover Rate                                                 103%         103%      109%      119%    106%      93%

------------------------------------------------------------------------------------------------------------------------------------

GE MONEY
MARKET FUND

YEARS ENDED SEPTEMBER 30                                                2000(b)     1999(b)   1998(b)       1997      1996
INCEPTION DATE                                                               --          --        --         --    1/5/93
Net Asset Value, Beginning of Period                                      $1.00       $1.00     $1.00      $1.00     $1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                           0.06%        0.05      0.05       0.05      0.05
   Net Gains (Losses) on Investments (both realized and unrealized)          --          --        --         --        --
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                             0.06        0.05      0.05       0.05      0.05
LESS DISTRIBUTIONS:
   Dividends (from net investment income)                                  0.06        0.05      0.05       0.05      0.05
   Distributions (from capital gains)                                        --          --        --         --        --

TOTAL DISTRIBUTIONS                                                        0.06        0.05      0.05       0.05      0.05

NET ASSET VALUE, END OF PERIOD                                            $1.00       $1.00     $1.00      $1.00     $1.00
TOTAL RETURN (a)                                                          5.81%       4.68%     5.23%      5.14%     5.18%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in thousands)                            $268,886    $196,155  $153,665   $114,030   $85,842
   Ratio of Net Expenses to Average Net Assets*                           0.50%       0.49%     0.50%      0.47%     0.45%
   Ratio of Net Investment Income (Loss) to Average Net Assets*           5.69%       4.58%     5.11%      5.04%     5.06%
   Ratio of Gross Expenses to Average Net Assets*                         0.50%       0.50%     0.52%      0.56%     0.66%

110  GE FUNDS
     PROSPECTUS
     FINANCIAL
     HIGHLIGHTS

--------------------------------------------------------------------------------
NOTES TO
FINANCIAL
HIGHLIGHTS

          (a) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISOR NOT ABSORBED A PORTION OF EXPENSES, TOTAL RETURNS WOULD HAVE BEEN LOWER. DATA FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

          (b) PER SHARE DATA IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

          (c) EFFECTIVE AS OF THE CLOSE OF BUSINESS SEPTEMBER 17, 1999, CLASS C SHARES OF GE FUNDS WERE COMBINED WITH CLASS A SHARES. THE CURRENT YEAR AND PRIOR YEARS' PER SHARE INFORMATION, TOTAL RETURN, AND RATIOS/SUPPLEMENTAL DATA REFLECT THE RELEVANT INFORMATION OF THE PREDECESSOR CLASS C SHARES FOR ALL FUNDS EXCEPT FOR THE GE VALUE EQUITY FUND, GE MID-CAP GROWTH FUND, GE GOVERNMENT SECURITIES FUND AND GE TAX-EXEMPT FUND WHERE THE RELEVANT INFORMATION FOR CLASS A SHARES WERE RETAINED. ALSO SEE NOTE 10 OF NOTES TO FINANCIAL STATEMENTS.

          (d) EFFECTIVE AS OF THE CLOSE OF BUSINESS SEPTEMBER 17, 1999, CLASS D SHARES WERE RENAMED CLASS Y SHARES.

          (e) FOR THE PERIOD NOVEMBER 1, 1996 (INCEPTION) THROUGH SEPTEMBER 30, 1997.

          (f) FOR THE PERIOD APRIL 28, 2000 (INCEPTION) THROUGH SEPTEMBER 30, 2000.

          (g)  LESS THAN $0.01 PER SHARE.

          (h) FOR THE PERIOD JANUARY 5, 1998 (INCEPTION) THROUGH SEPTEMBER 30, 1998.

          (i) FOR THE PERIOD DECEMBER 31, 1998 (INCEPTION) THROUGH SEPTEMBER 30, 1999.

          (j) AS A RESULT OF THE TIMING OF PURCHASES AND SALES OF FUND SHARES, PER SHARE AMOUNTS DO NOT ACCORD WITH AGGREGATE AMOUNTS APPEARING IN THE STATEMENTS OF OPERATIONS.

          *    ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

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

GE FUNDS
PROSPECTUS


--------------------------------------------------------------------------------
IF YOU WISH TO         YOU WILL FIND ADDITIONAL INFORMATION ABOUT THE GE FUNDS
KNOW MORE              IN THE FOLLOWING DOCUMENTS:

                       ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS: These reports detail the Funds' actual investments as of the report date. Reports include performance numbers and a discussion of market conditions and investment strategies that significantly affected Fund performance during the Funds' last fiscal year.

                       STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI contains additional information about the Funds and their investment strategies and policies and is incorporated by reference (legally considered part of the prospectus).

                       You may visit the SEC's Internet Website
                       (http://www.sec.gov) to view the Annual/Semi-Annual Reports, the SAI and other information about the GE Funds. Also, you can obtain copies of this information, after paying a duplicating fee, by sending your request electronically to the following e-mail address: publicinfo@sec.gov, or writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. You may review and copy information about the Funds, including the SAI, at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, call the SEC at 1-202-942-8090.

--------------------------------------------------------------------------------
GE FUNDS YOU MAY OBTAIN A FREE COPY OF THE SAI OR THE FUNDS' ANNUAL/SEMI-ANNUAL REPORT AND MAKE SHAREHOLDER INQUIRIES BY CONTACTING:

                       GE Investment Distributors, Inc.
                       P.O. Box 7900
                       3003 Summer Street
                       Stamford, CT 06904

                       TELEPHONE 1-800-242-0134

                       WEBSITE http://www.ge.com/mutualfunds

--------------------------------------------------------------------------------
INVESTMENT             GE Asset Management Incorporated
ADVISER                P.O. Box 7900
                       3003 Summer Street
                       Stamford, CT 06904

--------------------------------------------------------------------------------
TRANSFER AGENT         State Street Bank and Trust Company
AND CUSTODIAN          225 Franklin Street
                       Boston, MA 02101

--------------------------------------------------------------------------------
DISTRIBUTOR            GE Investment Distributors, Inc.
                       777 Long Ridge Road, Building B
                       Stamford, CT 06927




                  Investment Company Act file number: 811-7142
--------------------------------------------------------------------------------
GEF-PRO-1

                       STATEMENT OF ADDITIONAL INFORMATION

                   JANUARY 29, 2001 (AS REVISED JUNE 14, 2001)


GE FUNDS
3003 Summer Street, Stamford, Connecticut 06905
For information, call (800) 242-0134

*    GE U.S. Equity Fund                                   *    GE Premier Research Equity Fund
*    GE Value Equity Fund                                  *    GE Premier International Equity Fund
*    GE Mid-Cap Growth Fund                                *    GE Premier Value Equity Fund
*    GE Mid-Cap Value Equity Fund                          *    GE International Fixed Income Fund
*    GE Small-Cap Growth Equity Fund                       *    GE Fixed Income Fund
*    GE Small-Cap Value Equity Fund                        *    GE Government Securities Fund
*    GE S&P 500 Index Fund                                 *    GE Short-Term Government Fund
*    GE Global Equity Fund                                 *    GE Tax-Exempt Fund
*    GE International Equity Fund                          *    GE High Yield Fund
*    GE Europe Equity Fund                                 *    GE Strategic Investment Fund
*    GE Emerging Markets Fund                              *    GE Money Market Fund
*    GE Premier Growth Equity Fund

     This Statement of Additional Information ("SAI") supplements the information contained in the current Prospectus of GE Funds (the "Trust") dated January 29, 2001, as revised June 14, 2001 (the "Prospectus"), and should be read in conjunction with the Prospectus. This SAI, although not a prospectus, is incorporated in its entirety by reference into the Prospectus. Copies of the Prospectus describing each series of the Trust listed above ("Funds") may be obtained without charge by calling the Trust at the telephone number listed above. The Trust's financial statements for the fiscal year ended September 30, 2000 and the Auditor's Report thereon are incorporated by reference to the Trust's Annual Report. In addition, the annual report dated October 31, 1996 for certain Investor Trust Funds which are predecessor funds to the GE Mid-Cap Growth Fund, GE Value Equity Fund, GE Tax-Exempt Fund, and GE Government Securities Fund is incorporated herein by reference. Each of these Reports may be obtained without charge by calling the Trust at the telephone number listed above. Information regarding the status of shareholder accounts may be obtained by calling the Trust at the telephone number listed above or by writing to the Trust at P.O. Box 120065, Stamford, CT 06912-0065. Terms that are defined in the Prospectus shall have the same meanings in this SAI.

                          TABLE OF CONTENTS                             PAGE

Investment Strategies and Risks...........................................3
Investment Restrictions..................................................45
Portfolio Transactions and Turnover......................................51
Management of the Trust..................................................56
Purchase, Redemption and Exchange of Shares..............................67
Net Asset Value..........................................................82
Dividends, Distributions and Taxes.......................................83
The Funds' Performance...................................................90
Principal Stockholders...................................................98
Fund History and Additional Information.................................125
Financial Statements....................................................127
Appendix..................................................................1

                         INVESTMENT STRATEGIES AND RISKS

     The Prospectus discusses the investment objectives and principal investment strategies of the following diversified open-end Funds: GE U.S. Equity Fund (the "U.S. Equity Fund"), GE Value Equity Fund (the "Value Equity Fund"), GE Mid-Cap Growth Fund (the "Mid-Cap Growth Fund"), GE Mid-Cap Value Equity Fund (the "Mid-Cap Value Fund"), GE Small-Cap Value Equity Fund (the "Small-Cap Value Fund"), GE S&P 500 Index Fund ("S&P 500 Index Fund"),(1) GE Global Equity Fund (the "Global Fund"), GE International Equity Fund (the "International Fund"), GE Europe Equity Fund (the "Europe Fund"), GE Emerging Markets Fund (the "Emerging Markets Fund"), GE Premier Growth Equity Fund (the "Premier Fund"), GE Premier Research Equity Fund ("Premier Research Fund"), GE Premier International Equity Fund ("Premier International Fund"), GE Premier Value Equity Fund ("Premier Value Fund"), GE Fixed Income Fund (the "Income Fund"), GE Government Securities Fund (the "Government Securities Fund"), GE Short-Term Government Fund (the "Short-Term Government Fund"), GE Tax-Exempt Fund (the "Tax-Exempt Fund"), GE High Yield Fund (the "High Yield Fund"), GE Strategic Investment Fund (the "Strategic Fund") and GE Money Market Fund (the "Money Market Fund"). GE International Fixed Income Fund (the "International Income Fund") and GE Small-Cap Growth Equity Fund (the "Small-Cap Growth Fund"), each an additional series of the Trust, are not currently offered by the Trust.

     U.S. EQUITY FUND. The investment objective of the U.S. Equity Fund is long-term growth of capital, which objective the Fund seeks to achieve through investment primarily in equity securities of U.S. companies. In pursuing its objective, the Fund, under normal conditions, invests at least 65% of its assets in equity securities.

     VALUE EQUITY FUND. The investment objective of the Value Equity Fund is long-term growth of capital and future income. The Fund seeks to achieve its objective by

-----------------
(1) The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in securities generally or in this Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or the investors in the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices or composition of the S&P 500 Index Fund or the timing of the issuance or sale of the shares of that Fund. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY THE FUND, INVESTORS IN THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

investing primarily in equity securities of companies with large sized market capitalizations that GE Asset Management Incorporated ("GEAM"), the Fund's Investment Adviser, considers to be undervalued by the market. Undervalued securities are those selling for low prices given the fundamental characteristics of their issuers. During normal market conditions, the Fund invests at least 65% of its assets in common stocks, preferred stocks, convertible bonds, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights issued by U.S. and foreign companies.

     MID-CAP GROWTH FUND. The investment objective of the Mid-Cap Growth Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in the equity securities of companies with medium-sized market capitalizations ("mid-cap") that have the potential for above-average growth. The Fund, under normal market conditions, invests at least 65% of its total assets in a portfolio of equity securities of mid-cap companies traded on U.S. securities exchanges or in the U.S. over-the-counter market.

     MID-CAP VALUE FUND. The investment objective of the Mid-Cap Value Fund is long-term growth of capital. In seeking its investment objective, the Fund will invest primarily in equity securities of mid-cap companies that the portfolio manager believes are undervalued by the market and have above-average growth potential.

     SMALL-CAP VALUE FUND. The investment objective of the Small-Cap Value Fund is long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in a portfolio of equity securities of small-capitalization companies traded on U.S. securities exchanges or in the U.S. over-the-counter market. The Fund defines a small-cap company as one with a market capitalization within the capitalization range of the Russell 2000 Index.

     S&P 500 INDEX FUND. The investment objective of the S&P 500 Index Fund is growth of capital and accumulation of income that corresponds to the investment return of the Standard and Poor's 500 Composite Stock Index. The Fund seeks to achieve this objective by investing in common stocks comprising that Index. Under normal market conditions, the Fund invests at least 65% of its assets in equity securities.

     GLOBAL FUND. The investment objective of the Global Fund is long-term growth of capital, which the Fund seeks to achieve by investing principally in foreign equity securities. In seeking its objective, the Fund invests primarily in a portfolio of securities issued by companies located in developed and developing countries throughout the world. Although the Fund is subject to no prescribed limits on geographic asset distribution, under normal circumstances, at least 65% of the Fund's assets are invested in the aggregate in no fewer than three different countries.

     INTERNATIONAL FUND. The investment objective of the International Fund is long-term growth of capital, which the Fund seeks to achieve by investing primarily in foreign equity securities. The Fund may invest in securities of companies and governments located in developed and developing countries outside the United States. The Fund intends to position itself broadly among countries and, under normal circumstances, at least 65% of the Fund's assets will be invested in securities of issuers collectively in no fewer than three different countries other than the United States. The International Fund, under normal conditions, invests at least 65% of its assets in common stocks, preferred stocks, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights issued by companies believed by GEAM to have a potential for superior growth in sales and earnings.

     EUROPE FUND. The investment objective of the Europe Fund is long-term growth of capital. In seeking its investment objective, the Fund will invest, under normal conditions, at least 65% of its total assets in equity securities of companies located in developed European countries.

     EMERGING MARKETS FUND. The investment objective of the Emerging Markets Fund is long-term growth of capital. In seeking its investment objective, the Fund will invest, under normal conditions, at least 65% of its total assets in equity securities of issuers that are located in emerging markets countries.

     PREMIER FUND. The investment objective of the Premier Fund is long-term growth of capital and future income rather than current income. The Fund seeks to achieve this objective through investment primarily in growth-oriented equity securities which, under normal market conditions, will represent at least 65% of the Fund's assets.

     PREMIER RESEARCH FUND. The investment objective of the Premier Research Fund is long-term growth of capital and future income. The Fund seeks to achieve this objective through investment primarily in a limited number equity securities which, under normal market conditions, will represent at least 65% of the Fund's assets.

     PREMIER INTERNATIONAL FUND. The investment objective of the Premier International Fund is long-term growth of capital and future income. The Fund seeks to achieve its objective by investing primarily in foreign equity securities. The Fund, under normal conditions, invests at least 65% of its assets in a limited number of equity securities.

     PREMIER VALUE FUND. The investment objective of the Premier Value Fund is long-term growth of capital and future income. The Fund seeks to achieve its objective by investing primarily in a limited number of equity securities of companies GEAM, the Fund's investment adviser, considers to be undervalued by the market. Undervalued securities are those selling for low prices given the fundamental characteristics of their issuers. Under normal market conditions, the Fund invests at least 65% of its assets in equity securities.

     INCOME FUND. The investment objective of the Income Fund is to seek maximum income consistent with prudent investment management and the preservation of capital. Capital appreciation with respect to the Fund's portfolio securities may occur but is not an objective of the Fund. In seeking its investment objective, the Fund invests primarily in a variety of investment grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. The Fund normally has a weighted average maturity of approximately five to ten years.

     GOVERNMENT SECURITIES FUND. The investment objective of the Government Securities Fund is a high level of current income consistent with safety of principal. The Fund invests at least 65% of the value of its total assets in U.S. Government Securities, except during times when it adopts a temporary defensive position by investing more heavily in cash or high-quality money market instruments due to prevailing market or economic conditions.

     SHORT-TERM GOVERNMENT FUND. The investment objective of the Short-Term Government Fund is to seek a high level of income consistent with prudent investment management and the preservation of capital. In seeking to achieve its investment objective, the Fund will invest at least 65% of its total assets in Government Securities including repurchase agreements secured by Government Securities.

     TAX-EXEMPT FUND. The investment objective of the Tax-Exempt Fund is to seek as high a level of income exempt from Federal income taxation as is consistent with preservation of capital. The Tax-Exempt Fund operates subject to a fundamental investment policy providing that it will invest its assets so that, during any fiscal year, at least 80% of the income generated by the Fund is exempt from Federal personal income taxes and the Federal alternative minimum tax. Under normal conditions, the Fund may hold up to 10% of its total assets in cash or money market instruments, including taxable money market instruments.

     HIGH YIELD FUND. The investment objective of the High Yield Fund is to seek above-average total return over a market cycle of three to five years, consistent with reasonable risk. In seeking to achieve its investment objective, the Fund generally will invest at least 65% of its total assets in high yield securities (including bonds rated below investment grade, sometimes called "junk bonds").

     The portfolio managers of the High Yield Fund seek to identify undervalued sectors and securities through analysis of credit quality, option characteristics and liquidity. Quantitative models are used in conjunction with judgment and experience to evaluate and select securities with imbedded put or call options which are attractive on a risk- and option-adjusted basis. Successful value investing will permit the Fund to benefit from the price appreciation of individual securities during periods when interest rates are unchanged.

     The maturity and duration structure of the Fund is actively managed in anticipation of cyclical interest rate changes. Adjustments are not made in an effort to capture short-term, day-to-day movements in the market, but instead are implemented in anticipation of longer-term shifts in the levels of interest rates. Adjustment made to shorten portfolio maturity and duration are made to limit capital losses during periods when interest rates are expected to rise. Conversely, adjustments made to lengthen maturity are intended to produce capital appreciation in periods when interest rates are expected to fall. The foundation for maturity and duration strategies lies in analysis of the U.S. and global economies, focusing on levels of real interest rates, monetary and fiscal policy actions, and cyclical indicators.

     The Fund may invest in foreign bonds and other fixed income securities denominated in foreign currencies, where, in the opinion of the portfolio managers, the combination of current yield and currency value offer attractive expected returns. When the total return opportunities in a foreign bond market appear attractive in local currency terms, but where in the portfolio managers' judgment unacceptable currency risk exists, currency futures and options, forwards and swaps may be used to hedge the currency risk. In addition, the Fund may invest in securities of issuers located in emerging markets based on the portfolio managers' evaluation of both short- and long-term international economic trends and the individual emerging market securities.

     STRATEGIC FUND. The investment objective of the Strategic Fund is to maximize total return, consisting of capital appreciation and current income. In seeking its objective, the Fund follows an asset allocation strategy that provides diversification across a range of asset classes and contemplates shifts among them from time to time.

     GEAM has broad latitude in selecting the classes of investments to which the Strategic Fund's assets are committed. Although the Fund has the authority to invest solely in equity securities, solely in debt securities, solely in money market instruments or in any combination of these classes of investments, GEAM anticipates that at most times the Fund will be invested in a combination of equity and debt instruments.

     MONEY MARKET FUND. The investment objective of the Money Market Fund is to seek a high level of current income consistent with the preservation of capital and the maintenance of liquidity. In seeking its objective, the Fund invests in the following U.S. dollar denominated, short-term money market instruments: (i) Government Securities; (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers; (iii) commercial paper and notes, including those with floating or variable rates of interest; (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks; (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; (vi) debt securities issued by foreign issuers; and
(vii) repurchase agreements.

                                    * * * * *

     Supplemental information concerning certain of the securities and other instruments in which the Funds may invest, the investment policies and strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies is provided below. Unless otherwise indicated, all Funds are permitted to engage in the following investment strategies and techniques. The Funds are not obligated to pursue the following strategies or techniques and do not represent that these strategies or techniques are available now or will be available at any time in the future. A Fund will not purchase all of the following types of securities or employ all of the following strategies unless doing so is consistent with its investment objective.

                  The following tables summarize the investment techniques that may be employed by a fund. Certain techniques and limitations may be changed at the discretion of

GE Asset Management. Percentage figures refer to the percentage of a Fund's assets that may be invested in accordance with the indicated technique.

--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
                                                                                                    Purchasing      Purchasing
                                                       Reverse     Restricted and    Structured     and Writing    and Writing
                                      Repurchase     Repurchase        Illiquid      and Indexed    Securities      Securities
                        Borrowing     Agreements     Agreements      Securities      Securities       Options     Index Options
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
U.S. Equity Fund         33.33%           Yes            No              Yes             No             Yes            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
Value Equity Fund        33.33%           Yes            Yes             Yes             No             Yes            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
Mid-Cap Growth Fund      33.33%           Yes            No              Yes             No             Yes            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
Mid-Cap Value
Equity Fund              33.33%           Yes            No              Yes             Yes            Yes            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
Small-Cap Value
Equity Fund              33.33%           Yes            Yes             Yes             No             Yes            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
GE S&P 500 Index
Fund                     33.33%           Yes            Yes             Yes             No             Yes            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
Global Equity Fund       33.33%           Yes            No              Yes             No             Yes            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
International
Equity Fund              33.33%           Yes            No              Yes             No             Yes            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
Europe Equity Fund       33.33%           Yes            Yes             Yes             Yes            Yes            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
Emerging Markets
Fund                     33.33%           Yes            Yes             Yes             No             Yes            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
Premier Growth
Equity Fund              33.33%           Yes            No              Yes             No             Yes            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
GE Premier Research
Equity Fund              33.33%           Yes            Yes             Yes             No             Yes            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
GE Premier
International
Equity Fund              33.33%           Yes            Yes             Yes             No             Yes            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
GE Premier Value
Equity Fund              33.33%           Yes            Yes             Yes             No             Yes            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
Fixed Income Fund        33.33%           Yes            No              Yes             Yes            Yes            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------

--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
                                                                                                    Purchasing      Purchasing
                                                       Reverse     Restricted and    Structured     and Writing    and Writing
                                      Repurchase     Repurchase        Illiquid      and Indexed    Securities      Securities
                        Borrowing     Agreements     Agreements      Securities      Securities       Options     Index Options
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
Government
Securities Fund          33.33%           Yes            Yes             Yes             Yes            Yes            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
Short-Term
Government Fund          33.33%           Yes            No              Yes             Yes            Yes            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
Tax-Exempt Fund            10%            Yes            Yes             Yes             No             Yes            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
High Yield Fund          33.33%           Yes            Yes             Yes             Yes            Yes            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
Strategic
Investment Fund          33.33%           Yes            No              Yes             Yes            Yes            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
Money Market Fund        33.33%           Yes            Yes             No              No             No              No
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------

--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
                                                                                       Maximum
                                                                                      Investment
                                                                        Maximum        in Below-        Maximum      When-Issued
                       Futures and       Forward      Options on     Investment in    Investment      Investment     and Delayed
                        Options on       Currency      Foreign           Debt         Grade Debt      in Foreign       Delivery
                          Futures      Transactions   Currencies      Securities      Securities      Securities      Securities
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
U.S. Equity Fund           Yes            Yes            Yes             35%             5%            15%*            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
Value Equity Fund          Yes            Yes            Yes             35%             5%            25%*            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
                                                                   35% (maximum     10% in BB or
                                                                   of 25% in BBB    B by S&P or
                                                                   by S&P,  Baa     Ba or B by
                                                                   by Moody's or    Moody's or
Mid-Cap Growth Fund        Yes            Yes            Yes       equivalent)      equivalent         35%*            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
                                                                                    15% in
                                                                                    securities
                                                                                    rated BBB or
                                                                                    below by S&P
                                                                                    or Baa or
                                                                                    below by
Mid-Cap Value                                                                       Moody's or
Equity Fund                Yes            Yes            Yes             35%        equivalent         15%*            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
Small-Cap Value
Equity Fund                No             No             No              35%             10%           10%*            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
GE S&P 500 Index
Fund                       Yes            Yes            Yes             35%             5%            35%*            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
Global Equity Fund         Yes            Yes            Yes             35%             5%            100%            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
International
Equity Fund                Yes            Yes            Yes             35%             5%            100%            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
Europe Equity Fund         Yes            Yes            Yes             35%             15%           100%            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
                                                                                    10% in BB or
                                                                                    B by S&P or
                                                                                    Ba or B by
Emerging Markets                                                                    Moody's or
Fund                       Yes            Yes            Yes                        equivalent         100%            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
Premier Growth
Equity Fund                Yes            Yes            No              35%             5%            25%*            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
GE Premier Research
Equity Fund                Yes            Yes            No              35%             5%            25%*            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
GE Premier
International
Equity Fund                Yes            Yes            Yes             35%             5%            100%            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
GE Premier Value
Equity Fund                Yes            Yes            Yes             35%             5%            25%*            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
                                                                   100% (maximum    10% in BB or
                                                                   of 25% in BBB    B by S&P or
                                                                   by S&P or Baa    Ba or B by
                                                                   by Moody's or    Moody's or
Fixed Income Fund          Yes            Yes            Yes       equivalent)      equivalent         35%*            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------

--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
                                                                                       Maximum
                                                                                      Investment
                                                                        Maximum        in Below-        Maximum      When-Issued
                       Futures and       Forward      Options on     Investment in    Investment      Investment     and Delayed
                        Options on       Currency      Foreign           Debt         Grade Debt      in Foreign       Delivery
                          Futures      Transactions   Currencies      Securities      Securities      Securities      Securities
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
                                                                    100% (maximum
                                                                    of 10% in BBB
                                                                    by S&P or Baa
                                                                    by Moody's or
                                                                    equivalent;
                                                                    maximum of 25%
                                                                    in A or lower
                                                                    by S&P,
Government                                                          Moody's or
Securities Fund            Yes            Yes            Yes        equivalent)         None           35%*            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
Short-Term
Government Fund            Yes            Yes            Yes            100%            None           35%*            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
                                                                                     5% in debt
                                                                                     downgraded
                                                                    100% (maximum       below
                                                                    of 10% in BBB    investment
                                                                    by S&P or Baa       grade
                                                                    by Moody's or    subsequent
Tax-Exempt Fund            Yes            No             No         equivalent)      to purchase       None            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
High Yield Fund            Yes            Yes            Yes            100%            100%           35%*            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------

                                                                   100% (maximum    10% in BB or
                                                                   of 25% in BBB    B by S&P or
                                                                   by S&P or Baa    Ba or B by
Strategic                                                          by Moody's or    Moody's or
Investment Fund            Yes            Yes            Yes       equivalent)      equivalent         30%*            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------
Money Market Fund          No             No             No             100%            None           25%*            Yes
--------------------- -------------- -------------- -------------- ---------------- -------------- -------------- ---------------

*This limitation excludes ADRs, and securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission and listed on a U.S. national securities exchange or traded on the Nasdaq National Market or the Nasdaq Small-Cap Market.

------------------ ----------- ------------ ------------- ------------ ------------ -------------- -------------- --------------
                                                Debt                    Securities
                                             Obligations                    of                     Floating and   Participation
                     Lending                     of                        Other                      Variable     Interests in
                    Portfolio    Rule 144A  Supranational  Depositary   Investment   Municipal         Rate         Municipal
                   Securities   Securities    Agencies      Receipts       Funds        Leases       Instruments    Obligations
------------------ ----------- ------------ ------------- ------------ ------------ -------------- -------------- --------------
U.S. Equity Fund      Yes          Yes          Yes           Yes          No            No             No*            No
------------------ ----------- ------------ ------------- ------------ ------------ -------------- -------------- --------------
Value Equity Fund     Yes          Yes          Yes           Yes          Yes           No             No*            No
------------------ ----------- ------------ ------------- ------------ ------------ -------------- -------------- --------------
Mid-Cap Growth
Fund                  Yes          Yes          Yes           Yes          Yes           No             No*            No
------------------ ----------- ------------ ------------- ------------ ------------ -------------- -------------- --------------
Mid-Cap Value
Equity Fund           Yes          Yes          Yes           Yes          Yes           No             No*            No
------------------ ----------- ------------ ------------- ------------ ------------ -------------- -------------- --------------
Small-Cap Value
Equity Fund           Yes          Yes          Yes           Yes          Yes           No             No*            No
------------------ ----------- ------------ ------------- ------------ ------------ -------------- -------------- --------------
GE S&P 500 Index
Fund                  Yes          Yes          Yes           Yes          Yes           No             No*            No
------------------ ----------- ------------ ------------- ------------ ------------ -------------- -------------- --------------
Global Equity
Fund                  Yes          Yes          Yes           Yes          Yes           No             No*            No
------------------ ----------- ------------ ------------- ------------ ------------ -------------- -------------- --------------
International
Equity Fund           Yes          Yes          Yes           Yes          Yes           No             No*            No
------------------ ----------- ------------ ------------- ------------ ------------ -------------- -------------- --------------
Europe Equity
Fund                  Yes          Yes          Yes           Yes          Yes           No             Yes            No
------------------ ----------- ------------ ------------- ------------ ------------ -------------- -------------- --------------
Emerging Markets      Yes          Yes          Yes           Yes          Yes           No             No*            No
Fund
------------------ ----------- ------------ ------------- ------------ ------------ -------------- -------------- --------------
Premier Growth
Equity Fund           Yes          Yes          Yes           Yes          Yes           No             No*            No
------------------ ----------- ------------ ------------- ------------ ------------ -------------- -------------- --------------
GE Premier
Research Equity
Fund                  Yes          Yes          Yes           Yes          Yes           No             No*            No
------------------ ----------- ------------ ------------- ------------ ------------ -------------- -------------- --------------
GE Premier
International
Equity Fund           Yes          Yes          Yes           Yes          Yes           No             No*            No
------------------ ----------- ------------ ------------- ------------ ------------ -------------- -------------- --------------
GE Premier Value
Equity Fund           Yes          Yes          Yes           Yes          Yes           No             No*            No
------------------ ----------- ------------ ------------- ------------ ------------ -------------- -------------- --------------
Fixed Income Fund     Yes          Yes          Yes           Yes          Yes           No             Yes            No
------------------ ----------- ------------ ------------- ------------ ------------ -------------- -------------- --------------
Government
Securities Fund       Yes          Yes          Yes           Yes          Yes           No             Yes            No
------------------ ----------- ------------ ------------- ------------ ------------ -------------- -------------- --------------
Short-Term
Government Fund       Yes          Yes          Yes           Yes          Yes           No             Yes            No
------------------ ----------- ------------ ------------- ------------ ------------ -------------- -------------- --------------
Tax-Exempt Fund       Yes          Yes          Yes           No           Yes           Yes            Yes            Yes
------------------ ----------- ------------ ------------- ------------ ------------ -------------- -------------- --------------
High Yield Fund       Yes          Yes          Yes           Yes          Yes           No             Yes            No
------------------ ----------- ------------ ------------- ------------ ------------ -------------- -------------- --------------

                                             Debt                    Securities              Floating
                                          Obligations                    of                     and         Participation
                   Lending                    of                       Other                  Variable      Interests in
                  Portfolio    Rule 144A  Supranational Depositary   Investment   Municipal     Rate          Municipal
                  Securities  Securities    Agencies     Receipts       Funds       Leases    Instruments     Obligations
----------------- ---------- ----------- ------------- ----------- ------------- ---------- ------------- -------------------
Strategic
Investment Fund      Yes        Yes          Yes          Yes          Yes          Yes         Yes              Yes
----------------- ---------- ----------- ------------- ----------- ------------- ---------- ------------- -------------------
Money Market
Fund                 Yes        Yes          Yes           No           No          No          Yes               No
----------------- ---------- ----------- ------------- ----------- ------------- ---------- ------------- -------------------

* Excludes commercial paper and notes with variable and floating rates of interest.

----------------------- ------------ ------------ ------------- ------------ ------------ ------------ ----------- -----------
                                                                                         Asset-Backed
                                                                  Mortgage   Government   Securities
                                                   Custodial      Related     Stripped        and                     Short
                            Zero     Municipal   Receipts on    Securities    Mortgage    Receivable-   Mortgage     Sales
                           Coupon   Obligations    Municipal     including     Related       Backed       Dollar     Against
                         Obligations Components  Obligations      CMOs       Securities   Securities     Rolls      the Box
----------------------- ------------ ------------ ------------- ------------ ------------ ------------ ----------- -----------
U.S. Equity Fund            Yes          No            No           No           No           No           No          No
----------------------- ------------ ------------ ------------- ------------ ------------ ------------ ----------- -----------
Value Equity Fund           No           No            No           No           No           No           No         Yes
----------------------- ------------ ------------ ------------- ------------ ------------ ------------ ----------- -----------
Mid-Cap Growth Fund         No           No            No           No           No           No           No         Yes
----------------------- ------------ ------------ ------------- ------------ ------------ ------------ ----------- -----------
Mid-Cap Value Equity
Fund                        Yes          No            No           No           No           No           No         Yes
----------------------- ------------ ------------ ------------- ------------ ------------ ------------ ----------- -----------
Small-Cap Value
Equity Fund                 No           No            No           No           No           No           No         Yes
----------------------- ------------ ------------ ------------- ------------ ------------ ------------ ----------- -----------
GE S&P 500 Index Fund       No           No            No           No           No           No           No          No
----------------------- ------------ ------------ ------------- ------------ ------------ ------------ ----------- -----------
Global Equity Fund          No           No            No           No           No           No           No         Yes
----------------------- ------------ ------------ ------------- ------------ ------------ ------------ ----------- -----------
International Equity
Fund                        No           No            No           No           No           No           No         Yes
----------------------- ------------ ------------ ------------- ------------ ------------ ------------ ----------- -----------
Europe Equity Fund          No           No            No           No           No           No           No         Yes
----------------------- ------------ ------------ ------------- ------------ ------------ ------------ ----------- -----------
Emerging Markets Fund       No           No            No           No           No           No           No         Yes
----------------------- ------------ ------------ ------------- ------------ ------------ ------------ ----------- -----------
Premier Growth Equity
Fund                        No           No            No           No           No           No           No          No
----------------------- ------------ ------------ ------------- ------------ ------------ ------------ ----------- -----------
GE Premier Research
Equity Fund                 No           No            No           No           No           No           No          No
----------------------- ------------ ------------ ------------- ------------ ------------ ------------ ----------- -----------
GE Premier
International Equity
Fund                        No           No            No           No           No           No           No         Yes
----------------------- ------------ ------------ ------------- ------------ ------------ ------------ ----------- -----------
GE Premier Value
Equity Fund                 No           No            No           No           No           No           No         Yes
----------------------- ------------ ------------ ------------- ------------ ------------ ------------ ----------- -----------
Fixed Income Fund           Yes          No            No           Yes          Yes          Yes         Yes          No
----------------------- ------------ ------------ ------------- ------------ ------------ ------------ ----------- -----------
Government Securities
Fund                        Yes          No            No           Yes          Yes          Yes         Yes         Yes
----------------------- ------------ ------------ ------------- ------------ ------------ ------------ ----------- -----------
Short-Term Government
Fund                        Yes          No            No           Yes          Yes          Yes         Yes          No
----------------------- ------------ ------------ ------------- ------------ ------------ ------------ ----------- -----------

----------------------- ------------ ------------ ------------- ------------ ------------ ------------ ----------- -----------
                                                                                         Asset-Backed
                                                                  Mortgage   Government   Securities
                                                   Custodial      Related     Stripped        and                     Short
                            Zero     Municipal   Receipts on    Securities    Mortgage    Receivable-   Mortgage     Sales
                           Coupon   Obligations    Municipal     including     Related       Backed       Dollar     Against
                         Obligations Components  Obligations      CMOs       Securities   Securities     Rolls      the Box
----------------------- ------------ ------------ ------------- ------------ ------------ ------------ ----------- -----------
Tax-Exempt Fund             Yes          Yes          Yes           No           No           No           No         Yes
----------------------- ------------ ------------ ------------- ------------ ------------ ------------ ----------- -----------
High Yield Fund             Yes          No            No           Yes          Yes          Yes         Yes         Yes
----------------------- ------------ ------------ ------------- ------------ ------------ ------------ ----------- -----------
Strategic Investment
Fund                        Yes          Yes          Yes           Yes          Yes          Yes         Yes          No
----------------------- ------------ ------------ ------------- ------------ ------------ ------------ ----------- -----------
Money Market Fund           No           No            No           No           No           Yes          No          No
----------------------- ------------ ------------ ------------- ------------ ------------ ------------ ----------- -----------


     MONEY MARKET FUND INVESTMENTS. The Money Market Fund limits its portfolio investments to securities that the Trust's Board of Trustees determines present minimal credit risk and that are "Eligible Securities" at the time of acquisition by the Fund. "Eligible Securities" means securities rated by the requisite nationally recognized statistical rating organizations ("NRSROs") in one of the two highest short-term rating categories, consisting of issuers that have received these ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (i) any two NRSROs that have issued ratings with respect to a security or class of debt obligations of an issuer or (ii) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. Currently, five organizations are
NRSROs: S&P, Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc., Duff and Phelps, Inc. and Thomson BankWatch Inc. A discussion of the ratings categories is contained in the appendix to this SAI. By limiting its investments to Eligible Securities, the Fund may not achieve as high a level of current income as a fund investing in lower-rated securities.

     The Money Market Fund may not invest more than 5% of its total assets in the securities of any one issuer, except for Government Securities and except to the extent permitted under rules adopted by the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, the Fund may not invest more than 5% of its total assets in Eligible Securities that have not received the highest short-term rating for debt obligations and comparable unrated securities (collectively, "Second Tier Securities"), and may not invest more than the greater of $1,000,000 or 1% of its total assets in the Second Tier Securities of any one issuer. The Fund may invest more than 5% (but not more than 25%) of the then-current value of the Fund's total assets in the securities of a single issuer for a period of up to three business days, so long as (i) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such ratings with respect to other short-term debt securities or are comparable unrated securities and (ii) the Fund does not make more than one such investment at any one time. Determinations of comparable quality for purchases of unrated securities are made by GEAM in accordance with procedures established by the Board of Trustees. The Fund invests only in instruments that have (or, pursuant to regulations adopted by the SEC, are deemed to have) remaining maturities of 13 months or less at the date of purchase (except securities subject to repurchase agreements), determined in accordance with a rule promulgated by the SEC. Up to 25% of the Fund's total assets may be invested in foreign securities, excluding, for purposes of this limitation, ADRs, U.S., and securities of a foreign issuer with a class of securities registered with the SEC and listed on a U.S. national securities exchange or traded on the Nasdaq Small-Cap Market. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. The assets of the Fund are valued on the basis of amortized cost, as described below under "Net Asset Value." The Fund also may hold liquid Rule 144A Securities (see "Non-Publicly Traded and Illiquid Securities").

     MONEY MARKET INSTRUMENTS. The types of money market instruments in which each Fund, other than the Money Market Fund, may invest directly or indirectly through its investment in the GEI Short-Term Investment Fund (the "Investment Fund"), described below, are as follows: (i) securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities ("Government Securities"), (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (iii) commercial paper and notes, including those with variable and floating rates of interest, (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities,
(vi) debt securities issued by foreign issuers and (vii) repurchase agreements.

     Each Fund, other than the Money Market Fund, may also invest in the Investment Fund, an investment fund created specifically to serve as a vehicle for the collective investment of cash balances of the Funds (other than the Money Market Fund) and other accounts advised by GEAM. The Investment Fund invests exclusively in the money market instruments described in (i) through
(vii) above. The Investment Fund is advised by GEAM. No advisory fee is charged by GEAM to the Investment Fund, nor will a Fund incur any sales charge, redemption fee, distribution fee or service fee in connection with its investments in the Investment Fund. Each Fund, other than the Money Market Fund, may invest up to 25% (5% in the case of the Tax-Exempt Fund) of its assets in the Investment Fund.

     Each of the Funds may invest in the following types of Government
Securities: debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("Ginnie Mae"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks Funding Corporation, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("Fannie Mae"), Federal Deposit Insurance Corporation, Maritime Administration, Tennessee Valley Authority, District of Columbia

Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Certain of the Government Securities that may be held by the Funds are instruments that are supported by the full faith and credit of the United States, whereas other Government Securities that may be held by the Funds are supported by the right of the issuer to borrow from the U.S. Treasury or are supported solely by the credit of the instrumentality. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, a Fund will invest in obligations issued by an instrumentality of the U.S. Government only if the Investment Manager(2) determines that the instrumentality's credit risk does not make its securities unsuitable for investment by the Fund.

     Each Fund, other than the Money Market Fund, may invest in money market instruments issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities. Money market instruments held by a Fund, other than the Money Market Fund, may be rated no lower than A-2 by Standard & Poor's ("S&P") or Prime-2 by Moody's or the equivalent from another NRSRO, or if unrated, must be issued by an issuer having an outstanding unsecured debt issue then rated within the three highest categories. A description of the rating systems of Moody's and S&P is contained in the Appendix. At no time will the investments of a Fund, other than the Tax-Exempt Fund and the Money Market Fund, in bank obligations, including time deposits, exceed 25% of the value of the Fund's assets.

     TEMPORARY DEFENSIVE POSITIONS. During periods when the Investment Manager believes there are unstable market, economic, political or currency conditions domestically or abroad, the Investment Manager may assume, on behalf of a Fund other than the S&P 500 Index Fund, a temporary defensive posture and (i) without limitation hold cash and/or invest in money market instruments, or (ii) restrict the securities markets in which the Fund's assets will be invested by investing those assets in securities markets deemed by the Investment Manager to be conservative in light of the Fund's investment objective and policies. Under normal circumstances, each Fund may invest a portion of its total assets in cash and/or money market instruments for cash management purposes, pending investment in accordance with the Fund's investment objective and policies and to meet operating expenses. To the extent that a Fund, other than the Money Market Fund, holds cash or invests in money market instruments, it may not achieve its investment objective. For temporary defensive purposes, the Premier Growth Fund may invest in fixed income securities without limitation.

     BANK OBLIGATIONS. Domestic commercial banks organized under Federal law are supervised and examined by the U.S. Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation ("FDIC"). Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and generally are not bound by mandatory reserve requirements,


-----------------
(2) As used in this SAI, the term "Investment Manager" shall refer to GEAM, the Funds' investment adviser and administrator, SSgA Funds Management, Inc., Palisade Capital Management, L.L.C. or Miller Anderson & Sherrerd, LLP, the sub-advisers to the S&P 500 Index Fund, the Small-Cap Value Fund and the High Yield Fund respectively.

loan limitations, accounting, auditing and financial reporting standards comparable to U.S. banks. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. These obligations entail risks that are different from those of investments in obligations in domestic banks, including foreign economic and political developments outside the United States, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding or other taxes on income.

     A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (i) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (ii) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, less information may be available to the public about a U.S. branch of a foreign bank than about a U.S. bank.

     DEBT INSTRUMENTS. A debt instrument held by a Fund will be affected by general changes in interest rates that will in turn result in increases or decreases in the market value of those obligations. The market value of debt instruments in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the yield of a Fund holding a significant amount of debt instruments will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, money received by such a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite result can be expected to occur.

     RATINGS AS INVESTMENT CRITERIA. The ratings of "NRSROs" such as S&P or Moody's represent the opinions of those organizations as to the quality of securities that they rate. Although these ratings, which are relative and subjective and are not absolute standards of quality, are used by the Investment Manager as initial criteria for the selection of portfolio securities on behalf of the Funds, the Investment Manager also relies upon its own analysis to evaluate potential investments.

     Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Although neither event will require the sale of the securities by a Fund, other than the Money Market Fund, the Investment Manager will consider the event in its determination of whether the Fund should continue to hold the securities. In the event the rating of a security held by the Money Market Fund falls below the minimum acceptable rating or the issuer of the security defaults, the Money Market Fund will dispose of the security as soon as practicable, unless the Board determines that disposal of the security would not be in the best interests of the Money Market Fund. To the extent that a NRSRO's ratings change as a result of a change in the NRSRO or its rating system, the Funds will attempt to use comparable ratings as standards for their investments in accordance with their investment objectives and policies.

     CERTAIN INVESTMENT GRADE DEBT OBLIGATIONS. Although obligations rated BBB by S&P or Baa by Moody's are considered investment grade, they may be viewed as being subject to greater risks than other investment grade obligations. Obligations rated BBB by S&P are regarded as having only an adequate capacity to pay principal and interest and those rated Baa by Moody's are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well.

     BELOW INVESTMENT-GRADE DEBT SECURITIES. Certain Funds are authorized to invest in securities rated lower than investment grade (sometimes referred to as "junk bonds"). Below investment-grade and comparable unrated securities (collectively referred to as "below investment-grade" securities) likely have quality and protective characteristics that, in the judgment of a rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions, and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Securities in the lowest rating categories may be in default or may present substantial risks of default.

     The market values of certain below investment-grade securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, below investment-grade securities generally present a higher degree of credit risk. Issuers of below investment-grade securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by these issuers is significantly greater because below investment-grade securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for below investment-grade securities may diminish the Trust's ability to obtain accurate market quotations for purposes of valuing the securities held by a Fund and calculating the Fund's net asset value.

     REPURCHASE AND REVERSE REPURCHASE AGREEMENTS. Each Fund may engage in repurchase agreement transactions with respect to instruments in which the Fund is authorized to invest. The Funds may engage in repurchase agreement transactions with certain member banks of the Federal Reserve System and with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, which is deemed a loan for purposes of the 1940 Act, a Fund would acquire an underlying obligation for a relatively short period (usually from one to seven days) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the securities underlying a repurchase agreement of a Fund are monitored on an ongoing basis by the Investment Manager to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. The Investment Manager also monitors, on an ongoing basis to evaluate potential risks, the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements. Income derived by the Tax-Exempt Fund when engaging in a repurchase agreement is not exempt from Federal income taxation.

     Certain Funds may engage in reverse repurchase agreements, subject to their investment restrictions. A reverse repurchase agreement, which is considered a borrowing by a Fund, involves a sale by the Fund of securities that it holds concurrently with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A Fund uses the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests and to make cash payments of dividends and distributions when the sale of the Fund's securities is considered to be disadvantageous. Cash, Government Securities or other liquid assets equal in value to a Fund's obligations with respect to reverse repurchase agreements are segregated and maintained with the Trust's custodian or designated sub-custodian.

     In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

     NON-PUBLICLY TRADED AND ILLIQUID SECURITIES. Each Fund, other than the Money Market Fund, may invest up to 10% of its assets in non-publicly traded securities. Non-publicly traded securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, Rule 144A Securities that have been determined to be liquid by the Board based upon the trading markets for the securities. In addition, each Fund, other than the Money Market Fund, may invest up to 15% (10% in the case of the Tax-Exempt Fund) of its assets in "illiquid securities"; the Money Market Fund may not, under any circumstance, invest in illiquid securities. Illiquid securities are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities that are held by a Fund may take the form of options traded over-the-counter, repurchase agreements maturing in more than seven days, certain mortgage related securities and securities subject to restrictions on resale that the Investment Manager has determined are not liquid under guidelines established by the Board.

     Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund. In addition, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. A Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that the Investment Manager deems representative of their value, the value of the Fund's net assets could be adversely affected.

     RULE 144A SECURITIES. Each of the Funds may purchase Rule 144A Securities. Certain Rule 144A Securities may be considered illiquid and therefore subject to a Fund's limitation on the purchase of illiquid securities, unless the Board determines on an ongoing basis that an adequate trading market exists for the Rule 144A Securities. A Fund's purchase of Rule 144A Securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities held by the Fund. The Board has established standards and procedures for determining the liquidity of a Rule 144A Security and monitors the Investment Manager's implementation of the standards and procedures. The ability to sell to qualified institutional buyers under Rule 144A is a recent development and GEAM cannot predict how this market will develop.

     WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. To secure prices or yields deemed advantageous at a particular time, each Fund may purchase securities on a when-issued or delayed-delivery basis, in which case, delivery of the securities occurs beyond the normal settlement period; no payment for or delivery of the securities is made by, and no income accrues to, the Fund, however, prior to the actual delivery or payment by the other party to the transaction. Each Fund will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by a Fund may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. Cash or other liquid assets in an amount equal to the amount of each Fund's when-issued or delayed-delivery purchase commitments will be segregated with the Trust's custodian, or with a designated subcustodian, in order to avoid or limit any leveraging effect that may arise in the purchase of a security pursuant to such a commitment.

     Securities purchased on a when-issued or delayed-delivery basis may expose a Fund to risk because the securities may experience fluctuations in value prior to their delivery. Purchasing securities on a when-issued or delayed- delivery basis can involve the additional risk that the return available in the market when the delivery takes place may be higher than that applicable at the time of the purchase. This characteristic of when-issued and delayed-delivery securities could result in exaggerated movements in a Fund's net asset value.

     When a Fund engages in when-issued or delayed-delivery securities transactions, it relies on the selling party to consummate the trade. Failure of the seller to do so may result in the Funds incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     WARRANTS. Because a warrant, which is a security permitting, but not obligating, its holder to subscribe for another security, does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because a warrant does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date. The investment by a Fund in warrants valued at the lower of cost or market, may not exceed 5% of the value of the Fund's net assets. The Money Market Fund may not invest in any form of warrants. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

     FOREIGN SECURITIES. Investing in securities issued by foreign companies and governments, including securities issued in the form of depositary receipts, involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. Government and U.S. corporations. Less information may be available about foreign companies than about U.S. companies, and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than those charged in the United States and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, limitations on the use or removal of funds or other assets (including the withholding of dividends), and potential difficulties in enforcing contractual obligations, and could be subject to extended clearance and settlement periods.

     DEPOSITARY RECEIPTS. Certain Funds may invest in securities of foreign issuers in the form of ADRs and European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"). ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR. Each of these Funds may invest in ADRs through both sponsored and unsponsored arrangements. EDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities.

     EURO CONVERSION. The recent introduction of a single European currency, the EURO, on January 1, 1999 for participating European countries in the Economic Monetary Union ("Participating Countries") presents unique risks and uncertainties for investors in those countries, including (i) whether the payment and operational systems of banks and other financial institutions will perform as expected; (ii) the creation of suitable clearing and settlement payment schemes for the EURO; (iii) the legal treatment of outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the EURO; (iv) the fluctuation of the EURO relative to non-EURO currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; and (v) whether the interest rate, tax and labor regimes of the Participating Countries will converge over time. Further, the conversion of the currencies of other Economic Monetary Union countries, such as the United Kingdom, and the admission of other countries, including Central and Eastern European countries, to the Economic Monetary Union could adversely affect the EURO. These or other factors may cause market disruptions and could adversely affect the value of European securities and currencies held by the Funds.

     CURRENCY EXCHANGE RATES. A Fund's share value may change significantly when the currencies, other than the U.S. dollar, in which the Fund's portfolio investments are denominated, strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

     DEVELOPING COUNTRIES. Investing in securities issued by companies located in developing countries involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of developing countries that may affect investment in their markets include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed legal structures governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies located in developing countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

     LENDING PORTFOLIO SECURITIES. Each Fund is authorized to lend its portfolio securities to well-known and recognized U.S. and foreign brokers, dealers and banks. These loans, if and when made, may not exceed 30% (5% in the case of the Tax-Exempt Fund) of a Fund's assets taken at value. The Fund's loans of securities will be collateralized by cash, letters of credit or Government Securities. Cash or instruments collateralizing a Fund's loans of securities are segregated and maintained at all times with the Trust's custodian, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities. In lending securities, a Fund will be subject to risks, which, like those associated with other extensions of credit, include possible loss of rights in the collateral should the borrower fail financially. Income derived by the Tax-Exempt Fund on any loan of its portfolio securities will not be exempt from Federal income taxation.

     If a Fund loans its portfolio securities, it will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value;
(v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, the Trust's Board of Trustees (the "Board") must terminate the loan and regain the right to vote the securities. From time to time, a Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and is acting as a "finder."

     SECURITIES OF OTHER INVESTMENT COMPANIES. Certain Funds may invest in investment funds that invest principally in securities in which the Fund is authorized to invest. Currently, under the 1940 Act, a Fund may hold securities of another investment company in amounts which (a) do not exceed 3% of the total outstanding voting stock of such company, (b) do not exceed 5% of the value of the Fund's total assets and (c) when added to all other investment company securities held by the Fund, do not exceed 10% of the value of the Fund's total assets. Investments by a Fund (other than the Money Market Fund) in the Investment Fund is not considered an investment in another investment company for purposes of this restriction. To the extent a Fund invests in other investment companies, the Fund's shareholders will incur certain duplicative fees and expenses, including investment advisory fees.

     PURCHASING PUT AND CALL OPTIONS ON SECURITIES. Each Fund, other than the Money Market Fund, may purchase put and call options that are traded on a U.S. or foreign securities exchange or in the over-the-counter market. A Fund may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Fund will seek to limit its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. A Fund may utilize up to 10% of its assets to purchase call options on portfolio securities. Call options may be purchased by a Fund in order to acquire the underlying securities for a price that avoids any additional cost that would result from a substantial increase in the market value of a security. A Fund may also purchase call options to increase its return at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to their expirations, put and call options may be sold by a Fund in closing sale transactions, which are sales by the Fund, prior to the exercise of options that it has purchased, of options of the same series. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. The aggregate value of the securities underlying the calls or obligations underlying the puts, determined as of the date the options are sold, shall not exceed 25% of the net assets of a Fund. In addition, the premiums paid by a Fund in purchasing options on securities, options on securities indices, options on foreign currencies and options on futures contracts will not exceed 20% of the Fund's net assets.

     COVERED OPTION WRITING. Each Fund, other than the Money Market Fund, may write covered put and call options on securities. A Fund will realize fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period.

     The Funds with option-writing authority will write only options that are covered. A call option written by a Fund will be deemed covered (i) if the Fund owns the securities underlying the call or has an absolute and immediate right to acquire those securities without additional cash consideration upon conversion or exchange of other securities held in its portfolio, (ii) if the Fund holds a call at the same exercise price for the same exercise period and on the same securities as the call written, (iii) in the case of a call option on a stock index, if the Fund owns a portfolio of securities substantially replicating the movement of the index underlying the call option, or (iv) if at the time the call is written, an amount of cash, securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities ("Government Securities") or other liquid assets equal to the fluctuating market value of the optioned securities, is segregated with the Trust's custodian or with a designated sub-custodian. A put option will be deemed covered (i) if, at the time the put is written, an amount of cash, Government Securities or other liquid assets having a value at least equal to the exercise price of the underlying securities is segregated with the Trust's custodian or with a designated sub-custodian, or (ii) if the Fund continues to own an equivalent number of puts of the same "series" (that is, puts on the same underlying securities having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying securities) with exercise prices greater than those that it has written (or if the exercise prices of the puts it holds are less than the exercise prices of those it has written, the difference is segregated with the Trust's custodian or with a designated sub-custodian).

     The principal reason for writing covered call options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

     Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.

     So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

     A Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, a Fund would purchase, prior to the holder's exercise of an option that the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of a Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. An option position may be closed out only if a secondary market exists for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of the need for a secondary market in which to close an option position, the Funds are expected to purchase only call or put options issued by the Clearing Corporation. The Investment Manager expects that the Funds will write options, other than those on Government Securities, only on national securities exchanges. Options on Government Securities may be written by the Funds in the over-the-counter market.

     A Fund may realize a profit or loss upon entering into closing transactions. When a Fund has written an option, for example, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option; the Fund will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. When a Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

     Option writing for a Fund may be limited by position and exercise limits established by U.S. securities exchanges and the National Association of Securities Dealers, Inc. and by requirements of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company. In addition to writing covered put and call options to generate current income, a Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio's position being offset by a loss on the hedge position.

     A Fund will engage in hedging transactions only when deemed advisable by the Investment Manager. Successful use by a Fund of options will depend on the Investment Manager's ability to predict correctly movements in the direction of the securities underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance.

     SECURITIES INDEX OPTIONS. In seeking to hedge all or a portion of its investments, each Fund, other than the Money Market Fund, may purchase and write put and call options on securities indices listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indices include securities held in the Fund's portfolio. The Funds with such option writing authority may write only covered options. A Fund may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

     A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indexes are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery of an underlying security; the option in the case of an option on a securities index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. A Fund may purchase and write put and call options on securities indexes or securities index futures contracts that are traded on a U.S. exchange or board of trade or a foreign exchange, to the extent permitted under rules and interpretations of the Commodity Futures Trading Commission ("CFTC"), as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A securities index fluctuates with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

     The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

     The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund realizes a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a Fund of options on securities indices is subject to the Investment Manager's ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.

     Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although a Fund will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the Investment Manager desires that a Fund engage in such a transaction.

     OVER-THE-COUNTER ("OTC") OPTIONS. Certain Funds may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

     Listed options generally have a continuous liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. Although the Funds will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a Fund. Until a Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a Fund's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option.

     FUTURES AND RELATED OPTIONS. Each Fund, other than the Small-Cap Value Fund and the Money Market Fund, may enter into interest rate, financial and stock or bond index futures contracts or related options that are traded on a U.S. or foreign exchange or board of trade approved by the CFTC or in the over-the-counter market. If entered into, these transactions will be made solely for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, to gain market exposure for accumulating and residual cash positions, for duration management, or when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund involved. No Fund will enter into a transaction involving futures and options on futures for speculative purposes.

     An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Financial futures contracts are contracts that obligate the holder to deliver (in the case of a futures contract that is sold) or receive (in the case of a futures contract that is purchased) at a future date a specified quantity of a financial instrument, specified securities, or the cash value of a securities index. A municipal bond index futures contract is based on an index of long-term, tax-exempt municipal bonds and a corporate bond index futures contract is based on an index of corporate bonds. Stock index futures contracts are based on indices that reflect the market value of common stock of the companies included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. An option on an interest rate or index futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

     A Fund may not enter into futures and options contracts for which aggregate initial margin deposits and premiums paid for unexpired options exceed 5% of the fair market value of the Fund's total assets, after taking into account unrealized losses or profits on futures contracts or options on futures contracts into which it has entered. The current view of the staff of the SEC is that a Fund's long and short positions in futures contracts as well as put and call options on futures written by it must be collateralized with cash or other liquid assets and segregated with the Trust's custodian or a designated sub-custodian or "covered" in a manner similar to that for covered options on securities and designed to eliminate any potential leveraging.

     No consideration is paid or received by a Fund upon trading a futures contract. Upon entering into a futures contract, cash, short-term Government Securities or other U.S. dollar-denominated, high-grade, short-term money market instruments equal to approximately 1% to 10% of the contract amount will be segregated with the Trust's custodian or a designated sub-custodian. This amount, which is subject to change by the exchange on which the contract is traded, is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, so long as all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Fund may elect to close a position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

     If a Fund has hedged against the possibility of an increase in interest rates and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it may have to sell securities to meet daily variation margins requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

     An option on a futures contract, unlike a direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, no daily cash payments are made to reflect changes in the value of the underlying contract. The value of the option, however, does change daily and that change would be reflected in the net asset value of the Fund holding the options.

     The use of futures contracts and options on futures contracts as a hedging device involves several risks. No assurance can be given that a correlation will exist between price movements in the underlying securities or index and price movements in the securities that are the subject of the hedge. Furthermore, because any income earned from transactions in futures contracts and related options will be taxable, the Investment Manager of the Tax-Exempt Fund anticipates that the Fund will invest in these instruments only in unusual circumstances, such as when the Investment Manager anticipates a significant change in interest rates or market conditions. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance.

     Although the Trust intends that the Funds enter into futures contracts only if an active market exists for the contracts, positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered and no assurance can be given that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made on that day at a price beyond that limit. Futures contract prices may move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such a case, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract.

     FORWARD CURRENCY TRANSACTIONS. Certain Funds, may hold currencies to meet settlement requirements for foreign securities and may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the Fund's securities are or may be denominated. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. No Fund will enter into forward currency transactions for speculative purposes. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code for a given year.

     Forward currency contracts are agreements to exchange one currency for another at a future date. The date (which may be any agreed-upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated and fixed for the term of the contract at the time that a Fund enters into the contract. Forward currency contracts (i) are traded in a market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (ii) generally have no deposit requirements and (iii) are typically consummated without payment of any commissions. A Fund, however, may enter into forward currency contracts requiring deposits or involving the payment of commissions. The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. To assure that a Fund's forward currency contracts are not used to achieve investment leverage, cash or other liquid assets will be segregated with the Trust's custodian or a designated sub-custodian in an amount at all times equal to or exceeding the Fund's commitment with respect to the contracts.

     Upon maturity of a forward currency contract, a Fund may (i) pay for and receive the underlying currency, (ii) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (iii) negotiate with the dealer to terminate the forward contract into an offset with the currency trader providing for the Fund's paying or receiving the difference between the exchange rate fixed in the contract and the then current exchange rate. The Trust may also be able to negotiate such an offset on behalf of a Fund prior to maturity of the original forward contract. No assurance can be given that new forward contracts or offsets will always be available to a Fund.

     In hedging a specific portfolio position, a Fund may enter into a forward contract with respect to either the currency in which the position is denominated or another currency deemed appropriate by the Investment Manager. A Fund's exposure with respect to forward currency contracts is limited to the amount of the Fund's aggregate investments in instruments denominated in foreign currencies.

     In entering into forward currency contracts, a Fund will be subject to a number of risks and special considerations. The market for forward currency contracts, for example, may be limited with respect to certain currencies. The existence of a limited market may in turn restrict the Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities. The successful use of forward currency contracts as a hedging technique draws upon the Investment Manager's special skills and experience with respect to those instruments and will usually depend upon the Investment Manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a less advantageous position than if those strategies had not been used. Many forward currency contracts are subject to no daily price fluctuation limits so that adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time. If a devaluation is generally anticipated, a Fund may not be able to sell currency at a price above the anticipated devaluation level. In addition, the correlation between movements in the prices of those contracts and movements in the prices of the currencies hedged or used for cover will not be perfect. Although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

     The ability to dispose of a Fund's positions in forward currency contracts depends on the availability of active markets in those instruments, and the Investment Manager cannot predict the amount of trading interest that may exist in the future in forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. As a result, no assurance can be given that a Fund will be able to utilize these contracts effectively for the intended purposes.

     OPTIONS ON FOREIGN CURRENCIES. Certain Funds, may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency denominated securities and against increases in the U.S. dollar cost of securities to be acquired by the Fund. The Funds with such option writing authority may write only covered options. No Fund will enter into a transaction involving options on foreign currencies for speculative purposes. Options on foreign currencies to be written or purchased by a Fund are traded on U.S. or foreign exchanges or in the over-the-counter market. The Trust will limit the premiums paid on a Fund's options on foreign currencies to 5% of the value of the Fund's total assets.

     Certain transactions involving options on foreign currencies are undertaken on contract markets that are not regulated by the CFTC. Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on those exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to those transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Clearing Corporation, thereby reducing the risk of counterparty default. In addition, a liquid secondary market in options traded on a national securities exchange may exist, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market as described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the Clearing Corporation, which has established banking relationships in applicable foreign countries for this purpose. As a result, the Clearing Corporation may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the Clearing Corporation or its clearing members, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

     Like the writing of other kinds of options, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received; a Fund could also be required, with respect to any option it has written, to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuation in exchange rates, although in the event of rate movements adverse to a Fund's position, the Fund could forfeit the entire amount of the premium plus related transaction costs.

     Options on foreign currencies may be traded on foreign exchanges, to the extent permitted by the CFTC. These transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of these positions could also be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability of data on which to make trading decisions than in the United States, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume.

     STRUCTURED AND INDEXED SECURITIES. Certain Funds may also invest in structured and indexed securities, the value of which is linked to currencies, interest rates, commodities, indexes or other financial indicators ("reference instruments"). The interest rate or the principal amount payable at maturity or redemption may be increased or decreased depending on changes in the value of the reference instrument. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, the Funds will bear the market risk of the reference instrument.

     MORTGAGE RELATED SECURITIES. Certain Funds may invest in mortgage related securities which represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as GNMA, by government related organizations, such as FNMA and FHLMC, as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

     The average maturity of pass-through pools of mortgage related securities in which certain of the Funds may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately.

     Mortgage related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage related securities are backed by the full faith and credit of the United States. Ginnie Mae, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage related securities are not backed by the full faith and credit of the United States. Issuers include Fannie Mae and Freddie Mae. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae. Freddie Mae is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from Freddie Mae's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by Freddie Mae.

     Private, governmental or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. The Investment Manager assesses new types of mortgage related securities as they are developed and offered to determine their appropriateness for investment by the relevant Fund.

     Several risks are associated with mortgage related securities generally. The monthly cash inflow from the underlying loans, for example, may not be sufficient to meet the monthly payment requirements of the mortgage related security. Prepayment of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage related security. Early returns of principal will affect the average life of the mortgage related securities remaining in these Funds. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of these Funds. Because prepayments of principal generally occur when interest rates are declining, the Fund will likely have to reinvest the proceeds of prepayments at lower interest rates than those at which its assets were previously invested, resulting in a corresponding decline in the Fund's yield. Thus, mortgage related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable maturity, although those other fixed income securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that these Funds purchase mortgage related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

     Adjustable rate mortgage related securities ("ARMs") have interest rates that reset at periodic intervals, thereby allowing certain Funds to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and lower price fluctuation than would be the case with more traditional long-term debt securities. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, these Funds generally will be able to reinvest these amounts in securities with a higher current rate of return. None of these Funds, however, will benefit from increases in interest rates to the extent that interest rates rise to the point at which they cause the current yield of ARMs to exceed the maximum allowable annual or lifetime reset limits (or "caps") for a particular mortgage. In addition, fluctuations in interest rates above these caps could cause ARMs to behave more like long-term fixed rate securities in response to extreme movements in interest rates. As a result, during periods of volatile interest rates, these Funds' net asset values may fluctuate more than if they did not purchase ARMs. Moreover, during periods of rising interest rates, changes in the coupon of the adjustable rate mortgages will slightly lag behind changes in market rates, creating the potential for some principal loss for shareholders who redeem their shares of these Funds before the interest rates on the underlying mortgages are adjusted to reflect current market rates.

     Collateralized mortgage related securities ("CMOs") are obligations fully collateralized by a portfolio of mortgages or mortgage related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which these Funds invest, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage related securities.

     Mortgage related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Investment Manager, each of these Funds limits its investments in these securities, together with other illiquid instruments, to not more than 15% (10% in the case of the Tax-Exempt Fund) of the value of its net assets).

     SUPRANATIONAL AGENCIES. Each Fund may invest up to 10% of its assets in debt obligations of supranational agencies such as: the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and

Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Debt obligations of supranational agencies are not considered Government Securities and are not supported, directly or indirectly, by the U.S. Government.

     MUNICIPAL OBLIGATIONS. The term "Municipal Obligations" as used in the Prospectus and this SAI means debt obligations issued by, or on behalf of, states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or multistate agencies or authorities, the interest from which debt obligations is, in the opinion of bond counsel to the issuer, excluded from gross income for Federal income tax purposes. Municipal Obligations generally are understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities are considered to be Municipal Obligations if the interest paid on them qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for Federal income tax purposes in the opinion of bond counsel to the issuer.

     Opinions relating to the validity of Municipal Obligations and to the exemption of interest on them from Federal income taxes are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Trust nor the Investment Manager will review the proceedings relating to the issuance of Municipal Obligations or the basis for opinions of counsel. The Strategic Fund and Tax-Exempt Fund may invest without limit in debt obligations that are repayable out of revenues generated from economically related projects or facilities or debt obligations whose issuers are located in the same state. Sizable investments in these obligations could involve an increased risk to the Funds should any of the related projects or facilities experience financial difficulties.

     Municipal Obligations may be issued to finance life care facilities, which are an alternative form of long-term housing for the elderly that offer residents the independence of a condominium life-style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Because the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks, including a drop in occupancy levels, the difficulty of maintaining adequate financial reserves to secure estimated actuarial liabilities, the possibility of regulatory cost restrictions applied to health care delivery and competition from alternative health care or conventional housing facilities.

     Even though Municipal Obligations are interest-bearing investments that promise a stable flow of income, their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of Municipal

Obligations with longer remaining maturities typically fluctuate more than those of similarly rated Municipal Obligations with shorter remaining maturities. The values of fixed income securities also may be affected by changes in the credit rating or financial condition of the issuing entities.

     Tax legislation in recent years has included several provisions that may affect the supply of, and the demand for, Municipal Obligations, as well as the tax-exempt nature of interest paid on those obligations. Neither the Trust nor the Investment Manager can predict with certainty the effect of recent tax law changes upon the Municipal Obligation market, including the availability of instruments for investment by a Fund. In addition, neither the Trust nor the Investment Manager can predict whether additional legislation adversely affecting the Municipal Obligation market will be enacted in the future. The Trust monitors legislative developments and considers whether changes in the objective or policies of a Fund need to be made in response to those developments. If any laws are enacted that would reduce the availability of Municipal Obligations for investment by the Tax-Exempt Fund so as to affect the Fund's shareholders adversely, the Trust will reevaluate the Fund's investment objective and policies and might submit possible changes in the Fund's structure to the Fund's shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable for Federal income tax purposes, the Trust would treat the security as a permissible taxable money market instrument for the Fund within the applicable limits set forth in the Prospectus.

     The Strategic Fund and Tax-Exempt Fund intend to invest in Municipal Obligations of a broad range of issuers, consistent with prudent regional diversification. Investors in certain states may be subject to state taxation on all or a portion of the income and capital gains produced by such securities.

     MUNICIPAL OBLIGATION COMPONENTS. Certain Funds may invest in Municipal Obligations, the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the "Auction Component") pays an interest rate that is reset periodically through an auction process, whereas the second of the components (the "Residual Component") pays a residual interest rate based on the difference between the total interest paid by the issuer on the Municipal Obligation and the auction rate paid on the Auction Component. A Fund may purchase both Auction and Residual Components. Because the interest rate paid to holders of Residual Components is generally determined by subtracting the interest rate paid to the holders of Auction Components from a fixed amount, the interest rate paid to Residual Component holders will decrease as the Auction Component's rate increases and increase as the Auction Component's rate decreases. Moreover, the extent of the increases and decreases in market value of Residual Components may be larger than comparable changes in the market value of an equal principal amount of a fixed rate Municipal Obligation having similar credit quality, redemption provisions and maturity.

     MUNICIPAL LEASES. Municipal leases are Municipal Obligations that may take the form of a lease or an installment purchase contract issued by state and local governmental authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. Interest payments on qualifying municipal leases are exempt from Federal income taxes and state income taxes within the state of issuance. Although municipal lease obligations do not normally constitute general obligations of the municipality, a lease obligation is ordinarily backed by the municipality's agreement to make the payments due under the lease obligation. These obligations have evolved to make it possible for state and local government authorities to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, municipal leases have special risks not normally associated with Municipal Obligations. These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for those purposes by the legislative body on a yearly or other periodic basis. In addition to the non-appropriation risk, municipal leases represent a type of financing that has not yet developed the depth of marketability associated with other Municipal Obligations. Some municipal lease obligations may be, and could become, illiquid. Moreover, although municipal leases will be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove to be difficult.

     Municipal lease obligations may be deemed to be illiquid as determined by or in accordance with methods adopted by the Board. In determining the liquidity and appropriate valuation of a municipal lease obligation, the following factors relating to the security are considered, among others: (i) the frequency of trades and quotes; (ii) the number of dealers willing to purchase or sell the security; (iii) the willingness of dealers to undertake to make a market; (iv) the nature of the marketplace trades; and (v) the likelihood that the obligation will continue to be marketable based on the credit quality of the municipality or relevant obligor.

     Municipal leases held by a Fund will be considered illiquid securities unless the Board determines on an ongoing basis that the leases are readily marketable. An unrated municipal lease with a non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy issued by a bank or insurer deemed by the Investment Manager to be of high quality and minimal credit risk, will not be deemed to be illiquid solely because the underlying municipal lease is unrated, if the Investment Manager determines that the lease is readily marketable because it is backed by the letter of credit or insurance policy.

     Municipal leases that a Fund may acquire will be both rated and unrated. Rated leases that may be held by a Fund include those rated investment grade at the time of investment or those issued by issuers whose senior debt is rated investment grade at the time of investment. A Fund may acquire unrated issues that the Investment Manager deems to be comparable in quality to rated issues in which a Fund is authorized to invest. A determination that an unrated lease obligation is comparable in quality to a rated lease obligation and that there is a reasonable likelihood that the lease will not be canceled will be subject to oversight and approval by the Board.

     To limit the risks associated with municipal leases, a Fund will invest no more than 5% of its total assets in those leases. In addition, a Fund will purchase lease obligations that contain non-appropriation clauses when the lease payments will commence amortization of principal at an early date resulting in an average life of five years or less for the lease obligation.

     FLOATING AND VARIABLE RATE INSTRUMENTS. Certain Funds may invest in floating and variable rate instruments. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank's prime rate, a certificate of deposit rate or the London InterBank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rate or other commodities. Variable and floating rate securities tend to be less sensitive than fixed rate securities to interest rate changes and to have higher yields when interest rates increase. However, during periods of rising interest rates, changes in the interest rate of an adjustable rate security may lag changes in market rates.

     The amount by which the rates paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Fluctuations in interest rates above these caps could cause adjustable rate securities to behave more like fixed rate securities in response to extreme movements in interest rates.

     Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

     Certain Funds may purchase floating and variable rate demand bonds and notes, which are Municipal Obligations ordinarily having stated maturities in excess of one year but which permit their holder to demand payment of principal at any time or at specified intervals. Variable rate demand notes include master demand notes, which are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations have interest rates that fluctuate from time to time and frequently are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of variable rate demand notes. Because they are direct lending arrangements between the lender and borrower, variable rate demand notes generally will not be traded and no established secondary market generally exists for them, although they are redeemable at face value. If variable rate demand notes are not secured by letters of credit or other credit support arrangements, a Fund's right to demand payment will be dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by a Fund will meet the quality criteria established by the Investment Manager for the purchase of Municipal Obligations. The Investment Manager considers on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations in the relevant Fund's portfolio.

     PARTICIPATION INTERESTS. Certain Funds may purchase from financial institutions participation interests in certain Municipal Obligations. A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below one that is otherwise permissible for purchase by a Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Board has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by Government Securities. A Fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. The Trust intends that a Fund exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, or to maintain or improve the quality of its investment portfolio. A Fund will invest no more than 5% of the value of its total assets in participation interests.

     ZERO COUPON OBLIGATIONS. Certain Funds may invest in zero coupon obligations. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis. Although each of these Funds will receive no payments on its zero coupon securities prior to their maturity or disposition, it will be required for federal income tax purposes generally to include in its dividends each year an amount equal to the annual income that accrues on its zero coupon securities. Such dividends will be paid from the cash assets of the Fund, from borrowings or by liquidation of portfolio securities, if necessary, at a time that the Fund otherwise would not have done so. To the extent these Funds are required to liquidate thinly traded securities, the Funds may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by these Funds to pay distributions, each of those Funds will not be able to purchase additional income-producing securities with such proceeds, and as a result its current income ultimately may be reduced.

     The Tax-Exempt Fund, the Short-Term Government Fund, the High Yield Fund and the Strategic Fund may each invest up to 10% of its assets in zero coupon Municipal Obligations. Zero coupon Municipal Obligations are generally divided into two categories: "Pure Zero Obligations," which are those that pay no interest for their entire life and "Zero/Fixed Obligations," which pay no interest for some initial period and thereafter pay interest currently. In the case of a Pure Zero Obligation, the failure to pay interest currently may result from the obligation's having no stated interest rate, in which case the obligation pays only principal at maturity and is sold at a discount from its stated principal. A Pure Zero Obligation may, in the alternative, provide for a stated interest rate, but provide that no interest is payable until maturity, in which case accrued, unpaid interest on the obligation may be capitalized as incremental principal. The value to the investor of a zero coupon Municipal Obligation consists of the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the Municipal Obligation's life or payment deferral period.

     CUSTODIAL RECEIPTS. Certain Funds may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain Municipal Obligations. The underwriter of these certificates or receipts typically purchases Municipal Obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon Municipal Obligations described above. Although under the terms of a custodial receipt a Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

     GOVERNMENT STRIPPED MORTGAGE RELATED SECURITIES. Certain Funds may invest in government stripped mortgage related securities issued and guaranteed by Ginnie Mae, Fannie Mae or Freddie Mae. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage related certificates issued by Ginnie Mae, Fannie Mae or Freddie Mae. The certificates underlying the government stripped mortgage related securities represent all or part of the beneficial interest in pools of mortgage loans. These Funds will invest in government stripped mortgage related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when the Investment Manager believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of government stripped mortgage related securities may offset all or a portion of any decline in value of the securities held by these Funds.

     Investing in government stripped mortgage related securities involves risks normally associated with investing in mortgage related securities issued by government or government related entities. In addition, the yields on government stripped mortgage related securities are extremely sensitive to prepayment on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only government stripped mortgage related securities and increasing the yield to maturity on principal-only government stripped mortgage related securities. Sufficiently high prepayment rates could result in these Funds' not fully recovering their initial investment in an interest-only government stripped mortgage related security. The sensitivity of an interest-only security that represents the interest portion of a particular class, as opposed to the interest portion of an entire pool, to interest rate fluctuations, may be increased because of the characteristics of the principal portion to which they relate. Government stripped mortgage related securities are currently traded in an over-the-counter market maintained by several large investment banking firms. No assurance can be given that these Funds will be able to effect a trade of a government stripped mortgage related security at a desired time. These Funds will acquire government stripped mortgage related securities only if a secondary market for the securities exists at the time of acquisition. Except for government stripped mortgage related securities based on fixed rate FNMA and FHLMC mortgage certificates that meet certain liquidity criteria established by the Board, the Trust treats government stripped mortgage related securities as illiquid and will limit each of these Funds' investments in these securities, together with other illiquid investments, to not more than 15% of its net assets.

     ASSET-BACKED AND RECEIVABLE-BACKED SECURITIES. Certain Funds may invest in asset-backed and receivable-backed securities. To date, several types of asset-backed and receivable-backed securities have been offered to investors including "Certificates for Automobile Receivables" ("CARs-SM-") and interests in pools of credit card receivables. CARs-SM- represent undivided fractional interests in a trust, the assets of which consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARs-SM- are passed through monthly to certificate holders and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust.

     An investor's return on CARs-SM- may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, these Funds may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the availability of deficiency judgments following these sales, because of depreciation, damage or loss of a vehicle, because of the application of Federal and state bankruptcy and insolvency laws or other factors. As a result, certificate holders may experience delays in payment if the letter of credit is exhausted. Consistent with each of these Funds' investment objective and policies and subject to the review and approval of the Board, these Funds may also invest in other types of asset-backed and receivable-backed securities.

     MORTGAGE DOLLAR ROLLS. Certain Funds may, with respect to up to 25% of their total assets, enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon the Investment Manager's ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed.

     For financial reporting and tax purposes, each of these Funds proposes to treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

     SHORT SALES AGAINST THE BOX. Certain Funds may sell securities "short against the box." Whereas a short sale is the sale of a security a Fund does not own, a short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

     WEBS AND OTHER INDEX-RELATED SECURITIES. Certain Funds may invest in shares in an investment company whose shares are known as "World Equity Benchmark Shares" or "WEBS." WEBS have been listed for trading on the American Stock Exchange, Inc. The Funds also may invest in the CountryBaskets Index Fund, Inc., or another fund the shares of which are the substantial equivalent of WEBS. Certain Funds may invest in S&P Depositary Receipts, or "SPDRs." SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. A Fund investing in a SPDR would be entitled to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses.

                             INVESTMENT RESTRICTIONS

     Each Fund is subject to fundamental and non-fundamental investment policies and limitations. Under the 1940 Act, fundamental investment policies and limitations may not be changed without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.

ALL FUNDS EXCEPT THE TAX-EXEMPT FUND:

     The following policies and limitations supplement those described in the Prospectus and this SAI. Investment restrictions numbered 1 through 10 below have been adopted by the Trust as fundamental policies of all the Funds, except the Tax-Exempt Fund. Investment restrictions 11 through 17 are not fundamental policies and may be changed by a vote of the Board at any time.

     1. No Fund may borrow money, except that the Small-Cap Growth Fund, Small-Cap Value Fund, the Value Equity Fund, the Europe Fund, the Emerging Markets Fund, the High Yield Fund, the Government Securities Fund and the Money Market Fund may enter into reverse repurchase agreements, and except that each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings of 5% or more of a Fund's total assets are outstanding, including reverse repurchase agreements, the Fund will not make any additional investments.

     2. No Fund may lend its assets or money to other persons, except through
(a) purchasing debt obligations, (b) lending portfolio securities in an amount not to exceed 30% of the Fund's assets taken at market value, (c) entering into repurchase agreements (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and (e) entering into variable rate demand notes.

     3. No Fund, other than the International Income Fund, may purchase securities (other than Government Securities) of any issuer if, as a result of the purchase, more than 5% of the Fund's total assets would be invested in the securities of the issuer, except that (a) up to 25% of the value of the total assets of each Fund, other than the Money Market Fund, may be invested without regard to this limitation, and (b) the Money Market Fund may invest more than 5% of its total assets in the securities of an issuer to the extent permitted by Rule 2a-7 under the 1940 Act. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

     4. No Fund, other than the International Income Fund, may purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to a Fund's investments in Government Securities and (b) up to 25% of the value of the assets of a Fund, other than the Money Market Fund, may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

     5. No Fund may invest more than 25% of the value of its total assets in securities of issuers in any one industry. For purposes of this restriction, the term industry will be deemed to include (a) the government of any one country other than the United States, but not the U.S. Government and (b) all supranational organizations. In addition, securities held by the Money Market Fund that are issued by domestic banks are excluded from this restriction.

     6. No Fund may underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended (the "1933 Act").

     7. No Fund may purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that a Fund may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer's obligations, in the event of a default by that issuer.

     8. No Fund may make short sales of securities or maintain a short position, unless at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

     9. No Fund may purchase securities on margin, except that a Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, options on securities indexes and options on currencies will not be deemed to be a purchase of securities on margin by a Fund.

     10. No Fund may invest in commodities, except that each Fund (other than the Money Market Fund) may invest in futures contracts (including financial futures contracts, index futures contracts or securities index futures contracts) and related options and other similar contracts (including foreign currency forward, futures and options contracts) as described in this Statement of Additional Information and in the Prospectus.

     11. No Fund may purchase or sell put options, call options, spreads or combinations of put options, call options and spreads, except that (a) each Fund, other than the Money Market Fund, may purchase and sell covered put and call options on securities and stock indexes and futures contracts and options on futures contracts and (b) the Money Market Fund may acquire "puts" and "unconditional puts" as defined in Rule 2a-7 under the 1940 Act.

     12. No Fund may purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as otherwise permitted under the 1940 Act.

     13. No Fund may invest in companies for the purpose of exercising control or management.

     14. No Fund may purchase warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets. For purposes of this restriction, warrants acquired by a Fund in units or attached to securities may be deemed to be without value. The Money Market Fund may not invest in any form of warrants.

     15. No Fund may purchase illiquid securities if more than 15% of the total assets of the Fund would be invested in illiquid securities; the Money Market Fund will not purchase illiquid securities. For purposes of this restriction, illiquid securities are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

     16. No Fund may purchase restricted securities if more than 10% of the total assets of the Fund would be invested in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, restricted securities that are eligible for resale pursuant to Rule 144A under the 1933 Act ("Rule 144A Securities"), that have been determined to be liquid by the Board based upon the trading markets for the securities.

     17. No Fund may issue senior securities except as otherwise permitted by the 1940 Act and as otherwise permitted herein.

THE TAX-EXEMPT FUND:

     Investment restrictions numbered 1 through 9 below have been adopted by the Trust as fundamental policies of the Tax-Exempt Fund. Investment restrictions 10 through 15 are not fundamental policies and may be changed by a vote of the Board at any time. The Tax-Exempt Fund may not:

     1. Purchase more than 10% of any class of securities of any one issuer (except Government Securities and securities fully collateralized by Government Securities).

     2. Invest more than 5% of its total assets in the securities of any one issuer (except for Government Securities and securities fully collateralized by Government Securities, and options thereon).

     3. Issue senior securities, as defined in the 1940 Act, except as permitted by Section 18(f)(2) of that Act or as permitted by an SEC exemptive order.

     4. Borrow amounts in excess of 10% of its total assets and then only as a temporary measure for extraordinary or emergency purposes. This restriction shall not prohibit entry into reverse repurchase agreements if as a result the Tax-Exempt Fund's current obligations under such agreements would not exceed one-third of the current market value of its total assets (less its liabilities other than under reverse repurchase agreements).

     5. Purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that the Tax-Exempt Fund may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interest in real estate securing an issuer's obligations, in the event of a default by that issuer.

     6. Invest in commodities, except that the Tax-Exempt Fund may invest in futures contracts (including financial futures contracts, index futures contracts or securities index futures contracts) and related options and other similar contracts (including foreign currency forward, futures and options contracts) as described in this Statement of Additional Information and in the Prospectus.

     7. Make loans, except that this restriction shall not prohibit the purchase and holding of a portion of an issue of publicly distributed debt securities, the lending of portfolio securities (not more than 5% of the Tax-Exempt Fund's net assets), the entry into repurchase agreements (not more than one-third of the current market value of the Tax-Exempt Fund's total assets shall constitute secured "loans" by the Tax-Exempt Fund under repurchase agreements), trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and investing in variable rate demand notes.

     8. Invest more than 25% of the value of the Tax-Exempt Fund's total assets in securities of issuers in any one industry, except securities issued or guaranteed by a state, municipality or other political subdivision, unless the securities are backed only by the assets and revenues of non-governmental users. For purposes of this restriction, the term industry will be deemed to include
(a) the government of any one country other than the United States, but not the U.S. Government, and (b) all supranational organizations.

     9. Underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with the Tax-Exempt Fund's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Tax-Exempt Fund may acquire securities under circumstances in which, if the securities were sold, the Tax-Exempt Fund might be deemed to be an underwriter for purposes of the 1933 Act.

     10. Invest in the securities of an issuer for the purpose of exercising control or management, but the Tax-Exempt Fund may do so where it is deemed advisable to protect or enhance the value of an existing investment.

     11. Purchase securities of any other investment company, except in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary brokerage commission) and only to the extent of 10% of the Tax-Exempt Fund's assets or as part of a merger, consolidation, acquisition, reorganization or offer of exchange and except as otherwise permitted under the 1940 Act.

     12. Purchase restricted securities if more than 10% of the total assets of the Tax-Exempt Fund would be invested in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding, for purposes of this restriction, repurchase agreements having less than seven days to maturity, reverse repurchase agreements, firm commitment agreements, futures contracts and options thereon, and Rule 144A Securities that have been determined to be liquid by the Board based upon the trading markets for the securities.

     13. Purchase securities on margin, except any short-term credits which may be necessary for the clearance of transactions and the initial or maintenance margin in connection with options and futures contracts and related options.

     14. Make short sales of securities, unless the Tax-Exempt Fund owns an equal amount of the securities or securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short; provided that this restriction shall not prohibit the use of options and futures contracts for hedging purposes.

     15. Purchase any security while borrowings representing more than 5% of the Tax-Exempt Fund's net assets (including loans, reverse repurchase agreements or other borrowings) are outstanding.

NOTES TO INVESTMENT RESTRICTIONS

     With respect to investment restriction No. 12 (No. 11 in the case of the Tax-Exempt Fund), investments by the Funds (other than the Money Market Fund) in the Investment Fund is not considered an investment in another investment company for purposes of this restriction.

     The percentage limitations in the restrictions listed above apply at the time of purchases of securities. For purposes of investment restriction No. 5 (No. 8 in the case of the Tax-Exempt Fund), the Trust may use the industry classifications reflected by the S&P 500 Composite Stock Index, if applicable at the time of determination. For all other portfolio holdings, the Trust may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the Trust may select its own industry classifications, provided such classifications are reasonable.

                       PORTFOLIO TRANSACTIONS AND TURNOVER

     Decisions to buy and sell securities for each Fund are made by the Investment Manager, subject to review by the Board. Transactions on domestic stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On many foreign exchanges, commissions are fixed and may be higher than for securities traded on U.S. exchanges. Generally, no stated commissions are applicable to securities traded in U.S. over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters include an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. Government Securities generally will be purchased on behalf of a Fund from underwriters or dealers, although certain newly issued Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

The following table shows the total amount of brokerage commissions paid by each Fund over the past three fiscal years. Variations in the amount of brokerage commissions paid by a Fund from year to year may result from changing asset levels, market conditions or changes in the Investment Manager's outlook.

------------------------------- ---------------------------- ---------------------------- ----------------------------
FUND                             YEAR ENDED SEPTEMBER 30,     YEAR ENDED SEPTEMBER 30,     YEAR ENDED SEPTEMBER 30,
                                           2000                         1999                         1998
------------------------------- ---------------------------- ---------------------------- ----------------------------
U.S. Equity                              $810,600                    $603,739                     $347,560
------------------------------- ---------------------------- ---------------------------- ----------------------------
Premier Growth                           $137,222                     $88,942                      $45,824
------------------------------- ---------------------------- ---------------------------- ----------------------------
Value Equity                             $106,307                     $63,854                      $53,784
------------------------------- ---------------------------- ---------------------------- ----------------------------
Mid-Cap Growth                           $100,415                     $46,906                      $29,220
------------------------------- ---------------------------- ---------------------------- ----------------------------
Mid-Cap Value                             $19,737                     $22,182                        N/A
------------------------------- ---------------------------- ---------------------------- ----------------------------
Small-Cap Value                          $403,930                    $203,737                        N/A
------------------------------- ---------------------------- ---------------------------- ----------------------------
Global Equity                            $206,552                    $154,978                     $196,841
------------------------------- ---------------------------- ---------------------------- ----------------------------
International Equity                     $266,692                    $141,546                     $261,481
------------------------------- ---------------------------- ---------------------------- ----------------------------
Europe Equity                            $108,551                     $37,935                        N/A
------------------------------- ---------------------------- ---------------------------- ----------------------------
Emerging Markets Equity                  $194,581                     $89,704                        N/A
------------------------------- ---------------------------- ---------------------------- ----------------------------
Strategic Investment                     $142,994                    $106,613                     $135,540
------------------------------- ---------------------------- ---------------------------- ----------------------------

------------------------------- ---------------------------- ---------------------------- ----------------------------
FUND                             YEAR ENDED SEPTEMBER 30,     YEAR ENDED SEPTEMBER 30,     YEAR ENDED SEPTEMBER 30,
                                           2000                         1999                         1998
------------------------------- ---------------------------- ---------------------------- ----------------------------
GE Premier Research Equity
Fund                                      $13,247                       N/A                           N/A
------------------------------- ---------------------------- ---------------------------- ----------------------------
GE Premier International
Equity Fund                               $18,881                       N/A                          N/A
------------------------------- ---------------------------- ---------------------------- ----------------------------
GE Premier Value Equity Fund              $12,056                       N/A                          N/A
------------------------------- ---------------------------- ---------------------------- ----------------------------
GE S&P 500 Index Fund                      $1,602                       N/A                          N/A
------------------------------- ---------------------------- ---------------------------- ----------------------------

     In selecting brokers or dealers to execute securities transactions on behalf of a Fund, the Investment Manager seeks the most favorable terms available under the circumstances ("best execution"). In assessing the overall terms available to ensure best execution for any transaction, the Investment Manager considers factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

     In addition, the investment advisory agreement between the Trust and GEAM relating to each Fund authorizes the Investment Manager, on behalf of the Fund, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which the Investment Manager or its affiliates exercise investment discretion. The fees under the investment advisory agreement relating to a Fund will not be reduced by reason of the Fund's receiving brokerage and research services. Such services include analyses and reports regarding issuers, industries, economic trends, portfolio strategy, and may effect securities transactions and perform certain functions related thereto. In addition, such services may include advice concerning the advisability of investing in, purchasing or selling securities and the availability of particular securities or buyers or sellers of securities. The research services received from broker-dealers that execute transactions on behalf of a Fund may be useful to the Investment Manager in servicing that Fund as well as all of the Investment Manager's accounts and not all of these services may be used in connection with the particular Fund or Funds generating the commissions. Consistent with limits established by the Federal Securities Laws, a Fund may pay a broker-dealer commissions for agency transactions that exceed the amount of commissions charged by other broker-dealers in recognition of their research and brokerage services. In addition, subject to the overall policy of best execution, the investment manager may consider sales of Fund shares in selecting brokers or dealers to execute securities transactions on behalf of a Fund.

     The following table shows the dollar amount of brokerage commissions paid to firms that provided research and execution services and the approximate dollar amount of transactions involved during the fiscal period ended September 30, 2000.

---------------------------------------- -------------------------------------- --------------------------------------
FUND                                     COMMISSIONS PAID TO FIRMS FOR            TOTAL AMOUNT OF TRANSACTIONS FOR
                                         BROKERAGE AND RESEARCH SERVICES           BROKERAGE AND RESEARCH SERVICES
---------------------------------------- -------------------------------------- --------------------------------------
U.S. Equity                                           $93,922                                $88,935,941
---------------------------------------- -------------------------------------- --------------------------------------
Premier Growth                                        $13,626                                $11,255,710
---------------------------------------- -------------------------------------- --------------------------------------
Value Equity                                          $11,268                                $10,807,704
---------------------------------------- -------------------------------------- --------------------------------------
Mid-Cap Growth                                         $4,237                                 $2,916,067
---------------------------------------- -------------------------------------- --------------------------------------
Mid-Cap Value                                          $1,526                                 $8,288,997
---------------------------------------- -------------------------------------- --------------------------------------
Global Equity                                         $10,663                                 $5,805,669
---------------------------------------- -------------------------------------- --------------------------------------
International Equity                                  $13,735                                 $7,076,271
---------------------------------------- -------------------------------------- --------------------------------------
Europe Equity                                          $2,474                                   $740,483
---------------------------------------- -------------------------------------- --------------------------------------
Emerging Markets Equity                                $2,347                                 $1,067,999
---------------------------------------- -------------------------------------- --------------------------------------
Strategic Investment                                  $10,498                                 $9,295,028
---------------------------------------- -------------------------------------- --------------------------------------
Premier Research                                       $1,403                                 $2,895,620
---------------------------------------- -------------------------------------- --------------------------------------
Premier International                                    $637                                   $266,811
---------------------------------------- -------------------------------------- --------------------------------------
Premier Value                                          $1,758                                 $3,267,744
---------------------------------------- -------------------------------------- --------------------------------------
S&P 500                                                     0                                          0
---------------------------------------- -------------------------------------- --------------------------------------

     The Board periodically reviews the commissions paid by a Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund. Over-the-counter purchases and sales on behalf of the Funds will be transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. A Fund will not purchase any security, including Government Securities, during the existence of any underwriting or selling group relating to the security of which any affiliate of the Fund or the Investment Manager is a member, except to the extent permitted under rules, interpretations or exemptions of the SEC.

     The Investment Manager may select broker-dealers who are affiliated with the Trust or the Investment Manager. All brokerage commissions paid to affiliates will be fair and reasonable. The Board has determined that, to the extent consistent with applicable provisions of the 1940 Act and rules thereunder and procedures adopted by the Board, transactions for a Fund may be executed through the Distributor, if, in the judgment of the Investment Manager, the use of the Distributor is likely to result in price and execution at least as favorable to the Fund as those obtainable through other qualified broker-dealers, and if, in the transaction, the Distributor charges the Fund a fair and reasonable rate consistent with that payable by the Fund to other broker-dealers on comparable transactions. Under rules adopted by the SEC, the Distributor generally may not execute transactions for a Fund on the floor of any national securities exchange, but may effect transactions by transmitting orders for execution providing for clearance and settlement, and arranging for the performance of those functions by members of the exchange not associated with the Distributor. The Distributor will be required to pay fees charged by those persons performing the floor brokerage elements out of the brokerage compensation that it receives from a Fund.

     Certain of the Fund's investment strategies may result in the Fund having a high portfolio turnover rate. Higher portfolio turnover may cause a Fund to experience increased transaction costs, brokerage expenses and other acquisition costs, and shareholders to incur increased taxes on their investment in the Fund. The Investment Manager does not consider portfolio turnover rate a limiting factor in making investment decisions on behalf of any Fund consistent with the Fund's investment objective and policies. Variations in portfolio turnover rate may be due to fluctuations in shareholder purchase, exchange and redemption transactions, market conditions or changes in the Investment Manager's outlook. The Money Market Fund may attempt to increase its yield by trading to take advantage of short-term market variations, which trading would result in the Fund's experiencing high portfolio turnover. Because purchases and sales of money market instruments are usually effected as principal transactions, however, this type of trading by the Money Market Fund will not result in the Fund's paying higher brokerage commissions. The following table provides the portfolio turnover rates for each Fund for the fiscal periods ended September 30, 2000 and September 30, 1999.

---------------------------------------- -------------------------------------- --------------------------------------
FUND                                      PORTFOLIO TURNOVER FOR PERIOD ENDED    PORTFOLIO TURNOVER FOR PERIOD ENDED
                                                        9/30/00                                9/30/99
---------------------------------------- -------------------------------------- --------------------------------------
U.S. Equity                                               48%                                    46%
---------------------------------------- -------------------------------------- --------------------------------------
Premier Growth                                            22%                                    26%
---------------------------------------- -------------------------------------- --------------------------------------
Value Equity                                              49%                                    31%
---------------------------------------- -------------------------------------- --------------------------------------
Mid-Cap Growth                                            47%                                    48%
---------------------------------------- -------------------------------------- --------------------------------------
Mid-Cap Value                                             35%                                    17%
---------------------------------------- -------------------------------------- --------------------------------------
Small-Cap Value                                          219%                                   182%
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
FUND                                      PORTFOLIO TURNOVER FOR PERIOD ENDED    PORTFOLIO TURNOVER FOR PERIOD ENDED
                                                        9/30/00                                9/30/99
---------------------------------------- -------------------------------------- --------------------------------------
Global Equity                                             77%                                    64%
---------------------------------------- -------------------------------------- --------------------------------------
International Equity                                      76%                                    51%
---------------------------------------- -------------------------------------- --------------------------------------
Europe Equity                                             89%                                    47%
---------------------------------------- -------------------------------------- --------------------------------------
Emerging Markets Equity                                   57%                                    59%
---------------------------------------- -------------------------------------- --------------------------------------
Fixed Income                                             219%                                   246%
---------------------------------------- -------------------------------------- --------------------------------------
Government Securities                                     79%                                   101%
---------------------------------------- -------------------------------------- --------------------------------------
Short-Term Government                                    170%                                   118%
---------------------------------------- -------------------------------------- --------------------------------------
Tax-Exempt                                                45%                                    48%
---------------------------------------- -------------------------------------- --------------------------------------
High Yield                                                35%                                    27%
---------------------------------------- -------------------------------------- --------------------------------------
Strategic Investment                                     103%                                   109%
---------------------------------------- -------------------------------------- --------------------------------------
Money Market                                              N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Premier Research                                          39%                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Premier International                                     27%                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Premier Value                                             34%                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
S&P 500 Index                                             6%                                     N/A
---------------------------------------- -------------------------------------- --------------------------------------

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

     The Board of Trustees oversees the business affairs of the Trust. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Funds, including agreements with the Funds' investment adviser and administrator, distributor, custodian and transfer agent. The day-to-day operations of the Funds have been delegated to GEAM.

     The names of the Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five years and their other affiliations are shown below. Each person named as a Trustee also may serve in a similar capacity for other Funds advised by GEAM. The executive officers of the Trust are employees of organizations that provide services to the Funds. An asterisk appears before the name of each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act. The business address of each Trustee and executive officer who is an "interested person" (as defined in the 1940 Act) is 3003 Summer Street, Stamford, Connecticut 06905.

                                 POSITION(S) HELD       AGE AND PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                 WITH TRUST             DURING PAST FIVE YEARS
*Michael J. Cosgrove             Chairman of the        Age 51.  President, GE Asset Management Services of GE
                                 Board and President    Financial Assurance Holdings, Inc. ("GEFA"), an indirect
                                                        wholly-owned subsidiary of General Electric Company
                                                        ("GE"), since February 1997; Vice President, GE Capital
                                                        Corporation, an indirect wholly-owned subsidiary of
                                                        GE, since December 1999, Executive Vice President - Mutual
                                                        Funds of GEAM, a wholly-owned subsidiary of GE that is
                                                        registered as an investment adviser under the Investment
                                                        Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988; from 1988 until 1993, Mr. Cosgrove served as Executive Vice President - Finance and Administration of
                                                        GEAM; Chairman of the Board, Chief Executive Officer and
                                                        President of GE Investment Distributors, Inc., a registered broker-dealer, since 1993; Chairman of the Board and Chief
                                                        Executive Officer of GE Investment Retirement Services, Inc.,
                                                        since 1998.

*Alan M. Lewis                   Trustee and            Age 54.  Executive Vice President, General Counsel and
                                 Executive Vice         Secretary of GEAM since 1988.
                                 President

John R. Costantino               Trustee                Age 54.  Managing Director, Walden  Partners, Ltd.,
150 East 58th Street                                    consultants and investors, since August 1992; President, CMG
New York, NY 10055                                      Acquisition Corp., Inc., a holding company, since 1988; Vice
                                                        Chairman, Acoustiguide Holdings, Inc., a holding company,
                                                        since 1989; President CMG/IKH, Inc., a holding company, since
                                                        1991; Director, Crossland Federal Savings Bank, a financial institution; Director, Brooklyn Bankcorp, Inc., a financial institution; Director, IK Holdings, Inc., a holding company since 1991; Director, I. Kleinfeld & Son, Inc., a retailer, since 1991; Director, High Performance

                                 POSITION(S) HELD       AGE AND PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                 WITH TRUST             DURING PAST FIVE YEARS
                                                        Appliances, Inc., a distributor of kitchen appliances
                                                        ("HPA"), since 1991; Director, HPA Hong Kong, Ltd., a service subsidiary of HPA, since 1991; Director, Lancit Media
                                                        Productions, Ltd., a children's and family television film and videotape production company, since 1995.

William J. Lucas                 Trustee                Age 53.  Vice President and Treasurer of Fairfield University
Fairfield University                                    since 1983.
North Benson Road
Fairfield, CT 06430

Robert P. Quinn                  Trustee                Age 64.  Retired since 1983 from Salomon Brothers Inc.;
45 Shinnecock Road                                      Director, GP Financial Corp., a holding company, since 1994;
Quogue, NY 11959                                        Director, The Greenpoint Savings Bank, a financial
                                                        institution, since 1987.

Michael Tansley                  Treasurer              Age 36.  Manager of Fund Administration at GEAM since May
                                                        1998; from 1990  to May 1998, Mr. Tansley held various
                                                        positions in the Investment Company Services Group of
                                                        PricewaterhouseCoopers LLP, New York (formerly Price
                                                        Waterhouse LLP).

Matthew J. Simpson               Secretary              Age 39.  Vice President and General Counsel, Asset Management
                                                        Services Group of GEFA since February 1997; Vice President,
                                                        Associate General Counsel and Assistant Secretary of GEAM
                                                        since October 1992.

No employee of GE or any of its affiliates receives any compensation from the Trust for acting as a Trustee or officer of the Trust. Each Trustee of the Trust who is not a director, officer or employee of GEAM, GEID, GE, or any affiliate of those companies, receives an annual fee of $10,000 for services as Trustee. In addition, each Trustee receives $500 for each meeting of the Board attended by the Trustee and is reimbursed for expenses incurred in connection with attendance at Board meetings.

TRUSTEES' COMPENSATION
(FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2000)

                                                                                    TOTAL COMPENSATION FROM
                                                   TOTAL COMPENSATION                 INVESTMENT COMPANIES
NAME OF TRUSTEE                                      FROM THE TRUST                      MANAGED BY GEAM
Michael J. Cosgrove                                         None                                None+

Alan M. Lewis                                               None                                None+

John R. Costantino                                       $10,500                             $25,000++

William J. Lucas                                         $10,500                             $25,000++

Robert P. Quinn                                          $10,500                             $25,000++

-----------------------

+ As of September 30, 2000, Mr. Cosgrove served as Trustee or Director of twelve investment companies advised by GEAM. Mr. Lewis serves as Trustee of eleven investment companies advised by GEAM. They are considered to be interested persons of each investment company advised by GEAM, as defined under Section 2(a)(19) of the 1940 Act, and, accordingly, serve as Trustees thereof without compensation.

++ As of September 30, 2000, Messrs. Costantino, Lucas and Quinn served as Trustees or Directors of four investment companies advised by GEAM and the compensation is for their services as Trustees or Directors of these companies.


INVESTMENT ADVISER AND ADMINISTRATOR


          GEAM serves as the Trust's investment adviser and administrator. GEAM is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is located at 3003 Summer Street, Stamford, Connecticut 06905. GEAM, which was formed under the laws of Delaware in 1988, is a wholly owned subsidiary of GE. GE is a highly diversified conglomerate comprised of 12 global manufacturing and service sector businesses. GE's businesses include aircraft engines, appliances, capital services, lighting, medical systems, broadcasting, plastic manufacturing, power systems, electrical distribution and control systems, industrial control systems, information services and transportation systems. GEAM currently provides advisory services with respect to a number of other mutual funds and private institutional accounts. The professionals responsible for the investment operations of GEAM also provide investment advisory services with respect to GE's pension and benefit plans and a number of funds offered exclusively to GE employees, retirees and certain related persons. These funds include the Elfun Family of Funds (the first of which, Elfun Trusts, was established in 1935) and the funds offered as part of GE's 401(k) program (also known as the GE Savings and Security Program), which are referred to as the GE S&S Program Mutual Fund and the GE S&S Long Term Interest Fund. The investment professionals at GEAM and its predecessors have managed GE's pension assets since 1927.

GEAM oversaw more than $118 billion and managed assets in excess of $68 billion as of December 31, 2000, of which more than $19 billion was invested in mutual fund assets.

          Personnel of each of the Funds, GE Asset Management, and GE Investment Distributors, Inc. are subject to a code of ethics, pursuant to Rule 17j-1 under the 1940 Act, which establishes procedures for personal investing and restricts certain transactions by persons subject to the code. Personnel subject to the code of ethics are permitted to invest in securities, including securities that may be purchased or held by a Fund, if they follow procedures outlined in the code.


GEAM INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

          The duties and responsibilities of GEAM are specified in investment advisory and administration agreements (each, an "Advisory Agreement" and collectively, the "Advisory Agreements") between GEAM and the Trust on behalf of the respective Funds. Under each Advisory Agreement, GEAM, subject to the supervision of the Trust's Board of Trustees, provides a continuous investment program for the relevant Fund's assets, including investment research and management. GEAM determines from time to time what investments are purchased, retained or sold by the Fund and places purchase and sale orders for the Fund's investments. GEAM provides the Trust with all executive, administrative, clerical and other personnel necessary to operate each Fund, and pays salaries and other employment-related costs of employing these persons. GEAM furnishes the Trust and each Fund with office space, facilities, and equipment and pays the day-to-day expenses related to the operation of such space, facilities and equipment. GEAM, as administrator, also: (a) maintains the books and records of each Fund; (b) prepares reports to shareholders of each Fund; (c) prepares and files tax returns for each Fund; (d) assists with the preparation and filing of reports and the Trust's registration statement with the SEC; (e) provides appropriate officers for the Trust; (f) provides administrative support necessary for the Board of Trustees to conduct meetings; and (g) supervises and coordinates the activities of other service providers, including independent auditors, legal counsel, custodians, accounting service agents and transfer agents.

          GEAM is generally responsible for employing sufficient staff and consulting with other persons that it determines to be necessary or useful in the performance of its obligations under each Advisory Agreement. Each Advisory Agreement obligates GEAM to provide services in accordance with the relevant Fund's investment objective, policies and restrictions as stated in the Trust's current registration statement, as amended from time to time, and to keep the Trust informed of developments materially affecting that Fund, including furnishing the Trust with whatever information and reports the Board of Trustees reasonably requests.

          Each Advisory Agreement provides that GEAM may render similar advisory and administrative services to other clients so long as when a Fund or any other client served by GEAM are prepared to invest in or desire to dispose of the same security, available investments or opportunities for sales will be allocated in a manner believed by GEAM to be equitable to the Fund. The Advisory Agreements also provide that GEAM shall not be liable for any error of judgment or mistake of law or for any loss incurred by a Fund in connection with GEAM's services pursuant to the Agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Agreement.

          Each Advisory Agreement is effective from its date of execution, and continues in effect for an initial two-year term and will continue from year to year thereafter so long as its continuance is approved annually by (a) the Board of Trustees or (b) a vote of a majority of the relevant Fund's outstanding voting securities, provided that in either event the continuance also is approved by the vote of a majority of the Trustees who are not parties to the Agreement or interested persons, as such term is defined in the 1940 Act, of any party to the Agreement by a vote cast in person at meeting called for the purpose of voting on such approval.

          Each Advisory Agreement is not assignable and may be terminated without penalty by either the Trust or GEAM upon no more than 60 days' nor less than 30 days' written notice to the other or by vote of holders of a majority of the relevant Fund's outstanding voting securities.

          The agreements governing the investment advisory services furnished to the Trust by GEAM provide that, if GEAM ceases to act as the investment adviser to the Trust, at GEAM's request, the Trust's license to use the initials "GE" will terminate and the Trust will change the name of the Trust and the Funds to a name not including the initials "GE."

INVESTMENT ADVISORY FEES

          The Funds pay GEAM fees for advisory and administration services provided under the Advisory Agreements that are accrued daily and paid monthly at the following annual rates based upon the value of the Funds' average daily net assets: the Premier Fund -- 0.60%, Premier Research Fund -- 0.70%, Premier International Fund -- 0.80%, Premier Value Fund -- 0.60%, the U.S. Equity Fund -- 0.40%, the Small-Cap Value Fund -- 0.70%, S&P 500 Index Fund -- 0.30%, the Mid-Cap Growth Fund -- 0.60%, the Mid-Cap Value Fund -- 0.80%, the Value Equity Fund -- 0.55%, the Global Fund -- 0.75%, the International Fund -- 0.80%, the Europe Equity Fund -- 1.05%, the Emerging Markets Fund -- 1.20%, the Strategic Fund -- 0.35%, the Tax-Exempt Fund -- 0.35%, the High Yield Fund -- 0.60%, the Income Fund -- 0.35%, the Government Securities Fund -- 0.40%, the Short-Term Government Fund -- 0.30% and the Money Market Fund -- 0.25%.

          GEAM has agreed to waive or reimburse the Funds for operating expenses that exceed specified limits (exclusive of interest, taxes, securities lending fees, brokerage commissions and extraordinary expenses). GEAM retains the right to be repaid for these expense reimbursements to the extent that a Fund's expenses fall below the limit. Expense reimbursements by GEAM will increase a Fund's return and repayment of the expense reimbursement by a Fund will lower its return. The following table provides total investment advisory and administration fees paid by each Fund, and, where applicable, total fees and expenses waived for the last three fiscal years.

--------------------  ---------------- ---------------- --------------- ---------------- ---------------- ---------------
FUND                  TOTAL FEES FOR   FEES AND         TOTAL FEES      FEES AND         TOTAL FEES FOR   FEES AND
                      FISCAL YEAR      EXPENSES         FOR FISCAL      EXPENSES         FISCAL YEAR      EXPENSES
                      ENDED 9/30/00    WAIVED 9/30/00   YEAR ENDED      WAIVED 9/30/99   ENDED 9/30/98    WAIVED 9/30/98
                                                        9/30/99
--------------------  ---------------- ---------------- --------------- ---------------- ---------------- ---------------
U.S. Equity           $   3,180,319          --         $2,639,031      $     137,157    $   1,859,219    $    305,619
--------------------  ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Premier Growth        $   1,005,849          --         $   392,543     $       4,986    $     143,798    $     11,424
--------------------  ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Value Equity          $     507,952          --         $   427,255     $       8,803    $     343,640    $      3,378
--------------------  ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Mid-Cap Growth        $     236,178    $     40,663     $   226,763     $      29,544    $     251,052    $     18,322
--------------------  ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Mid-Cap Value         $     100,839    $     15,450     $   67,241      $      39,172           N/A              N/A
--------------------  ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Small-Cap Value       $     278,919    $      2,649     $   135,264     $      57,123           N/A              N/A
--------------------  ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Global Equity         $     617,020          --         $   430,835     $      14,910    $     405,430    $     13,686
--------------------  ---------------- ---------------- --------------- ---------------- ---------------- ---------------
International Equity  $     610,732          --         $   420,497     $      23,259    $     513,776    $     18,400
--------------------  ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Europe Equity         $     163,531    $     12,637     $   72,259      $      35,207           N/A              N/A
--------------------  ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Emerging Markets      $     313,207    $     19,613     $   103,321     $      33,445           N/A              N/A
Equity
--------------------  ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Fixed Income          $     509,376          --         $   461,197     $      38,513    $     322,161    $     24,174
--------------------  ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Government            $   1,071,550    $   338,497      $ 1,483,393     $     144,751    $   1,895,373    $     68,899
Securities
--------------------  ---------------- ---------------- --------------- ---------------- ---------------- ---------------

------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
FUND               TOTAL FEES FOR   FEES AND         TOTAL FEES      FEES AND         TOTAL FEES FOR   FEES AND
                   FISCAL YEAR      EXPENSES         FOR FISCAL      EXPENSES         FISCAL YEAR      EXPENSES
                   ENDED 9/30/00    WAIVED 9/30/00   YEAR ENDED      WAIVED 9/30/99   ENDED 9/30/98    WAIVED 9/30/98
                                                     9/30/99
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Short-Term         $    161,841     $     15,895     $     77,782    $   83,078       $     72,503     $5     9,817
Government
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Tax-Exempt         $     84,322     $     32,416     $    107,280    $   48,378       $     91,406     $     35,084
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
High Yield         $    172,455     $     14,493     $     94,653    $   45,089       N/A              N/A
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Strategic          $    731,020           --         $    611,538          --         $    478,553     $          0
Investment
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
Money Market       $    581,854           --         $    436,186    $   20,979       $    308,751     $     18,762
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------

SUB-INVESTMENT ADVISERS

          Each Advisory Agreement permits GEAM, subject to the approval of the Board of Trustees and other applicable legal requirements, to enter into any advisory or sub-advisory agreement with affiliated or unaffiliated entities whereby such entity would perform some or all of GEAM's responsibilities under the Advisory Agreement. In this event, GEAM remains responsible for ensuring that these entities perform the services that each undertakes pursuant to a sub-advisory agreement. GEAM has engaged the following sub-advisers to manage certain of the Funds.

          SMALL-CAP VALUE FUND. Palisade Capital Management, L.L.C. ("Palisade"), located at One Bridge Plaza, Fort Lee, New Jersey 07024, has been retained by GEAM to act as sub-investment adviser of the Small-Cap Value Fund. Pursuant to the sub-investment advisory agreement between Palisade and GEAM, Palisade bears all expenses in connection with the performance of its services as the Small-Cap Value Fund's sub-investment adviser. Although Palisade has no previous experience managing mutual fund portfolios, Palisade has managed various institutional and private accounts. For its services as sub-investment adviser to the Small-Cap Value Fund, GEAM (and not the Fund) pays Palisade a fee equal to an annual rate of .45% of the first $25 million of the Fund's average daily net assets, .40% of the next $50 million, .375% of the next $100 million and .35% of amounts in excess of $175 million.

          HIGH YIELD FUND. Miller Anderson & Sherrerd, LLP ("MAS"), located at One Tower Bridge, West Conshohocken, PA 19428, has been retained to act as sub-investment adviser of the High Yield Fund. MAS is wholly-owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co. Pursuant to the sub-investment advisory agreement between MAS and GEAM, MAS bears all expenses in connection with the performance of its services as the High Yield Fund's sub-investment adviser. For its services as sub-investment adviser to the High Yield Fund, GEAM (and not the Fund) pays MAS a fee equal to an annual rate of .375% of the Fund's average daily net assets.

          S&P 500 INDEX FUND. GEAM has retained SSgA Funds Management, Inc.. ("Funds Management) to provide day-to-day portfolio management to the S&P 500 Index Fund. Funds Management is one of the State Street Global Advisors companies ("State Street Global Advisors") which constitute the investment management business of State Street Corporation. State Street Global Advisors has been in the business of providing investment advisory services since 1978. Funds Management is a newly formed entity which, as a result of a change in federal law, has succeeded to most or all of the registered investment company business of State Street Global Advisors in May 2001. As of December 31, 2000, State Street Global Advisors had approximately $730.5 billion in assets under management. Funds Management is a subsidiary of State Street Corporation. For Funds Management's services, GEAM (and not the Fund) pays Funds Management monthly compensation in the form of an investment advisory fee. The fee is paid by GEAM monthly and is a percentage of the average daily net assets of the Fund at the annual rate of .05% of the first $100 million, .04% of the next $200 million and .03% for all amounts over $300 million.

SUB-ADVISORY AGREEMENTS


          Funds Management, Palisade and MAS serve as sub-advisers to the S&P 500 Index Fund, the Tax-Exempt Fund, the Small-Cap Value Fund, and the High Yield Fund respectively, pursuant to sub-advisory agreements with GE Asset Management (the "Sub-Advisory Agreements"). Each of the Sub-Advisory Agreements is not assignable and may be terminated without penalty by either the sub-adviser or GE Asset Management upon 60 days' written notice to the other or by the Board of Trustees, or by the vote of a majority of the outstanding voting securities of a Fund, on 60 days' written notice to the sub-adviser. The Sub-Advisory Agreements provide that the sub-adviser may render similar sub-advisory services to other clients so long as the services that it provides under the Agreement are not impaired thereby. The Sub-Advisory Agreements also provide that the investment sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss incurred by the Fund except for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Sub-Advisory Agreement.


SECURITIES ACTIVITIES OF THE INVESTMENT MANAGER

          Securities held by the Funds also may be held by other funds or separate accounts for which the Investment Manager acts as an adviser. Because of different investment objectives or other factors, a particular security may be bought by the Investment Manager for one or more of its clients, when one or more other clients are selling the same security. If purchases or sales of securities for a Fund or other client of the Investment Manager arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the Fund and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Manager during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

          On occasions when the Investment Manager (under the supervision of the Board of Trustees) deems the purchase or sale of a security to be in the best interests of the Trust as well as other funds or accounts for which the Investment Manager acts as an adviser, it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Trust with those to be sold or purchased for other funds or accounts in order to obtain favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Trust and to such other funds or accounts. In some cases this procedure may adversely affect the size the position obtainable for a Fund.

SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

          The Trust has adopted Shareholder Servicing and Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund other than the S&P 500 Index Fund and the Money Market Fund ("Participant Funds").

          The annual fees payable with respect to each Class of a Participant Fund are intended to compensate or enable GEID to compensate other persons ("Service Providers") for providing ongoing servicing and/or maintenance of the accounts of shareholders of the Participant Fund ("Shareholder Services") and to compensate GEID, or enable GEID to compensate Service Providers, including any distributor of shares of the Participant Fund, for providing services that are primarily intended to result in, or that are primarily attributable to, the sale of shares of the Participant Fund ("Selling Services"). Shareholder Services means all forms of shareholder liaison services, including, among other things, one or more of the following: providing Class A, Class B or Class C shareholders of a Participant Fund with (i) information on their investments; (ii) general information regarding investing in mutual funds; (iii) periodic newsletters containing materials relating to the Participant Fund or to investments in general in mutual funds; (iv) periodic financial seminars designed to assist in the education of shareholders with respect to mutual funds generally and the Participant Fund specifically; (v) access to a telephone inquiry center relating to the Participant Fund; and other similar services not otherwise required to be provided by the Trust's custodian or transfer agent. Selling Services include, but are not limited to: the printing and distribution to prospective investors in the Participant Fund of prospectuses and statements of additional information that are used in connection with sales of Class A, Class B and Class C shares of the Participant Fund; the preparation, including printing, and distribution of sales literature and media advertisements relating to the Class A, Class B or Class C shares of the Participant Fund; and distributing Class A, Class B or Class C shares of the Participant Fund. In providing compensation for Selling Services in accordance with the Plans, GEID is expressly authorized

(1) to make, or cause to be made, payments reflecting an allocation of overhead and other office expenses related to the distribution of the Class A, Class B or Class C shares of a Participant Fund; (2) to make, or cause to be made, payments to, or to provide for the reimbursement of expenses of, persons who provide support services in connection with the distribution of the Class A, Class B or Class C shares of the Participant Fund; and (3) to make, or cause to be made, payments to broker-dealers who have sold Class A, Class B or Class C shares of the Participant Fund.

          Payments under the Plans are not tied exclusively to the expenses for shareholder servicing and distribution expenses actually incurred by GEID or any Service Provider, and the payments may exceed expenses actually incurred by GEID and/or a Service Provider. The Board evaluates the appropriateness of the Plans and its payment terms on a continuing basis and in doing so considers all relevant factors, including the types and extent of Shareholder Services and Selling Services provided by GEID and/or Service Providers and amounts GEID and/or Service Providers receive under the Plans.

          Under the Plans, the Trust pays GEID, with respect to each Participant Fund, (1) for shareholder servicing (and for Class A distribution services) provided to Class A, Class B and Class C shares of the Participant Fund, an annual fee of 0.25% of the value of the average daily net assets attributed to Class A, Class B and Class C shares of the Participant Fund, respectively and
(2) for distribution services provided to Class B and Class C shares of each Participant Fund other than the Short-Term Government Fund, an annual fee of 0.75% of the value of the average daily net assets of the Participant Fund; or in the case of the Short-Term Government Fund, an annual fee of 0.60% and 0.75% of the value of the average daily net assets of Class B and Class C, respectively.

          Under their terms, the Plans continue from year to year, provided their continuance is approved annually by vote of the Trust's full Board, as well as by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to them (the "Independent Trustees"). The Plans may not be amended to increase materially the amount of the fees paid under the Plans with respect to a Fund without approval of shareholders of the Fund. In addition, all material amendments of the Plans must be approved by the Trustees and Independent Trustees in the manner described above. The Plans may be terminated with respect to a Fund at any time, without penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of a Fund (as defined in the 1940 Act).

          During the fiscal period ended September 30, 2000, $6,492,233 was paid to GEID for distribution and shareholder servicing. During that same period, GEAM paid $63,093 as additional compensation to intermediaries for distribution out of its own resources. The Funds did not bear the expense for such additional compensation.

          In addition to distribution and shareholder servicing fees paid under the Plans, GEAM, GEID or their affiliates may, at their own expense, compensate certain broker-dealers or other financial intermediaries for marketing, shareholder servicing, recordkeeping and other services performed with respect to the Funds, or any class of shares of the Funds. Such fees may, but are currently not expected to, exceed 0.50% of the average annual value of accounts with the Funds maintained by such financial intermediaries. The entity making such payments may do so out of its profits, revenues or other sources.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND PAYING AGENT

          State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02101, serves as custodian and transfer agent of the Funds' investments. Under its custodian contract with the Trust, State Street is authorized to appoint one or more banking institutions as subcustodians of assets owned by each Fund. For its custody services, State Street receives monthly fees charged to the Funds based upon the month-end, aggregate net asset value of the Funds, plus certain charges for securities transactions. The assets of the Trust are held under bank custodianship in accordance with the 1940 Act. As transfer agent, State Street is responsible for processing purchase and redemption requests and crediting dividends to the accounts of shareholders of the Funds.

DISTRIBUTOR

          GE Investment Distributors, Inc., located at 777 Long Ridge Road, Building B, Stamford, Connecticut 06927, serves as the distributor of Fund shares on a continuing best efforts basis. Michael J. Cosgrove, a member of the Trust's board of trustees, is the Chairman of the Board, Chief Executive Officer and President of GEID.

                   PURCHASE, REDEMPTION AND EXCHANGE OF SHARES

PURCHASES

          Shares are offered to investors at the offering price, based on the NAV next determined after receipt of an investment in good order by State Street Bank and Trust Company, the Trust's custodian and transfer agent. The offering price is equal to NAV plus any applicable initial sales charge imposed at the time of purchase, as described below.

          GEID and other persons remunerated on the basis of sales of shares may receive different levels of compensation for selling one Class of shares over another. In addition, trail commissions of up to 0.25% may be paid to authorized broker-dealers, financial institutions or investment advisers which have entered into sales agreements with the GEID ("Authorized Firms") for providing on-going services with respect to Class A and Class B shares and up to 1.00% for Class C shares.

          CLASS A SHARES. Class A shares are sold at NAV per share plus a maximum initial sales charge imposed at the time of purchase as discussed in the Prospectus. The sales charge is retained by GEID, although a portion of the sales charge may be paid to registered representatives or other dealers that enter into selected dealer agreements with the GEID. The initial sales charge may be reduced or waived for certain purchases. No sales charge is imposed on Class A shares purchased through reinvestment of dividends or capital gains distributions. In addition, Class A shares are offered without any sales charge with respect to:

          (1) purchases of $1 MILLION or more of Class A shares, (2) purchases representing reinvestment of dividends and capital gains on Fund shares, (3) all purchases by an employee retirement plan that seeks services in connection with their investment in the Funds that are provided or paid by GEAM or its affiliates in addition to investment advisory services and are determined not be affiliated plans with respect to GEAM, (4) purchases directly by participants in defined contribution plans that currently include the Funds as investment options or for which plan GEAM serves as investment adviser, and who purchase shares exclusively through GEID and not through an Authorized Firm, (5) purchases by banks, insurance companies and corporations purchasing shares for their own account, (6) purchases directly through GEID by a GE employee, retiree or members of their family, (7) all purchases by officers, directors, employees and registered representatives of Authorized Firms which have entered into sales agreements with GEID or financial institutions through which shares of the Funds are being offered or made available for sale, (8) all purchases made through certain broker-dealers, financial institutions, recordkeepers and other financial intermediaries who charge a management, consulting or other fee for their services (each, a "Financial Intermediary," collectively, the "Financial Intermediaries") and who have an agreement with or among the Trust, GEAM or GEID, requiring the Trust, GEAM or GEID to compensate the Financial Intermediary for administrative, subaccounting, transfer agency and/or other services, (9) all purchases resulting from offerings made to certain vendors of GE's employee retirement plan, including any subsequent purchases by persons who invest through such offerings, provided that any such person maintains an account with the Trust in its, his or her name at the time of the subsequent purchase and the investment is made in that name, or as custodian for a minor or in an IRA for the customer, (10) all purchases by certain customers of GE who previously purchased Class A shares during a special limited offering of such shares by GEID, provided that the customer maintains an account with the Trust in its, his or her name at the time of the current purchase and the investment is made in that name, or as custodian for a minor or in an IRA for the customer, (11) all purchases by certain of the GE LifeStyle Funds, a "fund of funds" vehicle designed to invest in certain classes of the Funds (13) all purchases made through certain broker-dealers that have entered into an agreement with GEID for sales to supplemental savings plans at a single employer with 750 or more eligible investors when such purchases are made through the Payroll Savings Plan or other systematic investment plan, (14) all purchases made through an account with a broker-dealer with which the Distributor has an agreement for the use of GE Funds in particular investment products or programs on a load-waived basis,
(15) purchases by investment companies not managed or sponsored by GEAM or any of its affiliates, and (16) purchases directly through GEID in response to a solicitation by GEID, including authorized offerings to employees, retirees and members of their families of certain companies as well as offerings to selected customers of certain subsidiaries and divisions of GE.

          As a GE employee or retiree, you and your family members may purchase Class A shares directly from GEID without paying the sales charge typically associated with buying Class A shares of a Fund through an investment professional. The term "GE Employee" includes (1) current holders of shares of a Participant Fund or of the Money Market Fund that were issued and outstanding on November 29, 1993 ("Existing Shares") who are not eligible to be holders of Class Y shares, (2) any family member of a holder of Existing Shares, (3) employee, retirees, officers or directors, in each case, whether investing directly or through their IRA and (4) certain other persons who previously purchased former Class C shares (in existence prior to October 1, 1999) during a special limited offering of such shares by GEID, provided that the person maintains an account with the Trust in its, his or her name at the time of such additional purchase or exchange and the investment is made in that name, or as custodian for a minor or in an individual retirement account for such person. The term "family member" includes spouses and by reason of blood or marriage, parents, children, siblings, grandparents and grandchildren (including blood, step or adoptive relationships). Also, for purposes of this SAI, the term "employees, retirees, officers or directors of GE or an affiliate of GE" includes (i) persons who are currently employed by GE or an affiliate of GE (GE and its affiliates are hereinafter referred to as "GE"),
(ii) persons who have retired or will retire from GE, or (iii) persons who are no longer employed by GE, but who have either retained a balance in the GE S&S Program or a defined contribution plan sponsored by GE or an affiliate of GE or were employed by GE for at least 20 consecutive years. Any holder of Existing Shares falling within subcategory (1) above, who fully redeems his or her shares or whose shares are redeemed in accordance with the involuntary redemption procedure set out below, will not have the right to reinvest without paying the sales charge. Eligible investors may purchase shares directly from GEID.

          Reduced sales charges are available under a combined right of accumulation under which an investor may combine (1) the value of Class A shares held in the Participant Fund, (2) the value of Class A shares held in another Participant Fund with respect to which the investor has previously paid, or is subject to the payment of, a sales charge, and (3) the value of Class A shares being purchased. For example, if an investor owns shares of the Global Fund and the Strategic Fund that have an aggregate value of $92,000, and makes an additional investment in Class A shares of the Global Fund of $15,000, the sales charge applicable to the additional investment would be 3.25% rather than the 5.75% normally charged on a $15,000 purchase. In addition, Class A Retirement Plans may include, as part of the calculation of accumulation benefits, purchases of shares of the Money Market Fund and interests in other pooled investment vehicles, which are made available to such investors and specified by GEID as eligible for accumulation benefits in sales agreements with Authorized Firms.

          By completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"), an investor purchasing through an investment professional becomes eligible for the reduced sales load applicable to the total number of Participant Fund Class A shares purchased in a 13-month period. By marking the LOI section on the account application and by signing the account application, the investor indicates that he or she understands and agrees to the terms of the LOI and is bound by the provisions described below.

          Each purchase of shares of a Participant Fund made during the 13-month period will be made subject to the sales charge applicable to a single transaction of the total dollar amount indicated by the LOI, as described in the tables set out in the Prospectus. It is the investor's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge and to indicate that the purchase is pursuant to an LOI. The applicable sales charge may be further reduced pursuant to the "right of accumulation" described above provided State Street is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, an investor may revise his or her intended investment amount upward by submitting a written and signed request. In such event, all subsequent purchases will be treated as a new LOI (including escrow of additional Fund shares) except that the original expiration date of the LOI will remain unchanged. Purchases made within 90 days before signing an LOI may be applied toward completion of the LOI provided State Street is advised of the date of the first purchase to be applied toward the completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. Sales charges previously paid will not be adjusted or refunded.

          Out of the initial purchase (or subsequent purchases, if necessary), State Street will hold in escrow a portion of the amount specified in the LOI in the form of Fund shares which will be used to cover the applicable sales charge if the letter is not satisfied. All dividends and capital gains on the escrowed shares will be credited to the investor's account. All shares purchased, including those escrowed, will be registered in the investor's name. If the total investment specified under the LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the total number of shares purchased within the period exceeds the amount specified in the LOI, an adjustment will be made to reflect further reduced sales charges applicable to such purchases. The investor or Investment Professional must notify State Street prior to investment of the additional amounts and should specify the appropriate sales charge rate as described in the Prospectus. All such adjustments will be made in the form of additional shares credited to the shareholder's account at the then current offering price.

          If the intended investment is not completed, an investor will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If GEID does not receive such unpaid sales charge within 20 days, the investor, by marking the LOI section on the account application, irrevocably constitutes and appoints State Street as his or her attorney-in-fact to redeem any and all escrowed shares sufficient to cover the unpaid sales charge. Full shares and any cash proceeds for a fractional share remaining after such redemptions will be released from escrow.

          If at any time before completing the LOI, an investor wishes to cancel the agreement, an investor must give written notice to GEID. GEID may withdraw an investor's LOI privilege for future purchases if an investor requests State Street to liquidate or transfer beneficial ownership of Fund shares. An LOI does not bind an investor to purchase, or the

Trust to sell, the full amount indicated at the sales load in effect at the time of signing, but an investor must complete the intended purchase to obtain the reduced sales load.

          CLASS B SHARES. Investors are able to purchase Class B shares at their net asset value per share next determined after a purchase order is received, without imposition of any sales charge. Class B shares are sold subject to a maximum 4.00% CDSC as disclosed in the Prospectus. For each year of investment, the applicable CDSC declines in accordance with the tables set out in the Prospectus.

          Six years after the date of purchase (eight years in the case of shares acquired or exchanged from shares of Investors Trust), Class B shares will convert automatically to Class A shares, based on the relative net asset values of shares of each Class, and will at that time be subject to a distribution and service fee of 0.25% of the Participant Fund's net assets attributable to the Class. The conversion of Class B shares into Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversions will not constitute taxable events for Federal tax purposes.

          GEID has adopted guidelines, in view of the relative sales charges, service fees and distribution fees, directing its representatives and all selling agents that all purchases of shares should be for Class A shares when the purchase amount for Class B shares is $250,000 or more by an investor not eligible to purchase Class Y shares. GEID reserves the right to vary these guidelines at any time. In addition, a dealer reallowance of up to 4% of the net amount invested is paid to Authorized Firms selling Class B shares.

          CLASS C SHARES. Class C shares will be offered at their net asset value per share next determined after a purchase order is received, without imposition of an initial sales charge. Class C shares are sold subject to a maximum 1.00% CDSC applicable for one year after purchase as disclosed in the Prospectus. The CDSC is calculated in the same manner as that for Class B shares. Unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time.

          GEID has adopted guidelines, in view of the relative sales charges, service fees and distribution fees, directing its representatives and all selling agents that all purchases of shares should be for Class A shares when the purchase amount for Class C shares is $1,000,000 ($500,000 for the Short-Term Government Fund) or more by an investor not eligible to purchase Class Y shares. GEID reserves the right to vary these guidelines at any time. In addition, a dealer reallowance of up to 1.00% of the net amount invested is paid to Authorized Firms selling Class C shares.

          CLASS Y SHARES. Class Y shares will be offered without imposition of a sales charge, CDSC, service fee or distribution fee exclusively to: (1) banks, insurance companies and industrial corporations each purchasing shares directly through GEID for their own account; (2) financial institutions investing in their fiduciary capacity on behalf of clients or customers; (3) tax-exempt investors, including defined benefit or contribution plans (including plans meeting the requirements of Section 401(k) of the Code) that do not seek services in connection with their investment in the Funds that are provided or paid by GEAM or its affiliates, in addition to investment advisory services, plans established under Section 403(b) of the Code, trusts established under Section 501(c)(9) of the Code to fund the payment of certain welfare benefits, charitable, religious and educational institutions, and foundations and endowments of those investors; (4) investment companies not managed or sponsored by GEAM or any affiliate of GEAM; (5) tax-exempt investors, including defined benefit and defined contribution plans that are determined to be affiliated plans with respect to GEAM; and (6) Financial Intermediaries that have an agreement with the Trust, GEAM or GEID which does not require the Trust, GEAM or GEID to compensate the Financial Intermediary for its services for initial purchases by their clients or customers equal to or exceeding $250,000 per Participant Fund (the "Minimum Purchase Requirement") and any subsequent purchases by such clients or customers who have already met the Minimum Purchase Requirement ("Institutional Investors"). The Minimum Purchase Requirement for clients or customers of Financial Intermediaries is waived for purchases by certain non-qualified deferred compensation plans (such as supplemental employee retirement plans) and tax-exempt customers, including, but not limited to, defined benefit or defined contribution plans meeting the requirements of
Section 401(a) of the Code (including 401(k) plans), retirement plans for self-employed individuals, plans established under Section 403(b) of the Code and plans meeting the requirements of Section 457(b) of the Code. IRAs, simplified employee pension IRAs ("SEP-IRAs"), salary reduction SEP-IRAs and Keogh plans are only eligible to purchase Class Y shares through Financial Intermediaries. For purposes of this SAI, the term "industrial corporation" is intended to mean any corporate entity employing 100 or more persons but does not include professional corporations or corporations established under Subchapter S of the Code. Investors eligible to purchase Class Y shares may not purchase any other Class of shares, except as noted above under "Class A Shares." In addition, a dealer reallowance of up to .32% of the net amount invested is paid to Authorized Firms selling Class Y shares.

          PURCHASES THROUGH INTERMEDIARIES. Class A, Class B and Class C shares of each Participant Fund, Class Y shares of each Participant Fund other than the Short-Term Government Fund and shares of the S&P 500 Index Fund and Money Market Fund are available to clients and customers of Financial Intermediaries as provided above. Certain features of each Fund, such as initial and subsequent investment minimums, redemption fees and certain operational procedures, may be modified or waived subject to agreement with or among the Trust, GEAM or GEID and such Financial Intermediaries. Financial Intermediaries may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if Fund shares are purchased or redeemed directly from the Trust or GEID. Therefore, a client or customer should contact their investment adviser and/or Financial Intermediary acting on his or her behalf concerning the fees (if any) charged in connection with a purchase or redemption of Fund shares and should read the Prospectus in light of the terms governing his or her account with the Financial Intermediary. Financial Intermediaries will be responsible for promptly reporting client or customer purchase and redemption orders to the Trust in accordance with their agreements with their clients or customers and their agreements with or among the Trust, GEAM or GEID.

          The Trust has authorized certain Financial Intermediaries and their authorized designees to accept purchase and redemption orders on behalf of the Trust. The Trust is deemed to have received a purchase or redemption order when a Financial Intermediary or its authorized designee accepts the order from its client or customer. Orders received in such a manner will be priced according to the net asset value of the Fund next determined after the order is received by the Financial Intermediary or its authorized designee.

SUBSEQUENT PURCHASE OF SHARES.

          Investors may purchase additional shares of a Fund at any time in the manner outlined above. All payments should clearly indicate the investor's account number, Fund number and desired Class. Subsequent purchases of Class A shares in accounts initially established with a purchase through GEID may be made without paying any initial sales charge.

PURCHASES IN-KIND.

          The Trust may, in its discretion, require that proposed investments of $10 million or more in a particular Class of a Participant Fund, or in the S&P 500 Index Fund or Money Market Fund, be made in kind. This requirement is intended to minimize the effect of transaction costs on existing shareholders of a Fund. Such transaction costs, which may include broker's commissions and taxes or governmental fees, domestic or foreign, as the case may be, may, in such event, be borne by the proposed investor in shares of the Fund. Under these circumstances, the Trust would inform the investor of the securities and amounts that are acceptable to the Trust. The securities would then be accepted by the Trust at their current market value in return for shares in the Fund of an equal value.

REDEMPTIONS

          Shares of the Funds may be redeemed on any day on which the Fund's net asset value is calculated as described below under "Net Asset Value." Redemption requests received in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value as next determined. The Trust normally transmits redemption proceeds within seven days after receipt of a redemption request. If a shareholder holds shares in more than one Class of a Participant Fund, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Trust receives further instructions. Redemption proceeds will be subject to no charge, except for certain redemptions of Class A and Class B shares of a Participant Fund. In addition, if the shareholder has checkwriting privileges, redemption of $100 or more may be made by writing a check either to the shareholder or to a third party. A shareholder who pays for shares of a Fund by personal check will receive the proceeds of a redemption of those shares when the purchase check has been collected, which may take up to 15 days or more. Shareholders who anticipate the need for more immediate access to their investment should purchase shares with Federal funds or bank wire or by a certified or cashier's check.

          The right of redemption of shares of a Fund may be suspended or the date of payment postponed (1) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (2) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of a Fund's investments or determination of its net asset value not reasonably practicable or (3) for such other periods as the SEC by order may permit for the protection of the Fund's shareholders.

          The Trust requires that a shareholder of a Fund maintain a minimum investment in a Fund of $500, so care should be exercised to ensure that redemptions do not reduce the shareholder's investment below this minimum. Two exceptions exist to this minimum investment requirement for (1) an account established by a Qualified Plan, and (2) new accounts established with the Direct Deposit Privilege, Payroll Savings Plan or Automatic Investment Plan. If the shareholder's account balance is less than $500 (except in the circumstances described above), the Trust may automatically redeem the shares of the Fund in the account and remit the proceeds to the shareholder so long as the shareholder is given 30 days prior written notice of the action.

          A holder of Existing Shares who fully redeems his account or whose account balance is involuntarily redeemed by the Trust in the manner set out below will not remain eligible for the load waiver thereafter, unless the person is otherwise eligible to purchase Class A shares without paying a load.

          A CDSC payable to the Distributor is imposed on certain redemptions of Class A, Class B and Class C shares of a Participant Fund, however effected. Class A, Class B and Class C shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents (1) shares that were purchased more than a fixed number of years prior to the redemptions, (2) reinvestment of dividends or capital gains distributions, (3) shares purchased directly through GEID or (4) capital appreciation of shares redeemed. The amount of any applicable CDSC will be calculated by multiplying the applicable percentage charge by the lesser of (1) the net asset value of the Class A, Class B or Class C shares at the time of purchase or (2) the net asset value of the Class A, Class B or Class C shares at the time of redemption. In circumstances in which the CDSC is imposed upon redemption of Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed.

          The CDSC on Class A and Class C shares is payable on the same terms and conditions as would be applicable to Class B shares, except that the CDSC on Class A and Class C shares is at a lower rate and for a shorter period than that imposed on Class B shares (1% for redemptions only during the first year after purchase) and except that Class A and Class C shares have no automatic conversion feature. The CDSC applicable to Class A and

Class C shares is calculated in the same manner as the CDSC with respect to Class B shares and is waived in the same situations as with respect to Class B shares.

          The following table sets forth the CDSC rates applicable to redemptions of Class B shares of the U.S. Equity Fund, the Premier Fund, the Premier Research Fund, the Premier International Fund, the Premier Value Fund, the Value Equity Fund, the Small-Cap Value Fund, the Mid-Cap Growth Fund, the Mid-Cap Value Fund, the Global Fund, the International Fund, the Europe Fund, the Emerging Markets Fund and the Strategic Fund:

                                                        CDSC as a %
Year Since Purchase                                     of Amount
Payment was Made                                        Redeemed
--------------------------------------------------------------------------------
Within First Year                                       4.00%
Within Second Year                                      3.00%
Within Third Year                                       2.00%
Within Fourth Year                                      1.00%
Within Fifth Year                                       0.00%
Within Sixth Year                                       0.00%
--------------------------------------------------------------------------------

          The following table sets forth the CDSC rates applicable to redemptions of Class B shares of the Tax-Exempt Fund, the Income Fund, the Government Securities Fund, the High Yield Fund and the Short-Term Government
Fund:

                                                        CDSC as a %
Year Since Purchase                                     of Amount
Payment was Made                                        Redeemed
--------------------------------------------------------------------------------
Within First Year                                       3.00%
Within Second Year                                      3.00%
Within Third Year                                       2.00%
Within Fourth Year                                      1.00%
Within Fifth Year                                       0.00%
Within Sixth Year                                       0.00%
--------------------------------------------------------------------------------

          The following table sets forth the CDSC rates applicable to redemptions of any Fund's Class B shares acquired, either by purchase or exchange, as a result of the combination of the Investors Trust Funds with certain Funds:

                                                        CDSC as a %
Year Since Purchase                                     of Amount
Payment was Made                                        Redeemed
--------------------------------------------------------------------------------
Within First Year                                       5.00%
Within Second Year                                      4.00%
Within Third Year                                       3.00%
Within Fourth Year                                      2.00%
Within Fifth Year                                       1.00%
Within Sixth Year                                       0.00%
Within Seventh Year                                     0.00%
Within Eighth Year                                      0.00%
--------------------------------------------------------------------------------

          Class B shares will automatically convert to Class A shares six years (eight years in the case of Class B shares acquired, either by purchase or exchange, as a result of the combination of the Investors Trust Funds with certain Funds) after the date on which they were purchased and thereafter will no longer be subject to the higher distribution fee applicable to such Class B shares, but will be subject to the 0.25% distribution fee applicable with respect to Class A shares. See "Exchange Privilege" for the effect of exchanges on the CDSC applicable to exchanged shares.

          In determining the applicability and rate of any CDSC to a redemption of shares of a Fund, the Distributor will assume that a redemption is made first of shares representing reinvestment of dividends and capital gain distributions and then of other shares held by the shareholder for the longest period of time. This assumption will result in the CDSC, if any, being imposed at the lowest possible rate.

          The Trust will waive the CDSC on redemptions of Class A, Class B or Class C shares of the Funds upon the death or disability of a shareholder if the redemption is made within one year of death or disability of a shareholder. The CDSC would be waived when the decedent or disabled person is either an individual shareholder or, in the case of death, owns the shares with his or her spouse as a joint tenant with right of survivorship, and when the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC would apply to a total or partial redemption but only to redemptions of Class A, Class B or Class C shares held at the time of the death or initial determination of disability. The Trust will also waive the CDSC (1) on redemptions of Class A, Class B or Class C shares of the Funds representing a minimum required distribution from an IRA effected pursuant to a systematic withdrawal plan (see "Systematic Withdrawal Plan" below), (2) on redemptions of Class A shares being redeemed within one year of purchase that were subject to no front-end sales load upon purchase by virtue of being part of a purchase of $1 million, (3) on redemptions that represent "substantially equal periodic payments" as described under Section 72(t)(2) of the Internal Revenue Code of 1986, as amended, and (4) on redemptions of Class B or Class C shares effected through the Systematic Withdrawal Plan to the extent such redemptions do not exceed 10% of investor's account value.

REDEMPTIONS THROUGH AN AUTHORIZED FIRM

          An investor whose shares are purchased with the assistance of an Investment Professional may redeem all or part of his or her shares in accordance with the instructions pertaining to such accounts. It is the responsibility of the Authorized Firm to transmit the redemption order (and credit its customers' account with the redemption proceeds, if applicable) on a timely basis. If such investor is also the shareholder of record of those accounts on the books of State Street, he or she may redeem shares pursuant to methods described below. Such an investor using the redemption by mail or wire methods must arrange with the Authorized Firm for delivery of the required forms to State Street. It is the responsibility of the Authorized Firm to transmit the redemption order (and credit its customer's account with the redemption proceeds, if applicable) on a timely basis.

REDEMPTIONS BY MAIL

          Shares of a Fund may be redeemed by mail by making a written request for redemption that (1) states the Class (if applicable) and the number of shares or the specific dollar amount to be redeemed, (2) identifies the Fund or Funds from which the number or dollar amount is to be redeemed, (3) identifies the shareholder's account number and (4) is signed by each registered owner of the shares exactly as the shares are registered and sending the request to the Trust at:

          GE Funds
          P.O. Box 219631
          Kansas City, MO  64121-9631

For overnight package delivery:

          GE Funds
          c/o National Financial Data Services Inc.
          330 West 9th Street
          Kansas City, MO  64105

          Signature guarantees are required for all redemptions over $50,000. In addition, signature guarantees are required for requests to have redemption proceeds (1) mailed to an address other than the address of record, (2) paid to someone other than the shareholder, (3) wired to a bank other than the bank of record, or (4) mailed to an address that has been changed within 30 days of the redemption request. All signature guarantees must be guaranteed by a commercial bank, trust company, broker, dealer, credit union, national securities exchange or registered association, clearing agency or savings association or by Managers of Personnel Accounting of GE or their designated alternates. The Trust may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees, guardians or persons utilizing a power of attorney. A request for redemption will not be deemed to have been submitted until the Trust receives all documents in proper order typically required to assure the safety of a particular account. The Trust may waive the signature guarantee on a redemption of $50,000 or less if it is able to verify the signatures of all registered owners from its accounts.

REDEMPTION BY TELEPHONE

          Shares of a Fund may be redeemed by telephone, unless the investor has declined this option on the applicable section of the account application form. Dividends will be earned through and including the date of receipt of the redemption request. If the account is registered jointly in the name of more than one shareholder, only one shareholder will be required to authorize redemption of shares by telephone, and the Trust will be entitled to act upon telephonic instructions of any shareholder of a joint account. Redemptions of shares of a Fund by a Qualified Plan may not be effected by telephone.

          Proceeds from a telephonic wire redemption request placed through a customer service representative will be transferred by wire to the shareholder's bank account (which has previously been identified in writing to the Trust). A transmission fee of $10 will be charged for wire transfers of funds by the Trust. Wire transfers will be made directly to the account specified by the shareholder if that bank is a member of the Federal Reserve System or to a correspondent bank if the bank holding the account is not a member. Fees on wire transfers may also be imposed by the bank and will be the responsibility of the shareholder. Wire transfer of funds will be made within two business days following the telephonic request.

          Proceeds from a telephonic check redemption request placed through the automated system will be sent by check to the shareholder's address of record. The minimum telephonic wire redemption request is $1,000; the minimum telephonic check redemption request is $500 and the maximum telephonic check redemption request is $50,000.

          Telephone redemption requests may be difficult to implement in times of drastic economic or market changes. In the event shareholders of the Funds are unable to contact the Trust by telephone, shareholders should write to the Trust at:

          GE Funds
          P.O. Box 219631
          Kansas City, MO  64121-9631

For overnight package delivery:

          GE Funds
          c/o National Financial Data Services Inc.
          330 West 9th Street
          Kansas City, MO  64105

          By making a telephonic redemption request, a shareholder authorizes the Trust to act on the telephonic redemption instructions by any person representing himself or herself to be the shareholder and believed by the Trust to be genuine. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and the Trust's records of such instructions will be binding. If the procedures, which include the use of a personal identification number ("PIN") system and the provision of written confirmation of transactions effected by telephone, were not employed by the Trust, the Trust could be subject to liability for any loss resulting from unauthorized or fraudulent instructions. As a result of compliance with this policy, if the Trust follows the procedures outlined above and has a good faith belief that the instructions it received were genuine, the shareholder will bear the risk of loss in the event of a fraudulent redemption transaction.

SYSTEMATIC WITHDRAWAL PLAN

          The Trust's Systematic Withdrawal Plan permits investors in a Fund to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if they have a $10,000 minimum account in a Class of a Participant Fund or in the Money Market Fund. The maximum amount which may be withdrawn under the Systematic Withdrawal Plan is 10% of the value of a Shareholder's account on an annual basis. An application for the Systematic Withdrawal Plan can be obtained from the Trust. The Systematic Withdrawal Plan may be terminated at any time by the investor or the Trust.

INVOLUNTARY REDEMPTIONS

          An account of a shareholder of a Fund with respect to a Class of shares (if applicable) that is reduced by redemptions, and not by reason of market fluctuations to a value of $500 or less may be redeemed by the Trust, but only after the shareholder has been given notice of at least 30 days in which to increase the balance in the account to more than $500. An account established through a Qualified Plan or an account that has not yet reached the $500 minimum through the Direct Deposit Privilege, Payroll Savings Plan or Automatic Investment Plan will not be involuntarily redeemed.

DISTRIBUTIONS IN-KIND

          If the Board determines that it would be detrimental to the best interests of a Fund's shareholders to make a redemption payment wholly in cash, the Trust may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Trust's net assets by a distribution in kind of portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Portfolio securities issued in a distribution in kind will be deemed by GEAM to be readily marketable. Shareholders receiving distributions in kind of portfolio securities may incur brokerage commissions when subsequently disposing of those securities.

CHECKWRITING PRIVILEGES

          A shareholder of the Money Market Fund may request in an application form or by letter sent to the Trust that he or she would like checkwriting privileges, which are provided at no cost to the shareholder. The Trust will provide redemption checks ("Checks") drawn on the shareholder's account. Checks will be sent only to the shareholder of the account and only to the address of record. The application or written request must be manually signed by the shareholder. Checks may be made payable to the order of any person in an amount of $100 or more. Dividends are earned until the Check clears. When a Check is presented to State Street for payment, State Street, as agent, will cause the Money Market Fund to redeem a sufficient number of shares in the shareholder's account to cover the amount of the Check. Checks will generally not be returned to the shareholder after clearance, unless such return is requested in writing by the shareholder. Shareholders generally will be subject to the same rules and regulations that State Street applies to checking accounts. Unless otherwise specified in writing to the Trust, only the signature of one shareholder of a joint account is required on Checks.

          Checks may not be written to redeem shares purchased by check until the earlier of (1) the date that good funds are credited to State Street by its correspondent bank or (2) 15 days from the date of receipt of the check utilized to purchase shares. If the amount of the Check is greater than the value of the shares in a shareholder's account, the Check will be returned marked "insufficient funds." Checks should not be used to close an account. Checks written on amounts subject to the hold described above will be returned marked "uncollected." If the Check does not clear, the shareholder will be responsible for any loss that the Money Market Fund or State Street incurs.

          The Trust may modify or terminate the checkwriting privilege at any time on 30 days' notice to participating shareholders. The checkwriting privilege is subject to State Street's rules and regulations and is governed by the Massachusetts Uniform Commercial Code. All notices with respect to Checks drawn on State Street must be given to State Street. Stop payment instructions may be given by calling the applicable toll free number listed on the back cover of the Prospectus.

REINSTATEMENT PRIVILEGE

          Participant Funds also offer a reinstatement privilege under which a shareholder that has redeemed Class A, Class B or Class C shares may reinvest the proceeds from the redemption without imposition of a sales charge, provided the reinvestment is made within 60 days of the redemption. A shareholder wishing to exercise this privilege must do so in writing.

          For purposes of determining the amount of any CDSCs payable on any subsequent redemptions, the purchase payment made through exercise of the reinstatement privilege will be deemed to have been made at the time of the initial purchase (rather than at the time the reinstatement was effected). The tax status of a gain realized on a redemption will not be affected by exercise of the reinstatement privilege but a loss will be nullified if the reinvestment is made within 30 days of redemption. Refer to the section titled "Dividends, Distributions and Taxes" later in this SAI for the tax consequences when, within 90 days of a purchase of Class A, Class B or Class C shares, the shares are redeemed and reinvested in a Participant Fund.

EXCHANGE PRIVILEGE

          The exchange privilege described in the Prospectus enables a shareholder of a Fund to acquire shares in a Fund having a different investment objective and policies when the shareholder believes that a shift between Funds is an appropriate investment decision. Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested in shares of the Fund being acquired. The Trust reserves the right to reject any exchange request. The Funds may terminate the exchange privilege of any investor that makes more than four exchanges out of a Fund in any twelve month period or more than two exchanges out of a Fund in any 30 day period. Accounts under common control will be aggregated for purposes of the four exchange limit. The exchange limit may be modified for certain retirement plan investors.

          Shares of each Class of a Participant Fund may be exchanged for shares of the same Class of any other Participant Fund at their respective net asset values. An Institutional Investor (other than a Class Y eligible retirement plan) can exchange shares of the Money Market Fund or the S&P 500 Index Fund for Class Y shares of a Participant Fund. A Class Y eligible retirement plan can exchange shares of the Money Market Fund or the S&P 500 Index Fund for Class A or Class Y shares of a Participant Fund, as selected by the plan sponsor, depending upon whether the plan sponsor desires the additional services provided to Class A shareholders. All other Money Market Fund or S&P 500 Index Fund shareholders will be given the choice of receiving either Class A, Class B or Class C shares of a Participant Fund upon the completion of an exchange, subject to applicable sales charges. The privilege is available to shareholders residing in any state in which shares of the Fund being acquired may legally be sold.

          An exchange of shares is treated for Federal income tax purposes as a redemption (that is, a sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. An exchange of shares may be made by calling or by writing the Trust. The Trust may, upon 60 days' prior written notice to the shareholders of a Fund, materially modify or terminate the exchange privilege with respect to the Fund or impose a charge of up to $5 for exchanges of shares of the Fund.

          Shareholders who exchange their Class A shares purchased through a Financial Intermediary, and Class B or Class C shares for the S&P 500 Index Fund or Money Market Fund shares will be subject to the CDSC applicable to Class A, Class B or Class C shares at the time the shareholder redeems such S&P 500 Index Fund or Money Market Fund shares. Upon an exchange of Class A, Class B or Class C shares for Class A, Class B or Class C shares (as applicable) of another Participant Fund, the new Class A, Class B or Class C shares will be deemed to have been purchased on the same date as the Class A, Class B or Class C shares of the Participant Fund which have been exchanged for CDSC calculation purposes. However, a shareholder who exchanges his Class A, Class B or Class C shares for shares of the S&P 500 Index Fund or Money Market Fund and then exchanges those shares for Class A, Class B or Class C shares will be subject to having the period of time in which his shares were invested in the S&P 500 Index Fund or Money Market Fund tolled when computing the applicable CDSC. Likewise, shareholders who exchange their Class A, Class B or Class C shares of a Participant Fund with Class A, Class B or Class C shares of another Participant Fund will be subject to the CDSC of the original Fund at the time of redemption from the second Fund.

          Class B shares of any Participant Fund acquired either by purchase or exchange, as a result of the combination of the Investors Trust Funds with certain Funds, will be charged the CDSC applicable to the Class B shares that had been applicable to the relevant Investors Trust Fund before the combination. Shareholders of the S&P 500 Index Fund or Money Market Fund who acquired their shares by exchange from an Investors Trust Fund will be charged the CDSC that had been applicable to the Class B shares of the relevant Investors Trust Fund upon redemption from the S&P 500 Index Fund or Money Market Fund. Shares of the Funds purchased through a Financial Intermediary may only be exchanged for shares of another Fund which is offered by that Financial Intermediary.

          Shareholders exercising the exchange privilege should review the Prospectus disclosure for the Fund they are considering investing in carefully prior to making an exchange.

                                 NET ASSET VALUE

          The Trust will not calculate net asset value on days that the NYSE is closed. On those days, securities held by a Fund may nevertheless be actively traded, and the value of the Fund's shares could be significantly affected.

          Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the net asset value of the S&P 500 Index Fund, the Money Market Fund or a Class of certain Participant Funds may not take place contemporaneously with the determination of the prices of many of their portfolio securities used in the calculation. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for the security. All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer. If these quotations are not available, the rate of exchange will be determined in good faith by the Board. In carrying out the Board's valuation policies, GEAM may consult with one or more independent pricing services ("Pricing Service") retained by the Trust.

          Debt securities of U.S. issuers (other than Government Securities and short-term investments), including Municipal Obligations, are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. Valuations for municipal bonds are obtained from a qualified municipal bond pricing service; prices represent the mean of the secondary market. When, in the judgment of the Pricing Service, quoted bid prices for investments of the Tax-Exempt Fund are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments of the Tax-Exempt Fund that are not regularly quoted are carried at fair value as determined by the Board, which may rely on the assistance of the Pricing Service. The procedures of the Pricing Service are reviewed periodically by GEAM under the general supervision and responsibility of the Board.

          The valuation of the portfolio securities of the Money Market Fund is based upon amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the instrument.

          The use of the amortized cost method of valuing the portfolio securities of the Money Market Fund is permitted by a rule adopted by the SEC. Under this rule, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less, and invest only in "eligible securities" as defined in the rule, which are determined by GEAM to present minimal credit risks. Pursuant to the rule, GEAM has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Money Market Fund's portfolio holdings at such intervals as GEAM may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.

          The rule regarding amortized cost valuation provides that the extent of certain significant deviations between the Money Market Fund's net asset value based upon available market quotations or market equivalents and the $1.00 per share net asset value based on amortized cost must be examined by the Board. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders of the Money Market Fund, the Board must, in accordance with the rule, cause the Fund to take such corrective action as the Board regards as necessary and appropriate, including: selling portfolio instruments of the Fund prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

          Net investment income (that is, income other than long- and short-term capital gains) and net realized long- and short-term capital gains are determined separately for each Fund. Dividends of a Participant Fund, the S&P 500 Index Fund or the Money Market Fund which are derived from net investment income and distributions of net realized long- and short-term capital gains paid by a Fund to a shareholder will be automatically reinvested in additional shares of the same Class of the Participant Fund, the S&P 500 Index Fund or the Money Market Fund, respectively, and deposited in the shareholder's account, unless the shareholder instructs the Trust, in writing or by telephone, to pay all dividends and distributions in cash. Shareholders may contact the Trust for details concerning this election. However, if it is determined that the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder, the Fund may terminate the shareholder's election to receive dividends and other distributions in cash. Thereafter, the shareholder's subsequent dividends and other distributions will be automatically reinvested in additional shares of the Fund until the shareholder notifies the Fund in writing of his or her correct address and requests in writing that the election to receive dividends and other distributions in cash be reinstated. No interest will accrue on amounts represented by uncashed dividend, distribution or redemption checks. Dividends attributable to the Tax-Exempt Fund, the Income Fund, the Government Securities Fund, the Short-Term Government Fund, the High Yield Fund and the Money Market Fund are declared daily and paid monthly.

          The Government Securities Fund will declare a distribution each day in an amount based on periodic projections of its future net investment income and will pay such distributions monthly. Consequently, the amount of each daily distribution may differ from actual net investment income. The purpose of these distribution procedures is to attempt to eliminate, to the extent possible, fluctuations in the level of monthly distribution payments that might result if such Fund declared dividends in the exact amount of its daily net investment income.

          It is possible, however, as a result of this policy that total distributions in a year could exceed the total of the Government Securities Fund's current year net investment income and capital gains. If this should occur, a portion of the distributions received by shareholders of such Fund could be a nontaxable "return of capital" for federal income tax purposes and thereby reduce the shareholder's cost basis in shares of the Fund. If distributions are received in additional shares rather than cash, the capital "returned" would be automatically reinvested. In general, a shareholder's total cost basis in the Fund will reflect the cost of the shareholders' original investment plus the amount of any reinvestment.

          Dividends attributable to the net investment income of the Premier Growth Fund, the Premier Research Fund, the Premier International Fund, the Premier Value Fund, the S&P 500 Index Fund, the U.S. Equity Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Mid-Cap Growth Fund, the Value Equity Fund, the Global Fund, the International Fund, the Europe Equity Fund, the Emerging Markets Fund and the Strategic Fund are declared and paid annually. If a shareholder redeems all of his shares of the Tax-Exempt Fund, the Income Fund, the Government Securities Fund, the Short-Term Government Fund, the High Yield Fund or the Money Market Fund at any time during a month, all dividends to which the shareholders is entitled will be paid to the shareholder along with the proceeds of his redemption. Written confirmations relating to the automatic reinvestment of daily dividends will be sent to shareholders within five days following the end of each quarter for the Tax-Exempt Fund, the Income Fund, the Government Securities Fund, the Short-Term Government Fund and the High Yield Fund, and within five days following the end of each month for the Money Market Fund. Distributions of any net realized long-term and short-term capital gains earned by a Fund will be made annually.

These dividends and distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. All expenses of the Tax-Exempt Fund, the Income Fund, the Government Securities Fund, the Short-Term Government Securities Fund, the High Yield Fund and the Money Market Fund are accrued daily and deducted before declaration of dividends to shareholders. Earnings of the Tax-Exempt Fund, the Income Fund, the Government Securities Fund, the Short-Term Government Securities Fund, the High Yield Fund and the Money Market Fund for Saturdays, Sundays and holidays will be declared as dividends on the business day immediately preceding the Saturday, Sunday or holiday. As a result of the different service and distribution fees applicable to the Classes, the per share dividends and distribution on Class Y shares will be higher than those on Class A shares, which in turn will be higher than those of Class B and Class C shares.

          Each Fund is subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of net investment income and capital gains. If necessary to avoid the imposition of this tax, and if in the best interests of the Fund's shareholders, the Trust will declare and pay dividends of the Fund's net investment income and distributions of the Fund's net capital gains more frequently than stated above.

TAX STATUS OF THE FUNDS AND THEIR SHAREHOLDERS

          Set forth below is a summary of certain Federal income tax considerations generally affecting the Funds and their shareholders. The summary is not intended as a substitute for individual tax planning, and shareholders are urged to consult their tax advisors regarding the application of Federal, state, local and foreign tax laws to their specific tax situations.

          Each Fund is treated as a separate entity for Federal income tax purposes. Each Fund's net investment income and capital gains distributions are determined separately from any other series that the Trust may designate.

          The Trust intends for each Fund to elect to be treated as a "regulated investment company" under the Code and to qualify as a "regulated investment company" each year. If a Fund (1) qualifies as a regulated investment company and (2) distributes to its shareholders at least 90% of its net investment income (including for this purpose its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), the Fund will not be liable for Federal income taxes to the extent that its net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders. In addition, in order to avoid a 4% excise tax, a Fund must declare, no later than December 31 and distribute no later than the following January 31, at least 98% of its taxable ordinary income earned during the calendar year and 98% of its long-term and short-term capital gains for the 1-year period ending generally on October 31 of such calendar year. One requirement for qualification as a regulated investment company is that each Fund must diversify its holdings so that, at the end of each quarter,
(i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer or of two or more issuers that are controlled by the Fund (within the meaning of Section 851(b)(3)(B) of the Code) that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other regulated investment companies).

          Another requirement for qualification as a regulated investment company is that each Fund must earn at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the disposition of stock or securities (including gains from related investments in foreign currencies) and income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies (the "90% Test").

          If for any taxable year a Fund does not qualify for the special Federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to Federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions, including amounts derived from interest on tax-exempt obligations, would be taxable to shareholders to the extent of current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

          As of September 30, 2000, the following Funds have capital loss carryforwards as indicated below. The capital loss carryforward of the Tax-Exempt Fund includes a capital loss carryforward of $42,651 acquired as a result of the Reorganization with the Investors Trust Tax Free Fund. The capital loss carryforward is available to offset future realized capital gains to the extent provided in the Code and regulations promulgated thereunder.

                                                                                     Expiration Dates:
Fund                                                   Amount                           September 30,
----                                                   ------                           -------------
Tax-Exempt Fund                                              $333,580                       2004
                                                             $437,039                       2008

Income Fund                                                  $182,527                       2003
                                                              $38,636                       2004
                                                             $445,270                       2005
                                                           $2,159,439                       2008

Government Securities Fund                                $78,123,796                       2002
                                                         $107,525,597                       2003
                                                           $1,748,819                       2004
                                                           $6,478,543                       2008

Money Market Fund                                              $3,153                       2003
                                                               $5,688                       2005

High-Yield Fund                                              $176,620                       2008

Short-Term Government Fund                                    $12,130                       2008

          As a result of the Reorganization, the Investors Trust Tax Free Fund had a taxable year ending on the date of the Reorganization, and the taxable year of each respective acquiring GE Fund in which the Reorganization occurs will be a separate taxable year for purposes of determining the taxable years in which carryforwards of the Investors Trust Tax Free Fund may be applied. Accordingly, the Reorganization has the effect of reducing the carryforward periods of the Investors Trust Tax Free Fund. Such reduced periods are reflected in the foregoing table of expiration dates.

          Net investment income or capital gains earned by a Fund investing in foreign securities may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Funds to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of these Funds' assets to be invested within various countries is not now known. The Trust intends that the Funds seek to operate so as to qualify for treaty-reduced rates of tax when applicable. In addition, if a Fund qualifies as a regulated investment company under the Code, if certain distribution requirements are satisfied, and if more than 50% of the value of the Fund's assets at the close of the taxable year consists of stocks or securities of foreign corporations, the Trust may elect, for U.S. Federal income tax purposes, to treat foreign income taxes paid by the Fund that can be treated as income taxes under U.S. income tax principles as paid by its shareholders. The Global Fund, the International Fund, the Europe Fund and the Emerging Markets Fund each anticipates that it may qualify for and make this election in most, but not necessarily all, of its taxable years. If a Fund were to make an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders would be entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct those portions from their U.S. taxable income, if any. Shortly after any year for which it makes an election, the Trust will report to the shareholders of the Fund, in writing, the amount per share of foreign tax that must be included in each shareholder's gross income and the amount that will be available as a deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

          A Fund's transactions in options and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of a Fund, (2) could require the Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above and in the Prospectus. The Trust seeks to monitor transactions of each Fund, will seek to make the appropriate tax elections on behalf of the Fund and seeks to make the appropriate entries in the Fund's books and records when the Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

          In order for the Tax-Exempt Fund to pay exempt-interest dividends for any taxable year, at the close of each taxable quarter, at least 50% of the aggregate value of the Fund's portfolio must consist of exempt-interest obligations. Within 60 days after the close of the taxable year of the Tax-Exempt Fund, the Trust will notify the Fund's shareholders of the portion of the dividends paid that constitutes an exempt-interest dividend with respect to that taxable year. The percentage of total dividends paid by the Tax-Exempt Fund with respect to any taxable year that qualifies as Federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund for that year.

          Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Tax-Exempt Fund is not deductible for income tax purposes if the Fund distributes exempt-interest dividends during the shareholder's taxable year. In addition, if a shareholder of the Tax-Exempt Fund holds shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares.

          As a general rule, a shareholder's gain or loss on a sale or redemption of shares of a Fund will be a long-term capital gain or loss if the shareholder has held the shares for more than one year. The gain or loss will be a short-term capital gain or loss if the shareholder has held the shares for one year or less.

          A Fund's net realized long-term capital gains are distributed as described in the Prospectus. The distributions ("capital gain dividends"), if any, are taxable to a shareholder of a Fund as long-term capital gains, regardless of how long a shareholder has held the shares, and will be designated as capital gain dividends in a written notice mailed by the Trust to the shareholders of the Fund after the close of the Fund's prior taxable year. If a shareholder receives a capital gain dividend with respect to any share of a Fund, and if the share is sold before it has been held by the shareholder for six months or less, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, will be treated as a long-term capital loss. This rule will apply to a sale of shares of the Tax-Exempt Fund only to the extent the loss is not disallowed under the provision described above. Investors considering buying shares of a Fund on or just prior to the record date for a taxable dividend or capital gain distribution should be aware that the amount of the dividend or distribution payment will be a taxable dividend or distribution payment.

          Special rules contained in the Code apply when a shareholder of a Fund disposes of shares of the Fund through a redemption or exchange within 90 days of purchase and subsequently acquires shares of a Fund on which a sales charge normally is imposed without paying a sales charge in accordance with the exchange privilege described in the Prospectus. In these cases, any gain on the disposition of the shares of the Fund will be increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares of the Fund subsequently acquired. In addition, if shares of a Fund are purchased within 30 days of redeeming shares at a loss, the loss will not be deductible and instead will increase the basis of the newly purchased shares.

          If a shareholder of a Fund fails to furnish the Trust with a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% "backup withholding" tax with respect to (1) taxable dividends and distributions from the Fund and (2) the proceeds of any redemptions of shares of the Fund (other than the Money Market
Fund). An individual's taxpayer identification number is his or her social security number. The 31% backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

FOREIGN TAXES

          Foreign governments may impose taxes on a Fund's investments, and these taxes generally will reduce the Fund's distributions. An eligible Fund may elect to pass through to its shareholders foreign taxes paid from its investments meeting certain holding period requirements. If you meet certain holding period requirements with respect to your fund shares, an offsetting tax credit may be available to you. If you do not meet such holding period requirements, you may still be entitled to a deduction for certain foreign taxes. In either case, your tax statement will show more taxable income than was actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

                             THE FUNDS' PERFORMANCE

          The Trust, from time to time, may quote a Fund's performance, in terms of the Money Market Fund's or a Class' yield and/or total return, in reports or other communications to shareholders of a Fund or in advertising material. Additional information regarding the manner in which performance figures are calculated is provided below.

YIELD FOR THE MONEY MARKET FUND

          The Trust may, from time to time, include the yield and effective yield of the Money Market Fund in advertisements or reports to shareholders or prospective investors. "Current yield" will be based upon the income that a hypothetical investment in the Fund would earn over a stated seven-day period. This amount would then be "annualized," which means the amount of income generated over that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The Money Market Fund's "effective yield" will be calculated similarly, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield would be slightly higher than the current yield because of the compounding effect of this presumed reinvestment.

          The yield for the Money Market Fund is computed by (1) determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven-calendar-day period for which yield is to be quoted, (2) dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and (3) annualizing the results (that is, multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares less a hypothetical charge reflecting deductions from shareholder accounts, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the Trust may calculate a compound effective annualized yield by adding one to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting one.

          The Money Market Fund's seven-day current yield and effective seven-day yield as of September 30, 2000 were 6.13% and 6.31%, respectively. Had GEAM not absorbed a portion of the Money Market Fund's expenses, the Fund's seven-day yield and effective seven-day yield as of September 30, 2000 would have been lower.


YIELD FOR OTHER FUNDS

          The Trust may, from time to time, advertise a 30-day "yield" for each Class of a Participant Fund and an "equivalent taxable yield" for each Class of the Tax-Exempt

Fund. The 30-day yield figures are calculated for a Class of a Fund according to a formula prescribed by the SEC. The formula can be expressed as follows:

                                                6
                             Yield = 2[(a-b + 1) -1]
                                        ---
                                        cd

Where:

          a = dividends and interest earned during the period.

          b = expenses accrued for the period (net of reimbursement).

          c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

          d = the maximum offering price per share on the last day of the period.

          For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by a Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

          Investors should recognize that, in periods of declining interest rates, the yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yield will tend to be somewhat lower. In addition, when interest rates are falling, moneys received by a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite result can be expected to occur.

          Yield information is useful in reviewing the performance of a Fund, but because yields fluctuate, this information cannot necessarily be used to compare an investment in shares of the Fund with bank deposits, savings accounts and similar investment alternatives that often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders of a Fund should remember that yield is a function of the kind and quality of the instruments in the Fund's portfolio, portfolio maturity, operating expenses and market conditions.

          The 30-day yield for the period ended September 30, 2000 for Class A, Class B and Class Y shares, respectively, of the Tax-Exempt Fund, Short-Term Government Fund, Government Securities Fund and Income Fund were as follows:

FUND                                           CLASS A          CLASS B          CLASS C          CLASS Y
----                                           -------          -------          -------          -------
Tax-Exempt Fund                                 4.69%            4.14%            4.14%            5.15%
Short-Term Government Fund                      6.26%            5.82%            5.67%            6.67%

Government Securities Fund                      6.10%            5.62%            5.64%             N/A
Income Fund                                     6.18%            5.71%            5.70%            6.71%
High Yield Fund                                10.84%           10.54%           10.55%           10.60%

          Had the Funds' investment adviser not absorbed a portion of the above Funds' expenses, these Funds' 30-day yield for the period ended September 30, 2000 class of shares would have been lower.

          The equivalent taxable yield of the Tax-Exempt Fund demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to the Fund's tax-exempt yield. The Tax-Exempt Fund's tax equivalent yield is computed for a Class by dividing that portion of the Fund's yield that is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. Thus, the equivalent taxable yield of a Class of the Tax-Exempt Fund will always exceed the Class' yield. Assuming an effective tax rate of 39.6%, for the 30-day period ended September 30, 2000, the equivalent taxable yield of the Tax-Exempt Fund for Class A, Class B, Class C and Class Y shares, respectively, was 7.76%, 6.85%, 6.85% and 8.53%. Had the Tax-Exempt Fund's investment adviser not absorbed a portion of the Fund's expenses, assuming an effective tax rate of 39.6%, the equivalent taxable yield of the Tax-Exempt Fund for the indicated 30-day period for the relevant Class of shares would have been lower.


AVERAGE ANNUAL TOTAL RETURN

          From time to time, the Trust may advertise an "average annual total return," which represents the average annual compounded rates of return over one-, five- and ten-year periods, or over the life of the Fund (as stated in the advertisement) for each class of shares of a Fund. This total return figure shows an average percentage change in value of an investment in the Class from the beginning date of the measuring period to the ending date of the period. The figure reflects changes in the price of a class of shares and assumes that any income, dividends and/or capital gains distributions made by the Fund during the period are reinvested in shares of the same Class. When considering average annual total return figures for periods longer than one year, investors should note that a Fund's annual total return for any one year in the periods might have been greater or less than the average for the entire period.

          The "average annual total return" figures for the Funds described below are computed for a Class according to a formula prescribed by the SEC. The formula can be expressed as follows:

                         n
                 P(1 + T)  = ERV

Where:

          P       =     a hypothetical initial payment of $1,000;

          T       =     average annual total return;

          n       =     number of years; and

          ERV     =     Ending Redeemable Value of a hypothetical
                        $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

          The ERV assumes the maximum applicable sales load is deducted from the initial investment or redemption amount, in the case of CDSC, complete redemption of the hypothetical investment at the end of the measuring period.

          The average annual total return for the periods ended September 30, 2000 for Class A, Class B and Class Y shares, respectively, of each Participant Fund was as follows:

                                                                           Load      Adjusted
----------------------------------------------------------------------------------------------------------------------------------
                              One         Five         Ten       Since      One       Five        Ten       Since       Inception
    Fund                      Year        Years        Years   Inception    Year      Years       Years   Inception       Date
----------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity
       Class A               12.10%       20.21%         -      18.10%      5.66%     18.79%          -     17.19%        2/22/93
       Class B               11.29%       19.31%         -      18.47%      7.33%     19.31%          -     18.47%       12/22/93
       Class C               11.25%            -         -      11.25%     10.27%          -          -      10.27        10/1/99
       Class Y               12.38%       20.51%         -      18.88%     12.38%     20.51%          -     18.88%       11/29/93
----------------------------------------------------------------------------------------------------------------------------------
  Tax-Exempt
       Class A                5.12%        4.70%         -       4.45%      0.69%      3.79%          -      3.81%         9/8/93
       Class B                4.43%        4.26%                 4.07%      1.43%      4.26%          -      4.07%         9/8/93
       Class C                4.43%            -         -       4.43%      3.43%          -          -      3.43%        10/1/99
       Class Y                5.47%            -         -       3.76%      5.47%          -          -      3.76%        9/26/97
----------------------------------------------------------------------------------------------------------------------------------
  S-T Government
       Class A                5.67%        5.41%         -       5.35%      3.03%      4.87%          -      4.94%         3/2/94
       Class B                4.95%        4.76%         -       4.70%      1.96%      4.76%          -      4.70%         3/2/94
       Class C                4.80%            -         -       4.80%      3.80%          -          -      3.80%        10/1/99
       Class Y                5.85%        5.67%         -       5.61%      5.85%      5.67%          -      5.61%         3/2/94
----------------------------------------------------------------------------------------------------------------------------------
  Income
       Class A                5.94%        5.59%         -       5.58%      1.45%      4.67%          -      4.99%        1/22/93
       Class B                5.15%        4.84%         -       4.85%      2.16%      4.84%          -      4.85%       12/22/93
       Class C                5.15%            -         -       5.15%      4.15%          -          -      4.15%        10/1/99
       Class Y                6.11%        5.85%         -       5.77%      6.11%      5.85%          -      5.77%       11/29/93
----------------------------------------------------------------------------------------------------------------------------------
  Global
       Class A               14.45%       13.08%         -      13.33%      7.86%     11.75%          -     12.45%        2/22/93
       Class B               13.56%       12.25%         -      11.63%      9.56%     12.25%          -     11.63%       12/22/93
       Class C               13.56%            -         -      13.56%     12.56%          -          -     12.56%        10/1/99
       Class Y               14.75%       13.38%         -      12.73%     14.75%     13.38%          -     12.73%       11/29/93
----------------------------------------------------------------------------------------------------------------------------------

                                                                           Load      Adjusted
----------------------------------------------------------------------------------------------------------------------------------
                              One         Five         Ten       Since      One       Five        Ten       Since       Inception
    Fund                      Year        Years        Years   Inception    Year      Years       Years   Inception       Date
----------------------------------------------------------------------------------------------------------------------------------
  International
       Class A               10.50%       10.90%         -      9.21%       4.14%      9.59%          -      8.23%         3/2/94
       Class B                9.68%       10.08%         -      8.40%       5.68%     10.08%          -      8.40%         3/2/94
       Class C                9.68%            -         -      9.68%       8.68%          -          -      8.68%        10/1/99
       Class Y               10.77%       11.24%         -      9.55%      10.77%     11.24%          -      9.55%         3/2/94
----------------------------------------------------------------------------------------------------------------------------------
  Strategic
       Class A               13.78%       14.07%         -     12.83%       7.23%     12.72%          -     11.96%        2/22/93
       Class B               12.94%       13.19%         -     12.75%       8.94%     13.19%          -     12.75%       12/22/93
       Class C               12.76%            -         -     12.76%      11.76%          -          -     11.76%        10/1/99
       Class Y               14.06%       14.37%         -     13.43%      14.06%     14.37%          -     13.43%       11/29/93
----------------------------------------------------------------------------------------------------------------------------------
  Premier
       Class A               18.61%            -         -     24.55%      11.78%          -          -     22.59%       12/31/96
       Class B               17.70%            -         -     23.61%      13.70%          -          -     23.46%       12/31/96
       Class C               17.66%            -         -     17.66%      16.66%          -          -     16.66%        10/1/99
       Class Y               18.87%            -         -     24.85%      18.87%          -          -     24.85%       12/31/96
----------------------------------------------------------------------------------------------------------------------------------
  Gov't Securities
       Class A                6.48%        5.75%         -      4.00%       1.97%      4.84%          -      3.36%         9/8/93
       Class B                5.56%        5.03%     5.65%          -       2.59%      5.03%      5.65%          -        4/22/87
       Class C                6.08%            -         -      6.08%       5.09%          -          -      5.09%        10/1/99
----------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth
       Class A               33.44%       14.18%         -     14.90%      25.83%     12.83%          -     13.94%         9/8/93
       Class B               32.47%       13.46%         -     14.15%      28.47%     13.46%          -     14.15%         9/8/93
       Class C               32.47%            -         -      32.47      31.47%          -          -     31.47%        10/1/99
       Class Y               33.77%            -         -     11.13%      33.77%          -          -     11.13%       12/31/98
----------------------------------------------------------------------------------------------------------------------------------
  Value Equity
       Class A               11.35%       20.32%         -     17.37%       4.97%     18.92%          -     16.39%         9/8/93
       Class B               10.44%       19.50%         -     16.60%       6.44%     19.50%          -     16.60%         9/8/93
       Class C               10.53%            -         -     10.53%       9.53%          -          -      9.53%        10/1/99
       Class Y               11.56%            -         -     15.41%      11.56%          -          -     15.41%         1/5/98
----------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Value
       Class A                8.55%            -         -      3.77%       2.31%          -          -      0.32%       12/31/98
       Class B                7.69%            -         -      2.94%       3.69%          -          -      1.26%       12/31/98
       Class C                7.69%            -         -      7.69%       6.69%          -          -      6.69%        10/1/99
       Class Y                8.72%            -         -      3.93%       8.72%          -          -      3.93%       12/31/98
----------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Value
       Class A               27.80%            -         -     24.97%      20.46%          -          -     21.33%        9/30/98
       Class B               26.77%            -         -     24.00%      22.77%          -          -     23.19%        9/30/98
       Class C               26.77%            -         -     26.77%      25.77%          -          -     25.77%        10/1/99
       Class Y               28.11%            -         -     25.25%      28.11%          -          -     25.25%        9/30/98
----------------------------------------------------------------------------------------------------------------------------------
  Europe Equity
       Class A               27.95%            -         -     15.40%      20.55%          -          -     11.38%        1/29/99
       Class B               27.01%            -         -     12.90%      23.01%          -          -     12.90%        1/29/99
       Class C               27.04%            -         -     27.04%      26.04%          -          -     26.04%        10/1/99
       Class Y               28.39%            -         -     28.39%      28.39%          -          -     28.39%        1/29/99
----------------------------------------------------------------------------------------------------------------------------------
  Emerging Mkts
       Class A               15.27%            -         -     30.10%       8.66%          -          -     25.57%        1/29/99
       Class B               14.41%            -         -     29.11%      10.41%          -          -     27.60%        1/29/99
       Class C               13.56%            -         -     13.56%      12.56%          -          -     12.56%        10/1/99
       Class Y               15.56%            -         -     30.41%      15.56%          -          -     30.41%        1/29/99
----------------------------------------------------------------------------------------------------------------------------------
  Premier Growth
       Class A               18.61%            -         -     24.55%      11.78%          -          -     22.59%       12/31/96
       Class B               17.70%            -         -     23.61%      13.70%          -          -     23.46%       12/31/96
       Class C               17.66%            -         -     17.66%      16.66%          -          -     16.66%        10/1/99
       Class Y               18.87%            -         -     24.85%      18.87%          -          -     24.85%       12/31/96
----------------------------------------------------------------------------------------------------------------------------------
  Premier Research
       Class A                    -            -         -     -1.00%           -          -          -     -6.69%        4/28/00
       Class B                    -            -         -     -1.30%           -          -          -     -5.25%        4/28/00
       Class C                    -            -         -     -1.30%           -          -          -     -2.30%        4/28/00
       Class Y                    -            -         -     -0.90%           -          -          -     -0.90%        4/28/00
----------------------------------------------------------------------------------------------------------------------------------

                                                                           Load      Adjusted
----------------------------------------------------------------------------------------------------------------------------------
                              One         Five         Ten       Since      One       Five        Ten       Since       Inception
    Fund                      Year        Years        Years   Inception    Year      Years       Years   Inception       Date
----------------------------------------------------------------------------------------------------------------------------------
  Premier International
       Class A                    -            -         -    -13.00%           -          -          -    -18.00%        4/28/00
       Class B                    -            -         -    -13.30%           -          -          -    -16.77%        4/28/00
       Class C                    -            -         -    -13.30%           -          -          -    -14.17%        4/28/00
       Class Y                    -            -         -    -12.90%           -          -          -    -12.90%        4/28/00
----------------------------------------------------------------------------------------------------------------------------------
  Premier Value
       Class A                    -            -         -     10.80%           -          -          -      4.43%        4/28/00
       Class B                    -            -         -     10.50%           -          -          -      6.50%        4/28/00
       Class C                    -            -         -     10.50%           -          -          -      9.50%        4/28/00
       Class Y                    -            -         -     10.90%           -          -          -     10.90%        4/28/00
----------------------------------------------------------------------------------------------------------------------------------
  High Yield
       Class A               -0.52%            -         -      0.01%      -4.71%          -          -     -2.42%       12/31/98
       Class B               -1.25%            -         -     -0.73%      -3.99%          -          -     -2.24%       12/31/98
       Class C               -1.27%            -         -     -1.27%      -2.18%          -          -     -2.18%        10/1/99
       Class Y               -0.26%            -         -      0.26%      -0.26%          -          -      0.26%       12/31/98
----------------------------------------------------------------------------------------------------------------------------------
  Money Market                5.81%        5.21%         -      4.80%       5.81%          -          -      4.80%        2/22/93
----------------------------------------------------------------------------------------------------------------------------------

NOTES TO PERFORMANCE

For periods prior to September 26, 1997, the performance data relating to Class A and B shares of the Mid-Cap Growth Fund, Value Equity Fund, Tax-Exempt Fund and Government Securities Fund reflect the prior performance and expense ratios of Investors Trust Growth Fund, Investors Trust Value Fund, Investors Trust Tax Free Fund and Investors Trust Government Fund, respectively, each a series of Investors Trust, the assets of which were acquired by the corresponding GE Fund. The Government Securities Fund has not offered Class Y shares since the Fund's inception, therefore no performance data is shown for Class Y shares of this Fund.

The performance data has been calculated to assume the current maximum sales charges imposed by the Trust, which are generally higher than the sales charges formerly imposed by the Trust.

The mutual fund results are net of fees and expenses and assume changes in share price, reinvestment of dividends and capital gains, and, if applicable, the deduction of any sales charges as set forth under the "Load Adjusted" column. GEAM has voluntarily agreed to reduce or otherwise limit certain expenses of the Trust. Also, certain of the results for funds that were series of Investors Trust were favorably affected by expense waivers or limitations. Absent these limits, the GE Funds' and Investors Trust Funds' performance would have been lower. The S&P 500 Index Fund, the Premier Research Fund, the Premier International Fund and the Premier Value Fund had not commenced operations as of the date of this SAI and therefore no performance information is available at this time.

          The Funds may compare their average annual total returns to the returns of the following securities market indices. The Standard & Poor's ("S&P") Composite Index of 500 stocks (S&P 500 Index), the S&P Composite Index of 400 mid-cap stocks (S&P Mid-Cap 400 Index), the S&P/BARRA Composite Index of 500 value stocks (S&P 500 Value Index), Morgan Stanley Capital International World Index (MSCI World), Morgan Stanley Capital International EAFE Index (MSCI
EAFE), Lehman Brothers Aggregate Bond Index (LB Aggregate), the Lehman Brothers Municipal Bond Index (LBMI), Lehman Brothers 1-3 Year Government Bond Index (LB 1-3), the Lehman Brothers 10-Year Municipal Index and the Lehman Brothers Government Bond Index, CS First Boston High Yield Index, MSCI Europe Index, MSCI Emerging Markets Index, Russell 2000 Index and Russell 1000 Value Index are unmanaged indexes and do not reflect the actual cost of investing in the instruments that comprise each index. The S&P 500 Index is a composite of the prices of 500 widely held stocks recognized by investors to be representative of the stock market in general. The S&P Mid-Cap 400 Index is a capitalization-weighted index of 400 U.S. stocks with a median market capitalization of approximately $700 million. The S&P 500 Value Index is a capitalization-weighted index of all the stocks in the S&P 500 Index that have low price-to-book ratios. The MSCI World Index is a composite of 1,561 stocks in companies from 22 countries representing the European, Pacific Basin and American regions. The MSCI EAFE Index is a composite of 1,103 stocks of companies from 20 countries representing stock markets of Europe, Australasia, New Zealand and the Far East. LB Aggregate is a composite index of short-, medium-, and long-term bond performance and is widely recognized as a barometer of the bond market in general. The LBMI is a composite of investment grade, fixed-rate municipal bonds and is considered to be representative of the municipal bond market. The LB 1-3 is a composite of government and U.S. Treasury obligations with maturities of 1-3 years. The Lehman Brothers 10-Year Municipal Index is comprised of 8,987 bonds with a nominal maturity from eight years up to, but not including, 12 years. The Lehman Brothers Government Bond Index is comprised of all U.S. dollar fixed-rate U.S. agency and Treasury bond issues (excluding stripped issues) with remaining maturities greater than one year and with at least $100 million in outstanding issuance. S&P 500 Index & LB Aggregate Bond Index simulates a blended return which is representative of the approximate asset allocation mix of the GE Strategic Investment Fund for the periods presented (composed of 60% S&P 500

Index, 40% LB Aggregate). The actual allocation mix of this Fund may have varied from time to time. The results shown for the foregoing indexes assume the reinvestment of net dividends.

          The Trust also may advertise the actual annual and annualized total return performance data for various periods of time, which may be shown by means of schedules, charts or graphs. Actual annual or annualized total return data generally will be lower than average annual total return data because the latter reflects compounding of return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance.

AGGREGATE TOTAL RETURN

          The Trust may use "aggregate total return" figures in advertisements, which represent the cumulative change in value of an investment in a class of shares of a Fund for a specific period, and which reflects changes in the Fund's share price and reinvestment of dividends and distributions. Aggregate total return may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions). Because distribution and shareholder service fees vary across Classes, the total returns for each Class will differ. Aggregate total return data reflects compounding over a longer period of time than does annual total return data, and therefore aggregate total return will be higher.

          "Aggregate total return" represents the cumulative change in the value of an investment in a Class for the specified period are computed by the following formula:

                  Aggregate Total Return = ERV - P
                                           -------
                                            P

                           Where P =   a hypothetical initial payment of
                                       $1,000; and

                           ERV  =      Ending Redeemable Value of a hypothetical
                                       $1,000 investment made at the beginning
                                       of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

DISTRIBUTION RATE

                  The Trust may advertise a Fund's distribution rate and/or effective distribution rate. A Fund's distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance.

                  A Fund's distribution rate measures dividends distributed for a specified period. A Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized by the current net asset value per share. A Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. A Fund's yield is calculated using the standardized formula described above. In contrast, the distribution rate is based on the Fund's last monthly distribution, which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month.

COMPARATIVE PERFORMANCE INFORMATION

          In addition to the comparative performance information included in the Prospectus and otherwise quoted in sales and advertising materials, the Trust may compare the Fund's performance with (a) the performance of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, (b) various unmanaged indices, including the Russell Index, S&P 500 Index, and the Dow Jones Industrial Average or (c) other appropriate indices of investment securities or with data developed by GEAM derived from those indices.

          Performance information also may include evaluations of a Fund published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today. These ranking services or publications may compare a Fund's performance to, or rank it within, a universe of mutual funds with investment objectives and policies similar, but not necessarily identical, to that of the Funds. Such comparisons or rankings are made on the basis of several factors, including the size of the Fund, objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change.

                             PRINCIPAL STOCKHOLDERS

          The following persons are the only persons known by the Trust to hold of record more than 5% of the outstanding shares of any class of the Funds as of December 31, 2000.

Name and Address                                                                  Amount of               Percent
Of Record Owner                                                                   Ownership              of Class
---------------                                                                   ---------              --------
PREMIER FUND, CLASS A
State Street Bank & Trust Co., Trustee                                            245,579.078               5.45%
FBO Aggregate Industries Inc.                                                        shares
1 Enterprise Dr.
No. Quincy, MA  02171-2126

PREMIER FUND, CLASS Y
GE Financial Assurance Co.                                                        321,551.307             24.88%
Attn:  Connie Wong Investment Accounting                                             shares
Two Union Square
601 Union Street, Suite 1300
Seattle, WA  98101-2327

State Street Bank & Trust Co. TTEE                                                316,156.079             24.46%
FBO GNA Savings Plan                                                                 shares
Master Trust Client Ser-W6C
1 Enterprise Dr.
No. Quincy, MA  02171-2126

State Street Bank & Trust Co. TTEE                                                 71,578.134              5.54%
FBO GE Industrial Solutions                                                          shares
Master Trust Client Ser-W6C
1 Enterprise Dr.
No. Quincy, MA  02171-2126

State Street Bank & Trust Co. TTEE                                                508,603.358             39.35%
FBO Asset Management Plan for                                                        shares
Affiliated GE Companies
Master Trust Client Ser-W6C
1 Enterprise Dr.
No. Quincy, MA  02171-2126

PREMIER RESEARCH EQUITY, CLASS A
GEFA Holdings Inc.                                                               1,015,032.225            78.72%
Attn: Jerry Fulps                                                                    shares
601 Union St. #14
Seattle, WA  98101-2341


                                      -98-

PREMIER RESEARCH EQUITY, CLASS B
Olde Discount FBO B2508163                                                         2,034.767               5.12%
751 Griswold St                                                                      shares
Detroit, MI  48226-3224

GEFA Holdings Inc.                                                                 10,121.871             25.45%
Attn: Jerry Fulps                                                                    shares
601 Union St. #14
Seattle, WA  98101-2341

PREMIER RESEARCH EQUITY, CLASS C
Raymond James & Assoc. Inc. Cust.                                                  1,998.899              14.85%
FBO Linda D. Fox IRA                                                                 shares
3529 S 163rd St
Omaha, NE  68130-2118

PaineWebber FBO                                                                     876.623                6.51%
PaineWebber Cust.                                                                    shares
James R. McEntire
PO Box 3321
Weehawken, NJ  07087-8154

GEFA Holdings Inc.                                                                 10,121.871             75.21%
Attn: Jerry Fulps                                                                    shares
601 Union St #14
Seattle, WA  98101-2341

PREMIER RESEARCH EQUITY, CLASS Y
GEFA Holdings Inc.                                                                 10,143.671             99.94%
Attn: Jerry Fulps                                                                    shares
601 Union St #14
Seattle, WA  98101-2341

PREMIER VALUE EQUITY, CLASS A
GEFA Holdings Inc.                                                               1,028,636.428            77.69%
Attn: Jerry Fulps                                                                    shares
601 Union St #14
Seattle, WA  98101-2341


                                      -99-

PREMIER VALUE EQUITY, CLASS B
State Street Bank & Trust Cust.                                                    3,097.757               9.90%
IRA R/O                                                                              shares
Debra D. Dawson
3792 S Twp Rd 165
Tiffin, OH  44883

Elizabeth Anne Cardwell                                                            2,377.840               7.60%
884 Red Oak School Road                                                              shares
Rustburg, VA  24588-2960

State Street Bank & Trust Cust                                                     1,740.081               5.56%
IRA R/O                                                                              shares
Robert Freder Pachlhofer
20 N Twp Rd 87
Fostoria, OH  44830

GEFA Holdings Inc.                                                                 10,150.318             32.44%
Attn: Jerry Fulps                                                                    shares
601 Union St #14
Seattle, WA  98101-2341

PREMIER VALUE EQUITY, CLASS C
GEFA Holdings Inc.                                                                 10,128.519             92.60%
Attn: Jerry Fulps                                                                    shares
601 Union St #14
Seattle, WA  98101-2341

PREMIER VALUE EQUITY, CLASS Y
GEFA Holdings Inc.                                                                 10,181.965             99.94%
Attn: Jerry Fulps                                                                    shares
601 Union St #14
Seattle, WA  98101-2341

PREMIER INTERNATIONAL EQUITY, CLASS A
GEFA Holdings Inc.                                                               1,013,517.439            83.76%
Attn: Jerry Fulps                                                                    shares
601 Union St #14
Seattle, WA  98101-2341


                                     -100-

PREMIER INTERNATIONAL EQUITY, CLASS B
State Street Bank & Trust Cust.                                                    2,630.655              12.16%
IRA R/O                                                                              shares
Debra D. Dawson
3792 S Twp Rd 165
Tiffin, OH  44883

State Street Bank & Trust Cust                                                     1,519.832               7.03%
IRA R/O                                                                              shares
Coby D. Lamb
1022 W Cooper St
Maryville, MO  64468-2005

Elizabeth Anne Cardwell                                                            2,593.076              11.99%
884 Red Oak School Road                                                              shares
Rustburg, VA  24588-2960

GEFA Holdings Inc.                                                                 10,070.147             46.56%
Attn: Jerry Fulps                                                                    shares
601 Union St #14
Seattle, WA  98101-2341

PREMIER INTERNATIONAL EQUITY, CLASS C
GEFA Holdings Inc.                                                                 10,065.760             95.96%
Attn: Jerry Fulps                                                                    shares
601 Union St #14
Seattle, WA  98101-2341

PREMIER INTERNATIONAL EQUITY, CLASS Y
GEFA Holdings Inc.                                                                 10,131.215             99.94%
Attn: Jerry Fulps                                                                    shares
601 Union St #14
Seattle, WA  98101-2341

S&P 500 INDEX
GEFA Holdings Inc.                                                               2,427,516.077            80.89%
Attn: Jerry Fulps                                                                    shares
601 Union St #14
Seattle, WA  98101-2341


                                     -101-

U.S. EQUITY FUND, CLASS A
State Street Bank & Trust Co TTEE                                                 1,097,613.131             8.60%
FBO Promus Hotels                                                                     shares
Master Trust Client Services-W6C
1 Enterprise Dr.
N. Quincy, MA  02171-2126

U.S. EQUITY FUND, CLASS Y
State Street Bank & Trust Co., as Trustee                                         2,372,645.350            19.56%
FBO Asset Management Plan for Affiliated GE Companies                                 shares
Master Trust Client Service
1 Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co., Trustee                                            1,896,545.349            15.63%
Benchside & Co. - GE Cap. Asset Maint.                                                shares
Master Trust Client Service
One Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co., as Trustee                                         1,700,975.976            14.02%
Eastmate & Co.                                                                        shares
FBO GE Capital Fleet Services
Master Trust Client Services
1 Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co., as Trustee                                          924,656.285              7.62%
Grampas & Co. Trust                                                                   shares
FBO Ameridata Technology
Master Trust Client Service W6C
1 Enterprise Drive
No. Quincy, MA 02171

Bost & Co.                                                                         854,862.155              7.05%
Mutual Fund Operations                                                                shares
P.O. Box 3198
Pittsburgh, PA 15230

Standard Life Assurance Company of Canada                                          756,088.444              6.23%
c/o Ansuya Patel Mgmt Associate                                                       shares
Investment Accounting
1245 Sherbrooke Street West Flr 16
Montreal, Quebec H3G 1G3


                                     -102-

Saul & Co.                                                                         611,572.196              5.04%
c/o First Union National Bank                                                         shares
FBO Stamford Hospital Health Corp.
A/C #9525001168
1525 W Wt Harris Blvd #3C4
Charlotte, NC  28262-8522

SMALL CAP VALUE EQUITY FUND, CLASS A
GE Capital Assurance                                                               809,243.540             36.09%
2 Union Square STE 1400                                                               shares
601 Union St.
Seattle, Wa  98101-2327

Moderate Strategy Lifestyle Fund                                                   345,644.848             15.41%
Omnibus Account - Underlying Fund                                                     shares
Attn Mary Stone
GE Investment Services
3003 Summer St
Stamford, CT 06905-4316

Aggressive Strategy Lifestyle Fund                                                 151,501.206              6.76%
Omnibus Account - Underlying Fund                                                     shares
Attn Mary Stone
GE Investment Services
3003 Summer St
Stamford, CT 06905-4316

SMALL CAP VALUE EQUITY FUND, CLASS B
GE Capital Assurance                                                               574,628.322             62.76%
2 Union Square STE 1400                                                               shares
601 Union St.
Seattle, WA  98101-2327

SMALL CAP VALUE EQUITY FUND, CLASS C
Donaldson Lufkin Jenrette                                                           4,105.633              32.49%
Securities Corp Inc
PO Box 2052
Jersey City, NJ 07303-2052


                                     -103-

Keith J. Wheeler TTEE                                                               1,530.531              12.11%
U/A/D 10/13/1999
Paul G. Wheeler Irrev Jacob Trust
942 Ridgelawn TRL
Batavia IL 60510-8326

Legg Mason Wood Walker Inc                                                           908.110                7.19%
302-17293-18                                                                          shares
PO Box 1476
Baltimore, MD  21203-1476

State Street Bank & Trust Company                                                    761.892                6.03%
IRA A/C
Judy Lieberman
11045 NW 40th ST
Sunrise, FL 33351-8283

State Street Bank & Trust Company                                                    795.899                6.30%
IRA A/C
W. Russell Miller
2908 Brookhollow Dr.
Denton, TX  76207-1216

State Street Bank & Trust Company                                                   1,534.033              12.14%
IRA R/O
John F. Kiley
5 Mayfair Ct
Ipswich, MA  01938-1693

PaineWebber FBO                                                                     1,301.300              10.30%
PaineWebber Cust FBO
Julia C. Murphree
PO Box 3321
Weehawken, NJ  07087-8154

SMALL CAP VALUE EQUITY FUND, CLASS Y
Aggressive Allocation Lifestyle Fund                                               363,959.744             46.66%
Omnibus Account - Underlying Fund                                                     shares
Attn Mary Stone
GE Investment Services
3003 Summer St
Stamford, CT 06905-4316


                                     -104-

Conservative Allocation Fund                                                       147,500.329             18.91%
Omnibus Account - Underlying Fund                                                     shares
Attn Mary Stone
GE Investment Services
3003 Summer St
Stamford, CT 06905-4316

Moderate Allocation Lifestyle Fund                                                 166,519.363             21.35%
Omnibus Account - Underlying Fund                                                     shares
Attn Mary Stone
GE Investment Services
3003 Summer St
Stamford, CT 06905-4316

State Street Bank & Trust Co. TTEE                                                  86,511.629             11.09%
FBO GNA Savings Plan                                                                  shares
Master Trust Client Ser-W6C
1 Enterprise Drive
No. Quincy, MA  02171-2126

MID-CAP GROWTH FUND, CLASS A
GNA Corporation                                                                    727,249.880             31.32%
Attn:  Investments                                                                    shares
601 Union Street, #5600
Seattle, WA  98101-2336

MID-CAP GROWTH FUND, CLASS C
GE Financial Assurance Co                                                           8,948.872              39.26%
Connie Wong Investment Accounting                                                     shares
2 Union Square
601 Union St STE 1300
Seattle, WA  98101-2341

Keith J. Wheeler TTEE                                                                1,923.60               8.44%
U/A/D 10/13/1999                                                                      shares
Paul G. Wheeler Irrev Jacob Trust
942 Ridgelawn Trl
Batavia, IL  60510-8326

Herman J. Sauter                                                                    1,980.919               8.69%
Nancy L. Sauter                                                                       shares
22 E. Bethany Rd.
Nemanstown, PA  17073-9199


                                     -105-

State Street Bank & Trust Cust                                                      1,885.310               8.27%
IRA R/O                                                                               shares
John F. Kiley
5 Mayfair Ct
Ipswich, MA  01938-1693

Donaldson Lufkin Jenrette                                                           4,497.711              19.73%
Securities Corp Inc.                                                                  shares
PO Box 2052
Jersey City, MJ  07303-2052

MID-CAP GROWTH FUND, CLASS Y
State Street Bank & Trust Co TTEE                                                   2,357.739              99.80%
GE Universal Plan                                                                     shares
Master Trust Client Ser-W6C
1 Enterprise Dr.
Quincy, MA  02171-2126

MID-CAP VALUE FUND, CLASS A
State Street Bank & Trust Co                                                        24,743.253             15.18%
C/F the Rollover IRA of Emmet E. Delay                                                shares
7 Macaffer Drive
Albany, NY 12204-1207

Fahnestock & Co Inc FBO                                                             27,189.805             16.68%
A490075718                                                                            shares
Spectrulite Consortium Inc
125 Broad St
New York, NY  10004-2400

MID-CAP VALUE FUND, CLASS B
Alan L.Peplow                                                                      2,209.800               7.41%
Renee T. Peplow Jt Wros                                                              shares
1417 Humbolt Ave.
Youngstown, OH  44502-2754

State Street Bank & Trust Co                                                       1,731.808               5.81%
C/F the IRA of William Summers                                                       shares
5 Meadow LN
Newark, DE 19713-2754


                                     -106-

PaineWebber for the Benefit of                                                     9,648.324              32.37%
Dr. Christopher Johnson &                                                            shares
Nancy Johnson JTWROS
25 Woodbine Street
Little Silver, NJ  07739-1312

MID-CAP VALUE FUND, CLASS C
Miller Kagan Rodriguez & Silver                                                     9,811.252              13.90%
Profit Sharing Plan                                                                   shares
DTD 10/15/1970
Paul Herman & Robert Rodriguez TTE
75 Valencia Ave STE 800
Coral Gables FL 33134-6135

Raymond James & Assoc Inc.                                                          3,982.794               5.64%
For Elite A/C 50265168                                                                shares
FAO Eleanor E. Gilbert
2721 Gulf of Mexico Dr Apt 406
Longboat Key, FL 34228-3146

Raymond James & Assoc Inc.                                                          4,769.862               6.76%
For Elite A/C 50126375                                                                shares
U/A DTD 1-2-96
Benedict Family Tr
13542 Cherry Tree Ct
Fort Myers, FL  33912-5670

Raymond James & Assoc Inc.                                                          4,694.937               6.65%
For Elite A/C 80783248                                                                shares
FAO Mark M. Anderson &
Sherry L. Anderson JT/WROS
12609 Summer Wood Dr.
Fort Myers, FL  33908-6805

Raymond James & Assoc Inc.                                                          3,820.154               5.41%
For Elite A/C 86171242                                                                shares
U/A DTD 5-7-98
Martha J. Ryckman Tr
1908 Lucina Ct
Fort Myers, FL  33908-1608


                                     -107-

June H. Ashton TTEE                                                                 3,842.046               5.44%
June H. Ashton TR                                                                     shares
U/A DTD 09/15/1993
4135 Saums Dr.
N. Ft. Myers, FL  33903-5034

MID-CAP VALUE FUND, CLASS Y
Colonial Penn Insurance Company                                                   1,043,004.598             100%
Attn: Jerry Fulps                                                                     shares
601 Union St., Ste. 1400
Seattle, WA  98101-2341

VALUE EQUITY FUND, CLASS A
GNA Corporation                                                                    484,639.636             12.44%
Attn:  Investments                                                                    shares
601 Union Street, #5600
Seattle, WA  98101-2336

VALUE EQUITY FUND, CLASS C
Miller Kagan Rodgriguez & Silver                                                    8,886.252              11.90%
Profit Sharing Plan                                                                   shares
DTD10/15/1970
Paul Herman & Robert Rodgriguez TTE
75 Valencia Ave Ste 800
Coral Gables, FL  33134-6135

Donaldson Lufkin Jenrette                                                           5,469.993               7.33%
Securities Corp Inc.                                                                  shares
PO Box 2052
Jersey City, NY 07303-2052

PaineWebber FBO                                                                     4,391.169               5.88%
PaineWebber Cust PE53694                                                              shares
FBO James Horky
PO Box 1108
New York, NY  10268-1108

Donaldson Lufkin Jenrette                                                           3,884.255               5.20%
Securities Corp Inc.                                                                  shares
PO Box 2052
Jersey City, NY 07303-2052


                                     -108-

Prudential Securities Inc. FBO                                                      5,848.908               7.83%
Miss Nancy Ann Wright                                                                 shares
344 Springmoor Dr.
Raleigh, NC  27615-7740

VALUE EQUITY FUND, CLASS Y
The Horace Bushnell                                                                258,282.603             77.48%
Memorial Hall                                                                         shares
166 Capitol Ave
Hartford, CT 06106-1646

First Union National Bank                                                           35,285.234             10.58%
Omnibus Reinvest/Reinvest                                                             shares
1525 West Wt Harris Blvd., CMG 3C4
Charlotte, NC  28262-1151

Nabob Co.                                                                           39,387.167             11.82%
PO Box 7088                                                                           shares
Wyomissing, PA  19610-6088

GLOBAL FUND, CLASS C
GE Financial Assurance Co                                                           3,727.542              44.23%
Connie Wong Investment Accounting                                                     shares
2 Union Square
601 Union St Ste 1300
Seattle, WA  98101-2341

Keith J Wheeler TTEE                                                                1,313.179              15.58%
UA DTD 10/13/1999                                                                     shares
Paul G Wheeler Irrev Jacob Trust
942 Ridgelawn Trl
Batavia, IL  60510-8326

State Street Bank & Trust Cust                                                       608.689                7.22%
IRA A/C                                                                               shares
W. Russell Miller
2908 Brookhollow Dr.
Denton, TX  76207


                                     -109-

PaineWebber FBO                                                                     1,065.687              12.64%
PaineWebber Cust FBO                                                                  shares
Nedeljko Matesic
PO Box 3321
Weehawken, NJ  07087-8154

Verner Unger TTEE                                                                    435.601                5.17%
U/A DTD 1/1/97                                                                        shares
Verner Unger Def Benef Plan
67 Purdy Lane
Amityville, NY  11701-3921

Virginia A. Kellar                                                                   435.601                5.17%
516 Polaris Loop Apt 106                                                              shares
Casselberry, FL  32707-6812

GLOBAL FUND, CLASS Y
State Street Bank & Trust Co., as Trustee                                          683,673.527             52.32%
Eastmate & Co. Trust                                                                  shares
FBO GE Capital Fleet Services
Master Trust Client Service
1 Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co., as Trustee                                          491,719.184             37.63%
Grampas & Co. Trust                                                                   shares
FBO Ameridata Technology
Master Trust Client Service
1 Enterprise Drive
No. Quincy, MA 02171-2126

INTERNATIONAL FUND, CLASS A
Moderate Strategy Lifestyle Fund                                                   395,582.301             17.53%
GE Investment Services                                                                shares
3003 Summer Street
Stamford, CT 06905-4316

State Street Bank & Trust Co.                                                     216,640.909               9.60%
FBO Aggregate Industries INC                                                         shares
1 Enterprise Dr.
N. Quincy, MA  02171-2126


                                     -110-

INVESTCO Trust Co TTEE                                                             125,270.075              5.55%
Compass Group USA Inc. 401(k) PL II                                                   shares
3334 Healy Dr STE 301
Winston Salem, NC 27103-1476

Aggressive Strategy LifeStyle Fund                                                 123,200.147              5.46%
Omnibus Account - Underlying Fund                                                     shares
Attn: Mary Stone
GE Investment Services
3003 Summer St.
Stamford, CT  06905-4316

INTERNATIONAL FUND, CLASS C
State Street Bank & Trust Cust                                                      2,501.735              14.34%
The Rollover IRA of                                                                   shares
Michael Halpern
87 Cannon Royal Dr
Key West, FL  33040-7805

Donaldson Lufkin Jenrette                                                           2,748.750              15.75%
Securities Corp Inc.
PO Box 2052
Jersey City, NJ 07303-2052

State Street Bank & Trust Cust                                                      1,661.351               9.52%
IRA A/C                                                                               shares
Hon Lee
10818 Grand Ave
Temple City, CA 91780-3548

PaineWebber FBO                                                                     1,283.793               7.36%
PaineWebber Cust FBO                                                                  shares
Mary L Irwin
PO Box 3321
Weehawken, NJ  07087-8154

Margaret F Nathan TTEE                                                              1,010.163               5.79%
UA DTD 01/15/1998                                                                     shares
Nathan Survivors Trust
7730 Kedvale Ave.
Skokie, IL  60076-3602


                                     -111-

PaineWebber FBO                                                                     1,004.127               5.75%
PaineWebber Cust FBO                                                                  shares
Julia C. Murphree
PO Box 3321
Weehawken, NJ  07087-8154

Herman J. Sauter                                                                     934.725                5.36%
Nancy L. Sauter JTWROS                                                                shares
22 E. Bethany Rd
Newmanstown, PA  17073-9199

State Street Bank & Trust Cust                                                      1,189.066               6.81%
IRA R/O                                                                               shares
John F. Kiley
5 Mayfair Ct
Ipswich, MA  01938-1693

INTERNATIONAL FUND, CLASS Y
State Street Bank & Trust Co TTEE                                                  461,521.766             20.94%
Benchside & Co. - GE Cap Asst Maint                                                   shares
Master Trust Client SER-W6C
1 Enterprise Dr
N. Quincy, MA  02171-2126

State Street Bank & Trust Co. TTEE                                                 561,757.110             25.48%
FBO Asset Mngt Plan for                                                               shares
Affiliated GE Companies
Master Trust Client SER-W6C
1 Enterprise Dr.
N. Quincy, Na  02171-2126

Conservative Allocation Fund                                                       290,395.429             13.17%
Omnibus Account - Underlying Fund                                                     shares
Attn Mary Stone
GE Investment Services
303 Summer ST
Stamford CT 06905-4316

Aggressive Allocation Lifestyle Fd                                                 289,539.205             13.13%
Omnibus Account - Underlying Fund                                                     shares
Attn Mary Stone
GE Investment Services
3003 Summer St
Stamford, CT  06905-4316


                                     -112-

Moderate Allocation Lifestyle Fund                                                 189,730.369              8.61%
Omnibus Account - Underlying fund                                                     shares
Attn Mary Stone
GE Investment Services
3003 Summer St
Stamford, CT  06905-4316

EUROPE FUND, CLASS A
General Electric Capital Assurance                                                  23,303.541              8.08%
Attn Jerry Fulps                                                                      shares
601 Union St Ste 1400
Seattle, WA  98101-2341

Michael D. Fraizer                                                                  18,790.514              6.52%
Elizabeth M Royer Fraizer JT WROS                                                     shares
8301 Paigley Pl
Richmond, VA  23229-8429

Leonard J Berube                                                                    19,178.032              6.65%
2 Van Buren Rd                                                                        shares
Glenville, NY  12302-4410

EUROPE FUND, CLASS B
General Electric Capital Assurance                                                  11,625.908             34.56%
Attn Jerry Fulps                                                                      shares
601 Union ST STE 1400
Seattle, WA 98101-2341

Raymond James & Assoc Inc FBO                                                       3,471.496              10.32%
Fred L Metz Trust                                                                     shares
UAD 2/21/92
809 Villa Ridge Rd
Falls Church, VA  22046-3664

Legg Mason Wood Walker Inc                                                          2,793.068               8.30%
394-73071-16                                                                          shares
PO Box 1476
Baltimore, MD  21203-1476

State Street Bank & Trust Co                                                        2,459.124               7.31%
Cust for the IRA of                                                                   shares
MIR JAFAR SHAH
4 Natoma Dr
Oakbrook, IL 60523-7712


                                     -113-

EUROPE FUND, CLASS C
GE Financial Assurance Co                                                           8,280.998              50.25%
Connie Wong Investment Accounting                                                     shares
2 Union Square
601 Union St Ste 1300
Seattle, WA  98101-2341

Jeep Eagle of Schaumburg                                                            5,319.255              32.28%
920 W. Golf Rd                                                                        shares
Schaumburg, IL 60194-1330

Renee S. Little                                                                     1,238.926               7.52%
Roger E. Little JTWROS                                                                shares
2024 Citation Rd.
Jarrettsville, MD  21084-1408

EUROPE FUND, CLASS Y
GE Life and Annuity Assurance Company                                             1,185,761.138            100.00%
Attn: Jerry Fulps                                                                     shares
601 Union St Ste 1400
Seattle, WA  98101-2341

EMERGING MARKETS FUND, CLASS A
Moderate Strategy Lifestyle Fund                                                   117,223.414             17.08%
Omnibus Account - Underlying Fund                                                     shares
Attn Mary Stone
GE Investment Services
3003 Summer ST
Stamford, CT 06905-4316

Aggressive Strategy Lifestyle Fund                                                  51,375.589              7.49%
Omnibus Account - Underlying Fund                                                     shares
Attn Mary Stone
GE Investment Services
3003 Summer ST
Stamford, CT 06905-4316

Bernard K. Genetti                                                                  45,513.911              6.34%
Marilyn D. Genetti TTEES                                                              shares
Genetti Revocable Trust
U/A/D 10/27/93
1185 Royston Ct
San Jose, CA  95120-3026


                                     -114-

EMERGING MARKETS FUND, CLASS B
General Electric Capital Assurance                                                  12,137.569             22.64%
Attn Jerry Fulps                                                                      shares
601 Union St Ste 1400
Seattle, WA  98101-2341

C.M. Kirtland                                                                       4,384.424               8.18%
9 N Parkway Square                                                                    shares
4200 Northside Parkway
Atlanta, GA  30327-3054

NFSC FEBO #CL7-652369                                                               4,681.923               8.73%
Maria Pitch                                                                           shares
18 Marions Lane
Fort Salonga, NY  11768-1411

NFSC FEBO #CL7-652385                                                               4,681.923               8.73%
Maria Pitch                                                                           shares
16 Marions Lane
Northport, NY  11768-1411

EMERGING MARKETS FUND, CLASS C
GE Financial Assurance Co.                                                          6,294.957              56.18%
Connie Wong Investment Accounting                                                     shares
2 Union Square
601 Union St Ste 1300
Seattle, WA  98101-2341

PaineWebber FBO                                                                     1,461.534              13.04%
PaineWebber Cust FBO                                                                  shares
Mary L Irwin
PO Box 3321
Weehawken, NJ  07087-8154

Renee S. Little                                                                     1,042.296               9.30%
Roger E. Little JTROS                                                                 shares
2024 Citation Rd.
Jarrettsville, MD  21084-1408

Stanley N. Reeves                                                                    685.621                6.12%
Alisa R. Leggett JTROS                                                                shares
115 Ball Ave.
PO Drawer 410
Tylertown, MS  39667-0410


                                     -115-

EMERGING MARKETS FUND, CLASS Y
General Electric Capital Assurance                                                1,217,693.077            87.79%
Attn Jerry Fulps                                                                      shares
601 Union St Ste 1400
Seattle, WA  98101-2341

Aggressive Allocation LifeStyle Fund                                               112,822.024              8.13%
Omnibus Acount - Underlyin gFund                                                      shares
Attn: Mary Stone
GE Investment Services
3003 Summer Street
Stamford, CT  06905-4316

STRATEGIC FUND, CLASS A
INVESTCO Trust Co., Trustee                                                        281,286.454              5.28%
Compass Group USA Inc.: 401(k) Plan                                                   shares
400 Colony Square, Suite 2200
1201 Peachtree Street, NE
Atlanta, GA 30361-3500

STRATEGIC FUND, CLASS C
PaineWebber FBO                                                                     8,959.129               7.07%
PaineWebber Cust FBO                                                                  shares
Elton R Witte
PO Box 3321
Weehawken, NJ  07087-8154

PaineWebber FBO                                                                     6,665.706               5.26%
Alfred M Salzer &                                                                     shares
Mary Ann Salzer JTWROS
8407 Mathonia Ave
Jacksonville, FL  32211-5125

PaineWebber FBO                                                                     7,892.465               6.23%
PaineWebber Cust FBO                                                                  shares
Barbara W. Smith
PO Box 3321
Weehawken, NJ  07087-8154


                                     -116-

STRATEGIC FUND, CLASS Y
State Street Bank & Trust Co., Trustee                                             756,138.887             25.49%
Benchside & Co., - GE Cap. Asset Maint.                                               shares
Master Trust Client Service
One Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co., as Trustee                                          765,085.809             25.79%
Eastmate & Co.                                                                        shares
FBO GE Capital Fleet Services
Master Trust Client Service
1 Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co., as Trustee                                          404,495.521             13.64%
Grampas & Co. Trust                                                                   shares
FBO Ameridata Technology
Master Trust Client Service
1 Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co., as Trustee                                          568,393.680             19.16%
FBO Asset Management Plan for Affiliated GE Companies                                 shares
Master Trust Client Service
1 Enterprise Drive
No. Quincy, MA 02171-2126

Pension Plan for Employees of Insulating                                           195,877.825              6.60%
  Materials Incorporated                                                              shares
Jurg Brunner Trustee
1 West Campbell Road
Schenectady, NY  12306-2442

TAX-EXEMPT FUND, CLASS A
Richard M Kelleher                                                                 189,775.169             10.33%
47 Crooked Ln                                                                         shares
Duxbury, MA  02332-3903


                                     -117-

Fiserv Securities, Inc.                                                            124,277.951              6.77%
FAO 52304808                                                                          shares
Attn: Mutual Funds
One Commerce Square
2005 Market Street, Suite 1200
Philadelphia, PA  19103-7084

TAX-EXEMPT FUND, CLASS B
Theodore A. Boyuls                                                                  23,423.107              5.08%
1420 US Highway 52N                                                                   shares
Mount Airy, NC  27030-1951

TAX-EXEMPT FUND, CLASS C
Donaldson Lufkin Jenrette                                                           4,743.813              49.93%
Securities Corp Inc.                                                                  shares
PO Box 2052
Jersey City, NJ 07303-2052

TAX-EXEMPT FUND, CLASS Y
GE Asset Management Incorporated                                                    2,127.619              97.13%
3003 Summer Street                                                                    shares
Stamford, CT 06905-4316

HIGH YIELD FUND CLASS A
Moderate Strategy Lifestyle Fund                                                   258,918.197             32.06%
Omnibus Account - Underlying Fund                                                     shares
Attn Mary Stone
GE Investment Services
3003 Summer St
Stamford, CT 06905-4316

Aggressive Strategy Lifestyle Fund                                                  95,332.414             11.80%
Omnibus Account - Underlying Fund                                                     shares
Attn Mary Stone
GE Investment Services
3003 Summer St
Stamford, CT 06905-4316

State Street Bank & Trust Co.                                                       66,004.107              8.17%
C/F The Rollover IRA of                                                               shares
Joseph R. Royer
3095 N Course Dr Apt 1011
Pompano Beach, FL  33069-3306


                                     -118-

State Street Bank & Trust Co.                                                       51,618.552              6.39%
C/F The Rollover IRA of                                                               shares
Robert G. Scheffller
PO Box 87
Kattskill Bay, NY  12844-0087

HIGH YIELD FUND CLASS B
State Street Bank and Trust Co Cust.                                                7,145.729               5.64%
IRA R/O                                                                               shares
Ferdie P. Wiltz
PO Box 679
Henderson Station
Braeux Bridge, LA  70517-0679

HIGH YIELD FUND CLASS C
PaineWebber FBO                                                                     23,182.638             24.89%
Gloria W Travassos                                                                    shares
Alexandra C Maddox Ten Enrty
3243 Wilderness Dr.
Middleburg, FL  32068-4133

PaineWebber for the Benefit of                                                      17,027.864             18.28%
Comerica Bank & Trust TTEE                                                            shares
FBO Florence W. Egan Family
Attn: Kenneth P. Smith
4830 W. Kennedy Blvd, STE 480
Tampa, FL 33609-2548

Margaret F Nathan TTEE                                                              14,158.003             15.20%
UA DTD 01/15/1998                                                                     shares
Nathan Survivors Trust
7730 Kedvale Ave
Skokie, IL 60076-3602

PaineWebber FBO                                                                     6,537.742               7.02%
Dorothy Reindell Fulstone                                                             shares
Tod Elbert Allen Brown Jr
1559 Holly Oaks Lake Rd E
Jacksonville, FL  32225-4417


                                     -119-

PaineWebber for the Benefit of                                                      8,470.924               9.09%
Robert B Van Dyke &                                                                   shares
Lenora M Van Dyke JTWROS
5821 Rover Drive
Jacksonville, FL  32244-1431

GE Financial Assurance Co                                                           8,177.814               8.78%
Connie Wong Investement Accounting                                                    shares
2 Union Square
601 Union St STE 1300
Seattle, WA 98101-2341

Jeep Eagle of Schaumburg                                                            7,732.203               8.30%
920 W. Golf Rd                                                                        shares
Schaumburg, IL 60194-1330

HIGH YIELD FUND CLASS Y
General Electric Capital Assurance                                                2,382,489.017            87.16%
Attn Jerry Fulps                                                                      shares
601 Union St Ste 1400
Seattle, WA  98101-2341

Aggressive Allocation Lifestyle FD                                                 225,248.950              8.24%
Omnibus Account - Underlying Fund                                                     shares
Attn Mary Stone
GE Investment Services
3003 Summer ST
Stamford, CT 06905-4316

FIXED INCOME FUND, CLASS A
Moderate Strategy LifeStyle Fund                                                   945,521.261             11.09%
Omnibus Account - Underlying Fund                                                     shares
Attn: Mary Stone
GE Investment Services
3003 Summer St
Stamford, CT  06905-4316

FIXED INCOME FUND, CLASS B
State Street Bank and Trust Co Cust                                                 9,832.540               5.93%
IRA R/O                                                                               shares
Ronald Urban
6732 Charles Road
North Olmsted, OH  44070-4707


                                     -120-

FIXED INCOME FUND, CLASS C
Donaldson Lufkin Jenrette                                                           4,526.320              22.89%
Securities Corp Inc.                                                                  shares
PO Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                                            4,526.30              22.89%
Securities Corp Inc.                                                                  shares
PO Box 2052
Jersey City, NJ 07303-2052

State Street Bank & Trust Cust                                                      2,267.080              11.46%
IRA A/C                                                                               shares
Judy Lieberman
11045 NW 40th ST
Sunrise, FL 33351-8283

State Street Bank & Trust Cust                                                      7,317.505              37.00%
IRA R/O                                                                               shares
John F. Kiley
5 Mayfair Ct
Ipswich, MA  01938-1693

FIXED INCOME FUND, CLASS Y
Conservative Allocation Fund                                                      1,735,204.467            31.62%
Omnibus Account - Underlying Fund                                                     shares
Attn Mary Stone
GE Investment Services
3003 Summer ST
Stamford, CT 06905-4316

State Street Bank & Trust Co., Trustee                                             725,487.439             13.22%
Benchside & Co. - GE Cap. Asset Maint.                                                shares
Master Trust Client Service
One Enterprise Drive
No. Quincy, MA 02171-2126

Moderate Allocation Lifestyle Fund                                                 458,723.541              8.36%
Omnibus Account - Underlying Fund                                                     shares
Attn Mary Stone
GE Investment Services
3003 Summer St
Stamford, CT  06905-4316


                                     -121-

State Street Bank & Trust Co. TTEE                                                 626,754.519             11.42%
FBO Asset Management Plan for                                                         shares
Affiliated GE Companies
Master Trust Client Ser-W6C
1 Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co., as Trustee                                          486,616.017              8.87%
Eastmate & Co. Trust                                                                  shares
FBO GE Capital Fleet Services
Master Trust Client Service
1 Enterprise Drive
No. Quincy, MA 02171-2126

State Street Bank & Trust Co., TTEE                                                339,575.534              6.19%
Grampas & Co. Trust                                                                   shares
FBO Ameridata Technology
Master Trust Client Service-W6C
One Enterprise Drive
No. Quincy, MA 02171-2126

SHORT-TERM GOVERNMENT FUND, CLASS B
Mildred H. Mooney                                                                  3,985.351               14.09%
93 Monroe Pkwy.                                                                      shares
Rochester, NY  14618-3007

Donaldson Lufkin Jenrette                                                          2,194.175                7.76%
Securities Corp. Inc.                                                                shares
PO Box 2052
Jersey City, NJ  07303-2052

J.J.B. Hilliard, W.L.Lyons, Inc.                                                   1,476.538                5.22%
Juanita S. Boorman                                                                   shares
A/C 1322-7689 501 S 4th St.
Louisville, KY  40202-2520

State Street Bank & Trust Cust                                                     2,276.349                8.05%
The Rollover IRA of                                                                  shares
Masako Iwai
4360 Santa Clara Ave.
Oxnard, CA  93030-8938


                                     -122-

State Street Bank & Trust Cust                                                     3,551.761               12.56%
The Rollover IRA of                                                                  shares
Yo Iwai
4360 Santa Clara Ave.
Oxnard, CA  93030-8938

PaineWebber for the Benefit of                                                     1,519.674                5.37%
Dr. Shervert H. Frazier &                                                            shares
Gloria B. Frazier JTWROS
PO Box 79215
Waverly, MA  02479-0215

SHORT-TERM GOVERNMENT FUND, CLASS C
Evelyn Garcia                                                                        912.632                8.69%
8716 SW 79th Pl                                                                       shares
Miami, FL  33143-7039

State Street Bank & Trust Co.                                                        560.037                5.33%
R/O IRA                                                                               shares
Margaret F. Nathan
7730 Kedvale Ave.
Skokie, IL  60076-3602

Donaldson Lufkin Jenrette                                                           4,507.751              42.93%
Securities Corp Inc.                                                                  shares
PO Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                                                           4,507.751              42.93%
Securities Corp Inc.                                                                  shares
PO Box 2052
Jersey City, NJ  07303-2052

SHORT-TERM GOVERNMENT FUND, CLASS Y
A-USA Life Insurance Co Inc                                                       3,899,460.625            95.04%
Attn Suzanne Montemurro                                                               shares
4 Manhattanville Rd
Purchase, NY 10577-2139

GOVERNMENT SECURITIES FUND, CLASS C
PaineWebber for the Benefit of                                                      1,054.092              86.11%
John P. McNerney                                                                      shares
TIC
1048 Sun Valley Drive
Annapolis, MD  21401-4843


                                     -123-

GE Financial Assurance Co                                                            151.090               12.43%
Connie Wong Investment Accounting                                                     shares
2 Union Square
601 Union St Ste 1300
Seattle, WA  98101-2341

MONEY MARKET FUND
State Street Bank & Trust Co TTEE                                                 33,411,773.540           11.05%
FBO Promus Hotels                                                                     shares
Master Trust Client Services-W6C
1 Enterprise Dr.
N. Quincy, MA  02171-2126

          As of December 31, 2001: (i) the current Trustees and officers of the Trust, as a group, beneficially owned less than 1% of each Fund's outstanding shares; (ii) GE Capital Assurance ("GECA"), a Delaware corporation, owned 35.01% of the outstanding shares of the GE Small-Cap Value Fund; 56.96% of the outstanding shares of the GE Emerging Markets Fund, and 63.35% of the outstanding shares of the GE High Yield Fund, (iv) GE Life & Annuity Assurance Company ("GELAAC"), a Virginia corporation, owned 77.79% of the outstanding shares of the GE Europe Equity Fund, (v) Colonial Penn Insurance Company ("Colonial Penn"), a Pennsylvania corporation, owned 79.84% of the outstanding shares of the GE Mid-Cap Value Equity Fund, (vi) A-USA Life Insurance Company ("USA") owned 65.66% of the outstanding shares of the GE Short-Term Government Fund, and (vii) GE Financial Assurance Holdings, Inc. ("GEFAH"), a Delaware corporation, owned 77.28% of the outstanding shares of the GE Premier Research Equity Fund; 76.95% of the outstanding shares of the GE Premier Value Equity Fund; 83.35% of the outstanding shares of the GE Premier International Equity Fund; and 80.89% of the outstanding shares of the GE S&P 500 Index Fund. So long as GECA, GELAAC, Colonial Penn, USA and GEFAH own more than 25% of the outstanding shares of the referenced Funds, they may be deemed to control these Funds.


                  FUND HISTORY AND ADDITIONAL INFORMATION

          The Trust is an open-end management investment company organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated August 10, 1992, as amended from time to time (the "Declaration").

          Currently, there are twenty three funds in the Trust. The U.S. Equity Fund was established as a series of the Trust on August 24, 1992. The Global Fund, the Strategic Fund, the Tax-Exempt Fund, the Income Fund and the Money Market Fund were added as series of the Trust on November 11, 1992. The Short-Term Government Fund and the International

Fund were added as series of the Trust on March 1, 1994. The Mid-Cap Growth Fund and the International Income Fund were added as series of the Trust on June 17, 1994. The Premier Fund was added as a series of the Trust on July 22, 1996. The Value Equity Fund and the Government Securities Fund were added as series of the Trust on June 2, 1997. The Small-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Value Fund and the High Yield Fund were added as series of the Trust on May 8, 1998. The Europe Fund and the Emerging Markets Fund were added as series of the Trust on November 6, 1998. The Premier Research Fund, the Premier International Fund, the Premier Value Fund and the S&P 500 Index Fund were added as series of the Trust on December 13, 1999.

          On September 26, 1997, the Trust, on behalf of GE Mid-Cap Growth Fund, GE Value Equity Fund, GE Tax-Exempt Fund, GE Government Securities Fund and GE Short-Term Government Fund, acquired all or substantially all of the assets of Investors Trust Growth Fund, Investors Trust Value Fund, Investors Trust Tax Free Fund, Investors Trust Government Fund and Investors Trust Adjustable Rate Fund, respectively (each a series of Investors Trust).

          In the interest of economy and convenience, physical certificates representing shares of a Fund are not issued. State Street maintains a record of each shareholder's ownership of shares of a Fund.

          SHAREHOLDER LIABILITY. Massachusetts law provides that shareholders of the Funds may, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration disclaims shareholder liability for acts or obligations of the Trust, however, and permits notice of the disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee of the Trust. The Declaration provides for indemnification from the property of a Fund for all losses and expenses of any shareholder of the Fund held personally liable for the obligations of the Fund. Thus, the risk of a shareholder of a Fund incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations, a possibility that the Trust's management believes is remote. Upon payment of any liability incurred by a Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Trust and the Funds in such a way so as to avoid, as far as practicable, ultimate liability of the shareholders for liabilities of the Funds.

          SHAREHOLDER RIGHTS AND VOTING. When issued, shares of a Fund will be fully paid and non-assessable. Shares are freely transferable and have no preemptive, subscription or conversion rights. Each Class represents an identical interest in a Fund's investment portfolio. As a result, each Class has the same rights, privileges and preferences, except with respect to: (1) the designation of each Class; (2) the sales arrangement; (3) certain expenses allocable exclusively to each Class; (4) voting rights on matters exclusively affecting a single Class; and (5) the exchange privilege of each Class. The Board does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Trustees, on an ongoing basis, will consider whether any conflict exists and, if so, will take appropriate action.

The Board of Trustees may amend the Declaration of Trust without the vote of shareholders in order to conform the provisions to tax or regulatory requirements, or to make other changes which do not materially affect the rights of shareholders. In addition, the Trustees may reclassify and redesignate any series or class of shares outstanding, as long as the action does not materially adversely affect the rights of the affected shareholders.

          When matters are submitted for shareholder vote, each shareholder of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. In general, shares of all Funds vote as a single class on all matters except (1) matters affecting the interests of one or more of the Funds or Classes of a Fund, in which case only shares of the affected Funds or Classes would be entitled to vote or (2) when the 1940 Act requires the vote of an individual Fund. Normally, no meetings of shareholders of the Funds will be held for the purpose of electing Trustees of the Trust unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders of the Trust, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders of record of no less than a majority of the outstanding shares of the Trust may remove a Trustee for cause through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares. Shareholders who satisfy certain criteria will be assisted by the Trust in communicating with other shareholders in seeking the holding of the meeting.

          COUNSEL. Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, serves as counsel for the Trust.

          INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountants of the Trust. Coopers & Lybrand L.L.P. (one of the predecessor firms of PricewaterhouseCoopers LLP), One Post Office Square, Boston, Massachusetts 02109, served as independent accountants to Investors Trust, all or substantially all the assets of which were acquired by the Trust on September 26, 1997.

                            FINANCIAL STATEMENTS


          The Annual Report dated September 30, 2000, which either accompanies this SAI or has previously been provided to the person to whom this SAI is being sent, is incorporated herein by reference with respect to all information other than the information set forth in the Letter to Shareholders included in the Reports. On June 11, 1999, the Board of Trustees of GE Funds approved a share class redesignation (the "Redesignation") for each of the Funds, except the Money Market Fund, effective September 17, 1999. The Redesignation will combine each Fund's respective Class A and Class C shares into a single class and Class D shares will be renamed Class Y shares. At the same time, the Trustees also approved, effective September 17, 1999, a 0.25% reduction in the annual distribution and shareholder servicing fee rate for Class A shareholders. The Annual Report dated October 31, 1996 for Investors Trust Growth Fund, Investors Trust Value Fund, Investors Trust Tax Free Fund and Investors Trust Government Fund, which are the predecessor funds to the Mid-Cap Growth Fund, the Value Equity Fund, the Tax-Exempt Fund and the Government Securities Fund, respectively (collectively with the Annual Report for GE Funds, the "Financial Reports"), are incorporated herein by reference.

          The International Income Fund and the Small-Cap Growth Equity Fund have not yet commenced operations and have no assets as of the date of this SAI. The Trust will furnish, without charge, a copy of the Financial Reports, upon request to the Trust at P.O. Box 120065, Stamford, CT 06912-0065,
(800) 242-0134.

                                    APPENDIX

                             DESCRIPTION OF RATINGS

COMMERCIAL PAPER RATINGS

          The rating A-1+ is the highest, and A-1 the second highest commercial paper rating assigned by S&P. Paper rated A-1+ must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strength combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics that would warrant a senior bond rating of AA or higher) or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. Capacity for timely payment on issues rated A-2 is satisfactory. However, the relative degree of safety is not as high as issues designated "A-1."

          The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks that may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of parent company and the relationships that exist with the issue; and (h) recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparations to meet the obligations.

          Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          Short-term obligations, including commercial paper, rated A-1+ by IBCA Limited or its affiliate IBCA Inc. are obligations supported by the highest capacity for timely repayment. Obligations rated A-1 have a very strong capacity for timely repayment. Obligations rated A-2 have a strong capacity for timely repayment, although that capacity may be susceptible to adverse changes in business, economic and financial conditions.

          Fitch Investors Services, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance of timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance of timely payment although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

          Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1-indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment; liquidity factors and company fundamentals are sound.

          Thomson BankWatch Inc. employs the rating TBW-1 to indicate issues having a very high degree of likelihood of timely payment. TBW-2 indicates a strong degree of safety regarding timely payment, however, the relative degree of safety is not as high as for issues rated TBW-1. While the rating TBW-3 indicates issues that are more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate. The lowest rating category is TBW-4; this rating is regarded as non-investment grade and, therefore, speculative.

          Various NRSROs utilize rankings within ratings categories indicated by a plus or minus sign. The Funds, in accordance with industry practice, recognize such ratings within categories or gradations, viewing for example S&P's ratings of A-1+ and A-1 as being in S&P's highest rating category.

DESCRIPTION OF S&P CORPORATE BOND RATINGS

          AAA -- This is the highest rating assigned by S&P to a bond and indicates an extremely strong capacity to pay interest and repay principal.

          AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

          A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB -- Bonds rated BBB have an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.

          BB, B and CCC -- Bonds rated BB and B are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          To provide more detailed indications of credit quality, the ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

          Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

          A -- Bonds that are rated A possess favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

          Baa -- Bonds that are rated Baa are considered as medium-grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba -- Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B -- Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa -- Bonds that are rated Caa are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

          Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated Aa through B, The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P MUNICIPAL BOND RATINGS

          AAA -- Prime -- These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

          General Obligation Bonds -- In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

          Revenue Bonds -- Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.

          AA -- High Grade -- The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

          A -- Good Grade -- Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. The ratings differ from the two higher ratings of municipal bonds, because:

          General Obligations Bonds -- There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

          Revenue Bonds -- Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

          BBB -- Medium Grade -- Of the investment grade ratings, this is the lowest. Bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.

          General Obligation Bonds -- Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas, the former shows only one deficiency among the factors considered.

          Revenue Bonds -- Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

          BB, B, CCC and CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB includes the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, these characteristics are outweighed by large uncertainties or major risk exposures to adverse conditions.

          C -- The rating C is reserved for income bonds on which no interest is being paid.

          D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

          S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

DESCRIPTION OF S&P MUNICIPAL NOTE RATINGS

          Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS

          Aaa -- Bonds that are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.

While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

          A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

          Baa -- Bonds that are rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba -- Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

          B -- Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic ratings category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic ratings category.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS

          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2/VMIG 2 are of high quality, with margins of protection ample, although not as large as the preceding group. Loans bearing the designation MIG 3/VMIG3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the higher grades. Market access for refinancing, in particular, is likely to be less well established. Loans bearing the designation MIG 4/VMIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.